UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund
BlackRock Short Obligations Fund
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 01/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S.
stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-
yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-
buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy.
Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed's way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
3.44% 23.29%
U.S. small cap equities
(Russell 2000
®
Index)
(8.41) (1.21)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.43) 7.03
Emerging market equities
(MSCI Emerging Markets
Index)
(4.59) (7.23)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.04
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(3.87) (4.43)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
(3.17) (2.97)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
(2.56) (1.22)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(1.55) 2.05
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
During the period, the Federal Open Market Committee left the range of 0.00% - 0.25% for the Federal Funds target rate unchanged and continued its purchases of U.S.
Treasury and mortgage-backed securities. U.S. macroeconomic data showed signs of improvement as evidenced by the unemployment rate dropping from 5.2% in August
2021 to 4.0% as of January 2022. In addition, at the end of the fourth quarter of 2021, real gross domestic product expanded 6.9%, after the third quarter’s 2.3% increase, which was mainly due to businesses replenishing inventories to meet strong demand. For the full year, the U.S. economy grew 5.7%, the fastest pace since 1984.
Given improving economic conditions and the pressure on prices the Fed set the stage for a reduction in stimulus. In the past, Fed Chair Powell has been clear in differentiating the timing and pace of the reduction in asset purchases from the timing of interest rate liftoff. As a result, the market reacted decidedly when the Fed removed the word “transitory” in reference to inflation and also signaled during the fourth quarter of 2021 that it would wind down its asset purchase program by March 2022.
While the U.S. Treasury and Federal Funds futures market have pulled rate hikes forward to commence as soon as March 2022, the Fed’s Summary of Economic Projections
and most recent “dot plot” forecast three 0.25% increases in 2022, followed by three more 0.25% increases in 2023 and two more in 2024.
On December 16, 2021, President Biden signed legislation to raise the debt limit by $2.5 trillion, an amount expected to provide the U.S. Government with borrowing authority into at least early 2023. The resolution of the debt ceiling saga should result in a rise in U.S. Treasury bill (“T-bill”) supply and a meaningful increase in the Treasury General
Account at the Fed. Net T-bill issuance for 2021 was approximately $1.2 trillion as of December 31, 2021.
Daily utilization of the Fed’s overnight reverse repurchase agreement (“RRP”) facility surged following the adjustment in the program’s offering rate in June 2021, averaging
$1.23 trillion per day for the remainder of the year. On December 31, 2021, the RRP facility hit an all-time high with a balance of over $1.9 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — had been pegged at 0.01%
from March 2021 until the FOMC’s “technical” adjustments in June 2021, when it rose to 0.05%. SOFR closed the period at 0.05% and averaged 0.04% for 2021.
The three-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 0.24%, increased to 0.32% during the week ended January 28, 2022. The three-month
LIBOR averaged 0.16% throughout 2021 and hit an all-time low of 0.11% on September 9, 2021.
The three-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – hit an all-time low of 0.02% on June 16, 2021 and averaged
0.08% for the year. L-OIS fell from 0.16% at the beginning of 2021 to 0.08% at the end of January 2022.
Industry-wide money market mutual funds (“MMFs”) experienced inflows of nearly $143 billion during the six-month period. Of this, assets of prime and municipal MMFs fell
$45 billion and $6 billion, respectively, while government MMFs experienced $194 billion of inflows.
Specific to BlackRock Liquid Environmentally Aware Fund, the Fund saw seasonal outflows of approximately $86 million over the period with assets totaling $1.1 billion in
January 2022. We continue to see an increased interest on the part of issuers to bring sustainability-linked bonds or green bonds to market in the money market space.
At the end of January 2022, we maintained a bias toward U.S. dollar-denominated certificate of deposits, time deposits, and high-quality issuers of commercial paper with three-month maturities or shorter. We have naturally reduced our exposure to U.S. Treasuries over the last year and invested in overnight time deposits as we believe they presented exceptional value especially as the market begins to price in future rate hikes throughout 2022.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of January 31, 2022
5
Fund Information
BlackRock Liquid Environmentally Aware Fund
Investment Objective
BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Bancroft Capital Shares and Cabrera Capital Markets Shares commenced operations on October 29, 2021 and Penserra Shares commenced operations on January 21,
2022.
Expense Example
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 999.70 $ 0.66 $ 1,000.00 $ 1,024.55 $ 0.66 0.13%
Bancroft Capital Shares ....................... 1,000.00 999.70 0.38 1,000.00 1,024.45 0.77 0.15
Cabrera Capital Markets Shares ................. 1,000.00 999.70 0.38 1,000.00 1,024.45 0.77 0.15
Direct ................................... 1,000.00 999.90 0.60 1,000.00 1,024.60 0.61 0.12
Mischler Financial Group Shares ................. 1,000.00 999.80 0.76 1,000.00 1,024.45 0.77 0.15
Penserra Shares ............................ 1,000.00 999.90 0.04 1,000.00 1,024.50 0.71 0.14
Investor A ................................ 1,000.00 999.70 0.76 1,000.00 1,024.45 0.77 0.15
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown), except for Bancroft Capital Shares and Cabrera Capital Markets Shares, which are multiplied by 95/365 and Penserra Shares which is multiplied by 11/365 (to reflect the period since inception).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.03% 0.03%
Bancroft Capital Shares ..................... 0.02 0.02
Cabrera Capital Markets Shares ................ 0.02 0.02
Direct .................................. 0.04 0.04
Mischler Financial Group Shares ............... 0.03 0.03
Penserra Shares .......................... 0.02 0.02
Investor A ............................... 0.00 0.00
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 40%
Certificates of Deposit ................................. 20
Repurchase Agreements ............................... 14
Time Deposits ...................................... 12
Municipal Bonds .................................... 11
U.S. Government Sponsored Agency Obligations .............. 1
Corporate Bonds .................................... 1
Other Assets Less Liabilities ............................ 1

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 20.2%
Domestic — 0.6%
Goldman Sachs Bank, (SOFR + 0.17%),
0.21%, 07/26/22
(a)
................. USD 7,000 $ 6,999,282
Euro — 1.2%
(b)
Bank of Montreal, 0.28%, 03/09/22 ........ 4,000 3,999,453
National Westminster Bank plc,
0.21%, 03/31/22 .................. 10,000 9,995,364
13,994,817
Yankee — 18.4%
(c)
Banco Santander SA, New York,
0.16%, 03/28/22 .................. 35,000 35,000,272
Bank of Montreal, Chicago
(a)
(LIBOR USD 3 Month + 0.05%),
0.21%, 02/23/22 ................ 5,000 5,000,220
(LIBOR USD 3 Month + 0.05%),
0.23%, 03/07/22 ................ 10,000 10,002,773
Bank of Nova Scotia, Houston
(SOFR + 0.16%), 0.21%, 02/01/22
(a)
..... 15,000 15,002,971
(SOFR + 0.20%), 0.25%, 02/01/22
(a)
..... 10,000 10,003,385
0.19%, 07/28/22 .................. 17,000 16,966,845
Canadian Imperial Bank of Commerce, New
York, (LIBOR USD 3 Month + 0.05%),
0.24%, 06/07/22
(a)
................. 7,500 7,501,609
Credit Industriel et Commercial, New
York, (LIBOR USD 3 Month + 0.05%),
0.19%, 05/06/22
(a)
................. 5,000 5,000,949
Credit Suisse AG, New York
(SOFR + 0.20%), 0.24%, 02/01/22
(a)
..... 7,500 7,498,626
0.30%, 06/01/22 .................. 5,000 4,996,606
Kookmin Bank, New York, (LIBOR USD 1
Month + 0.23%), 0.33%, 02/07/22
(a)
..... 5,000 5,000,234
Lloyds Bank Corporate Markets plc, New York,
(SOFR + 0.27%), 0.32%, 01/24/23
(a)
..... 10,200 10,199,190
Standard Chartered Bank, New York
0.24%, 02/01/22 .................. 20,000 20,000,077
0.21%, 03/15/22 .................. 20,000 20,000,548
Svenska Handelsbanken AB, New York
(SOFR + 0.19%), 0.24%, 02/28/22
(a)
..... 10,000 9,999,254
0.17%, 03/04/22 .................. 20,000 20,001,438
Toronto-Dominion Bank, New York,
0.34%, 10/28/22 .................. 5,000 4,983,570
207,158,567
Total Certificates of Deposit — 20.2%
(Cost: $228,196,743) .............................. 228,152,666
Commercial Paper — 39.6%
Alpine Securitization LLC
(d)
0.21%, 06/13/22 .................. 5,000 4,997,046
(SOFR + 0.16%), 0.20%, 07/20/22
(a)
.... 7,500 7,500,001
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
. 9,500 9,492,631
Antalis SA, 0.08%
,
02/04/22
(b)
........... 15,000 14,999,867
Atlantic Asset Securitization LLC, 0.10%
,
02/23/22
(b)
...................... 30,000 29,998,141
Australia & New Zealand Banking Group Ltd.
(LIBOR USD 3 Month + 0.03%), 0.20%,
03/02/22
(a)
.................... 6,000 6,000,274
0.09%, 03/18/22
(b)
................. 20,000 19,997,674
0.71%, 10/13/22
(b)
................. 12,500 12,438,464
Banco Santander SA, 0.26%
,
04/18/22
(b)
.... 5,000 4,997,273
Barclays Bank plc, 0.08%
,
02/01/22
(b)
...... 25,000 24,999,944
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
BNZ International Funding Ltd., 0.53%
,
08/18/22
(b)
...................... USD 4,000 $ 3,988,524
Britannia Funding Co. LLC, 0.12%
,
02/22/22
(b)(d)
15,000 14,998,955
Crown Point Capital Co. LLC, 0.37%
,
06/01/22
(b)
...................... 7,500 7,490,824
DZ Bank AG Deutsche Zentral-
Genossenschaftsbank , 0.09%
,
02/01/22
(b)
. 20,000 19,999,950
Erste Finance Delaware LLC, 0.08%
,
02/01/22
(b)
...................... 30,000 29,999,933
HAT Holdings I LLC, 0.23%
,
03/10/22
(b)
..... 3,960 3,959,279
Hydro-Quebec
(b)
0.05%, 02/01/22 .................. 15,000 14,999,979
0.08%, 03/01/22 .................. 15,000 14,999,058
ING US Funding LLC
(b)
0.09%, 02/18/22 .................. 4,000 3,999,832
0.16%, 04/01/22 .................. 25,000 24,993,333
0.17%, 04/05/22 .................. 5,000 4,998,480
Macquarie Bank Ltd., 0.75%
,
10/17/22
(b)
.... 2,200 2,188,335
National Australia Bank Ltd.
(b)
0.11%, 03/14/22 .................. 15,000 14,998,075
0.74%, 11/01/22 .................. 5,000 4,972,296
National Bank of Canada, (SOFR + 0.16%),
0.21%
,
07/28/22
(a)
................. 10,000 10,000,000
Nordea Bank Abp , 0.68%
,
10/21/22
(b)
...... 5,000 4,975,673
Skandinaviska Enskilda Banken AB, 0.13%
,
03/29/22
(b)
...................... 10,000 9,998,021
Societe Generale SA
(b)
0.13%, 03/31/22 .................. 5,000 4,998,951
0.31%, 10/21/22 .................. 15,000 14,939,445
Swedbank AB
(b)
0.07%, 02/02/22 .................. 10,000 9,999,961
0.10%, 02/28/22 .................. 30,000 29,997,737
Toronto-Dominion Bank, 0.23%
,
05/03/22
(b)
.. 17,206 17,196,063
UBS AG
(SOFR + 0.20%), 0.24%, 02/08/22
(a)
.... 10,000 10,001,073
0.45%, 07/12/22
(b)
................. 5,000 4,990,145
0.56%, 08/18/22
(b)
................. 5,000 4,984,854
Westpac Banking Corp.
(LIBOR USD 3 Month + 0.01%), 0.16%,
02/04/22
(a)
.................... 5,000 5,000,007
0.56%, 08/26/22
(b)
................. 10,000 9,968,547
0.71%, 11/02/22
(b)
................. 7,500 7,460,297
Total Commercial Paper — 39.6%
(Cost: $446,672,137) .............................. 446,518,942
Corporate Bonds — 0.7%
Consumer Finance — 0.7%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.15%), 0.20%, 02/01/22 ...... 6,132 6,128,995
(SOFR + 0.28%), 0.33%, 02/01/22 ...... 1,607 1,607,706
Total Corporate Bonds — 0.7%
(Cost: $7,739,000) ............................... 7,736,701

BlackRock Liquid Environmentally Aware Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 11.1%
Arizona — 2.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9031, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.34%, 03/07/22 ..... USD 5,000 $ 5,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9037, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.49%, 03/07/22 ..... 10,000 10,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9045, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.34%, 03/07/22 ..... 8,750 8,750,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9070, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.49%, 03/02/22 .................. 1,300 1,300,000
25,050,000
California — 0.4%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9048, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.34%, 03/07/22
(d)(e)(f)
.. 5,000 5,000,000
Colorado — 1.0%
(f)
Colorado Housing and Finance Authority
(GNMA), RB, VRDN (Barclays Bank plc
SBPA), 0.07%, 02/07/22 ............. 5,570 5,570,000
Colorado Housing and Finance Authority
(GNMA), Series 2021C-2, RB, VRDN
(Federal Home Loan Bank SBPA),
0.08%, 02/07/22 .................. 5,600 5,600,000
11,170,000
New York — 4.6%
Metropolitan Transportation Authority,
0.78%, 11/15/22 .................. 15,295 15,296,104
Taxable Series 2021-XFT1210, Tender Option
Bond Trust Receipts/Certificates, Series
2021-XFT1210, RB, VRDN (JP Morgan
Chase Bank NA LIQ), 0.12%, 02/07/22
(d)(e)(f)
36,060 36,060,000
51,356,104
Other — 1.4%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.18%, 02/07/22 . 2,070 2,070,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, RB, VRDN
(Barclays Bank plc LOC), 0.29%, 03/07/22 . 14,000 14,000,000
16,070,000
Security
Par (000)
Par (000) Value
Rhode Island — 1.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Series
2020-MIZ9023, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.33%, 03/07/22 ..... USD 8,765 $ 8,765,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9056, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.33%, 03/07/22 .................. 8,550 8,550,000
17,315,000
Total Municipal Bonds — 11.1%
(Cost: $125,960,000) .............................. 125,961,104
Time Deposits — 12.3%
Canadian Imperial Bank of Commerce,
0.07%, 02/01/22 .................. 5,000 5,000,000
Credit Agricole Corporate and Investment Bank
SA, 0.07%, 02/01/22 ............... 24,328 24,328,000
Erste Group Bank AG, 0.07%, 02/01/22 ..... 10,000 10,000,000
Mizuho Bank Ltd., 0.07%, 02/01/22 ........ 13,000 13,000,000
Natixis, 0.07%, 02/01/22 ............... 10,000 10,000,000
Royal Bank of Canada, 0.07%, 02/01/22 .... 25,000 25,000,000
Skandinaviska Enskilda Banken AB,
0.07%, 02/01/22 .................. 37,000 37,000,000
Svenska Handelsbanken , 0.06%, 02/01/22 .. 15,000 15,000,000
Total Time Deposits — 12.3%
(Cost: $139,328,000) .............................. 139,328,000
U.S. Government Sponsored Agency Obligations — 0.9%
Agency Obligations — 0.9%
United States International Development
Finance Corp. Variable Rate Notes
(3 Month Treasury Bill Rate + 0.00%),
0.11% ,  02/07/22
(a)
............... 9,667 9,666,667
Total U.S. Government Sponsored Agency Obligations — 0.9%
(Cost: $9,666,667) ............................... 9,666,667
Total Repurchase Agreements — 14.0%
(Cost: $158,000,000) .............................. 158,000,000
Total Investments — 98.8%
(Cost: $1,115,562,547 )
(g)
........................... 1,115,364,080
Other Assets Less Liabilities — 1.2% .................... 13,030,001
Net Assets — 100.0% ............................... $ 1,128,394,081
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
8
Schedule of Investments
(unaudited) (continued)
January 31, 2022
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.05% 01/31/22 02/01/22 $ 5,000 $ 5,000 $ 5,000,007
U.S. Government
Sponsored Agency
Obligations, 3.00%, due
11/20/46 ......... $ 19,883,534 $ 5,100,000
$ – $ –
BMO Capital Markets
Corp. ............ 0.05 01/31/22 02/01/22 140,000 140,000 140,000,194
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.09%, due
03/10/22 to 07/25/54 1,695,011,910 145,467,042
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.06 01/31/22 02/01/22 10,000 10,000 10,000,017
U.S. Government
Sponsored Agency
Obligations, 2.50% to
3.50%, due 05/15/50 to
05/20/50 ......... 23,090,292 10,200,688
$ – $ –
JP Morgan Securities LLC 0.05 01/31/22 02/01/22 3,000 3,000 3,000,004
U.S. Government
Sponsored Agency
Obligations, 2.14% to
7.00%, due 08/15/23 to
11/20/48 ......... 18,995,100 3,060,000
$ – $ –
$ 158,000 $ 163,827,730
$ – $ –
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities .......................................
$ — $ 1,115,364,080 $ — $ 1,115,364,080

Statement of Assets and Liabilities
(unaudited)

January 31, 2022
9
Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 957,364,080
Cash ............................................................................................................. 12,928,941
Repurchase agreements, at value
(b)
......................................................................................... 158,000,000
Receivables: –
Interest — unaffiliated ................................................................................................. 182,928
From the Manager ................................................................................................... 49,634
Deferred offering costs .................................................................................................. 35,330
Prepaid expenses ..................................................................................................... 119,252
Total assets .........................................................................................................
1,128,680,165
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 17,166
Administration fees ................................................................................................... 40,439
Income dividend distributions ............................................................................................ 9,833
Investment advisory fees .............................................................................................. 95,083
Trustees' and Officer's fees ............................................................................................. 2,732
Printing and postage fees .............................................................................................. 25,998
Professional fees .................................................................................................... 37,061
Registration fees .................................................................................................... 43,208
Other accrued expenses ............................................................................................... 14,564
Total liabilities ........................................................................................................
286,084
NET ASSETS ........................................................................................................
$ 1,128,394,081
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 1,128,605,237
Accumulated loss ..................................................................................................... (211,156)
NET ASSETS ........................................................................................................
$ 1,128,394,081
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 957,562,547
(b)
  Repurchase agreements, at cost — unaffiliated ................................................................................ $ 158,000,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 211,025,647
Shares outstanding .................................................................................................
211,016,078
Net asset value ....................................................................................................
$ 1.0000
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Bancroft Capital Shares
Net assets ........................................................................................................
$ 49,989
Shares outstanding .................................................................................................
49,987
Net asset value ....................................................................................................
$ 1.0000
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Cabrera Capital Markets Shares
Net assets ........................................................................................................
$ 49,989
Shares outstanding .................................................................................................
49,987
Net asset value ....................................................................................................
$ 1.0000
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Direct
Net assets ........................................................................................................
$ 891,919,348
Shares outstanding .................................................................................................
891,853,049
Net asset value ....................................................................................................
$ 1.0001
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Mischler Financial Group Shares
Net assets ........................................................................................................
$ 25,032,166
Shares outstanding .................................................................................................
25,030,003
Net asset value ....................................................................................................
$ 1.0001
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Penserra Shares
Net assets ........................................................................................................
$ 49 ,9 97
Shares outstanding .................................................................................................
49 , 995
Net asset value ....................................................................................................
$ 1.0000
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 266,945
Shares outstanding .................................................................................................
266,921
Net asset value ....................................................................................................
$ 1.0001
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 874,315
Total investment income .................................................................................................
874,315
EXPENSES
Investment advisory .................................................................................................. 575,471
Administration — class specific .......................................................................................... 305,585
Registration ....................................................................................................... 67,079
Offering .......................................................................................................... 59,634
Professional ....................................................................................................... 48,236
Accounting services .................................................................................................. 34,997
Custodian ......................................................................................................... 17,120
Trustees and Officer .................................................................................................. 4,485
Transfer agent — class specific .......................................................................................... 815
Service — class specific ............................................................................................... 346
Miscellaneous ...................................................................................................... 50,712
Total expenses .......................................................................................................
1,164,480
Less: –
Administration fees waived — class specific .................................................................................. (164,093)
Fees waived and/or reimbursed by the Manager ............................................................................... (282,264)
Service and distribution fees waived and/or reimbursed — class specific ............................................................... (346)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (815)
Total expenses after fees waived and/or reimbursed ..............................................................................
716,962
Net investment income ..................................................................................................
157,353
REALIZED GAIN (LOSS) $ (313,148)
Net realized gain from investments ........................................................................................ 828
Net change in unrealized depreciation on investments ........................................................................... (313,976)
Net realized and unrealized loss ............................................................................................
(313,148)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (155,795)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 157,353 $ 1,082,742
Net realized gain .................................................................................. 828 18,022
Net change in unrealized appreciation (depreciation) .......................................................... (313,976) (520,367)
Net increase (decrease) in net assets resulting from operations .....................................................
(155,795) 580,397
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (44,549) (202,225)
Bancroft Capital Shares ............................................................................ (7) —
Cabrera Capital Markets Shares ...................................................................... (7) —
Direct ........................................................................................ (252,542) (1,039,414)
Mischler Financial Group Shares ...................................................................... (4,070) (2)
Investor A ..................................................................................... (34) (148)
Decrease in net assets resulting from distributions to shareholders ...................................................
(301,209) (1,241,789)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(87,088,940) 101,671,143
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (87,545,944) 101,009,751
Beginning of period .................................................................................. 1,215,940,025 1,114,930,274
End of period ......................................................................................
$ 1,128,394,081 $ 1,215,940,025
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
04/08/19
(a)
to 07/31/19 2021 2020
Net asset value, beginning of period ............................................
$ 1.0005 $ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
....................................................
0.0001 0.0005 0.0116 0.0072
Net realized and unrealized gain (loss) ...........................................
(0.0004) (0.0003) 0.0021 0.0002
Net increase (decrease) from investment operations ...................................
(0.0003) 0.0002 0.0137 0.0074
Distributions
(c)
– – – –
From net investment income .................................................
(0.0002) (0.0006) (0.0128) (0.0073)
From net realized gain ......................................................
(0.0000)
(d)
(0.0001) (0.0000)
(d)
—
Total distributions ..........................................................
(0.0002) (0.0007) (0.0128) (0.0073)
Net asset value, end of period .................................................
$ 1.0000 $ 1.0005 $ 1.0010 $ 1.0001
Total Return
(e)
(0.03)% 0.02% 1.38% 0.75%
Based on net asset value .....................................................
(0.03)%
(f)
0.02% 1.38% 0.75%
(f)
Ratios to Average Net Assets
Total expenses ............................................................
0.25%
(g)
0.24% 0.28% 0.30%
(g)(h)
Total expenses after fees waived and/or reimbursed ...................................
0.13%
(g)
0.17% 0.21% 0.19%
(g)
Net investment income ......................................................
0.02%
(g)
0.05% 1.16% 2.30%
(g)
Supplemental Data
Net assets, end of period (000) .................................................
$ 211,026 $ 322,578 $ 227,698 $ 65,788
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
Bancroft Capital
Shares
Period from
10/29/21
(a)
to 01/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 1.0004
Net investment income
(b)
................................................................................................
0.0000
(c)
Net realized and unrealized loss ...........................................................................................
(0.0003)
Net (decrease) from investment operations .....................................................................................
(0.0003)
Distributions
(d)
–
From net investment income .............................................................................................
(0.0001)
From net realized gain ..................................................................................................
(0.0000)
(e)
Total distributions ......................................................................................................
(0.0001)
Net asset value, end of period .............................................................................................
$ 1.0000
Total Return
(f)
(0.03)%
Based on net asset value .................................................................................................
(0.03)%
(g)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.25%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.15%
(h)
Net investment income ..................................................................................................
0.00%
(h)( i )
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
Cabrera Capital
Markets Shares
Period from
10/29/21
(a)
to 01/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 1.0004
Net investment income
(b)
................................................................................................
0.0000
(c)
Net realized and unrealized loss ...........................................................................................
(0.0003)
Net (decrease) from investment operations .....................................................................................
(0.0003)
Distributions
(d)
–
From net investment income .............................................................................................
(0.0001)
From net realized gain ..................................................................................................
(0.0000)
(e)
Total distributions ......................................................................................................
(0.0001)
Net asset value, end of period .............................................................................................
$ 1.0000
Total Return
(f)
(0.03)%
Based on net asset value .................................................................................................
(0.03)%
(g)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.25%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.15%
(h)
Net investment income ..................................................................................................
0.00%
(h)( i )
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Direct
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
04/08/19
(a)
to 07/31/19 2021 2020
Net asset value, beginning of period ............................................
$ 1.0005 $ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
....................................................
0.0002 0.0010 0.0125 0.0076
Net realized and unrealized gain (loss) ...........................................
(0.0003) (0.0005) 0.0021 0.0001
Net increase (decrease) from investment operations ...................................
(0.0001) 0.0005 0.0146 0.0077
Distributions
(c)
– – – –
From net investment income .................................................
(0.0003) (0.0009) (0.0137) (0.0076)
From net realized gain ......................................................
(0.0000)
(d)
(0.0001) (0.0000)
(d)
—
Total distributions ..........................................................
(0.0003) (0.0010) (0.0137) (0.0076)
Net asset value, end of period .................................................
$ 1.0001 $ 1.0005 $ 1.0010 $ 1.0001
Total Return
(e)
(0.01)% 0.06% 1.47% 0.78%
Based on net asset value .....................................................
(0.01)%
(f)
0.06% 1.47% 0.78%
(f)
Ratios to Average Net Assets
Total expenses ............................................................
0.19%
(g)
0.18% 0.19% 0.22%
(g)(h)
Total expenses after fees waived and/or reimbursed ...................................
0.12%
(g)
0.14% 0.12% 0.09%
(g)
Net investment income ......................................................
0.03%
(g)
0.10% 1.25% 2.45%
(g)
Supplemental Data
Net assets, end of period (000) .................................................
$ 891,919 $ 893,026 $ 886,881 $ 333,890
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Mischler Financial Group Shares
Six Months Ended
01/31/22
(unaudited)
Period from
05/20/21
(a)
to 07/31/21
Net asset value, beginning of period .........................................................................
$ 1.0005 $ 1.0005
Net investment income
(b)
.................................................................................
0.0001 0.0000
(c)
Net realized and unrealized loss ............................................................................
(0.0003) 0.0000
(c)(d)
Net (decrease) from investment operations ......................................................................
(0.0002) 0.0000
Distributions
(e)
– –
From net investment income ..............................................................................
(0.0002) (0.0000)
(f)
From net realized gain ...................................................................................
(0.0000)
(f)
—
Total distributions .......................................................................................
(0.0002) (0.0000)
Net asset value, end of period ..............................................................................
$ 1.0001 $ 1.0005
Total Return
(g)
(0.02)% —
Based on net asset value ..................................................................................
(0.02)%
(h)
0.00%
(h)( i )
Ratios to Average Net Assets
Total expenses .........................................................................................
0.25%
(j)
0.26%
(j)
Total expenses after fees waived and/or reimbursed ................................................................
0.15%
(j)
0.14%
(j)
Net investment income ...................................................................................
0.01%
(j)
0.02%
(j)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 25,032 $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.00005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Aggregate total return.
(i)
Amount is less than 0.005%.
(j)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
Penserra Shares
Period from
01/21/22
(a)
to 01/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 1.0001
Net investment income
(b)
................................................................................................
0.0000
(c)
Net realized and unrealized loss ...........................................................................................
(0.0001)
Net (decrease) from investment operations .....................................................................................
(0.0001)
Distributions from net investment income
(d)
...................................................................................
(0.0000)
(e)
Net asset value, end of period .............................................................................................
$ 1.0000
Total Return
(f)
(0.01)%
Based on net asset value .................................................................................................
(0.01)%
(g)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.26%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.14%
(h)
Net investment income ..................................................................................................
0.02%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
04/08/19
(a)
to 07/31/19 2021 2020
Net asset value, beginning of period ............................................
$ 1.0005 $ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
....................................................
0.0000
(c)
0.0004 0.0098 0.0066
Net realized and unrealized gain (loss) ...........................................
(0.0003) (0.0004) 0.0015 0.0001
Net increase (decrease) from investment operations ...................................
(0.0003) 0.0000 0.0113 0.0067
Distributions
(d)
– – – –
From net investment income .................................................
(0.0001) (0.0004) (0.0104) (0.0066)
From net realized gain ......................................................
(0.0000)
(e)
(0.0001) (0.0000)
(e)
—
Total distributions ..........................................................
(0.0001) (0.0005) (0.0104) (0.0066)
Net asset value, end of period .................................................
$ 1.0001 $ 1.0005 $ 1.0010 $ 1.0001
Total Return
(f)
(0.03)% — 1.13% 0.67%
Based on net asset value .....................................................
(0.03)%
(g)
0.00%
(h)
1.13% 0.67%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.60%
( i )
0.61% 0.56% 0.58%
( i )(j)
Total expenses after fees waived and/or reimbursed ...................................
0.15%
( i )
0.19% 0.45% 0.44%
( i )
Net investment income ......................................................
0.00%
(h)( i )
0.04% 0.98% 2.10%
( i )
Supplemental Data
Net assets, end of period (000) .................................................
$ 267 $ 286 $ 351 $ 252
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
Bancroft Capital Shares and Cabrera Capital Markets Shares commenced operations on October 29, 2021 and Penserra Shares commenced operations on January 21,
2022.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Bancroft Capital Shares are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are only available to clients of Penserra Securities LLC and its affiliates. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional
Shares of the Fund.
(b)
If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
(c)
If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
(d)
If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the
Fund.
The Fund prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining interest holders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Bancroft Capital Shares ........................................ No No None
(a)
Cabrera Capital Markets Shares ................................... No No None
(b)
Direct Shares .............................................. No No None
Mischler Financial Group Shares .................................. No No None
(c)
Penserra Shares ............................................ No No None
(d)
Investor A Shares ............................................ No No None

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result,

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “sub-adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2022, the class specific service fees borne directly by Investor A Shares were $346.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Mischler Financial Group Shares,
Penserra Shares and Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the six months ended January 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other
Expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.00% for the Institutional S hares, Bancroft Capital Shares , Cabrera Capital Markets Shares , Direct S hares, Mis chler Financial Group S hares, Penserra Shares and Investor A Shares through June 30, 2032 . This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund .
For the six months ended January 31, 2022, the Manager waived and/or reimbursed $282,264, which is included in fees waived and/or reimbursed by the Manager in the
Statement of Operations.
Institutional ....................................................................................................... $ 117,526
Bancroft Capital Shares .............................................................................................. 13
Cabrera Capital Markets Shares ......................................................................................... 13
Direct ........................................................................................................... 179,929
Mischler Financial Group Shares ........................................................................................ 7,964
Penserra Shares ................................................................................................... 2
Investor A ........................................................................................................ 138
$ 305,585
Institutional ....................................................................................................... $ 573
Direct ........................................................................................................... 98
Mischler Financial Group Shares ........................................................................................ 1
Investor A ........................................................................................................ 143
$ 815

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as administration fees waived — class specific, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees waived and/or reimbursed —
class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
For the six months ended January 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk
Share Class
Administration Fees
Waived - Class Specific
Service and Distribution
Fees Waived and/or
Reimbursed - Class
Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
Institutional .................................................................. $ 77,426 $ — $ 573
Bancroft Capital Shares ......................................................... 7 — —
Cabrera Capital Markets Shares .................................................... 7 — —
Direct ...................................................................... 82,21 4 — 98
Mischler Financial Group Shares ................................................... 4,372 — 1
Penserra Shares .............................................................. 1 — —
Investor A ................................................................... 66 346 143
$ 164,09 3 $ 346 $ 815

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class were as follows:
(a)
Commenced operations on October 29, 2021.
(b)
Commenced operations on May 20, 2021.
(c)
Commenced operations on January 21, 2022.
As of January 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Liquid Environmentally Aware Fund
Institutional
Shares sold .............................................
201,620,836 $ 201,670,611 693,934,316 $ 694,340,786
Shares issued in reinvestment of distributions ........................
34,277 34,277 165,262 165,583
Shares redeemed .........................................
(313,063,656) (313,175,536) (599,148,328) (599,477,560)
(111,408,543) $ (111,470,648) 94,951,250 $ 95,028,809
Bancroft Capital Shares
(a)
Shares sold .............................................
49,980 $ 50,000 — $ —
Shares issued in reinvestment of distributions ........................
7 7 — —
49,987 $ 50,007 — $ —
Cabrera Capital Markets Shares
(a)
Shares sold .............................................
49,980 $ 50,000 — $ —
Shares issued in reinvestment of distributions ........................
7 7 — —
49,987 $ 50,007 — $ —
Direct
Shares sold .............................................
73,423 $ 73,460 211,623,833 $ 211,794,207
Shares issued in reinvestment of distributions ........................
167,721 167,768 714,363 714,861
Shares redeemed .........................................
(982,488) (982,571) (205,736,455) (205,851,843)
(741,344) $ (741,343) 6,601,741 $ 6,657,225
Mischler Financial Group Shares
(b)
Shares sold .............................................
24,980,016 $ 24,992,124 49,975 $ 50,000
Shares issued in reinvestment of distributions ........................
10 10 2 2
24,980,026 $ 24,992,134 49,977 $ 50,002
Penserra Shares
(c)
Shares sold .............................................
49,995 $ 50,000 — $ —
49,995 $ 50,000 — $ —
Investor A
Shares sold and automatic conversion of shares ......................
100 $ 100 1,295 $ 1,296
Shares issued in reinvestment of distributions ........................
2 2 4 4
Shares redeemed .........................................
(19,190) (19,199) (66,108) (66,193)
(19,088) $ (19,097) (64,809) $ (64,893)
(87,038,980) $ (87,088,940) 101,538,159 $ 101,671,143
Institutional ....................................................................................................... 253,456
Direct ........................................................................................................... 249,500,000
Investor A ........................................................................................................ 253,048

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
26
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
27
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
28
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
LEAF-1/22-SAR

JANUARY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S.
stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-
yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-
buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy.
Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed's way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
3.44% 23.29%
U.S. small cap equities
(Russell 2000
®
Index)
(8.41) (1.21)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.43) 7.03
Emerging market equities
(MSCI Emerging Markets
Index)
(4.59) (7.23)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.04
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(3.87) (4.43)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
(3.17) (2.97)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
(2.56) (1.22)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(1.55) 2.05
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2022, the Fund underperformed its benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s positioning with respect to interest rates weighed on performance relative to the benchmark.
The Fund’s performance relative to the benchmark benefited from the outperformance of credit-sensitive assets relative to U.S. Treasuries during the period. In this vein,
Tier 2 commercial paper, certificates of deposits (“CDs”) and repurchase agreements proved additive. The Fund’s allocations to investment grade corporate bonds also led to positive contributions, most notably holdings within the financial sector. Industrial and utility holdings within investment grade corporate bonds aided returns as well.
Describe recent portfolio activity.
The Fund maintained exposure to shorter-dated high quality liquid investments throughout the period given the potential for market volatility coupled with increasingly hawkish
Fed rhetoric. The Fund found opportunities in corporate bonds and Tier 2 commercial paper, which offered positive relative value and good technical support given the strong demand in the short end of the yield curve. Over the period, the Fund increased its allocation to investment grade corporate credit based on favorable yields relative to CDs and commercial paper.
The Fund maintained a substantial allocation of more than 40% of net assets in floating rate notes in order to protect against an upward move in interest rates given rising expectations for inflation and tighter Fed policy.
Describe Fund positioning at period end.
At period end, the Fund was positioned with a neutral duration and corresponding interest rate sensitivity relative to the benchmark. The Fund’s largest exposure was to investment grade corporate credit followed by commercial paper. The Fund held smaller allocations to CDs, repurchase agreements and municipal obligations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Corporate Bonds .................................... 51%
Commercial Paper ................................... 24
Certificates of Deposit ................................. 11
Repurchase Agreements ............................... 7
Municipal Bonds .................................... 5
Foreign Government Obligations ......................... 1
Asset-Backed Securities ............................... 1
Money Market Funds ................................. —
(a)
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 5%
8-14 days ......................................... 5
15-30 days ........................................ 7
31-60 days ........................................ 6
61-90 days ........................................ 4
91-120 days ....................................... 3
121-150 days ...................................... 2
>150 days ........................................ 68

Fund Summary
as of January 31, 2022 (continued)
5
Fund Summary
BlackRock Short Obligations Fund
Performance Summary
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
Standardized
30-Day Yields
(c)
Unsubsidized
30-Day Yields
(c)
6-Month Total
Returns 1 Year 5 Years
Since
Inception
(d)
Institutional ...................................... 0.32% 0.23% (0.27)% (0.22)% 1.44% 1.09%
Investor A ....................................... 0.09 (0.02) (0.38) (0.36) 1.23 0.84
Class K ......................................... 0.38 0.27 (0.23) (0.16) 1.53 1.17
ICE BofA 6-Month U.S. Treasury Bill Index
(e)
............... — — (0.02) 0.03 1.29 0.84
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(c)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(d)
The Fund commenced operations on November 15, 2012.
(e)
An unmanaged index that tracks 6-month U.S. Treasury securities. On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 6-month U.S. Treasury Bill Index (the
“Index”). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex . Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual Hypothetical
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 997.30 $ 1.31 $ 1,000.00 $ 1,023.89 $ 1.33 0.26%
Investor A ................................ 1,000.00 996.20 2.52 1,000.00 1,022.68 2.55 0.50
Class K .................................. 1,000.00 997.70 1.01 1,000.00 1,024.20 1.02 0.20
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

About Fund Performance
2022
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Short Obligations Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.6%
CarMax Auto Owner Trust, Series 2020-4,
Class A2, 0.31%, 01/16/24 ........... USD 5,150 $ 5,148,070
Ford Credit Auto Owner Trust, Series 2022-A,
Class A2, 0.73%, 09/15/24 ........... 6,083 6,074,555
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A2, 0.24%, 01/16/24
(a)
.... 8,570 8,528,688
Total Asset-Backed Securities — 0.6%
(Cost: $19,801,806) ............................... 19,751,313
Corporate Bonds — 50.6%
Automobiles — 3.6%
(a)
BMW US Capital LLC
2.95%, 04/14/22 .................. 9,000 9,044,854
(SOFRINDX + 0.53%), 0.58%, 04/01/24
(b)
. 15,615 15,683,119
0.80%, 04/01/24 .................. 2,680 2,635,816
(SOFRINDX + 0.38%), 0.43%, 08/12/24
(b)
. 17,735 17,771,889
Daimler Finance North America LLC
2.55%, 08/15/22 .................. 2,095 2,114,746
0.75%, 03/01/24 .................. 26,690 26,193,867
Hyundai Capital America
2.85%, 11/01/22 .................. 2,827 2,852,481
2.38%, 02/10/23 .................. 12,340 12,466,124
0.80%, 04/03/23 .................. 18,500 18,352,674
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 ................. 11,350 11,312,894
118,428,464
Banks — 10.3%
Australia & New Zealand Banking Group Ltd.,
2.63%, 05/19/22 ................. 1,000 1,006,434
Banco Santander SA, 0.70%, 06/30/24
(b)
.... 6,800 6,722,021
Bank of America Corp.
(b)
2.82%, 07/21/23 .................. 10,000 10,078,574
3.00%, 12/20/23 .................. 5,000 5,075,923
0.52%, 06/14/24 .................. 15,915 15,699,661
BNZ International Funding Ltd., 2.90%,
02/21/22
(a)
..................... 5,300 5,307,123
Citigroup, Inc., 2.88%, 07/24/23
(b)
........ 13,000 13,105,259
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 .............. 15,000 14,945,004
DNB Bank ASA
(a)
(LIBOR USD 3 Month + 0.62%), 0.79%,
12/02/22
(b)
.................... 7,000 7,031,934
2.15%, 12/02/22 .................. 13,000 13,138,840
Fifth Third Bank NA, 1.80%, 01/30/23 ..... 6,840 6,891,592
HSBC Holdings plc, 1.16%, 11/22/24
(b)
..... 3,785 3,734,123
JPMorgan Chase & Co.
(b)
(SOFR + 0.58%), 0.63%, 03/16/24 ...... 20,000 20,039,735
(SOFR + 0.58%), 0.70%, 03/16/24 ...... 5,000 4,963,133
Keybank Foundation, 0.43%, 06/14/24
(b)
.... 6,000 5,914,159
KeyBank NA, (SOFR + 0.32%), 0.37%,
06/14/24
(b)
..................... 14,355 14,340,501
Kookmin Bank
(a)(b)
(SOFR + 0.45%), 0.50%, 08/03/22 ...... 10,535 10,546,509
(SOFR + 0.32%), 0.37%, 11/03/22 ...... 7,000 7,001,076
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22 .................. 3,661 3,666,155
3.22%, 03/07/22 .................. 5,236 5,250,875
2.62%, 07/18/22 .................. 3,250 3,277,073
2.67%, 07/25/22 .................. 7,000 7,064,081
MUFG Union Bank NA, 3.15%, 04/01/22 .... 3,625 3,633,170
National Australia Bank Ltd.
(LIBOR USD 3 Month + 0.41%), 0.61%,
12/13/22
(a)(b)
................... 6,000 6,019,313
1.88%, 12/13/22 .................. 10,830 10,925,919
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp, 1.00%, 06/09/23
(a)
...... USD 4,255 $ 4,238,410
Santander UK plc, 2.10%, 01/13/23 ....... 2,807 2,833,430
Skandinaviska Enskilda Banken AB
(a)
3.05%, 03/25/22 .................. 9,275 9,301,156
(LIBOR USD 3 Month + 0.65%), 0.85%,
12/12/22
(b)
.................... 4,000 4,016,970
2.20%, 12/12/22 .................. 4,740 4,794,278
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ...................... 2,500 2,529,762
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ...................... 3,380 3,308,045
Sumitomo Mitsui Trust Bank Ltd.
(a)
0.80%, 09/12/23 .................. 16,306 16,129,319
(SOFR + 0.44%), 0.49%, 09/16/24
(b)
.... 10,000 9,992,629
0.80%, 09/16/24 .................. 8,000 7,769,223
Swedbank AB
(a)
(LIBOR USD 3 Month + 0.70%), 0.90%,
03/14/22
(b)
.................... 2,500 2,501,825
0.60%, 09/25/23 .................. 14,000 13,809,759
Truist Bank
1.25%, 03/09/23 .................. 10,000 10,016,274
(SOFR + 0.20%), 0.25%, 01/17/24
(b)
.... 20,000 19,967,200
Truist Financial Corp., 3.95%, 03/22/22 .... 1,243 1,245,444
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.60%, 05/23/22
(b)
................ 6,080 6,083,654
Westpac Banking Corp.
2.00%, 01/13/23 .................. 5,345 5,396,941
(SOFR + 0.30%), 0.35%, 11/18/24
(b)
..... 8,985 8,982,215
1.02%, 11/18/24 .................. 2,395 2,353,954
340,648,675
Beverages — 1.4%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(a)
..................... 43,000 42,489,431
PepsiCo, Inc., 0.75%, 05/01/23 ......... 2,475 2,466,021
44,955,452
Biotechnology — 0.5%
AbbVie, Inc., 3.25%, 10/01/22 .......... 5,000 5,050,564
Gilead Sciences, Inc., 0.75%, 09/29/23 .... 12,521 12,383,028
17,433,592
Capital Markets — 5.5%
Credit Suisse AG
2.80%, 04/08/22 .................. 6,000 6,026,688
1.00%, 05/05/23 .................. 5,000 4,981,700
(SOFRINDX + 0.39%), 0.44%, 02/02/24
(b)
. 15,000 15,003,615
0.50%, 02/02/24 .................. 2,670 2,609,509
Deutsche Bank AG
Series E, (SOFR + 0.50%), 0.55%,
11/08/23
(b)
.................... 13,175 13,163,312
Series E, 0.96%, 11/08/23 ........... 9,000 8,900,616
Goldman Sachs Group, Inc. (The)
0.52%, 03/08/23 .................. 20,000 19,840,605
(SOFR + 0.54%), 0.59%, 11/17/23
(b)
..... 7,000 7,001,969
(SOFR + 0.54%), 0.63%, 11/17/23
(b)
..... 10,000 9,936,716
1.22%, 12/06/23 .................. 4,000 3,979,127
Macquarie Bank Ltd.
(a)
2.10%, 10/17/22 .................. 12,850 12,960,532
0.44%, 12/16/22 .................. 9,120 9,080,154
(SOFR + 0.30%), 0.35%, 04/06/23
(b)
.... 5,000 4,996,886
Morgan Stanley
(b)
(SOFR + 0.47%), 0.56%, 11/10/23 ...... 15,000 14,916,917
(SOFR + 0.46%), 0.53%, 01/25/24 ...... 8,000 7,932,032
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(b)
10,000 9,917,526
UBS AG
(a)
(SOFR + 0.32%), 0.37%, 06/01/23
(b)
.... 7,525 7,526,957

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
0.38%, 06/01/23 .................. USD 3,780 $ 3,734,542
(SOFR + 0.36%), 0.41%, 02/09/24
(b)
.... 5,000 4,993,065
(SOFR + 0.45%), 0.50%, 08/09/24
(b)
.... 6,775 6,769,309
0.70%, 08/09/24 .................. 3,680 3,590,067
1.38%, 01/13/25 .................. 4,430 4,374,403
182,236,247
Chemicals — 0.1%
Ecolab, Inc., 0.90%, 12/15/23 .......... 2,695 2,672,708
Consumer Finance — 5.4%
American Honda Finance Corp.
(LIBOR USD 3 Month + 0.45%), 0.61%,
02/15/22
(b)
.................... 16,000 16,002,080
2.20%, 06/27/22 .................. 10,500 10,569,690
(LIBOR USD 3 Month + 0.15%), 0.31%,
02/22/23
(b)
.................... 4,705 4,707,659
0.88%, 07/07/23 .................. 838 832,606
(LIBOR USD 3 Month + 0.42%), 0.61%,
09/08/23
(b)
.................... 5,790 5,806,072
0.75%, 08/09/24 .................. 2,040 1,992,539
Caterpillar Financial Services Corp.
(LIBOR USD 3 Month + 0.74%), 0.89%,
05/13/22
(b)
.................... 5,000 5,009,468
0.95%, 05/13/22 .................. 16,000 16,019,446
1.95%, 11/18/22 .................. 2,645 2,669,185
(SOFR + 0.27%), 0.32%, 09/13/24
(b)
.... 12,325 12,347,801
0.60%, 09/13/24 .................. 6,730 6,556,347
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(a)
..................... 15,000 14,727,862
John Deere Capital Corp.
0.55%, 07/05/22 .................. 350 349,965
(SOFR + 0.20%), 0.25%, 10/11/24
(b)
..... 11,080 11,062,523
PACCAR Financial Corp., 0.80%, 06/08/23 .. 3,515 3,495,251
Toyota Motor Credit Corp.
(LIBOR USD 3 Month + 0.15%), 0.31%,
02/14/22
(b)
.................... 8,790 8,790,176
(SOFR + 0.30%), 0.35%, 06/13/22
(b)
.... 18,000 17,997,264
(SOFR + 0.34%), 0.39%, 10/14/22
(b)
.... 18,000 18,005,040
(SOFR + 0.20%), 0.25%, 02/13/23
(b)
.... 13,366 13,359,030
2.90%, 03/30/23 .................. 7,000 7,144,267
177,444,271
Diversified Financial Services — 1.0%
LSEGA Financing plc, 0.65%, 04/06/24
(a)
... 3,120 3,047,681
National Rural Utilities Cooperative Finance
Corp., Series D, (SOFR + 0.33%), 0.38%,
10/18/24
(b)
..................... 5,000 4,997,264
NTT Finance Corp., 0.58%, 03/01/24
(a)
..... 6,005 5,875,832
Siemens Financieringsmaatschappij NV, (SOFR
+ 0.43%), 0.48%, 03/11/24
(a)(b)
......... 18,980 19,053,348
32,974,125
Diversified Telecommunication Services — 1.0%
Bell Canada, Series US-3, 0.75%, 03/17/24 .. 13,000 12,747,193
Verizon Communications, Inc.
(SOFRINDX + 0.50%), 0.55%, 03/22/24
(b)
. 16,955 17,002,469
0.75%, 03/22/24 .................. 3,325 3,272,418
33,022,080
Electric Utilities — 4.2%
Duke Energy Corp.
2.40%, 08/15/22 .................. 4,619 4,651,246
(SOFR + 0.25%), 0.30%, 06/10/23
(b)
.... 13,375 13,351,166
Eversource Energy
Series K, 2.75%, 03/15/22 ........... 5,000 5,003,130
Series T, (SOFRINDX + 0.25%), 0.30%,
08/15/23
(b)
.................... 19,015 19,009,105
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
(b)
(SOFRINDX + 0.25%), 0.30%, 05/10/23 .. USD 5,120 $ 5,120,102
(SOFRINDX + 0.38%), 0.43%, 01/12/24 .. 2,505 2,506,228
NextEra Energy Capital Holdings, Inc.
(b)
(LIBOR USD 3 Month + 0.72%), 0.90%,
02/25/22 ..................... 3,400 3,401,407
(LIBOR USD 3 Month + 0.27%), 0.43%,
02/22/23 ..................... 30,000 29,997,451
(SOFRINDX + 0.54%), 0.59%, 03/01/23 .. 9,305 9,320,128
(SOFR + 0.40%), 0.45%, 11/03/23 ...... 20,000 20,004,000
PPL Electric Utilities Corp.
(b)
(LIBOR USD 3 Month + 0.25%), 0.47%,
09/28/23 ..................... 10,450 10,426,716
(SOFR + 0.33%), 0.38%, 06/24/24 ...... 8,080 8,077,565
Xcel Energy, Inc., 0.50%, 10/15/23 ....... 9,450 9,319,778
140,188,022
Electrical Equipment — 0.1%
Rockwell Automation, Inc., 0.35%, 08/15/23 .. 2,860 2,820,931
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(a)
..................... 3,500 3,548,161
Food Products — 1.0%
Hormel Foods Corp., 0.65%, 06/03/24 ..... 5,565 5,446,379
Nestle Holdings, Inc., 0.61%, 09/14/24
(a)
.... 25,000 24,323,080
Unilever Capital Corp., 0.63%, 08/12/24 .... 4,635 4,511,139
34,280,598
Gas Utilities — 1.4%
Atmos Energy Corp.
(LIBOR USD 3 Month + 0.38%), 0.58%,
03/09/23
(b)
.................... 23,770 23,765,728
0.63%, 03/09/23 .................. 8,175 8,126,438
CenterPoint Energy Resources Corp., 0.70%,
03/02/23 ...................... 15,935 15,820,025
47,712,191
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 0.55%, 05/15/24 .. 8,030 7,857,211
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc, 2.38%,
06/24/22
(a)
..................... 4,000 4,021,787
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 0.48%, 08/19/22 3,600 3,600,288
Roper Technologies, Inc., 0.45%, 08/15/22 .. 2,795 2,790,430
6,390,718
Insurance — 5.3%
(a)
Brighthouse Financial Global Funding
(SOFR + 0.31%), 0.36%, 02/24/23
(b)
.... 17,015 17,012,715
1.20%, 12/15/23 .................. 5,000 4,940,216
Jackson National Life Global Funding, (SOFR +
0.60%), 0.65%, 01/06/23
(b)
........... 36,000 36,110,880
Met Tower Global Funding, (SOFR + 0.55%),
0.60%, 01/17/23
(b)
................ 20,060 20,127,943
Metropolitan Life Global Funding I
(b)
(SOFR + 0.35%), 0.40%, 09/08/22 ...... 27,000 27,030,849
(SOFR + 0.57%), 0.62%, 01/13/23 ...... 24,390 24,472,220
(SOFR + 0.32%), 0.37%, 01/07/24 ...... 20,000 19,989,120
Principal Life Global Funding II
(SOFR + 0.38%), 0.43%, 08/23/24
(b)
.... 680 680,698
0.75%, 08/23/24 .................. 705 686,416
Protective Life Global Funding
0.50%, 04/12/23 .................. 8,150 8,083,049
0.63%, 10/13/23 .................. 5,670 5,595,149

BlackRock Short Obligations Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
0.47%, 01/12/24 .................. USD 10,000 $ 9,797,076
174,526,331
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
0.25%, 05/12/23 .................. 4,705 4,659,932
0.45%, 05/12/24 .................. 4,340 4,246,241
8,906,173
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.
(SOFR + 0.35%), 0.40%, 04/18/23
(b)
.... 15,000 15,000,000
0.80%, 10/18/23 .................. 15,000 14,847,002
(SOFR + 0.53%), 0.58%, 10/18/24
(b)
.... 7,495 7,498,698
37,345,700
Machinery — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22
(a)
.. 2,559 2,565,031
Multi-Utilities — 1.6%
Dominion Energy, Inc., Series D, (LIBOR USD 3
Month + 0.53%), 0.73%, 09/15/23
(b)
..... 34,725 34,730,209
WEC Energy Group, Inc., 0.55%, 09/15/23 .. 18,610 18,306,207
53,036,416
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp., 1.14%, 05/11/23 ......... 5,135 5,138,319
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.35%, 08/11/23
(b)
........... 40,515 40,534,295
Enbridge, Inc.
2.90%, 07/15/22 .................. 2,500 2,517,835
(SOFR + 0.40%), 0.45%, 02/17/23
(b)
.... 9,400 9,394,803
0.55%, 10/04/23 .................. 1,890 1,858,154
Enterprise Products Operating LLC, 3.50%,
02/01/22 ...................... 11,000 11,000,000
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 22,410,468
92,853,874
Pharmaceuticals — 0.7%
AstraZeneca plc, 0.30%, 05/26/23 ........ 16,775 16,604,982
Roche Holdings, Inc., (SOFR + 0.24%), 0.29%,
03/05/24
(a)(b)
.................... 5,370 5,365,448
21,970,430
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., (SOFR + 0.25%), 0.30%,
10/01/24
(b)
..................... 7,055 7,054,153
NVIDIA Corp.
0.31%, 06/15/23 .................. 15,000 14,850,279
0.58%, 06/14/24 .................. 4,000 3,907,725
25,812,157
Thrifts & Mortgage Finance — 1.1%
BPCE SA
(b)
(SOFR + 0.44%), 0.49%, 02/17/22
(a)
.... 13,500 13,502,025
(LIBOR USD 3 Month + 0.88%), 1.05%,
05/31/22 ..................... 5,605 5,616,375
Nationwide Building Society
(a)
2.00%, 01/27/23 .................. 17,515 17,670,276
0.55%, 01/22/24 .................. 1,520 1,484,692
38,273,368
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.81%, 03/22/22
(b)
..... 23,755 23,770,680
Total Corporate Bonds — 50.6%
(Cost: $1,682,228,398) ............................ 1,675,695,393
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 0.9%
South Korea — 0.9%
Korea Development Bank (The)
(b)
(SOFR + 0.55%), 0.60%, 03/21/22
(a)
.... USD 12,500 $ 12,504,097
(LIBOR USD 3 Month + 0.35%), 0.51%,
02/18/23 ..................... 16,690 16,716,547
29,220,644
Total Foreign Government Obligations — 0.9%
(Cost: $29,190,000) ............................... 29,220,644
Municipal Bonds — 5.4%
Alabama - 0.2%
Alabama Federal Aid Highway Finance
Authority
Series 2021B, RB, 0.23%, 09/01/22 ..... 1,970 1,965,301
Series 2021B, RB, 0.45%, 09/01/23 ..... 2,255 2,228,767
4,194,068
Arizona - 0.4%
County of Pima, Series 2020C, COP,
0.48%, 12/01/22 .................. 1,130 1,125,370
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(a)(c)(d)
Series 2021-MIZ9070, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.49%, 02/01/22 ................ 5,000 5,000,000
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 02/01/22 ................ 4,357 4,356,746
Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 02/01/22 ................ 4,000 4,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-004, RB, VRDN
(Barclays Bank plc LOC), 0.29%, 02/03/22
(a)
(c)(d)
........................... 1,050 1,050,000
15,532,116
California - 0.6%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ...... 2,000 1,998,831
County of Fresno, Series 2021-22, TAN,
0.25%, 06/30/22 .................. 16,500 16,492,106
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 .................. 400 397,864
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-001, VRDP (Barclays
Bank plc LOC), 0.29%, 12/01/40
(a)(c)(d)
.... 500 500,000
19,388,801
Connecticut - 0.0%
Connecticut Housing Finance Authority, Series
2021A, Sub-Series A-4, RB, 0.30%, 11/15/22 440 438,204
Florida - 0.2%
County of Miami-Dade
Series 2020B, RB, 0.38%, 04/01/23 ..... 7,500 7,436,798
Series 2021A, RB, 0.71%, 10/01/23 ..... 1,000 987,721
8,424,519

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Hawaii - 0.1%
State of Hawaii, Series 2020GB, GO,
0.43%, 10/01/22 .................. USD 4,945 $ 4,938,490
New York - 1.1%
City of New York, Series 2021D, GO,
0.43%, 08/01/22 .................. 6,970 6,960,297
Long Island Power Authority
Series 2021C, RB, 0.36%, 03/01/23 ..... 3,885 3,851,371
Series 2020C, RB, 0.76%, 03/01/23 ..... 2,860 2,851,121
Metropolitan Transportation Authority,
0.78%, 11/15/22 .................. 19,120 19,121,759
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 ... 4,140 4,126,610
36,911,158
Other - 2.8%
Deutsche Bank Spears/Lifers Trust, Series
2021DBE-8901, VRDP (Deutsche Bank AG
LIQ), 0.27%, 04/01/31
(d)
............. 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(a)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 02/01/22 ................ 14,855 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 01/31/22 ................ 4,970 4,970,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.49%, 02/01/22 ................ 5,000 5,000,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.49%, 01/31/22 ................ 5,000 5,000,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.49%, 01/31/22 ................ 5,000 5,000,000
Taxable Municipal Funding Trust, RB, VRDN
(Barclays Bank plc LOC), 0.29%, 02/03/22
(a)
(d)
............................ 1,700 1,700,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-11, RB, VRDN (Barclays
Bank plc LOC), 0.29%, 02/03/22
(a)(c)(d)
.... 6,630 6,630,000
86,655,000
Texas - 0.0%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 ............... 810 810,664
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 01/31/22
(a)(c)(d)
............... 250 250,000
1,060,664
Total Municipal Bonds — 5.4%
(Cost: $177,724,570) .............................. 177,543,020
Total Long-Term Investments — 57.5%
(Cost: $1,908,944,774) ............................ 1,902,210,370
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 42.0%
Certificates of Deposit — 10.8%
Domestic — 1.0%
DZ Bank AG, (LIBOR USD 3 Month + 0.20%),
0.36%, 02/17/22
(b)
................. USD 32,000 $ 32,002,708
Euro — 0.7%
(e)
Credit Industriel et Commercial SA,
0.27%, 02/22/22 .................. 10,000 9,999,450
National Westminster Bank plc,
0.21%, 03/31/22 .................. 12,000 11,994,437
21,993,887
Yankee — 9.1%
(f)
Bank of Montreal, Chicago, 0.50%, 11/28/22 . 3,000 2,994,797
Barclays Bank plc, New York
0.33%, 02/01/22 .................. 10,000 10,000,067
0.27%, 03/03/22 .................. 10,000 10,001,358
0.24%, 04/08/22 .................. 10,000 10,000,757
0.31%, 04/19/22 .................. 10,000 10,001,764
Bayerische Landesbank , New York
(LIBOR USD 3 Month + 0.47%),
0.61%, 02/03/22
(b)
............... 25,000 25,000,320
(LIBOR USD 3 Month + 0.16%),
0.43%, 01/27/23
(b)
............... 10,750 10,749,285
0.90%, 06/27/23 .................. 12,000 12,033,342
BNP Paribas VPG RHI Holdings LLC, New
York, 0.20%, 09/08/22 .............. 7,000 6,981,115
Canadian Imperial Bank of Commerce, New
York
(b)
(SOFR + 0.22%), 0.27%, 08/24/22 ...... 10,000 10,005,861
(SOFR + 0.30%), 0.35%, 01/06/23 ...... 3,000 3,001,612
Credit Suisse AG, New York
0.24%, 02/15/22 .................. 5,000 5,000,235
(SOFRINDX + 0.22%), 0.27%, 04/08/22
(b)
. 5,000 5,001,125
(SOFR + 0.42%), 0.47%, 07/10/23
(b)
..... 7,500 7,500,009
(SOFR + 0.54%), 0.59%, 01/19/24
(b)
..... 3,000 3,000,025
Kookmin Bank, New york , (LIBOR USD 3
Month + 0.17%), 0.43%, 10/24/22
(b)
..... 5,000 5,001,478
Kookmin Bank, New York
(b)
(LIBOR USD 1 Month + 0.23%),
0.33%, 02/07/22 ................ 5,000 5,000,234
(LIBOR USD 1 Month + 0.25%),
0.35%, 02/07/22 - 01/30/23 ......... 14,000 13,998,186
Lloyds Bank Corporate Markets plc,
0.40%, 12/01/22 .................. 10,000 9,960,696
MUFG Bank Ltd., New York
0.23%, 07/15/22 .................. 11,000 10,986,135
0.30%, 10/31/22 .................. 7,500 7,472,427
(SOFR + 0.28%), 0.33%, 01/24/23
(b)
..... 5,000 4,999,107
Natixis SA, New York, (SOFR + 0.18%),
0.23%, 06/17/22
(b)
................. 3,000 3,000,719
Nordea Bank Abp , New York, (LIBOR USD 3
Month + 0.12%), 0.30%, 02/28/22
(b)
..... 2,000 2,000,225
Oversea-Chinese Banking Corp Ltd., New York,
0.17%, 06/03/22 .................. 4,050 4,047,495
Royal Bank of Canada
0.40%, 11/15/22 .................. 10,000 9,965,771
(SOFR + 0.25%), 0.30%, 01/11/23
(b)
..... 12,000 11,999,655
Shinhan Bank
0.33%, 02/10/22 - 02/11/22 ........... 10,750 10,750,723
Standard Chartered Bank, New York
(b)
(US Federal Funds Effective Rate
(continuous series) + 0.20%),
0.28%, 04/14/22 ................ 8,000 8,001,457

BlackRock Short Obligations Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 3 Month + 0.09%),
0.31%, 04/25/22 ................ USD 15,000 $ 15,004,044
(SOFR + 0.35%), 0.39%, 05/01/23 ...... 10,000 10,000,023
(SOFR + 0.42%), 0.46%, 07/28/23 ...... 5,000 5,000,001
Sumitomo Mitsui Banking Corp., New York,
0.70%, 07/15/22 .................. 12,000 12,018,067
Svenska Handelsbanken AB, New York, (SOFR
+ 0.19%), 0.23%, 10/27/22
(b)
.......... 10,000 9,999,254
Toronto-Dominion Bank, New York
0.05%, 07/26/22 .................. 5,000 4,988,225
0.34%, 10/28/22 .................. 3,000 2,990,142
0.73%, 12/30/22 .................. 4,000 3,993,749
302,449,485
Total Certificates of Deposit — 10.8%
(Cost: $356,541,615) .............................. 356,446,080
Commercial Paper — 24.4%
Amcor Finance USA, Inc.
(e)
0.31%, 02/02/22 .................. 2,782 2,781,977
0.23%, 02/22/22 .................. 5,000 4,999,300
American Electric Power Co., Inc., 0.25%
,
02/28/22
(e)
...................... 10,000 9,998,094
AT&T, Inc.
(e)
0.32%, 03/15/22 .................. 10,000 9,996,751
0.47%, 05/17/22 .................. 35,300 35,251,773
AutoZone, Inc., 0.14%
,
02/01/22
(e)
........ 5,000 4,999,979
Banco Santander SA, 0.25%
,
04/18/22
(e)
.... 4,000 3,997,818
Barclays Bank plc, (SOFR + 0.23%), 0.28%
,
07/22/22
(a)(b)
..................... 10,000 10,001,430
Bell Telephone Co. of Canada or Bell Canada
(The)
(e)
0.22%, 02/11/22 .................. 10,000 9,999,603
0.24%, 02/22/22 .................. 10,000 9,998,845
BNZ International Funding Ltd., 0.30%
,
07/01/22
(e)
...................... 6,000 5,990,336
Brighthouse Financial Short Term Funding LLC,
0.21%
,
04/27/22
(e)
................. 6,500 6,495,994
Brookfield Infrastructure Corp.
(e)
0.33%, 02/02/22 .................. 6,250 6,249,947
0.35%, 02/15/22 .................. 11,250 11,248,828
Citigroup Global Markets, Inc., 0.45%
,
08/01/22
(e)
...................... 5,000 4,986,552
Collateralized Commercial Paper FLEX Co.
LLC, 0.27%
,
08/18/22 ............... 12,000 11,978,812
Commonwealth Bank of Australia, 0.31%
,
10/21/22
(e)
...................... 5,000 4,974,175
Concord Minutemen Capital Co. LLC, 0.32%
,
03/01/22
(a)(e)
..................... 20,000 19,998,115
Enbridge US, Inc.
(e)
0.28%, 02/28/22 .................. 7,000 6,997,888
0.50%, 03/16/22 .................. 6,750 6,746,708
0.38%, 04/05/22 .................. 5,000 4,996,044
0.31%, 04/18/22 .................. 2,500 2,497,369
Enel Finance America LLC
(e)
0.41%, 04/20/22 .................. 15,000 14,987,788
0.34%, 06/08/22 .................. 7,680 7,666,265
0.34%, 06/10/22 .................. 10,000 9,981,692
0.36%, 07/08/22 .................. 12,800 12,768,484
0.40%, 08/03/22 .................. 10,000 9,967,902
0.36%, 09/07/22 .................. 10,000 9,957,660
0.40%, 09/13/22 .................. 16,000 15,929,200
0.40%, 09/15/22 .................. 2,000 1,991,034
0.52%, 10/21/22 .................. 13,800 13,721,665
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Eversource Energy
(e)
0.20%, 02/16/22 .................. USD 8,000 $ 7,999,502
0.21%, 02/17/22 .................. 8,250 8,249,420
Fidelity National Information Services, Inc.
(e)
0.24%, 02/11/22 .................. 10,250 10,249,421
0.53%, 03/01/22 .................. 13,000 12,997,413
0.30%, 03/16/22 .................. 13,991 13,986,332
Fiserv, Inc., 0.32%
,
02/14/22
(e)
........... 18,000 17,998,432
Goldman Sachs Int Corporate Commercial
Paper, 0.48%
,
11/10/22
(e)
............ 10,000 9,937,504
Hitachi America Capital Ltd., 0.14%
,
02/02/22
(e)
15,000 14,999,872
HSBC Bank plc, 0.27%
,
02/02/22
(e)
........ 8,000 7,999,951
Hyundai Capital America, 0.26%
,
02/22/22
(e)
.. 5,000 4,999,392
ING US Funding LLC, 0.36%
,
05/12/22
(e)
.... 15,000 14,988,680
Intercontinental Exchange, Inc., 0.20%
,
02/08/22
(e)
...................... 8,250 8,249,381
Ionic Capital II Trust
(e)
0.23%, 03/15/22 .................. 10,000 9,998,053
0.23%, 03/25/22 .................. 4,000 3,998,840
Kookmin Bank, 0.21%
,
04/14/22
(e)
........ 15,000 14,992,426
Macquarie Bank Ltd.
(b)
(SOFR + 0.18%), 0.22%, 09/20/22 ...... 5,000 5,000,321
(SOFR + 0.35%), 0.39%, 01/10/23 ...... 10,000 10,007,605
Mitsubishi HC Capital America, Inc., 0.43%
,
02/10/22
(e)
...................... 35,235 35,232,857
Mitsubishi HC Finance America LLC, 0.36%
,
02/28/22
(e)
...................... 5,000 4,999,047
National Bank of Canada, 0.34%
,
10/31/22
(e)
. 5,000 4,971,752
National Grid North America, Inc., 0.31%
,
02/01/22
(e)
...................... 10,000 9,999,958
NatWest Markets plc
(a)(e)
0.40%, 07/18/22 .................. 10,250 10,226,466
0.63%, 07/26/22 .................. 5,000 4,987,509
Nordea Bank Abp , 0.31%
,
10/21/22
(e)
...... 7,000 6,965,941
Nutrien Ltd.
(e)
0.22%, 02/18/22 .................. 5,250 5,249,323
0.40%, 03/14/22 .................. 6,000 5,997,830
0.28%, 03/25/22 .................. 5,000 4,997,504
Ontario Power Generation, Inc., 0.29%
,
02/09/22
(a)(e)
..................... 5,000 4,999,800
PPG Industries, Inc.
(e)
0.27%, 02/16/22 .................. 13,750 13,748,698
0.24%, 02/18/22 .................. 6,995 6,994,238
Salisbury Receivables Co. LLC, (SOFR +
0.25%), 0.30%
,
02/18/22
(b)
........... 10,000 10,000,275
Skandinaviska Enskilda Banken AB, 0.24%
,
06/21/22
(e)
...................... 5,000 4,991,403
Societe Generale SA
(e)
0.33%, 08/31/22 .................. 7,000 6,974,731
0.24%, 09/19/22 .................. 5,000 4,983,975
Spire, Inc.
(e)
0.40%, 02/04/22 .................. 5,000 4,999,913
0.40%, 02/10/22 .................. 6,745 6,744,665
0.30%, 03/18/22 .................. 7,094 7,091,398
Suncor Energy, Inc., 0.24%
,
02/03/22
(e)
..... 1,200 1,199,985
Telstra Corp. Ltd., 0.31%
,
02/10/22
(e)
....... 17,200 17,199,379
TELUS Corp., 0.22%
,
03/03/22
(e)
......... 15,000 14,996,745
Thermo Fisher Scientific, Inc., 0.37%
,
03/03/22
(e)
...................... 2,000 1,999,566
Toronto-Dominion Bank, 0.20%
,
08/03/22
(e)
.. 9,000 8,973,366
TransCanada PipeLines Ltd.
(e)
0.34%, 02/01/22 .................. 2,380 2,379,990
0.25%, 02/10/22 .................. 8,000 7,999,602

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.40%, 04/18/22 .................. USD 4,000 $ 3,996,877
0.46%, 05/05/22 .................. 7,000 6,992,525
UBS AG
0.25%, 08/18/22
(e)
................. 10,000 9,969,708
0.42%, 09/01/22
(e)
................. 5,000 4,982,841
(SOFR + 0.30%), 0.35%, 12/02/22
(b)
.... 3,000 3,001,235
Verizon Communications, Inc.
(e)
0.27%, 03/21/22 .................. 7,250 7,247,099
0.31%, 04/04/22 .................. 1,000 999,426
0.31%, 04/05/22 .................. 1,750 1,748,970
VW Credit, Inc.
(e)
0.14%, 02/02/22 .................. 15,000 14,999,872
0.35%, 08/23/22 .................. 8,000 7,972,256
Walt Disney Co. (The), 0.24%
,
06/15/22
(e)
... 8,765 8,752,510
Walt Disney World Co., 0.25%
,
07/15/22
(e)
... 5,660 5,647,029
Waste Management, Inc.
(e)
0.31%, 08/02/22 .................. 3,845 3,833,977
0.31%, 09/08/22 .................. 8,335 8,303,674
Western Union Co. (The)
(e)
0.15%, 02/01/22 .................. 22,000 21,999,905
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.18%, 02/02/22 .................. USD 10,000 $ 9,999,910
Total Commercial Paper — 24.4%
(Cost: $809,462,242) .............................. 809,164,303
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)(h)
.................. 189,972 189,972
Total Money Market Funds — 0.0%
(Cost: $189,972) ................................. 189,972
Total Repurchase Agreements — 6.8%
(Cost: $223,500,000) .............................. 223,500,000
Total Short-Term Securities — 42.0%
(Cost: $1,389,693,829) ............................ 1,389,300,355
Total Investments — 99.5%
(Cost: $3,298,638,603 ) ............................ 3,291,510,725
Other Assets Less Liabilities — 0.5% .................... 15,849,193
Net Assets — 100.0% ............................... $ 3,307,359,918
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 541,627 $ — $ (351,655) $ — $ — $ 189,972 189,972 $ 230 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Short Obligations Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.39%
(a)
01/31/22 03/08/22 $ 32,000 $ 32,000 $ 32,012,480
Corporate/Debt
Obligations, 3.24% to
6.05%, due 02/08/22 to
01/15/72 ......... $ 32,167,000 $ 33,600,064
0.67
(a)
01/31/22 04/07/22 5,000 5,000 5,006,142
U.S. Treasury
Obligation, 0.25%, due
06/15/23 ......... 5,148,300 5,100,049
$ – $ –
$ 37,000 $ 38,700,113
$ – $ –
BNP Paribas SA ...... 0.42
(a)
01/31/22 05/07/22 25,000 25,000 25,028,000
Corporate/Debt
Obligations, 5.88% to
12.00%, due 04/15/25
to 09/01/31 ....... 27,554,000 28,750,441
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.36
(a)
01/31/22 04/04/22 16,000 16,000 16,010,080
U.S. Government
Sponsored Agency
Obligations, 1.15% to
5.99%, due 04/25/49 to
02/25/50 ......... 87,944,137 17,198,165
0.38
(a)
01/31/22 05/04/22 6,000 6,000 6,005,890
U.S. Government
Sponsored Agency
Obligations, 1.15% to
5.99%, due 10/25/49 to
02/25/50 ......... 9,786,914 6,440,360
$ – $ –
$ 22,000 $ 23,638,525
$ – $ –
Credit Suisse Securities
(USA) LLC ........ 0.66
(a)
01/31/22 05/07/22 27,000 27,000 27,047,520
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.69% to
10.61%, due 07/25/30
to 03/25/50 ....... 659,430,836 32,209,583
$ – $ –
Goldman Sachs & Co. LLC 0.57
(a)
01/31/22 09/04/22 50,000 50,000 50,171,000
Corporate/Debt
Obligations, 0.75% to
8.18%, due 03/15/23 to
10/01/96 ......... 48,034,000 52,500,877
$ – $ –
Mizuho Securities USA
LLC ............. 0.52
(a)
01/31/22 03/08/22 3,500 3,500 3,501,820
Corporate/Debt
Obligations, 4.00% to
5.00%, due 07/15/38 to
06/01/51 ......... 3,195,000 3,745,043
0.62
(a)
01/31/22 05/03/22 14,000 14,000 14,022,182
Corporate/Debt
Obligations, 4.00% to
5.00%, due 07/01/35 to
01/01/51 ......... 12,080,000 14,984,651
$ – $ –
$ 17,500 $ 18,729,694
$ – $ –
Wells Fargo Securities
LLC ............. 0.30 11/09/21 02/01/22 18,000 18,000 18,012,600
Corporate/Debt
Obligations, 2.50% to
3.36%, due 09/16/50 to
05/25/51 ......... 20,466,163 19,260,000
0.31 11/12/21 02/10/22 12,000 12,000 12,009,300
Corporate/Debt
Obligations, 0.00% to
3.55%, due 02/25/22 to
04/09/25 ......... 12,581,000 12,600,709
0.53 11/23/21 02/23/22 3,000 3,000 3,004,063
Corporate/Debt
Obligations, 5.88% to
7.00%, due 10/15/24 to
01/15/28 ......... 3,778,000 3,450,820

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
14
Schedule of Investments
(unaudited) (continued)
January 31, 2022
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.54% 12/06/21 03/07/22 $ 12,000 $ 12,000 $ 12,016,380
Corporate/Debt
Obligations, 3.50% to
4.21%, due 12/16/30 to
04/17/48 ......... $ 14,671,451 $ 13,800,001
$ – $ –
$ 45,000 $ 49,111,530
$ – $ –
$ 223,500 $ 243,640,763
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 1,902,210,370 $ — $ 1,902,210,370
Short-Term Securities
Certificates of Deposit ..................................... — 356,446,080 — 356,446,080
Commercial Paper ....................................... — 809,164,303 — 809,164,303
Money Market Funds ...................................... 189,972 — — 189,972
Repurchase Agreements ................................... — 223,500,000 — 223,500,000
$ 189,972 $ 3,291,320,753 $ — $ 3,291,510,725

Statement of Assets and Liabilities
(unaudited)

January 31, 2022
15
Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 3,067,820,753
Investments, at value — affiliated
(b)
......................................................................................... 189,972
Cash ............................................................................................................. 18,034
Repurchase agreements, at value
(c)
......................................................................................... 223,500,000
Receivables: –
Capital shares sold ................................................................................................... 47,587,701
Dividends — affiliated ................................................................................................. 47
Interest — unaffiliated ................................................................................................. 3,722,521
Prepaid expenses ..................................................................................................... 115,797
Total assets .........................................................................................................
3,342,954,825
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 9,998,125
Administration fees ................................................................................................... 144,956
Capital shares redeemed ............................................................................................... 23,803,004
Income dividend distributions ............................................................................................ 8,484
Investment advisory fees .............................................................................................. 417,655
Trustees' and Officer's fees ............................................................................................. 19,193
Other affiliate fees ................................................................................................... 4,457
Service fees ....................................................................................................... 313,523
Other accrued expenses ............................................................................................... 885,510
Total liabilities ........................................................................................................
35,594,907
NET ASSETS ........................................................................................................
$ 3,307,359,918
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 3,316,128,066
Accumulated loss ..................................................................................................... (8,768,148)
NET ASSETS ........................................................................................................
$ 3,307,359,918
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 3,074,948,631
(b)
  Investments, at cost — affiliated .......................................................................................... $ 189,972
(c)
  Repurchase ag reements, at cos t ......................................................................................... $ 223,500,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,801,377,086
Shares outstanding .................................................................................................
179,949,439
Net asset value ....................................................................................................
$ 10.01
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor A
Net assets ........................................................................................................
$ 1,386,253,250
Shares outstanding .................................................................................................
138,554,791
Net asset value ....................................................................................................
$ 10.01
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Class K
Net assets ........................................................................................................
$ 119,729,582
Shares outstanding .................................................................................................
11,942,254
Net asset value ....................................................................................................
$ 10.03
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations
(unaudited)

Six Months Ended January 31, 2022
17
Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 230
Interest — unaffiliated ................................................................................................ 10,308,179
Total investment income .................................................................................................
10,308,409
EXPENSES
Investment advisory .................................................................................................. 4,792,531
Service — class specific ............................................................................................... 2,126,488
Administration ..................................................................................................... 740,580
Transfer agent — class specific .......................................................................................... 723,438
Administration — class specific .......................................................................................... 399,176
Registration ....................................................................................................... 206,010
Professional ....................................................................................................... 57,699
Accounting services .................................................................................................. 50,964
Custodian ......................................................................................................... 31,717
Trustees and Officer .................................................................................................. 17,381
Miscellaneous ...................................................................................................... 50,526
Total expenses .......................................................................................................
9,196,510
Less: –
Administration fees waived — class specific .................................................................................. (111,255)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,963,162)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (954)
Total expenses after fees waived and/or reimbursed ..............................................................................
7,121,139
Net investment income ..................................................................................................
3,187,270
REALIZED AND UNREALIZED GAIN (LOSS) $ (15,240,199)
Net realized gain from investments ........................................................................................ 337,131
Net change in unrealized depreciation on investments ........................................................................... (15,577,330)
Net realized and unrealized loss ............................................................................................
(15,240,199)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (12,052,929)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Short Obligations Fund
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,187,270 $ 15,263,084
Net realized gain .................................................................................. 337,131 340,828
Net change in unrealized appreciation (depreciation) .......................................................... (15,577,330) (7,613,459)
Net increase (decrease) in net assets resulting from operations .....................................................
(12,052,929) 7,990,453
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (2,532,492) (9,436,714)
Investor A ..................................................................................... (213,575) (4,338,985)
Class K ....................................................................................... (588,506) (2,047,542)
Decrease in net assets resulting from distributions to shareholders ...................................................
(3,334,573) (15,823,241)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(1,260,901,537) (69,141,507)
NET ASSETS
Total decrease in net assets ............................................................................ (1,276,289,039) (76,974,295)
Beginning of period .................................................................................. 4,583,648,957 4,660,623,252
End of period ......................................................................................
$ 3,307,359,918 $ 4,583,648,957
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
19
Financial Highlights
See notes to financial statements.
BlackRock Short Obligations Fund
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.05 $ 10.07 $ 10.02 $ 9.99 $ 10.03 $ 10.02
Net investment income
(a)
.......................
0.01 0.04 0.17 0.26 0.18 0.12
Net realized and unrealized gain (loss) ..............
(0.04) (0.02) 0.06 0.03 (0.05) 0.01
Net increase (decrease) from investment operations ......
(0.03) 0.02 0.23 0.29 0.13 0.13
Distributions
(b)
– – – – – –
From net investment income ....................
(0.01) (0.04) (0.18) (0.26) (0.17) (0.12)
From net realized gain .........................
(0.00)
(c)
— (0.00)
(c)
(0.00)
(c)
(0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.01) (0.04) (0.18) (0.26) (0.17) (0.12)
Net asset value, end of period ....................
$ 10.01 $ 10.05 $ 10.07 $ 10.02 $ 9.99 $ 10.03
Total Return
(d)
(0.27)% 0.20% 2.28% 2.96% 1.34% 1.30%
Based on net asset value ........................
(0.27)%
(e)
0.20% 2.28% 2.96% 1.34% 1.30%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.36%
(g)
0.36% 0.43% 0.45% 0.60% 0.54%
(h)
Total expenses after fees waived and/or reimbursed ......
0.26%
(g)
0.26% 0.30% 0.26% 0.28% 0.24%
Net investment income .........................
0.26%
(g)
0.39% 1.69% 2.59% 1.75% 1.17%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,801,377 $ 2,037,769 $ 1,951,914 $ 1,117,218 $ 70,512 $ 38,160
Portfolio turnover rate ..........................
25% 67% 40% 18% 87% 140%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
20
See notes to financial statements.
BlackRock Short Obligations Fund
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
03/09/18
(a)
to 07/31/18 2021 2020 2019
Net asset value, beginning of period .............................
$ 10.05 $ 10.06 $ 10.01 $ 9.99 $ 9.99
Net investment income
(b)
.....................................
0.00
(c)
0.02 0.15 0.24 0.07
Net realized and unrealized gain (loss) ............................
(0.04) (0.01) 0.06 0.02 (0.00)
(c )
Net increase (decrease) from investment operations ....................
(0.04) 0.01 0.21 0.26 0.07
Distributions
(d)
– – – – –
From net investment income ..................................
(0.00)
(e)
(0.02) (0.16) (0.24) (0.07)
From net realized gain .......................................
(0.00)
(e)
— (0.00)
(e)
(0.00)
(e)
—
Total distributions ...........................................
(0.00) (0.02) (0.16) (0.24) (0.07)
Net asset value, end of period ..................................
$ 10.01 $ 10.05 $ 10.06 $ 10.01 $ 9.99
Total Return
(f)
(0.38)% 0.06% 2.08% 2.63% 0.73%
Based on net asset value ......................................
(0.38)%
(g)
0.06% 2.08% 2.63% 0.73%
(g)
Ratios to Average Net Assets
(h)
Total expenses .............................................
0.61%
(i)
0.61% 0.59% 0.64% 0.78%
(i)(j)
Total expenses after fees waived and/or reimbursed ....................
0.50%
(i)
0.50% 0.49% 0.47% 0.42%
(i)
Net investment income .......................................
0.02%
(i)
0.16% 1.47% 2.37% 1.87%
(i)
Supplemental Data
Net assets, end of period (000) ..................................
$ 1,386,253 $ 2,008,368 $ 2,585,292 $ 1,136,936 $ 621
Portfolio turnover rate ........................................
25% 67% 40% 18% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
See notes to financial statements.
BlackRock Short Obligations Fund
Class K
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.07 $ 10.08 $ 10.04 $ 10.01 $ 10.04 $ 10.03
Net investment income
(a)
.......................
0.02 0.04 0.18 0.26 0.18 0.12
Net realized and unrealized gain (loss) ..............
(0.04) (0.00)
(b)
0.05 0.04 (0.03) 0.01
Net increase (decrease) from investment operations ......
(0.02) 0.04 0.23 0.30 0.15 0.13
Distributions
(c)
– – – – – –
From net investment income ....................
(0.02) (0.05) (0.19) (0.27) (0.18) (0.12)
From net realized gain .........................
(0.00)
(b)
— (0.00)
(b)
(0.00)
(b)
(0.00)
(b)
(0.00)
(b)
Total distributions .............................
(0.02) (0.05) (0.19) (0.27) (0.18) (0.12)
Net asset value, end of period ....................
$ 10.03 $ 10.07 $ 10.08 $ 10.04 $ 10.01 $ 10.04
Total Return
(d)
(0.23)% 0.36% 2.28% 3.02% 1.52% 1.35%
Based on net asset value ........................
(0.23)%
(e)
0.36% 2.28% 3.02% 1.52% 1.35%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.32%
(g)
0.31% 0.33% 0.45% 0.53% 0.50%
(h)
Total expenses after fees waived and/or reimbursed ......
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.17%
Net investment income .........................
0.31%
(g)
0.41% 1.84% 2.64% 1.78% 1.22%
Supplemental Data
Net assets, end of period (000) ....................
$ 119,730 $ 537,512 $ 123,417 $ 132,264 $ 82,549 $ 98,882
Portfolio turnover rate ..........................
25% 67% 40% 18% 87% 140%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2022, the class specific service fees borne directly by Investor A Shares of the Fund were $2,126,488.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly -owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 192,121
Investor A ........................................................................................................ 170,105
Class K ......................................................................................................... 36,950
$ 399,176

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended January 31, 2022 , affiliates received CDSCs of  $ 24,882 for Investor A Shares .
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2022, the amount waived was $1,078 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the six months ended January 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $1,962,084 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2022, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Institutional .................................................................................................... $ 1,401
Investor A ..................................................................................................... 2,965
Class K ...................................................................................................... 163
$ 4,529
Institutional ....................................................................................................... $ 396,441
Investor A ........................................................................................................ 326,043
Class K ......................................................................................................... 954
$ 723,438
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 2023, unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Short Obligations Fund
Investor A ..................................................................................... $ 74,306 $ —
Class K ...................................................................................... 36,949 954
$ 111,255 $ 954

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31 , 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended January 31, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were $576,849,924 and
$957,795,619, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of July 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,914,850.
As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 6,070,386
Net Realized Gain .......................................................................................................... —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 3,298,668,292 $ 1,933,521 $ (9,091,088) $ (7,157,567)

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
28
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
63,598,752 $ 638,056,951 247,485,820 $ 2,489,815,066
Shares issued in reinvestment of distributions ........................
252,018 2,528,969 937,297 9,428,257
Shares redeemed .........................................
(86,616,327) (869,277,568) (239,626,408) (2,409,957,835)
(22,765,557) $ (228,691,648) 8,796,709 $ 89,285,488
Investor A
Shares sold .............................................
16,807,537 $ 168,585,242 165,508,079 $ 1,664,147,730
Shares issued in reinvestment of distributions ........................
21,227 212,772 429,816 4,322,097
Shares redeemed .........................................
(78,185,648) (784,387,695) (223,005,219) (2,241,711,772)
(61,356,884) $ (615,589,681) (57,067,324) $ (573,241,945)
Class K
Shares sold .............................................
2,800,524 $ 28,165,264 95,119,414 $ 958,591,149
Shares issued in reinvestment of distributions ........................
50,519 508,130 182,522 1,838,893
Shares redeemed .........................................
(44,301,528) (445,293,602) (54,151,443) (545,615,092)
(41,450,485) $ (416,620,208) 41,150,493 $ 414,814,950
(125,572,926) $ (1,260,901,537) (7,120,122) $ (69,141,507)

Statement Regarding Liquidity Risk Management Program
29
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the "Trust") has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Short Obligations Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Fund met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
30
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes i ts portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
31
Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
32
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-1/22-SAR

JANUARY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(unaudited)
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S.
stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-
yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-
buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy.
Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed's way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
3.44% 23.29%
U.S. small cap equities
(Russell 2000
®
Index)
(8.41) (1.21)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.43) 7.03
Emerging market equities
(MSCI Emerging Markets
Index)
(4.59) (7.23)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.04
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(3.87) (4.43)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
(3.17) (2.97)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
(2.56) (1.22)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(1.55) 2.05
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Consolidated Financial Statements:

Fund Summary
as of January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2022, all of the Fund's share classes outperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD
Net/40% Bloomberg U.S. Aggregate Bond Index. For the same period, all of the Fund's share classes outperformed its secondary benchmark, the ICE BofA 3-Month U.S.
Treasury Bill Index.
What factors influenced performance?
The Fund targets a total return in the form of capital appreciation and income over the long term. The Fund utilizes a factor investing approach to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in seeking to be resilient to market shocks and drawdowns.
Positive relative performance was driven by the Fund’s long/short market-neutral style factor area, which receives roughly two-thirds of the allocation, as a hawkish shift toward the tightening of monetary policy from global central banks acted as a tailwind for most style factors. Within the style factor allocation, four out of five headline buckets – carry (income), value, quality, and low volatility – finished firmly in positive territory as a continuation of the reflation trade and a strong tilt toward durable, profitable companies relative to high risk, unprofitable firms underpinned performance. Across style factors, single name equities, currencies, and equity markets (country futures) were the best-performing asset classes. Single name equities contributed positively in five out of six months over the period, and both currencies and equity markets benefited from strong security selection across emerging markets. Within the risk parity/macro factor allocation, only the pro-cyclical economic growth factor finished in positive territory as exposure to commodities supported performance following continued imbalances between energy supply and demand along with inflationary pressures.
The risk parity/macro factor allocation, which receives roughly one-third of the Fund’s total risk budget, ended the period slightly lower as the defensive exposures – real rates (inflation-linked bonds) and inflation (nominal debt) – were hindered by the probabilities of further rate hikes being priced in following persistent inflation overshoots and mixed macro data. Within the market-neutral style factor portion of the portfolio, only bonds and commodities trekked modestly lower. From a factor standpoint, momentum was the lone style factor that underperformed, albeit marginally, with relative trends experiencing mixed results as positive performance from single name equities was offset by some rotation across both bonds and commodities.
The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives contributed positively to performance.
The Fund holds large, unencumbered cash positions to meet collateral calls on its derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
While the overall allocations to the factor groupings remained stable throughout the period, the timing model within single name equities was tilted toward quality and momentum insights early in the period, taking advantage of positive sentiment behind companies with robust cash flows and earnings able to weather a rising rate regime.
At the tail end of the period, the timing model began to pare back its underweight to value, which experienced a strong, positive rotation following persistently higher-than-
expected levels of inflation across the globe and a moving forward of the expected timetables for global central banks to end quantitative easing and hike policy rates.
Describe portfolio positioning at period end.
The Fund continued to seek to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies and diversifying strategies. At the end of the period, the Fund was positioned slightly overweight to value and momentum strategies and with a marginal tilt away from carry. Within single name equities, the timing model was modestly tilted toward momentum and quality insights, and slightly underweight to value and low volatility. At the overall portfolio level, equities and fixed income remained the most overweight asset classes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2022 (continued)

Fund Summary
BlackRock Total Factor Fund
Portfolio Information
Performance Summary
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 75%
U.S. Treasury Obligations ............................. 25
Common Stocks ................................... —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO HOLDINGS
Security
Percent of at
Total Investments
(a)
French Republic ................................... 24%
Commonwealth of Australia ............................ 20
U.S. Treasury Inflation Linked Notes ...................... 14
Canadian Government Bond ........................... 13
U.S. Treasury Inflation Linked Bonds ...................... 11
U.K. Treasury Inflation Linked Bonds ...................... 9
Federal Republic of Germany .......................... 9
(a)
Excludes short-term securities and options purchased.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 3.46% 12.70% N/A 2.27% N/A 2.51% N/A
Investor A ....................................... 3.27 12.32 6.42% 2.02 0.92% 2.25 1.65%
Investor C ....................................... 2.93 11.59 10.59 1.26 1.26 1.58 1.58
Class K ........................................ 3.47 12.70 N/A 2.31 N/A 2.53 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg U.S.
Aggregate Bond Index
(d)
.......................... (0.14) 9.94 N/A 9.65 N/A 8.91 N/A
MSCI World Index Hedged USD Net
(e )
................... 1.78 19.18 N/A 13.77 N/A 13.05 N/A
Bloomberg U.S. Aggregate Bond Index
(f)
................ (3.17) (2.97) N/A 3.08 N/A 2.47 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(g)
.............. 0.02 0.04 N/A 1.13 N/A 0.68 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(c)
The Fund commenced operations on December 27, 2012.
(d)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
(e)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the U.S. Dollar ("USD"), the "home"
currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and midcap stocks across 23 developed market countries and its local performance is calculated in 13 different currencies, including the Euro.
(f)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
(g)
An unmanaged index that tracks 3-month U.S. Treasury securities. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the "Index").
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of January 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Total Factor Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/21)
Ending
Account Value
(01/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,034.60 $ 2.82 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 1,032.70 4.10 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 1,029.30 7.88 1,000.00 1,017.44 7.83 1.54
Class K .................................. 1,000.00 1,034.70 2.56 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown
(which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Semi-Annual Report to Shareholders
8
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 273
Total Common Stocks — 0.0%
(Cost: $208) ................................... 273
Par (000)
Pa r (000)
Foreign Government Obligations — 6.3%
Australia — 1.7%
Commonwealth of Australia
(b)
3.00%, 09/20/25 ............ AUD 1,172 956,635
0.75%, 11/21/27 ............ 840 646,203
2.50%, 09/20/30 ............ 946 847,415
0.25%, 11/21/32 ............ 412 313,717
2.00%, 08/21/35 ............ 600 554,760
1.25%, 08/21/40 ............ 508 437,948
1.00%, 02/21/50 ............ 497 425,119
4,181,797
Canada — 1.1%
Canadian Government Bond
6.92%, 12/01/26 ............ CAD 358 347,947
4.00%, 12/01/31 ............ 387 429,191
4.16%, 12/01/36 ............ 350 388,694
2.57%, 12/01/41 ............ 360 378,655
1.86%, 12/01/44 ............ 410 406,721
1.45%, 12/01/47 ............ 387 373,538
0.55%, 12/01/50 ............ 356 295,194
0.26%, 12/01/54 ............ 51 38,999
2,658,939
France — 2.0%
French Republic
(b)
2.43%, 07/25/23
(c)
........... EUR 364 441,774
0.27%, 07/25/24 ............ 330 400,150
0.10%, 03/01/25 ............ 213 257,503
0.10%, 03/01/26
(c)
........... 189 232,844
2.11%, 07/25/27 ............ 407 562,658
0.10%, 03/01/28 ............ 242 306,186
0.10%, 03/01/29 ............ 171 219,017
4.48%, 07/25/29 ............ 203 324,353
0.75%, 07/25/30
(c)
........... 313 428,703
0.10%, 07/25/31
(c)
........... 83 109,587
0.10%, 03/01/32 ............ 50 65,978
4.16%, 07/25/32 ............ 242 417,599
0.10%, 03/01/36
(c)
........... 80 108,186
0.10%, 07/25/36
(c)
........... 171 232,906
2.20%, 07/25/40
(c)
........... 254 463,118
0.11%, 07/25/47
(c)
........... 230 347,695
4,918,257
Germany — 0.7%
Federal Republic of Germany
(b)
0.11%, 04/15/23 ............ 317 369,411
0.11%, 04/15/26 ............ 311 386,184
0.53%, 04/15/30 ............ 389 533,312
0.10%, 04/15/33 ............ 68 94,956
0.11%, 04/15/46 ............ 200 353,653
1,737,516
United Kingdom — 0.8%
U.K. Treasury Inflation Linked Bonds
(b)
2.50%, 07/17/24 ............ GBP 58 92,030
0.13%, 03/22/26 ............ 40 62,167
Security
Par (000)
Par (000) Value
United Kingdom (continued)
1.25%, 11/22/27 ............ GBP 31 $ 53,116
0.13%, 08/10/28 ............ 6 9,339
0.13%, 03/22/29 ............ 57 95,571
4.13%, 07/22/30 ............ 26 58,816
0.13%, 08/10/31 ............ 14 24,837
1.25%, 11/22/32 ............ 35 70,451
0.75%, 03/22/34 ............ 26 51,479
2.00%, 01/26/35 ............ 27 63,854
0.13%, 11/22/36 ............ 35 69,929
1.13%, 11/22/37 ............ 28 64,506
0.13%, 03/22/39 ............ 8 17,559
0.63%, 03/22/40 ............ 35 79,198
0.13%, 08/10/41 ............ 22 49,045
0.63%, 11/22/42 ............ 37 89,167
0.13%, 03/22/44 ............ 27 61,476
0.13%, 03/22/46 ............ 29 68,376
0.75%, 11/22/47 ............ 29 78,087
0.13%, 08/10/48 ............ 23 56,116
0.50%, 03/22/50 ............ 31 85,111
0.13%, 03/22/51 ............ 7 19,166
0.25%, 03/22/52 ............ 27 71,421
1.25%, 11/22/55 ............ 27 97,407
0.13%, 11/22/56 ............ 14 40,383
0.13%, 03/22/58 ............ 22 64,382
0.38%, 03/22/62 ............ 27 89,080
0.13%, 11/22/65 ............ 17 57,828
0.13%, 03/22/68 ............ 27 101,302
0.13%, 03/22/73 ............ 1 4,337
1,845,536
Total Foreign Government Obligations — 6.3%
(Cost: $14,905,660) .............................. 15,342,045
U.S. Treasury Obligations — 2.1%
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 353 403,898
2.00%, 01/15/26 ............ 31 35,014
1.75%, 01/15/28 ............ 117 136,756
3.63%, 04/15/28 ............ 163 211,880
2.50%, 01/15/29 ............ 98 122,716
3.88%, 04/15/29 ............ 189 257,007
3.38%, 04/15/32 ............ 41 58,973
2.13%, 02/15/40 - 02/15/41 ..... 145 212,108
0.75%, 02/15/42 - 02/15/45 ..... 164 195,213
0.63%, 02/15/43 ............ 81 94,340
1.38%, 02/15/44 ............ 80 107,068
1.00%, 02/15/46 - 02/15/49 ..... 178 230,053
0.88%, 02/15/47 ............ 63 79,374
0.25%, 02/15/50 ............ 50 55,146
0.13%, 02/15/51 ............ 57 61,041
U.S. Treasury Inflation Linked Notes
0.13%, 01/15/23 - 07/15/31 ..... 1,425 1,521,966
0.63%, 04/15/23 - 01/15/26 ..... 432 454,312
0.38%, 07/15/23 - 07/15/27 ..... 540 575,379
0.50%, 04/15/24 ............ 78 82,527
0.25%, 01/15/25 - 07/15/29 ..... 179 192,973
0.75%, 07/15/28 ............ 74 82,891

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88%, 01/15/29 ............ USD 12 $ 13,671
Total U.S. Treasury Obligations — 2.1%
(Cost: $4,851,407) .............................. 5,184,306
Total Long-Term Investments — 8.4%
(Cost: $19,757,275) .............................. 20,526,624
Shares
Shares
Short-Term Securities — 67.2%
Money Market Funds — 21.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(d)(e)
.... 51,331,913 51,331,913
Total Money Market Funds — 21.0%
(Cost: $51,331,913) .............................. 51,331,913
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 46.2%
U.S. Treasury Bills
(f)
0.04%, 04/21/22 ............ USD 22,000 $ 21,991,974
0.05%, 03/24/22 ............ 18,000 17,998,024
0.06%, 05/19/22 ............ 35,000 34,972,147
0.06%, 06/16/22 ............ 38,000 37,952,618
Total U.S. Treasury Obligations — 46.2%
(Cost: $112,982,467) ............................. 112,914,763
Total Short-Term Securities — 67.2%
(Cost: $164,314,380) ............................. 164,246,676
Total Options Purchased — 0.2%
(Cost: $334,922 ) ................................ 398,741
Total Investments — 75.8%
(Cost: $184,406,577) ............................. 185,172,041
Other Assets Less Liabilities — 24.2% .................. 59,100,224
Net Assets — 100.0% .............................. $ 244,272,265
(a)
Non-income producing security.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.
(f)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 22,001,744 $ 29,330,169 $ — $ — $ — $ 51,331,913 51,331,913 $ 669 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Index ......................................................... 142 02/18/22 $ 24,249 $ (82,439)
CAC 40 10 Euro Index ...................................................... 261 02/18/22 20,702 (174,753)
IBEX 35 Index ............................................................ 140 02/18/22 13,583 (255,021)
Brent Crude Oil
(a)
.......................................................... 140 02/28/22 12,496 252,474
RBOB Gasoline
(a)
......................................................... 95 02/28/22 10,192 466,513
Euro-Bund .............................................................. 586 03/08/22 111,332 (2,511,752)
TOPIX Index ............................................................. 46 03/10/22 7,666 (357,957)
Australia 10 Year Bond ...................................................... 1,391 03/15/22 134,756 (1,944,043)
DAX Index .............................................................. 11 03/18/22 4,804 (81,385)
FTSE/MIB Index .......................................................... 88 03/18/22 13,356 94,310
MSCI Hong Kong Equity Index ................................................. 172 03/18/22 12,238 203,574
Canada 10 Year Bond ...................................................... 384 03/22/22 42,021 (271,166)
Silver
(a)
................................................................ 106 03/29/22 11,868 (680,903)
(5,342,548)
Short Contracts
OMXS30 Index ........................................................... 645 02/18/22 16,027 62,652
WTI Crude Oil
(a)
........................................................... 53 02/22/22 4,672 (418,445)
Natural Gas
(a)
............................................................ 205 02/24/22 9,992 (2,181,860)
SGX NIFTY 50 Index ....................................................... 478 02/24/22 16,745 (271,419)
FTSE China A50 Index ...................................................... 179 02/25/22 2,674 26,171
Low Sulphur Gasoil
(a)
....................................................... 18 03/10/22 1,409 (19,396)
S&P/TSX 60 Index ......................................................... 36 03/17/22 7,233 (137,506)
SPI 200 Index ............................................................ 32 03/17/22 3,901 218,153
FTSE 100 Index .......................................................... 106 03/18/22 10,624 23,822
S&P 500 E-Mini Index ...................................................... 44 03/18/22 9,909 290,278
U.S. Treasury 10 Year Note ................................................... 590 03/22/22 75,520 904,772
Long Gilt ............................................................... 350 03/29/22 57,408 882,650
100 oz Gold
(a)
............................................................ 14 04/27/22 2,515 63,794
(556,334)
$ (5,898,882)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,505,000 USD 1,063,283 Barclays Bank plc 02/02/22 $ 827
AUD 1,505,000 USD 1,063,734 Goldman Sachs International 02/02/22 376
AUD 1,505,000 USD 1,063,900 Toronto Dominion Bank 02/02/22 210
AUD 1,498,350 USD 1,058,697 Westpac Banking Corp. 02/02/22 711
CAD 910,000 USD 714,172 Barclays Bank plc 02/02/22 1,715
CAD 910,000 USD 714,342 Goldman Sachs International 02/02/22 1,545
CAD 910,000 USD 714,292 Toronto Dominion Bank 02/02/22 1,595
CAD 911,080 USD 715,133 Westpac Banking Corp. 02/02/22 1,604
EUR 1,495,000 USD 1,671,111 Barclays Bank plc 02/02/22 8,447
EUR 1,495,000 USD 1,673,503 Goldman Sachs International 02/02/22 6,055
EUR 1,495,000 USD 1,673,952 Toronto Dominion Bank 02/02/22 5,606
EUR 1,500,874 USD 1,679,628 Westpac Banking Corp. 02/02/22 6,529
GBP 355,000 USD 476,694 Barclays Bank plc 02/02/22 746
GBP 355,000 USD 477,227 Goldman Sachs International 02/02/22 213
GBP 355,000 USD 477,074 Toronto Dominion Bank 02/02/22 366
GBP 348,499 USD 468,086 Westpac Banking Corp. 02/02/22 610
USD 2,463,946 AUD 3,395,000 Barclays Bank plc 02/02/22 63,511

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
12
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,182,201 AUD 3,005,000 Goldman Sachs International 02/02/22 $ 57,516
USD 2,181,906 AUD 3,005,000 Toronto Dominion Bank 02/02/22 57,221
USD 2,179,424 AUD 3,001,350 UBS AG 02/02/22 57,319
USD 1,591,015 CAD 2,020,000 Barclays Bank plc 02/02/22 1,903
USD 1,406,318 CAD 1,785,000 Goldman Sachs International 02/02/22 2,078
USD 1,406,168 CAD 1,785,000 Toronto Dominion Bank 02/02/22 1,928
USD 1,404,647 CAD 1,783,080 UBS AG 02/02/22 1,917
USD 3,298,394 EUR 2,910,000 Barclays Bank plc 02/02/22 29,154
USD 3,304,334 EUR 2,910,000 Goldman Sachs International 02/02/22 35,094
USD 3,302,472 EUR 2,910,000 Toronto Dominion Bank 02/02/22 33,232
USD 3,349,845 EUR 2,951,874 UBS AG 02/02/22 33,562
USD 1,102,891 GBP 818,000 Barclays Bank plc 02/02/22 2,762
USD 938,955 GBP 695,000 Goldman Sachs International 02/02/22 4,249
USD 938,524 GBP 695,000 Toronto Dominion Bank 02/02/22 3,818
USD 940,549 GBP 696,499 UBS AG 02/02/22 3,827
AUD 131,000 USD 92,307 Barclays Bank plc 03/02/22 325
CAD 237,000 USD 186,351 Barclays Bank plc 03/02/22 92
EUR 37,000 USD 41,501 Barclays Bank plc 03/02/22 88
GBP 16,000 USD 21,463 Barclays Bank plc 03/02/22 52
AUD 2,856,000
(a)
USD 2,009,384 Morgan Stanley & Co. International plc 03/16/22 10,320
BRL 11,041,000
(a)
USD 1,977,921 Bank of America NA 03/16/22 79,464
BRL 12,229,000
(a)
USD 2,238,928 Citibank NA 03/16/22 39,830
BRL 7,582,000
(a)
USD 1,323,920 Goldman Sachs International 03/16/22 88,913
BRL 17,605,000
(a)
USD 3,242,616 Morgan Stanley & Co. International plc 03/16/22 37,908
CAD 7,056,000
(a)
USD 5,515,487 Morgan Stanley & Co. International plc 03/16/22 35,112
CHF 539,000
(a)
USD 582,276 Morgan Stanley & Co. International plc 03/16/22 50
CNY 48,757,000
(a)
USD 7,621,978 Morgan Stanley & Co. International plc 03/16/22 9,198
EUR 2,884,000
(a)
USD 3,232,963 Morgan Stanley & Co. International plc 03/16/22 10,002
GBP 5,732,000
(a)
USD 7,590,250 Morgan Stanley & Co. International plc 03/16/22 116,801
INR 73,203,000
(a)
USD 967,446 BNP Paribas SA 03/16/22 8,997
INR 416,892,000
(a)
USD 5,548,994 Citibank NA 03/16/22 11,868
INR 20,344,000
(a)
USD 264,651 Goldman Sachs International 03/16/22 6,715
INR 3,227,983,000
(a)
USD 42,347,532 Morgan Stanley & Co. International plc 03/16/22 710,065
JPY 687,440,000
(a)
USD 5,937,969 Morgan Stanley & Co. International plc 03/16/22 37,950
MXN 322,367,000
(a)
USD 15,398,271 Morgan Stanley & Co. International plc 03/16/22 120,646
RUB 439,138,000
(a)
USD 5,513,935 Goldman Sachs International 03/16/22 99,671
TWD 310,311,000
(a)
USD 11,176,337 Barclays Bank plc 03/16/22 17,267
TWD 84,748,000
(a)
USD 3,053,872 Societe Generale SA 03/16/22 3,176
USD 49,890,044
(a)
AUD 70,018,000 Morgan Stanley & Co. International plc 03/16/22 374,756
USD 712,528
(a)
CAD 901,000 Morgan Stanley & Co. International plc 03/16/22 3,757
USD 1,106,842
(a)
CHF 1,023,000 Morgan Stanley & Co. International plc 03/16/22 1,611
USD 4,600,274
(a)
CNY 29,227,000 Morgan Stanley & Co. International plc 03/16/22 25,825
USD 42,623,644
(a)
EUR 37,759,000 Morgan Stanley & Co. International plc 03/16/22 164,871
USD 690,401
(a)
GBP 512,000 Morgan Stanley & Co. International plc 03/16/22 1,984
USD 838,590
(a)
HKD 6,531,000 Morgan Stanley & Co. International plc 03/16/22 958
USD 4,652,339
(a)
INR 346,094,000 BNP Paribas SA 03/16/22 35,841
USD 3,802,609
(a)
JPY 432,155,000 Morgan Stanley & Co. International plc 03/16/22 45,883
USD 4,689,406
(a)
KRW 5,623,442,000 Barclays Bank plc 03/16/22 30,148
USD 2,204,579
(a)
KRW 2,643,687,000 BNP Paribas SA 03/16/22 14,173
USD 39,674,019
(a)
KRW 46,824,269,000 Morgan Stanley & Co. International plc 03/16/22 878,146
USD 5,703,971
(a)
NZD 8,436,000 Morgan Stanley & Co. International plc 03/16/22 156,893
USD 3,868,291
(a)
RUB 293,777,000 Goldman Sachs International 03/16/22 112,869
USD 1,729,958
(a)
RUB 130,060,000 HSBC Bank plc 03/16/22 67,370
USD 3,267,828
(a)
SEK 30,075,000 Morgan Stanley & Co. International plc 03/16/22 41,216
USD 26,294,151
(a)
TWD 724,864,000 Morgan Stanley & Co. International plc 03/16/22 146,702
3,973,759
AUD 179,000 USD 128,683 Barclays Bank plc 02/02/22 (2,121)
AUD 5,543,000 USD 3,984,752 Goldman Sachs International 02/02/22 (65,574)
AUD 52,000 USD 37,434 UBS AG 02/02/22 (667)
AUD 619,000 USD 448,958 Westpac Banking Corp. 02/02/22 (11,294)
CAD 233,000 USD 185,976 Barclays Bank plc 02/02/22 (2,677)
CAD 3,254,000 USD 2,597,216 Goldman Sachs International 02/02/22 (37,329)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 237,000 USD 186,911 Toronto Dominion Bank 02/02/22 $ (466)
CAD 8,000 USD 6,408 UBS AG 02/02/22 (114)
EUR 74,000 USD 84,021 Barclays Bank plc 02/02/22 (886)
EUR 5,613,000 USD 6,368,554 Goldman Sachs International 02/02/22 (62,629)
EUR 9,000 USD 10,212 UBS AG 02/02/22 (101)
GBP 175,000 USD 237,068 Barclays Bank plc 02/02/22 (1,710)
GBP 1,316,000 USD 1,787,444 Goldman Sachs International 02/02/22 (17,556)
USD 1,063,373 AUD 1,505,000 Barclays Bank plc 03/02/22 (831)
USD 1,063,854 AUD 1,505,000 Goldman Sachs International 03/02/22 (350)
USD 1,063,997 AUD 1,505,000 Toronto Dominion Bank 03/02/22 (207)
USD 1,058,808 AUD 1,498,350 Westpac Banking Corp. 03/02/22 (694)
USD 714,156 CAD 910,000 Barclays Bank plc 03/02/22 (1,723)
USD 714,320 CAD 910,000 Goldman Sachs International 03/02/22 (1,559)
USD 714,280 CAD 910,000 Toronto Dominion Bank 03/02/22 (1,599)
USD 715,117 CAD 911,080 Westpac Banking Corp. 03/02/22 (1,612)
USD 1,672,042 EUR 1,495,000 Barclays Bank plc 03/02/22 (8,393)
USD 1,674,452 EUR 1,495,000 Goldman Sachs International 03/02/22 (5,983)
USD 1,674,889 EUR 1,495,000 Toronto Dominion Bank 03/02/22 (5,546)
USD 1,680,557 EUR 1,500,874 Westpac Banking Corp. 03/02/22 (6,481)
USD 476,600 GBP 355,000 Barclays Bank plc 03/02/22 (758)
USD 477,131 GBP 355,000 Goldman Sachs International 03/02/22 (227)
USD 476,981 GBP 355,000 Toronto Dominion Bank 03/02/22 (377)
USD 467,992 GBP 348,499 Westpac Banking Corp. 03/02/22 (624)
AUD 12,223,000
(a)
USD 8,819,098 Morgan Stanley & Co. International plc 03/16/22 (175,244)
CAD 20,713,000
(a)
USD 16,351,366 Morgan Stanley & Co. International plc 03/16/22 (57,495)
CHF 1,130,000
(a)
USD 1,234,359 Morgan Stanley & Co. International plc 03/16/22 (13,527)
EUR 9,064,000
(a)
USD 10,292,009 Morgan Stanley & Co. International plc 03/16/22 (99,835)
GBP 6,700,000
(a)
USD 9,070,206 Morgan Stanley & Co. International plc 03/16/22 (61,627)
HKD 4,071,000
(a)
USD 522,179 Morgan Stanley & Co. International plc 03/16/22 (54)
JPY 3,595,812,000
(a)
USD 31,670,712 Morgan Stanley & Co. International plc 03/16/22 (412,305)
KRW 2,582,389,000
(a)
USD 2,142,777 BNP Paribas SA 03/16/22 (3,159)
KRW 5,871,132,000
(a)
USD 4,910,225 Morgan Stanley & Co. International plc 03/16/22 (45,746)
MXN 20,780,000
(a)
USD 1,008,850 Morgan Stanley & Co. International plc 03/16/22 (8,491)
NOK 4,633,000
(a)
USD 523,405 Morgan Stanley & Co. International plc 03/16/22 (2,871)
NZD 36,697,000
(a)
USD 24,738,935 Morgan Stanley & Co. International plc 03/16/22 (608,880)
RUB 2,435,496,000
(a)
USD 32,002,838 Bank of America NA 03/16/22 (869,308)
RUB 271,004,000
(a)
USD 3,525,246 Citibank NA 03/16/22 (60,937)
SEK 6,905,000
(a)
USD 757,407 JPMorgan Chase Bank NA 03/16/22 (16,601)
SEK 11,003,000
(a)
USD 1,212,068 Morgan Stanley & Co. International plc 03/16/22 (31,605)
TWD 133,715,000
(a)
USD 4,844,571 Barclays Bank plc 03/16/22 (21,175)
TWD 118,830,000
(a)
USD 4,302,379 Deutsche Bank AG 03/16/22 (15,918)
TWD 117,634,000
(a)
USD 4,293,133 HSBC Bank plc 03/16/22 (49,814)
TWD 148,053,000
(a)
USD 5,373,584 Societe Generale SA 03/16/22 (32,985)
USD 2,165,879
(a)
BRL 12,524,000 Citibank NA 03/16/22 (167,849)
USD 11,403,582
(a)
BRL 65,867,000 JPMorgan Chase Bank NA 03/16/22 (870,106)
USD 782,935
(a)
CAD 997,000 Morgan Stanley & Co. International plc 03/16/22 (1,355)
USD 6,375,710
(a)
CNY 40,811,000 Morgan Stanley & Co. International plc 03/16/22 (11,803)
USD 921,532
(a)
EUR 825,000 Morgan Stanley & Co. International plc 03/16/22 (6,154)
USD 2,198,780
(a)
GBP 1,639,000 Morgan Stanley & Co. International plc 03/16/22 (4,960)
USD 825,995
(a)
JPY 95,132,000 Morgan Stanley & Co. International plc 03/16/22 (988)
USD 3,412,629
(a)
KRW 4,139,963,000 Barclays Bank plc 03/16/22 (17,504)
USD 14,478,446
(a)
MXN 313,550,000 Morgan Stanley & Co. International plc 03/16/22 (616,017)
USD 825,035
(a)
NOK 7,455,000 Morgan Stanley & Co. International plc 03/16/22 (12,562)
USD 281,709
(a)
NZD 429,000 Morgan Stanley & Co. International plc 03/16/22 (379)
USD 16,806,012
(a)
RUB 1,333,401,016 Barclays Bank plc 03/16/22 (239,174)
USD 12,677,442
(a)
RUB 998,095,000 BNP Paribas SA 03/16/22 (81,446)
USD 351,456
(a)
RUB 27,773,984 Goldman Sachs International 03/16/22 (3,586)
USD 4,550,533
(a)
RUB 363,087,000 JPMorgan Chase Bank NA 03/16/22 (90,895)
USD 549,866
(a)
SEK 5,143,000 Morgan Stanley & Co. International plc 03/16/22 (1,903)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
14
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 439,205
(a)
SGD 597,000 Morgan Stanley & Co. International plc 03/16/22 $ (2,636)
(4,956,982)
$ (983,223)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
0.46% Annual
6 month
EURIBOR Semi-Annual Citibank NA 04/07/22 0.46 % EUR 16,816 $ 219,304
10-Year Interest Rate Swap
(a)
1.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 04/07/22 1.67 USD 14,833 179,437
$ 398,741
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 13,680 $ 1,026,246 $ 1,106,167 $ (79,921)
ITRAXX.EUR.
CROSSOVER.36.V1 . 5.00 Quarterly 12/20/26 BB+ EUR 12,270 1,376,337 1,606,540 (230,203)
$ 2,402,583 $ 2,712,707 $ (310,124)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2022 ......... BRL (10,713,644) Merrill Lynch International & Co. 02/16/22 BRL 10,714 $ (123,239) $ — $ (123,239)
BOVESPA Index Futures
February 2022 ......... BRL (10,862,517) Merrill Lynch International & Co. 02/16/22 BRL 10,863 (158,792) — (158,792)
BOVESPA Index Futures
February 2022 ......... BRL (91,467,847) Merrill Lynch International & Co. 02/16/22 BRL 91,468 (749,288) — (749,288)
Taiwan Capitalization Weighted
Stock Index Futures February
2022 ................ TWD 649,545,445 Merrill Lynch International & Co. 02/16/22 TWD 649,545 (1,049,135) — (1,049,135)
Taiwan Capitalization Weighted
Stock Index Futures February
2022 ................ TWD 102,154,284 Merrill Lynch International & Co. 02/16/22 TWD 102,154 (124,394) — (124,394)
KOSPI 200 Index Futures March
2022 ................ KRW 486,624,500 Merrill Lynch International & Co. 03/10/22 KRW 486,625 (33,907) — (33,907)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures March
2022 ................ KRW 1,676,551,475 Merrill Lynch International & Co. 03/10/22 KRW 1,676,551 $ (133,556) $ — $ (133,556)
KOSPI 200 Index Futures March
2022 ................ KRW 2,834,512,925 Merrill Lynch International & Co. 03/10/22 KRW 2,834,513 (206,688) — (206,688)
Swiss Market Index Futures
March 2022 ........... CHF 3,383,795 HSBC Bank plc 03/18/22 CHF 3,384 (100,108) — (100,108)
Swiss Market Index Futures
March 2022 ........... CHF 2,770,631 HSBC Bank plc 03/18/22 CHF 2,771 (96,100) — (96,100)
Swiss Market Index Futures
March 2022 ........... CHF 2,676,442 HSBC Bank plc 03/18/22 CHF 2,676 (125,993) — (125,993)
Swiss Market Index Futures
March 2022 ........... CHF 5,783,695 HSBC Bank plc 03/18/22 CHF 5,784 72,331 — 72,331
Swiss Market Index Futures
March 2022 ........... CHF 6,810,282 HSBC Bank plc 03/18/22 CHF 6,810 (114,749) — (114,749)
$ (2,943,618) $ — $ (2,943,618)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (295,561) $ (229)
(c)
$ (236,237) 47.7%
BNP Paribas SA
(d)
12/31/49 (462,301) 254,643
(e)
(195,941) 57.3
Monthly Citibank NA
(f)
02/24/23-02/27/23 (29,133) 52,303
(g)
42,222 25.0
Monthly
Credit Suisse
International
(h)
02/08/23 17,762 9,211
(i)
20,304 0.4
Monthly
Goldman Sachs
International
(j)
02/27/23-03/01/23 (226,454) 199,567
(k)
11,774 42.3
Monthly
JPMorgan Chase
Bank NA
(l)
02/08/23 106,074 105,814
(m)
216,997 4.8
Monthly
Merrill Lynch
International &
Co.
(n)
02/15/23 (80,427) 45,484
(o)
4,703 30.9
$ 666,793 $ (136,178)
(b) (d) (f)
Range: 15-175 basis points 18-2,883 basis points 0-40 basis points
Benchmarks: Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Lending Rate Bank of Canada Overnight Repo Rate
Euro Overnight Short Term Rate Danish annualized Overnight Deposit MID Rate Copenhagen Interbank Swap Rate 1 Week
Hong Kong Overnight Index Swap Rate Euro Overnight Short Term Rate Euro Overnight Short Term Rate
New Zealand Bank Bill Rates 1 Month Hong Kong Overnight Index Swap Rate Hong Kong Overnight Index Swap Rate
Norway Interbank Offer Rate 1 Month New Zealand Overnight Deposit Rate Israel Tel Aviv Interbank Offer Rate 1 Month
Reserve Bank of Australia Overnight Cash Rate Norwegian Overnight Weighted Average Norway Interbank Offer Rate 1 Week
Singapore Overnight Rate Average Reserve Bank of Australia Overnight Cash Rate Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average Sterling Overnight Index Average Singapore Overnight Rate Average
Stockholm Interbank Offer Rate 1 Month Stockholm Interbank Offer Rate 1 Week Sterling Overnight Index Average
Swiss Average Rate Overnight Swiss Average Rate Overnight Stockholm Interbank Offer Rate 1 Week
Tokyo Overnight Average Rate Tokyo Overnight Average Rate Swiss Average Rate Overnight
USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate Tokyo Overnight Average Rate
USD Overnight Bank Funding Rate

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
16
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
(c)
Amount includes $(59,553) of net dividends and financing fees.
(e)
Amount includes $(11,717) of net dividends and financing fees.
(g)
Amount includes $(19,052) of net dividends and financing fees.
(i)
Amount includes $6,669 of net dividends and financing fees.
(k)
Amount includes $(38,661) of net dividends and financing fees.
(m)
Amount includes $(5,109) of net dividends and financing fees.
(o)
Amount includes $(39,646) of net dividends and financing fees.
(h) (j) (l)
Range: 25-30 basis points 15-200 basis points 15-35 basis points
Benchmarks: Euro Overnight Short Term Rate Bank of Canada Overnight Repo Rate Bank of Canada Overnight Lending Rate
Sterling Overnight Index Average Danish Tomorrow/Next Reference Rate Canada Overnight Interbank Rate
Stockholm Interbank Offer Rate 1 Month Euro Overnight Short Term Rate USD Overnight Bank Funding Rate
Hong Kong Overnight Index Swap Rate
Israel Tel Aviv Interbank Offer Rate Overnight
New Zealand Overnight Deposit Rate
Norwegian Overnight Weighted Average
Reserve Bank of Australia Overnight Cash Rate
Singapore Overnight Rate Average
Sterling Overnight Index Average
Stockholm Interbank Offer Rate Overnight
Swiss Average Rate Overnight
Tokyo Overnight Average Rate
U.S. Federal Reserve Overnight Effective Federal Funds Rate
(n)
Range: 0-150 basis points
Benchmarks: Bank of Canada Overnight Lending Rate
Copenhagen Interbank Swap Rate 1 Week
Euro Overnight Short Term Rate
Israel Tel Aviv Interbank Offer Rate 1 Month
New Zealand Bank Bill Rates 1 Month
Norway Interbank Offer Rate 1 Week
Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average
Stockholm Interbank Offer Rate 1 Week
Swiss Average Rate Overnight
Tokyo Overnight Average Rate
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of January 31, 2022, expiration date 06/16/25:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 2,638 $ 76,470 (32.4) %
Aurizon Holdings Ltd. ...... 7,481 18,716 (7.9)
Brambles Ltd. ............ 38,022 261,213 (110.6)
Cochlear Ltd. ............ 132 18,102 (7.7)
Coles Group Ltd. ......... 14,727 169,194 (71.6)
IDP Education Ltd. ........ 1,953 40,822 (17.3)
REA Group Ltd. .......... 205 21,237 (9.0)
Rio Tinto Ltd. ............ 616 48,976 (20.7)
Rio Tinto plc ............. 3,065 216,038 (91.5)
Tabcorp Holdings Ltd. ...... 22,879 80,387 (34.0)
951,155
Austria
OMV AG ............... 1,795 109,862 (46.5)
Raiffeisen Bank International AG 1,198 33,672 (14.2)
143,534
Shares Value
% of Basket
Value
Belgium
Groupe Bruxelles Lambert SA . 2,401 $ 257,634 (109.1) %
KBC Group NV ........... 400 34,788 (14.7)
Proximus SADP .......... 1,532 31,284 (13.2)
UCB SA ............... 1,866 185,677 (78.6)
Umicore SA ............. 773 29,263 (12.4)
538,646
China
NXP Semiconductors NV .... 240 49,306 (20.9)
Denmark
AP Moller - Maersk A/S, Class B 23 82,619 (35.0)
Coloplast A/S, Class B ...... 1,232 179,160 (75.8)
Genmab A/S ............ 153 52,101 (22.0)
Novo Nordisk A/S, Class B ... 4,781 475,558 (201.3)
Novozymes A/S, Class B .... 667 45,788 (19.4)
Pandora A/S ............ 667 72,529 (30.7)
907,755
Finland
Kesko OYJ, Class B ....... 623 19,677 (8.3)
Neste OYJ .............. 243 10,959 (4.6)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Finland (continued)
Stora Enso OYJ, Class R .... 1,345 $ 27,380 (11.6) %
58,016
France
Arkema SA ............. 1,228 181,582 (76.9)
BioMerieux ............. 201 23,570 (10.0)
BNP Paribas SA .......... 2,321 165,695 (70.1)
Bureau Veritas SA ......... 1,947 55,708 (23.6)
Carrefour SA ............ 2,787 53,041 (22.5)
Cie Generale des Etablissements
Michelin SCA .......... 1,619 270,897 (114.7)
Credit Agricole SA ......... 8,278 124,538 (52.7)
Dassault Systemes SE ..... 1,751 84,675 (35.8)
Eiffage SA .............. 893 93,830 (39.7)
Engie SA ............... 14,162 217,837 (92.2)
EssilorLuxottica SA ........ 532 100,647 (42.6)
Eurazeo SE ............. 354 28,128 (11.9)
Hermes International ....... 97 145,638 (61.6)
Kering SA .............. 106 79,157 (33.5)
La Francaise des Jeux SAEM . 601 24,884 (10.5)
Orange SA .............. 13,655 160,411 (67.9)
Pernod Ricard SA ......... 581 124,276 (52.6)
Publicis Groupe SA ........ 4,422 299,639 (126.8)
Sanofi ................. 1,847 193,126 (81.8)
Societe Generale SA ....... 8,993 333,823 (141.3)
Sodexo SA ............. 345 32,086 (13.6)
Teleperformance .......... 131 49,333 (20.9)
Thales SA .............. 2,063 190,306 (80.6)
3,032,827
Germany
Allianz SE (Registered) ..... 1,224 314,265 (133.0)
Bayer AG (Registered) ...... 2,660 161,605 (68.4)
Covestro AG ............ 1,217 73,011 (30.9)
Daimler Truck Holding AG ... 252 8,884 (3.8)
Deutsche Boerse AG ....... 801 142,380 (60.3)
Deutsche Post AG (Registered) 4,280 257,573 (109.0)
E.ON SE ............... 26,980 372,121 (157.5)
Evonik Industries AG ....... 3,699 120,675 (51.1)
GEA Group AG ........... 1,142 53,954 (22.8)
Henkel AG & Co. KGaA
(Preference) .......... 943 77,126 (32.7)
LEG Immobilien SE ........ 1,246 165,293 (70.0)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 189 59,835 (25.3)
SAP SE ................ 1,366 171,380 (72.5)
Siemens AG (Registered) .... 338 53,665 (22.7)
Symrise AG ............. 475 56,762 (24.0)
Vonovia SE ............. 755 43,002 (18.2)
2,131,531
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 86,780 (36.7)
New World Development Co.
Ltd. ................ 16,000 65,317 (27.7)
Power Assets Holdings Ltd. .. 8,500 52,229 (22.1)
Sun Hung Kai Properties Ltd. . 8,000 97,604 (41.3)
301,930
Ireland
CRH plc ............... 3,187 159,957 (67.7)
Israel
Check Point Software
Technologies Ltd. ....... 121 14,642 (6.2)
Shares Value
% of Basket
Value
Italy
Enel SpA ............... 32,509 $ 250,209 (105.9) %
Eni SpA ................ 5,376 80,754 (34.2)
Moncler SpA ............ 326 20,922 (8.8)
Poste Italiane SpA ......... 2,935 39,395 (16.7)
391,280
Japan
Aisin Corp. .............. 600 21,788 (9.2)
Ajinomoto Co., Inc. ........ 2,000 55,803 (23.6)
Asahi Kasei Corp. ......... 22,400 221,266 (93.7)
Astellas Pharma, Inc. ....... 4,800 77,475 (32.8)
Bridgestone Corp. ......... 1,600 70,066 (29.7)
Brother Industries Ltd. ...... 3,800 69,981 (29.6)
Chubu Electric Power Co., Inc. 1,800 18,029 (7.6)
Chugai Pharmaceutical Co. Ltd. 2,200 71,456 (30.3)
Dai Nippon Printing Co. Ltd. .. 1,200 28,806 (12.2)
Dai-ichi Life Holdings, Inc. ... 3,400 76,532 (32.4)
Daiwa House Industry Co. Ltd. 3,400 99,223 (42.0)
Denso Corp. ............ 4,500 335,852 (142.2)
ENEOS Holdings, Inc. ...... 43,300 172,448 (73.0)
FUJIFILM Holdings Corp. .... 1,000 67,036 (28.4)
Fujitsu Ltd. .............. 500 66,099 (28.0)
Hirose Electric Co. Ltd. ..... 300 44,717 (18.9)
Hitachi Ltd. ............. 400 20,790 (8.8)
Honda Motor Co. Ltd. ...... 5,600 164,936 (69.8)
Iida Group Holdings Co. Ltd. .. 3,800 79,058 (33.5)
Isuzu Motors Ltd. ......... 9,200 112,700 (47.7)
Ito En Ltd. .............. 400 21,546 (9.1)
ITOCHU Corp. ........... 3,400 109,230 (46.2)
JSR Corp. .............. 700 23,204 (9.8)
Kajima Corp. ............ 10,900 131,646 (55.7)
KDDI Corp. ............. 6,600 210,862 (89.3)
Kikkoman Corp. .......... 1,200 90,706 (38.4)
Lawson, Inc. ............ 1,100 48,212 (20.4)
Lixil Corp. .............. 5,400 123,607 (52.3)
Marubeni Corp. ........... 2,700 27,783 (11.8)
Mazda Motor Corp. ........ 24,000 184,890 (78.3)
Mitsubishi Electric Corp. ..... 24,900 311,833 (132.0)
Mitsubishi Estate Co. Ltd. .... 5,600 80,654 (34.1)
Mitsubishi Gas Chemical Co.,
Inc. ................. 4,800 91,945 (38.9)
Mitsubishi UFJ Financial Group,
Inc. ................. 900 5,455 (2.3)
Mitsui Chemicals, Inc. ...... 5,200 139,072 (58.9)
Mizuho Financial Group, Inc. .. 16,800 227,573 (96.3)
NEC Corp. .............. 800 31,211 (13.2)
NGK Insulators Ltd. ........ 5,800 98,007 (41.5)
Nippon Express Holdings, Inc. . 1,000 59,264 (25.1)
Nippon Telegraph & Telephone
Corp. ............... 10,300 294,763 (124.8)
Nissan Chemical Corp. ..... 400 21,703 (9.2)
Nitto Denko Corp. ......... 2,000 155,719 (65.9)
Nomura Real Estate Holdings,
Inc. ................. 5,300 124,109 (52.5)
Olympus Corp. ........... 1,500 33,566 (14.2)
Ono Pharmaceutical Co. Ltd. . 2,600 63,054 (26.7)
Osaka Gas Co. Ltd. ........ 12,700 215,981 (91.4)
Otsuka Holdings Co. Ltd. .... 700 23,882 (10.1)
Panasonic Corp. .......... 5,700 62,754 (26.6)
Recruit Holdings Co. Ltd. .... 1,900 93,914 (39.8)
Resona Holdings, Inc. ...... 36,500 156,857 (66.4)
Santen Pharmaceutical Co. Ltd. 1,600 18,167 (7.7)
Secom Co. Ltd. ........... 800 56,331 (23.8)
Seiko Epson Corp. ........ 2,600 40,499 (17.1)
Sekisui Chemical Co. Ltd. .... 3,300 57,697 (24.4)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
18
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Sekisui House Ltd. ........ 1,200 $ 24,312 (10.3) %
Sohgo Security Services Co.
Ltd. ................ 1,000 36,268 (15.4)
Sompo Holdings, Inc. ...... 1,100 51,473 (21.8)
Subaru Corp. ............ 3,300 60,064 (25.4)
Sumitomo Chemical Co. Ltd. .. 31,200 157,343 (66.6)
Sumitomo Dainippon Pharma Co.
Ltd. ................ 2,000 21,768 (9.2)
Sumitomo Mitsui Financial
Group, Inc. ........... 6,600 237,738 (100.6)
Suntory Beverage & Food Ltd. 4,600 176,634 (74.8)
Suzuki Motor Corp. ........ 500 21,287 (9.0)
Taisei Corp. ............. 2,200 72,118 (30.5)
Tokyo Electron Ltd. ........ 500 244,567 (103.5)
Tokyo Gas Co. Ltd. ........ 11,800 238,263 (100.9)
TOPPAN, Inc. ............ 3,900 74,186 (31.4)
Toray Industries, Inc. ....... 23,000 145,356 (61.5)
Toshiba Corp. ............ 600 24,846 (10.5)
Tosoh Corp. ............. 6,900 107,961 (45.7)
TOTO Ltd. .............. 2,500 107,601 (45.6)
Toyo Suisan Kaisha Ltd. ..... 1,100 45,070 (19.1)
USS Co. Ltd. ............ 1,600 26,113 (11.1)
Yamaha Motor Co. Ltd. ..... 3,800 90,491 (38.3)
7,273,216
Netherlands
ASML Holding NV ......... 98 66,375 (28.1)
EXOR NV .............. 1,331 111,606 (47.2)
Koninklijke Ahold Delhaize NV . 6,460 209,463 (88.7)
Koninklijke DSM NV ....... 109 20,433 (8.7)
Koninklijke KPN NV ........ 49,959 164,790 (69.8)
Koninklijke Philips NV ...... 2,589 86,119 (36.5)
NN Group NV ............ 5,264 294,584 (124.7)
Randstad NV ............ 2,792 181,630 (76.9)
Wolters Kluwer NV ........ 170 17,302 (7.3)
1,152,302
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 41,433 (17.6)
Spark New Zealand Ltd. ..... 7,714 22,048 (9.3)
63,481
Norway
Norsk Hydro ASA ......... 3,481 26,753 (11.3)
Orkla ASA .............. 3,621 34,604 (14.7)
61,357
Russia
Coca-Cola HBC AG ........ 1,532 50,741 (21.5)
Singapore
City Developments Ltd. ..... 5,300 27,841 (11.8)
DBS Group Holdings Ltd. .... 5,300 139,214 (58.9)
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 54,919 (23.2)
Singapore Telecommunications
Ltd. ................ 26,400 47,869 (20.3)
STMicroelectronics NV ..... 549 25,814 (10.9)
United Overseas Bank Ltd. ... 18,500 413,450 (175.0)
709,107
South Africa
Anglo American plc ........ 1,011 44,570 (18.9)
Shares Value
% of Basket
Value
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 12,350 $ 78,850 (33.4) %
Banco Santander SA ....... 49,601 173,931 (73.6)
Iberdrola SA ............. 6,271 71,897 (30.4)
Industria de Diseno Textil SA .. 3,235 98,116 (41.5)
Repsol SA .............. 2,278 28,948 (12.3)
451,742
Sweden
Assa Abloy AB, Class B ..... 792 21,687 (9.2)
Boliden AB .............. 6,522 264,092 (111.8)
Husqvarna AB, Class B ..... 4,097 56,965 (24.1)
Lundin Energy AB ......... 2,326 94,594 (40.0)
Skanska AB, Class B ....... 3,228 79,031 (33.4)
Swedbank AB, Class A ...... 3,417 66,899 (28.3)
Swedish Match AB ........ 4,206 32,543 (13.8)
Telefonaktiebolaget LM Ericsson,
Class B .............. 7,711 96,280 (40.8)
Telia Co. AB ............. 7,091 27,948 (11.8)
740,039
Switzerland
Adecco Group AG (Registered) 2,094 99,744 (42.2)
Geberit AG (Registered) ..... 233 158,307 (67.0)
Givaudan SA (Registered) ... 78 323,149 (136.8)
Holcim Ltd. (Registered) ..... 1,636 88,673 (37.5)
Julius Baer Group Ltd. ...... 372 24,310 (10.3)
Kuehne + Nagel International AG
(Registered) ........... 954 269,397 (114.0)
Nestle SA (Registered) ..... 649 83,811 (35.5)
Novartis AG (Registered) .... 5,374 466,945 (197.7)
Roche Holding AG ........ 484 187,308 (79.3)
SGS SA (Registered) ....... 67 191,055 (80.9)
Straumann Holding AG
(Registered) ........... 81 134,224 (56.8)
Swiss Life Holding AG
(Registered) ........... 428 275,465 (116.6)
Swisscom AG (Registered) ... 445 254,351 (107.7)
UBS Group AG (Registered) .. 10,192 189,057 (80.0)
Zurich Insurance Group AG .. 1,129 540,010 (228.6)
3,285,806
United Kingdom
Ashtead Group plc ........ 989 70,741 (29.9)
Auto Trader Group plc ...... 6,073 55,031 (23.3)
BAE Systems plc ......... 5,391 42,189 (17.9)
Barratt Developments plc .... 18,300 152,202 (64.4)
BP plc ................. 24,827 128,701 (54.5)
Burberry Group plc ........ 363 9,209 (3.9)
Coca-Cola Europacific Partners
plc ................. 699 39,948 (16.9)
Croda International plc ...... 892 96,334 (40.8)
DCC plc ............... 472 39,687 (16.8)
Diageo plc .............. 4,498 226,975 (96.1)
Experian plc ............. 2,296 95,899 (40.6)
InterContinental Hotels Group
plc ................. 1,443 95,344 (40.4)
Intertek Group plc ......... 1,264 91,729 (38.8)
J Sainsbury plc ........... 5,660 22,241 (9.4)
Kingfisher plc ............ 34,686 155,545 (65.8)
Legal & General Group plc ... 5,996 23,444 (9.9)
Persimmon plc ........... 1,135 36,978 (15.7)
RELX plc ............... 2,775 85,360 (36.1)
Sage Group plc (The) ...... 10,760 105,147 (44.5)
Severn Trent plc .......... 829 32,185 (13.6)
Spirax-Sarco Engineering plc . 145 26,137 (11.1)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United Kingdom (continued)
Tesco plc ............... 18,527 $ 74,417 (31.5) %
United Utilities Group plc .... 5,012 72,303 (30.6)
WPP plc ............... 25,579 401,092 (169.8)
2,178,838
United States
ABIOMED, Inc. ........... 184 54,440 (23.0)
Accenture plc, Class A ...... 584 206,491 (87.4)
Adobe, Inc. ............. 1,155 617,117 (261.2)
Advanced Micro Devices, Inc. . 921 105,224 (44.5)
Aflac, Inc. .............. 5,618 352,923 (149.4)
Agilent Technologies, Inc. .... 3,505 488,317 (206.7)
Airbnb, Inc., Class A ....... 723 111,320 (47.1)
Align Technology, Inc. ...... 147 72,759 (30.8)
Alliant Energy Corp. ....... 461 27,595 (11.7)
Ally Financial, Inc. ......... 1,361 64,947 (27.5)
AMERCO .............. 132 80,381 (34.0)
American Water Works Co., Inc. 923 148,418 (62.8)
Ameriprise Financial, Inc. .... 334 101,640 (43.0)
Ansys, Inc. .............. 66 22,441 (9.5)
AO Smith Corp. .......... 488 37,293 (15.8)
Apple, Inc. .............. 4,968 868,307 (367.6)
Applied Materials, Inc. ...... 3,735 516,102 (218.5)
Archer-Daniels-Midland Co. .. 7,188 539,100 (228.2)
Arista Networks, Inc. ....... 328 40,774 (17.3)
Arrow Electronics, Inc. ...... 1,436 178,064 (75.4)
Assurant, Inc. ............ 217 33,095 (14.0)
Autodesk, Inc. ........... 447 111,656 (47.3)
Avery Dennison Corp. ...... 705 144,821 (61.3)
Baker Hughes Co. ......... 3,545 97,275 (41.2)
Bank of New York Mellon Corp.
(The) ............... 1,292 76,564 (32.4)
Best Buy Co., Inc. ......... 368 36,535 (15.5)
Booz Allen Hamilton Holding
Corp. ............... 1,216 93,304 (39.5)
BorgWarner, Inc. .......... 1,282 56,216 (23.8)
Bunge Ltd. .............. 1,612 159,362 (67.5)
Cadence Design Systems, Inc. 4,264 648,725 (274.6)
Cardinal Health, Inc. ....... 3,068 158,217 (67.0)
Carlyle Group, Inc. (The) .... 2,352 120,070 (50.8)
CBRE Group, Inc., Class A ... 567 57,460 (24.3)
CDW Corp. ............. 313 59,173 (25.0)
CH Robinson Worldwide, Inc. . 1,850 193,602 (82.0)
Chipotle Mexican Grill, Inc. ... 21 31,197 (13.2)
Cigna Corp. ............. 33 7,605 (3.2)
Cintas Corp. ............. 248 97,099 (41.1)
Citigroup, Inc. ............ 1,764 114,872 (48.6)
CMS Energy Corp. ........ 1,654 106,485 (45.1)
Coca-Cola Co. (The) ....... 4,192 255,754 (108.3)
Cognex Corp. ............ 817 54,298 (23.0)
Cognizant Technology Solutions
Corp., Class A ......... 2,685 229,353 (97.1)
Colgate-Palmolive Co. ...... 1,710 140,990 (59.7)
ConocoPhillips ........... 2,768 245,300 (103.8)
Consolidated Edison, Inc. .... 863 74,606 (31.6)
Copart, Inc. ............. 748 96,679 (40.9)
Corteva, Inc. ............ 5,872 282,326 (119.5)
CSX Corp. .............. 6,917 236,700 (100.2)
Cummins, Inc. ........... 1,559 344,352 (145.8)
CVS Health Corp. ......... 2,169 231,020 (97.8)
Darden Restaurants, Inc. .... 180 25,177 (10.7)
Deere & Co. ............. 555 208,902 (88.4)
Dell Technologies, Inc., Class C 1,627 92,430 (39.1)
Dexcom, Inc. ............ 63 27,120 (11.5)
Domino's Pizza, Inc. ....... 169 76,836 (32.5)
Shares Value
% of Basket
Value
United States (continued)
Dover Corp. ............. 305 $ 51,823 (21.9) %
Dropbox, Inc., Class A ...... 14,857 367,711 (155.7)
DTE Energy Co. .......... 1,702 204,972 (86.8)
Duke Energy Corp. ........ 693 72,807 (30.8)
DuPont de Nemours, Inc. .... 2,072 158,715 (67.2)
eBay, Inc. .............. 1,767 106,144 (44.9)
Ecolab, Inc. ............. 1,142 216,352 (91.6)
Edwards Lifesciences Corp. .. 5,238 571,990 (242.1)
Electronic Arts, Inc. ........ 1,615 214,246 (90.7)
Eli Lilly & Co. ............ 504 123,677 (52.4)
Emerson Electric Co. ....... 1,271 116,868 (49.5)
EOG Resources, Inc. ....... 990 110,365 (46.7)
EPAM Systems, Inc. ....... 39 18,569 (7.9)
Equifax, Inc. ............. 222 53,227 (22.5)
Equitable Holdings, Inc. ..... 1,510 50,796 (21.5)
Exelon Corp. ............ 6,373 369,315 (156.3)
Expeditors International of
Washington, Inc. ........ 3,080 352,598 (149.3)
Exxon Mobil Corp. ......... 1,069 81,201 (34.4)
FactSet Research Systems, Inc. 265 111,801 (47.3)
Fair Isaac Corp. .......... 424 209,876 (88.8)
Fastenal Co. ............ 31 1,757 (0.7)
FedEx Corp. ............ 633 155,629 (65.9)
Ferguson plc ............ 2,178 342,579 (145.0)
Fortinet, Inc. ............. 462 137,325 (58.1)
Fortive Corp. ............ 3,252 229,396 (97.1)
Fortune Brands Home & Security,
Inc. ................. 755 71,098 (30.1)
Garmin Ltd. ............. 2,690 334,690 (141.7)
Gartner, Inc. ............. 152 44,671 (18.9)
Genuine Parts Co. ........ 1,706 227,290 (96.2)
Gilead Sciences, Inc. ....... 10,832 743,942 (314.9)
Hartford Financial Services
Group, Inc. (The) ....... 678 48,728 (20.6)
HCA Healthcare, Inc. ....... 710 170,436 (72.1)
Henry Schein, Inc. ......... 464 34,939 (14.8)
Hershey Co. (The) ........ 1,295 255,206 (108.0)
Hewlett Packard Enterprise Co. 4,179 68,243 (28.9)
Hologic, Inc. ............. 1,745 122,569 (51.9)
Home Depot, Inc. (The) ..... 156 57,249 (24.2)
HP, Inc. ................ 7,105 260,967 (110.5)
IDEXX Laboratories, Inc. .... 685 347,500 (147.1)
Illinois Tool Works, Inc. ...... 1,771 414,272 (175.4)
Incyte Corp. ............. 2,166 160,999 (68.2)
Intel Corp. .............. 8,864 432,740 (183.2)
Interpublic Group of Cos., Inc.
(The) ............... 4,640 164,906 (69.8)
Intuit, Inc. .............. 860 477,498 (202.1)
Invesco Ltd. ............. 1,068 24,201 (10.2)
Jacobs Engineering Group, Inc. 472 61,445 (26.0)
James Hardie Industries plc,
CDI ................ 11,251 378,655 (160.3)
Jazz Pharmaceuticals plc .... 193 26,810 (11.4)
JB Hunt Transport Services, Inc. 2,222 427,824 (181.1)
Johnson & Johnson ........ 1,602 276,009 (116.8)
Johnson Controls International
plc ................. 2,506 182,111 (77.1)
Juniper Networks, Inc. ...... 5,961 207,562 (87.9)
Keysight Technologies, Inc. ... 2,035 343,549 (145.4)
KKR & Co., Inc. .......... 476 33,872 (14.3)
KLA Corp. .............. 363 141,305 (59.8)
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 115,084 (48.7)
Kroger Co. (The) .......... 1,469 64,034 (27.1)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
20
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Laboratory Corp. of America
Holdings ............. 278 $ 75,438 (31.9) %
Lam Research Corp. ....... 453 267,234 (113.1)
Lennox International, Inc. .... 325 92,176 (39.0)
LKQ Corp. .............. 2,508 137,664 (58.3)
Lowe's Cos., Inc. ......... 244 57,913 (24.5)
Lyft, Inc., Class A ......... 605 23,305 (9.9)
LyondellBasell Industries NV,
Class A .............. 1,115 107,854 (45.7)
Marathon Petroleum Corp. ... 2,714 194,729 (82.4)
Marvell Technology, Inc. ..... 670 47,838 (20.3)
Masco Corp. ............ 383 24,255 (10.3)
Masimo Corp. ............ 650 142,915 (60.5)
McDonald's Corp. ......... 720 186,804 (79.1)
McKesson Corp. .......... 96 24,645 (10.4)
Merck & Co., Inc. ......... 3,929 320,135 (135.5)
Meta Platforms, Inc., Class A . 149 46,676 (19.8)
MetLife, Inc. ............. 12,885 864,068 (365.8)
Mettler-Toledo International, Inc. 141 207,648 (87.9)
Microsoft Corp. ........... 2,343 728,626 (308.4)
Molina Healthcare, Inc. ..... 395 114,740 (48.6)
Monolithic Power Systems, Inc. 169 68,095 (28.8)
Moody's Corp. ........... 68 23,324 (9.9)
Morgan Stanley .......... 777 79,674 (33.7)
Mosaic Co. (The) ......... 246 9,828 (4.2)
Motorola Solutions, Inc. ..... 98 22,730 (9.6)
NetApp, Inc. ............. 3,539 306,159 (129.6)
News Corp., Class A ....... 3,213 71,457 (30.2)
NiSource, Inc. ........... 1,570 45,813 (19.4)
Nordson Corp. ........... 234 54,414 (23.0)
Northern Trust Corp. ....... 398 46,423 (19.7)
NVIDIA Corp. ............ 1,605 393,000 (166.4)
NVR, Inc. ............... 18 95,890 (40.6)
Old Dominion Freight Line, Inc. 1,185 357,787 (151.5)
Omnicom Group, Inc. ....... 1,440 108,518 (45.9)
ONEOK, Inc. ............ 6,304 382,527 (161.9)
O'Reilly Automotive, Inc. .... 53 34,543 (14.6)
Otis Worldwide Corp. ....... 2,828 241,596 (102.3)
Owens Corning ........... 623 55,260 (23.4)
Palo Alto Networks, Inc. ..... 189 97,789 (41.4)
Pentair plc .............. 737 46,947 (19.9)
PepsiCo, Inc. ............ 1,029 178,552 (75.6)
Philip Morris International, Inc. 1,465 150,675 (63.8)
Pinterest, Inc., Class A ...... 1,963 58,026 (24.6)
Pool Corp. .............. 465 221,456 (93.7)
Principal Financial Group, Inc. . 1,026 74,960 (31.7)
Prudential Financial, Inc. .... 1,070 119,380 (50.5)
PulteGroup, Inc. .......... 461 24,290 (10.3)
Qualcomm, Inc. .......... 1,422 249,931 (105.8)
Raymond James Financial, Inc. 896 94,860 (40.2)
Regeneron Pharmaceuticals,
Inc. ................. 90 54,773 (23.2)
Robert Half International, Inc. . 2,255 255,401 (108.1)
Roku, Inc. .............. 57 9,351 (4.0)
Ross Stores, Inc. ......... 685 66,959 (28.3)
Schlumberger NV ......... 26,057 1,018,047 (430.9)
Seagate Technology Holdings
plc ................. 318 34,074 (14.4)
Sealed Air Corp. .......... 2,259 153,431 (64.9)
Sempra Energy .......... 1,154 159,437 (67.5)
ServiceNow, Inc. .......... 670 392,473 (166.1)
Starbucks Corp. .......... 2,047 201,261 (85.2)
Steel Dynamics, Inc. ....... 2,001 111,096 (47.0)
Stellantis NV ............ 8,544 164,975 (69.8)
SVB Financial Group ....... 331 193,271 (81.8)
Shares Value
% of Basket
Value
United States (continued)
Swiss Re AG ............ 212 $ 23,099 (9.8) %
Synchrony Financial ....... 1,158 49,319 (20.9)
Synopsys, Inc. ........... 1,032 320,436 (135.6)
Target Corp. ............. 550 121,237 (51.3)
Teradyne, Inc. ........... 22 2,583 (1.1)
Texas Instruments, Inc. ..... 617 110,745 (46.9)
Tractor Supply Co. ........ 347 75,754 (32.1)
Travelers Cos., Inc. (The) .... 163 27,087 (11.5)
Trimble, Inc. ............. 2,585 186,534 (79.0)
Tyson Foods, Inc., Class A ... 938 85,255 (36.1)
UGI Corp. .............. 9,727 441,119 (186.7)
Ulta Beauty, Inc. .......... 65 23,643 (10.0)
United Parcel Service, Inc., Class
B .................. 207 41,857 (17.7)
United Rentals, Inc. ........ 185 59,222 (25.1)
Vail Resorts, Inc. .......... 72 19,951 (8.4)
Veeva Systems, Inc., Class A . 759 179,534 (76.0)
Verizon Communications, Inc. . 5,807 309,107 (130.8)
Vertex Pharmaceuticals, Inc. .. 333 80,936 (34.3)
VMware, Inc., Class A ...... 1,477 189,765 (80.3)
Walgreens Boots Alliance, Inc. 1,536 76,431 (32.4)
Walmart, Inc. ............ 156 21,810 (9.2)
Waters Corp. ............ 564 180,548 (76.4)
West Pharmaceutical Services,
Inc. ................. 5 1,966 (0.8)
Western Union Co. (The) .... 2,940 55,595 (23.5)
Whirlpool Corp. ........... 401 84,286 (35.7)
Workday, Inc., Class A ...... 219 55,409 (23.5)
WW Grainger, Inc. ......... 191 94,566 (40.0)
Xcel Energy, Inc. .......... 473 32,949 (13.9)
Yum! Brands, Inc. ......... 1,131 141,567 (59.9)
Zebra Technologies Corp., Class
A .................. 448 228,086 (96.6)
Zoetis, Inc. .............. 244 48,749 (20.6)
34,371,233
Total Reference Entity — Long ............ 59,063,011
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (115) (130,187) 55.1
Australia
Afterpay Ltd. ............ (2,986) (134,439) 56.9
APA Group .............. (14,187) (96,214) 40.7
Australia & New Zealand Banking
Group Ltd. ............ (3,654) (69,056) 29.2
BHP Group plc ........... (753) (23,768) 10.1
Commonwealth Bank of
Australia ............. (2,349) (156,654) 66.3
Crown Resorts Ltd. ........ (12,659) (109,071) 46.2
CSL Ltd. ............... (127) (23,526) 10.0
Domino's Pizza Enterprises Ltd. (353) (26,038) 11.0
Evolution Mining Ltd. ....... (26,493) (66,562) 28.2
Fortescue Metals Group Ltd. .. (5,664) (79,535) 33.7
Glencore plc ............ (4,801) (25,011) 10.6
Magellan Financial Group Ltd. . (924) (12,295) 5.2
National Australia Bank Ltd. .. (2,409) (46,483) 19.7
Newcrest Mining Ltd. ....... (4,742) (73,555) 31.1
Northern Star Resources Ltd. . (15,043) (89,655) 38.0
Ramsay Health Care Ltd. .... (1,103) (49,212) 20.8
Reece Ltd. .............. (1,378) (21,274) 9.0
Santos Ltd. ............. (4,895) (24,934) 10.6
Transurban Group ......... (13,035) (115,154) 48.7
Westpac Banking Corp. ..... (8,532) (123,056) 52.1

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Australia (continued)
WiseTech Global Ltd. ....... (282) $ (9,185) 3.9%
Woodside Petroleum Ltd. .... (8,661) (154,763) 65.5
Woolworths Group Ltd. ..... (7,219) (176,104) 74.5
(1,705,544)
Austria
Erste Group Bank AG ...... (1,118) (52,256) 22.1
Belgium
Anheuser-Busch InBev SA/NV (4,302) (271,203) 114.8
Elia Group SA/NV ......... (289) (38,999) 16.5
Etablissements Franz Colruyt
NV ................. (1,461) (59,345) 25.1
Sofina SA .............. (99) (39,417) 16.7
(408,964)
Brazil
Yara International ASA ...... (1,175) (60,334) 25.5
Chile
Antofagasta plc ........... (3,147) (57,248) 24.2
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (153,209) 64.9
Futu Holdings Ltd., ADR ..... (2,432) (105,184) 44.5
Prosus NV .............. (1,108) (92,181) 39.0
(350,574)
Denmark
Ambu A/S, Class B ........ (3,910) (82,849) 35.1
Chr Hansen Holding A/S .... (1,450) (116,283) 49.2
Danske Bank A/S ......... (1,184) (22,983) 9.7
Demant A/S ............. (1,412) (62,472) 26.4
GN Store Nord A/S ........ (1,390) (84,114) 35.6
Orsted A/S .............. (324) (34,520) 14.6
Rockwool International A/S,
Class B .............. (85) (32,556) 13.8
Vestas Wind Systems A/S ... (3,430) (92,817) 39.3
(528,594)
Finland
Fortum OYJ ............. (13,732) (373,781) 158.2
Kone OYJ, Class B ........ (263) (17,033) 7.2
(390,814)
France
Accor SA ............... (10,838) (398,311) 168.6
Adevinta ASA ............ (5,256) (55,143) 23.3
Aeroports de Paris ........ (1,878) (254,846) 107.9
Air Liquide SA ........... (909) (155,493) 65.8
Airbus SE .............. (2,051) (261,899) 110.9
Alstom SA .............. (2,305) (74,727) 31.6
Bollore SA .............. (19,131) (103,120) 43.6
Bouygues SA ............ (3,187) (112,396) 47.6
Dassault Aviation SA ....... (488) (57,995) 24.5
Edenred ............... (526) (22,593) 9.6
Electricite de France SA ..... (3,270) (31,452) 13.3
LVMH Moet Hennessy Louis
Vuitton SE ............ (145) (119,100) 50.4
Orpea SA .............. (446) (19,581) 8.3
Remy Cointreau SA ........ (265) (55,261) 23.4
Renault SA ............. (4,297) (170,773) 72.3
Safran SA .............. (391) (47,338) 20.0
Sartorius Stedim Biotech .... (43) (18,856) 8.0
TotalEnergies SE ......... (9,587) (545,188) 230.8
Ubisoft Entertainment SA .... (345) (19,798) 8.4
Veolia Environnement SA .... (900) (32,512) 13.8
Shares Value
% of Basket
Value
France (continued)
Vinci SA ............... (2,003) $ (219,542) 92.9%
Worldline SA ............ (1,349) (65,386) 27.7
(2,841,310)
Germany
adidas AG .............. (539) (147,911) 62.6
BASF SE ............... (322) (24,662) 10.4
Beiersdorf AG ............ (304) (30,237) 12.8
Brenntag SE ............ (485) (41,553) 17.6
Continental AG ........... (1,847) (179,067) 75.8
Deutsche Lufthansa AG
(Registered) ........... (13,248) (103,014) 43.6
Deutsche Telekom AG
(Registered) ........... (5,989) (113,066) 47.9
Fresenius Medical Care AG &
Co. KGaA ............ (1,287) (87,507) 37.0
Hannover Rueck SE ....... (253) (51,041) 21.6
Knorr-Bremse AG ......... (347) (35,182) 14.9
Lanxess AG ............. (1,371) (83,474) 35.3
Merck KGaA ............ (221) (48,465) 20.5
Porsche Automobil Holding SE
(Preference) .......... (1,387) (129,891) 55.0
RWE AG ............... (3,250) (137,092) 58.0
Siemens Energy AG ....... (2,055) (46,223) 19.6
Siemens Healthineers AG .... (1,051) (67,540) 28.6
Telefonica Deutschland Holding
AG ................. (53,777) (154,381) 65.3
Uniper SE .............. (563) (25,476) 10.8
United Internet AG (Registered),
Class G .............. (1,434) (56,237) 23.8
Zalando SE ............. (2,714) (215,404) 91.2
(1,777,423)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (200,277) 84.8
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (194,571) 82.3
HKT Trust & HKT Ltd. ...... (104,000) (141,918) 60.1
Jardine Matheson Holdings Ltd. (2,100) (124,032) 52.5
Melco Resorts & Entertainment
Ltd., ADR ............ (8,443) (89,158) 37.7
(749,956)
Ireland
Flutter Entertainment plc .... (192) (29,211) 12.4
Kerry Group plc, Class A .... (991) (124,864) 52.9
Kingspan Group plc ........ (268) (25,797) 10.9
Smurfit Kappa Group plc .... (3,516) (185,313) 78.4
(365,185)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (2,601) (21,927) 9.3
Wix.com Ltd. ............ (174) (22,858) 9.7
(44,785)
Italy
Infrastrutture Wireless Italiane
SpA ................ (5,248) (56,586) 24.0
Nexi SpA ............... (3,140) (45,930) 19.4
(102,516)
Japan
Aeon Co. Ltd. ............ (1,900) (43,296) 18.3
ANA Holdings, Inc. ........ (1,700) (35,900) 15.2
Asahi Group Holdings Ltd. ... (800) (32,657) 13.8
Bandai Namco Holdings, Inc. . (1,700) (119,490) 50.6

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
22
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Canon, Inc. ............. (2,400) $ (56,762) 24.0%
Central Japan Railway Co. ... (2,500) (328,027) 138.9
Cosmos Pharmaceutical Corp. (300) (37,465) 15.9
Daiichi Sankyo Co. Ltd. ..... (1,100) (24,717) 10.5
Daikin Industries Ltd. ....... (200) (41,989) 17.8
East Japan Railway Co. ..... (3,800) (216,991) 91.8
Fast Retailing Co. Ltd. ...... (400) (235,386) 99.6
GMO Payment Gateway, Inc. . (1,600) (140,403) 59.4
Hikari Tsushin, Inc. ........ (100) (12,006) 5.1
Inpex Corp. ............. (11,400) (115,248) 48.8
Japan Exchange Group, Inc. .. (900) (18,514) 7.8
Japan Post Bank Co. Ltd. .... (15,300) (150,518) 63.7
JFE Holdings, Inc. ......... (6,100) (78,366) 33.2
Keio Corp. .............. (1,700) (76,467) 32.4
Keisei Electric Railway Co. Ltd. (600) (16,933) 7.2
Keyence Corp. ........... (500) (256,461) 108.6
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (23,362) 9.9
Kobe Bussan Co. Ltd. ...... (7,300) (227,245) 96.2
Koei Tecmo Holdings Co. Ltd. . (5,750) (208,016) 88.1
Koito Manufacturing Co. Ltd. .. (400) (20,084) 8.5
Kose Corp. ............. (1,500) (137,144) 58.1
Kubota Corp. ............ (14,200) (304,527) 128.9
Lasertec Corp. ........... (500) (112,169) 47.5
Lion Corp. .............. (1,200) (15,679) 6.6
Makita Corp. ............ (2,400) (89,816) 38.0
McDonald's Holdings Co. Japan
Ltd. ................ (2,300) (100,442) 42.5
Mercari, Inc. ............. (2,800) (105,744) 44.8
MISUMI Group, Inc. ........ (900) (29,198) 12.4
Mitsubishi Corp. .......... (6,000) (203,715) 86.2
Murata Manufacturing Co. Ltd. (1,500) (112,775) 47.7
Nexon Co. Ltd. ........... (4,100) (77,292) 32.7
Nidec Corp. ............. (1,200) (106,356) 45.0
Nihon M&A Center Holdings,
Inc. ................. (4,400) (69,270) 29.3
Nintendo Co. Ltd. ......... (400) (196,017) 83.0
Nippon Paint Holdings Co. Ltd. (2,600) (20,793) 8.8
Nippon Sanso Holdings Corp. . (6,700) (133,054) 56.3
Nippon Shinyaku Co. Ltd. .... (500) (32,685) 13.8
NTT Data Corp. .......... (4,500) (86,268) 36.5
Odakyu Electric Railway Co. Ltd. (10,600) (187,310) 79.3
Oji Holdings Corp. ......... (3,600) (19,163) 8.1
Open House Group Co. Ltd. .. (1,600) (82,837) 35.1
Oracle Corp. Japan ........ (400) (29,916) 12.7
Oriental Land Co. Ltd. ...... (200) (34,817) 14.7
Otsuka Corp. ............ (5,200) (210,999) 89.3
Pola Orbis Holdings, Inc. .... (11,400) (169,910) 71.9
Rakuten Group, Inc. ....... (9,500) (82,416) 34.9
Ryohin Keikaku Co. Ltd. ..... (4,300) (61,745) 26.1
SBI Holdings, Inc. ......... (1,100) (28,375) 12.0
SCSK Corp. ............. (3,600) (60,917) 25.8
Shimizu Corp. ........... (8,200) (54,599) 23.1
Shin-Etsu Chemical Co. Ltd. .. (800) (133,848) 56.7
Shiseido Co. Ltd. ......... (1,300) (65,577) 27.8
SMC Corp. .............. (100) (55,776) 23.6
SoftBank Corp. ........... (14,600) (183,024) 77.5
SoftBank Group Corp. ...... (5,300) (234,788) 99.4
Square Enix Holdings Co. Ltd. . (1,500) (73,557) 31.1
SUMCO Corp. ........... (4,800) (88,493) 37.5
Sumitomo Electric Industries
Ltd. ................ (15,400) (204,181) 86.4
Takeda Pharmaceutical Co. Ltd. (18,000) (521,698) 220.8
TIS, Inc. ............... (4,900) (128,873) 54.5
Tobu Railway Co. Ltd. ...... (3,500) (81,981) 34.7
Shares Value
% of Basket
Value
Japan (continued)
Toho Co. Ltd. ............ (1,600) $ (61,980) 26.2%
Tokyo Century Corp. ....... (600) (29,610) 12.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (27,300) (72,734) 30.8
Tokyu Corp. ............. (4,800) (63,782) 27.0
Tsuruha Holdings, Inc. ...... (400) (32,218) 13.6
Unicharm Corp. .......... (1,000) (38,644) 16.4
Welcia Holdings Co. Ltd. .... (2,500) (67,520) 28.6
West Japan Railway Co. .... (3,600) (150,854) 63.9
Z Holdings Corp. .......... (7,900) (40,121) 17.0
(7,801,510)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (68,912) 29.2
Luxembourg
ArcelorMittal SA .......... (7,243) (215,146) 91.1
Eurofins Scientific SE ...... (188) (18,876) 8.0
(234,022)
Netherlands
ABN AMRO Bank NV, CVA ... (4,692) (75,302) 31.9
Aegon NV .............. (9,136) (51,541) 21.8
Akzo Nobel NV ........... (224) (23,186) 9.8
ASM International NV ...... (204) (70,090) 29.7
Euronext NV ............ (1,573) (151,657) 64.2
Heineken NV ............ (279) (29,922) 12.7
JDE Peet's NV ........... (5,023) (150,409) 63.7
Universal Music Group NV ... (6,591) (162,726) 68.9
(714,833)
New Zealand
Xero Ltd. ............... (1,064) (86,190) 36.5
Norway
Gjensidige Forsikring ASA ... (1,266) (30,924) 13.1
Schibsted ASA, Class B ..... (994) (27,433) 11.6
(58,357)
Russia
Evraz plc ............... (23,848) (162,014) 68.6
Saudi Arabia
Delivery Hero SE ......... (438) (33,809) 14.3
Singapore
Keppel Corp. Ltd. ......... (55,100) (232,313) 98.3
Venture Corp. Ltd. ......... (12,800) (167,702) 71.0
(400,015)
Spain
Aena SME SA ........... (984) (158,997) 67.3
Amadeus IT Group SA ...... (1,150) (79,074) 33.5
Cellnex Telecom SA ....... (7,631) (346,032) 146.5
EDP Renovaveis SA ....... (3,879) (81,542) 34.5
Ferrovial SA ............. (1,588) (44,128) 18.7
Grifols SA .............. (11,414) (201,278) 85.2
Naturgy Energy Group SA ... (365) (11,557) 4.9
Siemens Gamesa Renewable
Energy SA ............ (2,260) (48,902) 20.7
Telefonica SA ............ (27,895) (130,035) 55.0
(1,101,545)
Sweden
Atlas Copco AB, Class A .... (1,726) (102,155) 43.2
Embracer Group AB ....... (9,210) (92,407) 39.1
EQT AB ................ (2,573) (100,827) 42.7
Essity AB, Class B ........ (1,228) (34,618) 14.7

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Sweden (continued)
H & M Hennes & Mauritz AB,
Class B .............. (10,344) $ (205,958) 87.2%
Hexagon AB, Class B ...... (3,797) (51,214) 21.7
Nibe Industrier AB, Class B ... (8,260) (78,508) 33.2
Securitas AB, Class B ...... (4,853) (58,616) 24.8
Sinch AB ............... (5,286) (54,345) 23.0
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (70,736) 29.9
Volvo AB, Class B ......... (5,598) (126,327) 53.5
(975,711)
Switzerland
ABB Ltd. (Registered) ...... (13,217) (458,257) 194.0
Alcon, Inc. .............. (883) (68,087) 28.8
Barry Callebaut AG (Registered) (39) (89,529) 37.9
Cie Financiere Richemont SA
(Registered) ........... (697) (101,298) 42.9
Credit Suisse Group AG
(Registered) ........... (16,686) (158,607) 67.1
EMS-Chemie Holding AG
(Registered) ........... (68) (68,781) 29.1
Logitech International SA
(Registered) ........... (730) (61,342) 26.0
Lonza Group AG (Registered) . (675) (465,373) 197.0
Partners Group Holding AG .. (15) (20,913) 8.8
Sika AG (Registered) ....... (865) (302,641) 128.1
Sonova Holding AG (Registered) (143) (50,942) 21.6
Temenos AG (Registered) ... (9) (1,079) 0.5
VAT Group AG ........... (99) (40,373) 17.1
Vifor Pharma AG .......... (535) (94,774) 40.1
(1,981,996)
Taiwan
Sea Ltd., ADR ........... (1,752) (263,343) 111.5
United Kingdom
Associated British Foods plc .. (2,380) (62,822) 26.6
AstraZeneca plc .......... (1,764) (205,203) 86.9
AVEVA Group plc ......... (2,400) (95,236) 40.3
British American Tobacco plc . (2,126) (90,770) 38.4
BT Group plc ............ (56,691) (150,156) 63.6
Bunzl plc ............... (1,581) (59,219) 25.1
Halma plc .............. (3,850) (130,491) 55.2
Hargreaves Lansdown plc ... (3,701) (67,194) 28.4
Imperial Brands plc ........ (11,719) (277,856) 117.6
Informa plc .............. (2,727) (20,628) 8.7
Johnson Matthey plc ....... (968) (25,564) 10.8
Liberty Global plc, Class C ... (4,532) (122,545) 51.9
Linde plc ............... (1,151) (366,801) 155.3
Melrose Industries plc ...... (30,050) (61,212) 25.9
National Grid plc .......... (6,385) (93,431) 39.5
NatWest Group plc ........ (38,015) (124,947) 52.9
Next plc ................ (204) (20,785) 8.8
Ocado Group plc ......... (3,116) (63,490) 26.9
Pearson plc ............. (6,165) (51,474) 21.8
Phoenix Group Holdings plc .. (6,836) (61,199) 25.9
Prudential plc ............ (2,734) (46,084) 19.5
Reckitt Benckiser Group plc .. (1,474) (119,427) 50.6
Rolls-Royce Holdings plc .... (37,254) (58,395) 24.7
SSE plc ................ (9,597) (206,489) 87.4
Vodafone Group plc ........ (123,130) (216,200) 91.5
(2,797,618)
United States
AbbVie, Inc. ............. (533) (72,962) 30.9
Affirm Holdings, Inc. ....... (453) (29,024) 12.3
Shares Value
% of Basket
Value
United States (continued)
Air Products & Chemicals, Inc. (1,989) $ (561,137) 237.5%
Akamai Technologies, Inc. ... (317) (36,312) 15.4
Albemarle Corp. .......... (98) (21,633) 9.2
Allstate Corp. (The) ........ (670) (80,849) 34.2
Amazon.com, Inc. ......... (7) (20,940) 8.9
AMC Entertainment Holdings,
Inc., Class A ........... (1,934) (31,060) 13.1
Amcor plc .............. (8,652) (103,911) 44.0
Ameren Corp. ............ (3,909) (346,885) 146.8
American Electric Power Co.,
Inc. ................. (1,311) (118,514) 50.2
American Financial Group, Inc. (257) (33,482) 14.2
AMETEK, Inc. ........... (1,162) (158,927) 67.3
Amphenol Corp., Class A .... (4,121) (327,990) 138.8
Analog Devices, Inc. ....... (751) (123,141) 52.1
Anthem, Inc. ............ (235) (103,633) 43.9
Apollo Global Management, Inc. (3,293) (230,510) 97.6
Aptiv plc ............... (1,516) (207,055) 87.6
Aramark ............... (2,734) (93,749) 39.7
Arthur J Gallagher & Co. .... (1,257) (198,531) 84.0
AT&T, Inc. .............. (4,226) (107,763) 45.6
Avalara, Inc. ............. (582) (63,799) 27.0
Ball Corp. .............. (1,282) (124,482) 52.7
Bank of America Corp. ...... (4,733) (218,381) 92.4
Baxter International, Inc. .... (913) (78,007) 33.0
Becton Dickinson and Co. ... (255) (64,806) 27.4
Berkshire Hathaway, Inc., Class
B .................. (967) (302,690) 128.1
Bill.com Holdings, Inc. ...... (959) (180,493) 76.4
BioMarin Pharmaceutical, Inc. . (2,900) (257,027) 108.8
Bio-Rad Laboratories, Inc., Class
A .................. (311) (186,516) 79.0
Bio-Techne Corp. ......... (67) (25,219) 10.7
Black Knight, Inc. ......... (392) (29,243) 12.4
Blackstone, Inc. .......... (835) (110,195) 46.6
Block, Inc., Class A ........ (1,871) (228,805) 96.9
Boeing Co. (The) ......... (1,052) (210,652) 89.2
Boston Scientific Corp. ...... (3,328) (142,771) 60.4
Broadcom, Inc. ........... (1,103) (646,226) 273.5
Brown & Brown, Inc. ....... (1,208) (80,066) 33.9
Brown-Forman Corp., Class B . (362) (24,410) 10.3
Burlington Stores, Inc. ...... (506) (119,887) 50.7
Caesars Entertainment, Inc. .. (3,323) (253,013) 107.1
Campbell Soup Co. ........ (4,578) (201,981) 85.5
CarMax, Inc. ............ (362) (40,244) 17.0
Carnival Corp. ........... (18,845) (373,319) 158.0
Carvana Co. ............ (1,321) (214,081) 90.6
Catalent, Inc. ............ (605) (62,878) 26.6
Centene Corp. ........... (1,682) (130,792) 55.4
CenterPoint Energy, Inc. .... (960) (27,226) 11.5
Ceridian HCM Holding, Inc. .. (2,753) (208,732) 88.4
CF Industries Holdings, Inc. .. (687) (47,314) 20.0
Charles Schwab Corp. (The) .. (1,634) (143,302) 60.7
Charter Communications, Inc.,
Class A .............. (460) (272,936) 115.5
Cheniere Energy, Inc. ...... (802) (89,744) 38.0
Chevron Corp. ........... (995) (130,673) 55.3
Chewy, Inc., Class A ....... (1,174) (55,894) 23.7
Church & Dwight Co., Inc. ... (3,795) (389,557) 164.9
Cisco Systems, Inc. ........ (1,739) (96,810) 41.0
Citizens Financial Group, Inc. . (6,308) (324,673) 137.4
Citrix Systems, Inc. ........ (231) (23,548) 10.0
Clarivate plc ............. (10,488) (172,632) 73.1
Clorox Co. (The) .......... (1,444) (242,390) 102.6
Cloudflare, Inc., Class A ..... (1,201) (115,776) 49.0

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
24
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
CME Group, Inc. .......... (1,151) $ (264,155) 111.8%
Coinbase Global, Inc., Class A (100) (19,015) 8.0
Comcast Corp., Class A ..... (2,508) (125,375) 53.1
Conagra Brands, Inc. ....... (768) (26,696) 11.3
Constellation Brands, Inc., Class
A .................. (1,497) (355,912) 150.7
Cooper Cos., Inc. (The) ..... (147) (58,550) 24.8
Corning, Inc. ............ (800) (33,632) 14.2
CoStar Group, Inc. ........ (1,400) (98,224) 41.6
Crowdstrike Holdings, Inc., Class
A .................. (242) (43,715) 18.5
Crown Holdings, Inc. ....... (1,854) (212,098) 89.8
CyberArk Software Ltd. ..... (673) (92,302) 39.1
Danaher Corp. ........... (307) (87,738) 37.1
Datadog, Inc., Class A ...... (1,531) (223,694) 94.7
Diamondback Energy, Inc. ... (302) (38,100) 16.1
Discovery, Inc., Class A ..... (1,431) (39,939) 16.9
DISH Network Corp., Class A . (5,747) (180,456) 76.4
Dollar General Corp. ....... (1,633) (340,448) 144.1
Dollar Tree, Inc. .......... (721) (94,610) 40.0
DraftKings, Inc., Class A ..... (4,459) (98,499) 41.7
Eastman Chemical Co. ..... (1,545) (183,747) 77.8
Eaton Corp. plc ........... (549) (86,978) 36.8
Elanco Animal Health, Inc. ... (1,177) (30,649) 13.0
Enphase Energy, Inc. ....... (671) (94,255) 39.9
Entegris, Inc. ............ (994) (119,121) 50.4
Erie Indemnity Co., Class A .. (1,065) (196,067) 83.0
Etsy, Inc. ............... (445) (69,901) 29.6
Evergy, Inc. ............. (1,971) (128,036) 54.2
Exact Sciences Corp. ...... (2,945) (224,880) 95.2
First Citizens BancShares, Inc.,
Class A .............. (91) (70,896) 30.0
FirstEnergy Corp. ......... (1,664) (69,821) 29.6
Fiserv, Inc. .............. (3,829) (404,725) 171.3
Fiverr International Ltd. ..... (1,620) (138,202) 58.5
FleetCor Technologies, Inc. ... (715) (170,356) 72.1
Freeport-McMoRan, Inc. .... (1,090) (40,570) 17.2
Generac Holdings, Inc. ..... (135) (38,121) 16.1
General Electric Co. ....... (3,950) (373,196) 158.0
General Motors Co. ........ (1,650) (87,005) 36.8
Global Payments, Inc. ...... (635) (95,174) 40.3
Globe Life, Inc. ........... (2,065) (211,250) 89.4
Guidewire Software, Inc. .... (259) (26,118) 11.1
Hasbro, Inc. ............. (478) (44,205) 18.7
HEICO Corp., Class A ...... (1,895) (254,109) 107.6
Hilton Worldwide Holdings, Inc. (632) (91,710) 38.8
Honeywell International, Inc. .. (636) (130,049) 55.0
Horizon Therapeutics plc .... (1,283) (119,742) 50.7
Hormel Foods Corp. ....... (3,266) (155,037) 65.6
Howmet Aerospace, Inc. .... (5,904) (183,555) 77.7
Humana, Inc. ............ (292) (114,610) 48.5
Huntington Ingalls Industries,
Inc. ................. (230) (43,056) 18.2
IAC/InterActiveCorp ........ (1,151) (157,158) 66.5
Insulet Corp. ............ (68) (16,864) 7.1
International Business Machines
Corp. ............... (1,222) (163,223) 69.1
International Paper Co. ..... (7,258) (350,199) 148.2
IPG Photonics Corp. ....... (338) (52,211) 22.1
J M Smucker Co. (The) ..... (437) (61,433) 26.0
Jack Henry & Associates, Inc. . (835) (140,121) 59.3
Kellogg Co. ............. (757) (47,691) 20.2
Keurig Dr Pepper, Inc. ...... (4,775) (181,211) 76.7
Kimberly-Clark Corp. ....... (1,952) (268,693) 113.7
Kinder Morgan, Inc. ........ (1,661) (28,835) 12.2
Shares Value
% of Basket
Value
United States (continued)
Las Vegas Sands Corp. ..... (8,098) $ (354,692) 150.1%
Lear Corp. .............. (658) (110,097) 46.6
Leidos Holdings, Inc. ....... (416) (37,211) 15.7
Liberty Broadband Corp., Class
C .................. (3,365) (499,400) 211.4
Liberty Media Corp-Liberty
Formula One, Class C .... (1,697) (102,210) 43.3
Live Nation Entertainment, Inc. (337) (36,905) 15.6
Lumen Technologies, Inc. .... (2,323) (28,712) 12.2
M&T Bank Corp. .......... (1,579) (267,451) 113.2
MarketAxess Holdings, Inc. .. (286) (98,521) 41.7
Marriott International, Inc., Class
A .................. (2,626) (423,101) 179.1
Martin Marietta Materials, Inc. . (572) (222,577) 94.2
Match Group, Inc. ......... (934) (105,262) 44.6
McCormick & Co., Inc. (Non-
Voting) .............. (489) (49,052) 20.8
Medtronic plc ............ (1,082) (111,976) 47.4
MGM Resorts International ... (1,745) (74,546) 31.6
Microchip Technology, Inc. ... (2,599) (201,371) 85.2
Mohawk Industries, Inc. ..... (221) (34,889) 14.8
MongoDB, Inc. ........... (42) (17,015) 7.2
Netflix, Inc. .............. (90) (38,443) 16.3
Neurocrine Biosciences, Inc. .. (217) (17,147) 7.3
Newell Brands, Inc. ........ (1,509) (35,024) 14.8
Newmont Corp. .......... (5,562) (340,228) 144.0
NextEra Energy, Inc. ....... (1,073) (83,823) 35.5
Novavax, Inc. ............ (266) (24,924) 10.5
NRG Energy, Inc. ......... (2,130) (85,051) 36.0
Nucor Corp. ............. (1,270) (128,778) 54.5
Oak Street Health, Inc. ...... (5,351) (93,000) 39.4
Occidental Petroleum Corp. .. (3,237) (121,938) 51.6
Okta, Inc. ............... (130) (25,726) 10.9
Oracle Corp. ............ (1,395) (113,218) 47.9
PACCAR, Inc. ........... (698) (64,907) 27.5
Packaging Corp. of America .. (1,748) (263,301) 111.5
Parker-Hannifin Corp. ...... (101) (31,311) 13.3
Paycom Software, Inc. ...... (151) (50,630) 21.4
PayPal Holdings, Inc. ...... (445) (76,513) 32.4
Peloton Interactive, Inc., Class A (1,437) (39,273) 16.6
PerkinElmer, Inc. ......... (348) (59,915) 25.4
Pfizer, Inc. .............. (1,699) (89,520) 37.9
Pioneer Natural Resources Co. (383) (83,835) 35.5
Plug Power, Inc. .......... (7,325) (160,198) 67.8
PNC Financial Services Group,
Inc. (The) ............ (526) (108,351) 45.9
PPG Industries, Inc. ....... (593) (92,627) 39.2
PPL Corp. .............. (8,562) (254,120) 107.6
Progressive Corp. (The) ..... (2,043) (221,992) 94.0
Public Service Enterprise Group,
Inc. ................. (933) (62,072) 26.3
Quest Diagnostics, Inc. ..... (276) (37,266) 15.8
Republic Services, Inc. ..... (4,575) (584,045) 247.2
ResMed, Inc. ............ (366) (83,668) 35.4
Robinhood Markets, Inc., Class
A .................. (3,953) (55,935) 23.7
Roper Technologies, Inc. .... (703) (307,323) 130.1
Royal Caribbean Cruises Ltd. . (1,835) (142,781) 60.4
Royalty Pharma plc, Class A .. (2,384) (95,384) 40.4
RPM International, Inc. ..... (3,030) (268,488) 113.7
S&P Global, Inc. .......... (296) (122,905) 52.0
salesforce.com, Inc. ....... (473) (110,034) 46.6
Schneider Electric SE ...... (1,314) (222,586) 94.2
Seagen, Inc. ............ (860) (115,679) 49.0
SEI Investments Co. ....... (1,242) (72,794) 30.8

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Sensata Technologies Holding
plc ................. (374) $ (21,453) 9.1%
Sherwin-Williams Co. (The) .. (375) (107,441) 45.5
Signature Bank ........... (167) (50,873) 21.5
Sirius XM Holdings, Inc. ..... (3,187) (20,269) 8.6
Snap-on, Inc. ............ (205) (42,691) 18.1
Snowflake, Inc., Class A ..... (225) (62,078) 26.3
SolarEdge Technologies, Inc. . (418) (99,576) 42.1
Southern Co. (The) ........ (4,273) (296,931) 125.7
Southwest Airlines Co. ...... (3,220) (144,127) 61.0
SS&C Technologies Holdings,
Inc. ................. (762) (60,861) 25.8
STERIS plc ............. (149) (33,436) 14.2
Stryker Corp. ............ (130) (32,247) 13.6
Sunrun, Inc. ............. (9,564) (247,995) 105.0
Take-Two Interactive Software,
Inc. ................. (312) (50,962) 21.6
TE Connectivity Ltd. ....... (888) (126,993) 53.8
Teladoc Health, Inc. ........ (2,306) (176,893) 74.9
Teledyne Technologies, Inc. .. (153) (64,479) 27.3
Teleflex, Inc. ............. (255) (79,098) 33.5
Tesla, Inc. .............. (282) (264,155) 111.8
Thermo Fisher Scientific, Inc. . (396) (230,195) 97.4
TJX Cos., Inc. (The) ....... (1,526) (109,826) 46.5
T-Mobile US, Inc. ......... (2,343) (253,442) 107.3
Tradeweb Markets, Inc., Class A (300) (25,431) 10.8
TransUnion ............. (206) (21,243) 9.0
Truist Financial Corp. ....... (1,930) (121,243) 51.3
Twilio, Inc., Class A ........ (229) (47,201) 20.0
Twitter, Inc. ............. (5,760) (216,058) 91.5
UnitedHealth Group, Inc. .... (1,202) (568,029) 240.4
US Bancorp ............. (1,285) (74,774) 31.7
Valero Energy Corp. ....... (666) (55,258) 23.4
VF Corp. ............... (735) (47,929) 20.3
ViacomCBS, Inc. .......... (1,691) (56,564) 23.9
Viatris, Inc. .............. (6,220) (93,113) 39.4
Vimeo, Inc. ............. (1) (15) (0.0)
Visa, Inc., Class A ......... (3,068) (693,890) 293.7
Vistra Corp. ............. (7,305) (159,322) 67.4
Vulcan Materials Co. ....... (191) (36,349) 15.4
Walt Disney Co. (The) ...... (1,699) (242,906) 102.8
Waste Connections, Inc. ..... (3,601) (449,045) 190.1
Waste Management, Inc. .... (3,444) (518,115) 219.3
Wayfair, Inc., Class A ....... (1,018) (158,727) 67.2
WEC Energy Group, Inc. .... (316) (30,665) 13.0
Westinghouse Air Brake
Technologies Corp. ...... (1,001) (88,989) 37.7
Willis Towers Watson plc .... (1,036) (242,383) 102.6
Wynn Resorts Ltd. ........ (2,048) (175,002) 74.1
Zendesk, Inc. ............ (428) (42,162) 17.8
Zimmer Biomet Holdings, Inc. . (1,872) (230,293) 97.5
Zoom Video Communications,
Inc., Class A ........... (1,092) (168,474) 71.3
ZoomInfo Technologies, Inc. .. (6,317) (333,917) 141.3
Zscaler, Inc. ............. (800) (205,688) 87.1
(33,053,683)
Total Reference Entity — Short ............ (59,299,248)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (236,237)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of January 31, 2022, expiration date 12/31/2049:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 10,468 $ 303,444 (154.9) %
Aurizon Holdings Ltd. ...... 45,734 114,420 (58.4)
Brambles Ltd. ............ 89,897 617,597 (315.2)
Coles Group Ltd. ......... 21,924 251,878 (128.5)
Qantas Airways Ltd. ....... 7,645 26,166 (13.4)
QBE Insurance Group Ltd. ... 2,790 22,152 (11.3)
REA Group Ltd. .......... 2,557 264,897 (135.2)
Rio Tinto Ltd. ............ 2,999 238,438 (121.7)
Sonic Healthcare Ltd. ...... 3,451 92,936 (47.4)
South32 Ltd. ............ 7,652 21,053 (10.7)
Suncorp Group Ltd. ........ 22,587 177,396 (90.5)
Tabcorp Holdings Ltd. ...... 117,428 412,593 (210.6)
Telstra Corp. Ltd. ......... 15,662 43,539 (22.2)
Wesfarmers Ltd. .......... 3,390 126,489 (64.6)
2,712,998
Austria
OMV AG ............... 8,055 493,002 (251.6)
Raiffeisen Bank International AG 8,460 237,787 (121.4)
voestalpine AG ........... 3,187 105,952 (54.1)
836,741
Belgium
Ageas SA/NV ............ 1,207 58,099 (29.7)
Groupe Bruxelles Lambert SA . 846 90,778 (46.3)
KBC Group NV ........... 1,177 102,363 (52.2)
Proximus SADP .......... 20,702 422,747 (215.8)
Solvay SA .............. 475 57,232 (29.2)
UCB SA ............... 4,128 410,758 (209.6)
1,141,977
Brazil
Wheaton Precious Metals Corp. 258 10,402 (5.3)
Canada
Agnico Eagle Mines Ltd. ..... 608 29,038 (14.8)
Alimentation Couche-Tard, Inc. 2,623 105,795 (54.0)
Bank of Montreal ......... 6,424 727,125 (371.1)
Bank of Nova Scotia (The) ... 706 50,853 (26.0)
Canadian Imperial Bank of
Commerce ........... 1,435 180,195 (92.0)
Canadian Natural Resources
Ltd. ................ 1,004 51,071 (26.1)
Canadian Tire Corp. Ltd., Class
A .................. 839 121,136 (61.8)
CGI, Inc. ............... 211 18,015 (9.2)
Constellation Software, Inc. .. 270 465,031 (237.3)
Franco-Nevada Corp. ...... 546 72,191 (36.8)
Hydro One Ltd. ........... 11,122 287,335 (146.6)
iA Financial Corp., Inc. ...... 467 30,386 (15.5)
Intact Financial Corp. ....... 663 89,831 (45.8)
Loblaw Cos. Ltd. .......... 7,325 565,128 (288.4)
Magna International, Inc. .... 2,330 187,716 (95.8)
Manulife Financial Corp. ..... 39,449 821,473 (419.2)
National Bank of Canada .... 1,643 131,450 (67.1)
Nutrien Ltd. ............. 1,735 121,176 (61.8)
Onex Corp. ............. 886 63,644 (32.5)
Open Text Corp. .......... 2,245 107,451 (54.8)
Royal Bank of Canada ...... 710 80,950 (41.3)
Sun Life Financial, Inc. ...... 1,285 72,774 (37.1)
Thomson Reuters Corp. ..... 562 60,332 (30.8)
Toromont Industries Ltd. ..... 362 30,554 (15.6)
4,470,650

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
26
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
China
NXP Semiconductors NV .... 486 $ 99,844 (50.9) %
Denmark
AP Moller - Maersk A/S, Class B 41 147,278 (75.2)
Carlsberg A/S, Class B ..... 1,117 180,876 (92.3)
Coloplast A/S, Class B ...... 1,404 204,173 (104.2)
Genmab A/S ............ 120 40,863 (20.8)
Novo Nordisk A/S, Class B ... 170 16,910 (8.6)
Novozymes A/S, Class B .... 14,320 983,032 (501.7)
Pandora A/S ............ 1,053 114,503 (58.4)
1,687,635
Finland
Elisa OYJ .............. 1,170 68,728 (35.1)
Kesko OYJ, Class B ....... 5,039 159,148 (81.2)
Neste OYJ .............. 2,731 123,167 (62.9)
Nordea Bank Abp ......... 22,715 269,802 (137.7)
Orion OYJ, Class B ........ 594 24,154 (12.3)
Stora Enso OYJ, Class R .... 11,155 227,083 (115.9)
UPM-Kymmene OYJ ....... 2,064 75,225 (38.4)
947,307
Germany
Allianz SE (Registered) ..... 2,303 591,301 (301.8)
Bayer AG (Registered) ...... 381 23,147 (11.8)
Covestro AG ............ 1,933 115,966 (59.2)
Daimler Truck Holding AG ... 540 19,037 (9.7)
Deutsche Bank AG (Registered) 1,679 23,378 (11.9)
Deutsche Boerse AG ....... 1,188 211,170 (107.8)
Deutsche Post AG (Registered) 8,329 501,244 (255.8)
E.ON SE ............... 47,981 661,777 (337.7)
GEA Group AG ........... 3,925 185,437 (94.6)
HeidelbergCement AG ...... 1,401 97,494 (49.8)
Henkel AG & Co. KGaA
(Preference) .......... 1,144 93,566 (47.8)
LEG Immobilien SE ........ 1,177 156,139 (79.7)
Nemetschek SE .......... 250 23,108 (11.8)
SAP SE ................ 1,492 187,188 (95.5)
Siemens AG (Registered) .... 2,854 453,133 (231.3)
Symrise AG ............. 1,506 179,966 (91.9)
Vonovia SE ............. 486 27,681 (14.1)
3,550,732
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 41,575 (21.2)
Hongkong Land Holdings Ltd. . 9,500 51,451 (26.3)
Power Assets Holdings Ltd. .. 12,500 76,808 (39.2)
Sun Hung Kai Properties Ltd. . 5,000 61,003 (31.1)
Swire Pacific Ltd., Class A ... 5,500 33,319 (17.0)
Techtronic Industries Co. Ltd. . 6,000 99,001 (50.5)
363,157
Israel
Check Point Software
Technologies Ltd. ....... 516 62,441 (31.8)
Kornit Digital Ltd. ......... 199 20,907 (10.7)
83,348
Italy
Enel SpA ............... 9,284 71,455 (36.5)
Eni SpA ................ 35,484 533,012 (272.0)
Intesa Sanpaolo SpA ....... 149,651 444,739 (227.0)
Moncler SpA ............ 1,417 90,942 (46.4)
Poste Italiane SpA ......... 14,838 199,165 (101.7)
Snam SpA .............. 8,262 46,298 (23.6)
Shares Value
% of Basket
Value
Italy (continued)
Terna - Rete Elettrica Nazionale 19,732 $ 155,042 (79.1) %
1,540,653
Japan
Advantest Corp. .......... 700 59,579 (30.4)
Ajinomoto Co., Inc. ........ 5,100 142,298 (72.6)
Asahi Kasei Corp. ......... 32,400 320,045 (163.3)
Astellas Pharma, Inc. ....... 8,100 130,739 (66.7)
Bridgestone Corp. ......... 2,700 118,236 (60.3)
Chugai Pharmaceutical Co. Ltd. 8,600 279,326 (142.6)
Dai-ichi Life Holdings, Inc. ... 3,300 74,281 (37.9)
Daiwa House Industry Co. Ltd. 700 20,428 (10.4)
Daiwa Securities Group, Inc. .. 6,500 39,167 (20.0)
Denso Corp. ............ 2,700 201,511 (102.8)
ENEOS Holdings, Inc. ...... 29,900 119,081 (60.8)
Fujitsu Ltd. .............. 300 39,660 (20.2)
Hitachi Ltd. ............. 3,700 192,311 (98.1)
Honda Motor Co. Ltd. ...... 7,000 206,169 (105.2)
Hoshizaki Corp. .......... 300 22,168 (11.3)
Idemitsu Kosan Co. Ltd. ..... 2,300 58,930 (30.1)
Isuzu Motors Ltd. ......... 4,700 57,575 (29.4)
Japan Tobacco, Inc. ....... 1,300 25,954 (13.2)
JSR Corp. .............. 5,400 179,000 (91.4)
Kajima Corp. ............ 2,000 24,155 (12.3)
KDDI Corp. ............. 2,400 76,677 (39.1)
Komatsu Ltd. ............ 1,600 40,206 (20.5)
Kyocera Corp. ........... 2,700 166,513 (85.0)
Lawson, Inc. ............ 500 21,915 (11.2)
Marubeni Corp. ........... 7,900 81,291 (41.5)
Mazda Motor Corp. ........ 33,600 258,846 (132.1)
MEIJI Holdings Co. Ltd. ..... 3,800 237,050 (121.0)
Minebea Mitsumi, Inc. ...... 5,300 129,694 (66.2)
Mitsubishi Electric Corp. ..... 30,400 380,711 (194.3)
Mitsubishi Estate Co. Ltd. .... 8,000 115,219 (58.8)
Mitsubishi Gas Chemical Co.,
Inc. ................. 5,600 107,270 (54.7)
Mitsubishi Heavy Industries Ltd. 5,400 146,661 (74.9)
Mitsui Chemicals, Inc. ...... 6,500 173,840 (88.7)
NEC Corp. .............. 2,600 101,435 (51.8)
NGK Insulators Ltd. ........ 8,600 145,320 (74.2)
Nippon Express Holdings, Inc. . 1,100 65,190 (33.3)
Nissan Chemical Corp. ..... 500 27,129 (13.8)
Nissin Foods Holdings Co. Ltd. 3,400 241,171 (123.1)
Nitto Denko Corp. ......... 1,600 124,575 (63.6)
Nomura Real Estate Holdings,
Inc. ................. 4,200 98,351 (50.2)
Olympus Corp. ........... 1,000 22,377 (11.4)
Ono Pharmaceutical Co. Ltd. . 15,900 385,602 (196.8)
Osaka Gas Co. Ltd. ........ 11,100 188,771 (96.3)
Otsuka Holdings Co. Ltd. .... 5,400 184,234 (94.0)
Resona Holdings, Inc. ...... 6,100 26,214 (13.4)
Secom Co. Ltd. ........... 1,000 70,414 (35.9)
Shimadzu Corp. .......... 100 3,608 (1.8)
Subaru Corp. ............ 5,800 105,568 (53.9)
Sumitomo Chemical Co. Ltd. .. 46,600 235,006 (119.9)
Sumitomo Mitsui Financial
Group, Inc. ........... 8,700 313,382 (159.9)
Sysmex Corp. ........... 600 57,115 (29.1)
Taisei Corp. ............. 500 16,391 (8.4)
Terumo Corp. ............ 2,300 83,959 (42.9)
Tokyo Electron Ltd. ........ 300 146,740 (74.9)
Tokyo Gas Co. Ltd. ........ 19,800 399,797 (204.0)
Toray Industries, Inc. ....... 52,000 328,630 (167.7)
Toshiba Corp. ............ 1,300 53,833 (27.5)
Tosoh Corp. ............. 4,800 75,103 (38.3)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Trend Micro, Inc. .......... 600 $ 31,832 (16.2) %
USS Co. Ltd. ............ 1,200 19,585 (10.0)
Yakult Honsha Co. Ltd. ..... 2,500 126,754 (64.7)
Yamaha Corp. ........... 400 18,222 (9.3)
Yamaha Motor Co. Ltd. ..... 3,100 73,822 (37.7)
Yamato Holdings Co. Ltd. .... 900 19,165 (9.8)
8,035,801
Netherlands
ASML Holding NV ......... 47 31,833 (16.2)
Koninklijke Ahold Delhaize NV . 33,508 1,086,484 (554.5)
Koninklijke DSM NV ....... 559 104,790 (53.5)
Koninklijke KPN NV ........ 30,435 100,390 (51.2)
Koninklijke Philips NV ...... 13,156 437,612 (223.3)
NN Group NV ............ 16,424 919,122 (469.1)
Randstad NV ............ 5,363 348,883 (178.1)
Shell plc ............... 2,006 51,532 (26.3)
Wolters Kluwer NV ........ 5,157 524,872 (267.9)
3,605,518
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,666 122,645 (62.6)
Spark New Zealand Ltd. ..... 6,695 19,135 (9.8)
141,780
Norway
DNB Bank ASA ........... 370 8,806 (4.5)
Equinor ASA ............ 1,617 44,577 (22.7)
Norsk Hydro ASA ......... 27,382 210,439 (107.4)
Orkla ASA .............. 26,900 257,067 (131.2)
520,889
Portugal
EDP - Energias de Portugal SA 13,508 69,149 (35.3)
Jeronimo Martins SGPS SA .. 1,070 25,713 (13.1)
94,862
Russia
Coca-Cola HBC AG ........ 6,771 224,260 (114.5)
Singapore
DBS Group Holdings Ltd. .... 1,800 47,280 (24.1)
Oversea-Chinese Banking Corp.
Ltd. ................ 46,400 431,904 (220.4)
Singapore Technologies
Engineering Ltd. ........ 58,600 162,876 (83.1)
Singapore Telecommunications
Ltd. ................ 12,900 23,391 (12.0)
United Overseas Bank Ltd. ... 6,900 154,206 (78.7)
819,657
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 16,892 107,849 (55.0)
Banco Santander SA ....... 120,267 421,729 (215.2)
Endesa SA ............. 26,951 603,394 (308.0)
Iberdrola SA ............. 19,992 148,129 (75.6)
Industria de Diseno Textil SA .. 8,238 249,854 (127.5)
Repsol SA .............. 23,467 298,209 (152.2)
Telefonica SA ............ 394 65 0.0
1,829,229
Sweden
Alfa Laval AB ............ 663 22,397 (11.4)
Assa Abloy AB, Class B ..... 1,699 46,522 (23.7)
Boliden AB .............. 4,735 191,732 (97.9)
Electrolux AB, Class B ...... 2,229 46,379 (23.7)
Shares Value
% of Basket
Value
Sweden (continued)
Husqvarna AB, Class B ..... 31,468 $ 437,530 (223.3) %
Industrivarden AB, Class C ... 1,236 38,391 (19.6)
Investor AB, Class B ....... 9,579 207,979 (106.1)
Kinnevik AB, Class B ....... 892 26,661 (13.6)
Lundin Energy AB ......... 3,883 157,913 (80.6)
Skanska AB, Class B ....... 10,284 251,782 (128.5)
Swedish Match AB ........ 15,189 117,522 (60.0)
Telefonaktiebolaget LM Ericsson,
Class B .............. 25,784 321,942 (164.3)
Telia Co. AB ............. 15,815 62,333 (31.8)
1,929,083
Switzerland
Adecco Group AG (Registered) 2,427 115,606 (59.0)
Geberit AG (Registered) ..... 320 217,418 (111.0)
Givaudan SA (Registered) ... 39 161,574 (82.5)
Holcim Ltd. ............. 458 24,824 (12.7)
Julius Baer Group Ltd. ...... 3,079 201,212 (102.7)
Kuehne + Nagel International AG
(Registered) ........... 33 9,319 (4.7)
Roche Holding AG ........ 709 274,383 (140.0)
SGS SA (Registered) ....... 76 216,719 (110.6)
Straumann Holding AG
(Registered) ........... 8 13,257 (6.8)
Swiss Life Holding AG
(Registered) ........... 49 31,537 (16.1)
UBS Group AG (Registered) .. 9,372 173,846 (88.7)
Zurich Insurance Group AG .. 635 303,726 (155.0)
1,743,421
United Kingdom
3i Group plc ............. 22,484 418,738 (213.7)
Ashtead Group plc ........ 578 41,343 (21.1)
Auto Trader Group plc ...... 12,209 110,634 (56.5)
Aviva plc ............... 36,720 216,795 (110.6)
BAE Systems plc ......... 747 5,846 (3.0)
Barratt Developments plc .... 31,032 258,094 (131.7)
Berkeley Group Holdings plc .. 1,681 95,935 (49.0)
BP plc ................. 40,055 207,642 (106.0)
Burberry Group plc ........ 8,346 211,729 (108.1)
CNH Industrial NV ......... 3,894 59,353 (30.3)
Croda International plc ...... 1,421 153,465 (78.3)
DCC plc ............... 2,358 198,269 (101.2)
Diageo plc .............. 4,755 239,944 (122.5)
Entain plc .............. 1,677 36,306 (18.5)
InterContinental Hotels Group
plc ................. 2,520 166,505 (85.0)
Intertek Group plc ......... 3,705 268,874 (137.2)
Kingfisher plc ............ 24,457 109,674 (56.0)
Legal & General Group plc ... 54,644 213,656 (109.0)
M&G plc ............... 29,131 85,258 (43.5)
Persimmon plc ........... 7,994 260,441 (132.9)
RELX plc ............... 4,659 143,313 (73.1)
Sage Group plc (The) ...... 4,842 47,316 (24.1)
Schroders plc ............ 3,356 153,875 (78.5)
Severn Trent plc .......... 2,435 94,537 (48.2)
Spirax-Sarco Engineering plc . 187 33,708 (17.2)
Taylor Wimpey plc ......... 10,142 20,807 (10.6)
Tesco plc ............... 49,615 199,287 (101.7)
United Utilities Group plc .... 31,291 451,401 (230.4)
Whitbread plc ............ 1,654 68,058 (34.7)
WPP plc ............... 33,458 524,639 (267.8)
5,095,442

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
28
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States
3M Co. ................ 538 $ 89,319 (45.6) %
ABIOMED, Inc. ........... 815 241,134 (123.1)
Advanced Micro Devices, Inc. . 2,335 266,774 (136.1)
AES Corp. (The) .......... 1,262 27,991 (14.3)
Agilent Technologies, Inc. .... 496 69,103 (35.3)
Allegion plc ............. 160 19,637 (10.0)
Alliant Energy Corp. ....... 3,006 179,939 (91.8)
Ally Financial, Inc. ......... 3,808 181,718 (92.7)
AMERCO .............. 91 55,414 (28.3)
American Water Works Co., Inc. 306 49,205 (25.1)
Ameriprise Financial, Inc. .... 176 53,559 (27.3)
AmerisourceBergen Corp. ... 133 18,115 (9.2)
ANSYS, Inc. ............. 292 99,283 (50.7)
Apple, Inc. .............. 1,426 249,236 (127.2)
Applied Materials, Inc. ...... 608 84,013 (42.9)
Archer-Daniels-Midland Co. .. 1,610 120,750 (61.6)
Arista Networks, Inc. ....... 1,289 160,236 (81.8)
Asana, Inc., Class A ....... 628 32,957 (16.8)
Autodesk, Inc. ........... 622 155,369 (79.3)
Automatic Data Processing, Inc. 138 28,451 (14.5)
Avery Dennison Corp. ...... 823 169,061 (86.3)
Baker Hughes Co. ......... 5,400 148,176 (75.6)
Biogen, Inc. ............. 378 85,428 (43.6)
Booz Allen Hamilton Holding
Corp. ............... 293 22,482 (11.5)
Broadridge Financial Solutions,
Inc. ................. 239 38,054 (19.4)
Bunge Ltd. .............. 1,311 129,605 (66.1)
Cadence Design Systems, Inc. 3,061 465,701 (237.7)
Capital One Financial Corp. .. 637 93,467 (47.7)
Cardinal Health, Inc. ....... 3,524 181,733 (92.7)
Carlyle Group, Inc. (The) .... 415 21,186 (10.8)
CBRE Group, Inc., Class A ... 1,615 163,664 (83.5)
CDW Corp. ............. 150 28,358 (14.5)
CH Robinson Worldwide, Inc. . 1,790 187,324 (95.6)
Cigna Corp. ............. 602 138,737 (70.8)
Cintas Corp. ............. 199 77,914 (39.8)
Coca-Cola Co. (The) ....... 1,885 115,004 (58.7)
Cognex Corp. ............ 1,936 128,667 (65.7)
Cognizant Technology Solutions
Corp., Class A ......... 1,024 87,470 (44.6)
Colgate-Palmolive Co. ...... 1,252 103,227 (52.7)
ConocoPhillips ........... 2,515 222,879 (113.7)
Consolidated Edison, Inc. .... 458 39,594 (20.2)
Copart, Inc. ............. 1,079 139,461 (71.2)
Corteva, Inc. ............ 1,572 75,582 (38.6)
CSX Corp. .............. 10,449 357,565 (182.5)
Cummins, Inc. ........... 170 37,550 (19.2)
CVS Health Corp. ......... 240 25,562 (13.0)
Darden Restaurants, Inc. .... 409 57,207 (29.2)
Devon Energy Corp. ....... 1,846 93,352 (47.6)
Dexcom, Inc. ............ 106 45,631 (23.3)
DocuSign, Inc. ........... 496 62,382 (31.8)
Domino's Pizza, Inc. ....... 189 85,929 (43.9)
Dover Corp. ............. 524 89,033 (45.4)
Dropbox, Inc., Class A ...... 21,689 536,803 (274.0)
DTE Energy Co. .......... 2,580 310,709 (158.6)
Duke Energy Corp. ........ 1,339 140,675 (71.8)
eBay, Inc. .............. 1,920 115,334 (58.9)
Ecolab, Inc. ............. 629 119,164 (60.8)
Edwards Lifesciences Corp. .. 945 103,194 (52.7)
Electronic Arts, Inc. ........ 444 58,901 (30.1)
Eli Lilly & Co. ............ 470 115,333 (58.9)
Emerson Electric Co. ....... 757 69,606 (35.5)
Entergy Corp. ............ 737 82,374 (42.0)
Shares Value
% of Basket
Value
United States (continued)
EOG Resources, Inc. ....... 857 $ 95,538 (48.8) %
EPAM Systems, Inc. ....... 138 65,707 (33.5)
Equifax, Inc. ............. 1,600 383,616 (195.8)
Equitable Holdings, Inc. ..... 4,024 135,367 (69.1)
Eversource Energy ........ 700 62,643 (32.0)
Exelon Corp. ............ 2,991 173,328 (88.5)
Expedia Group, Inc. ........ 289 52,971 (27.0)
Expeditors International of
Washington, Inc. ........ 524 59,988 (30.6)
FactSet Research Systems, Inc. 391 164,959 (84.2)
Ferguson plc ............ 2,594 408,012 (208.2)
First Republic Bank ........ 867 150,503 (76.8)
Fortive Corp. ............ 2,471 174,304 (89.0)
Fortune Brands Home & Security,
Inc. ................. 1,008 94,923 (48.4)
Franklin Resources, Inc. ..... 1,744 55,756 (28.5)
Garmin Ltd. ............. 1,878 233,661 (119.3)
Genuine Parts Co. ........ 2,525 336,406 (171.7)
Gilead Sciences, Inc. ....... 8,237 565,717 (288.7)
GoDaddy, Inc., Class A ..... 2,219 168,000 (85.7)
Halliburton Co. ........... 3,599 110,633 (56.5)
Hartford Financial Services
Group, Inc. (The) ....... 1,436 103,205 (52.7)
HCA Healthcare, Inc. ....... 569 136,588 (69.7)
Hershey Co. (The) ........ 1,791 352,952 (180.1)
Hewlett Packard Enterprise Co. 2,935 47,929 (24.5)
Hologic, Inc. ............. 3,024 212,406 (108.4)
Home Depot, Inc. (The) ..... 177 64,955 (33.2)
IDEX Corp. ............. 224 48,259 (24.6)
IDEXX Laboratories, Inc. .... 614 311,482 (159.0)
Illinois Tool Works, Inc. ...... 1,054 246,552 (125.8)
Illumina, Inc. ............ 17 5,930 (3.0)
Incyte Corp. ............. 1,776 132,010 (67.4)
Intel Corp. .............. 3,230 157,689 (80.5)
Interpublic Group of Cos., Inc.
(The) ............... 3,646 129,579 (66.1)
Intuit, Inc. .............. 148 82,174 (41.9)
Invesco Ltd. ............. 3,603 81,644 (41.7)
James Hardie Industries plc,
CDI ................ 8,881 298,892 (152.5)
Jazz Pharmaceuticals plc .... 564 78,345 (40.0)
JB Hunt Transport Services, Inc. 1,065 205,055 (104.7)
Johnson Controls International
plc ................. 1,363 99,049 (50.6)
Juniper Networks, Inc. ...... 7,029 244,750 (124.9)
KeyCorp ............... 6,977 174,844 (89.2)
Keysight Technologies, Inc. ... 1,950 329,199 (168.0)
KLA Corp. .............. 923 359,296 (183.4)
Knight-Swift Transportation
Holdings, Inc. .......... 1,048 59,296 (30.3)
Kroger Co. (The) .......... 681 29,685 (15.1)
Laboratory Corp. of America
Holdings ............. 360 97,690 (49.9)
Lam Research Corp. ....... 14 8,259 (4.2)
Lennox International, Inc. .... 659 186,906 (95.4)
LKQ Corp. .............. 5,121 281,092 (143.5)
Lowe's Cos., Inc. ......... 126 29,906 (15.3)
Lyft, Inc., Class A ......... 2,671 102,887 (52.5)
LyondellBasell Industries NV,
Class A .............. 687 66,454 (33.9)
Marathon Petroleum Corp. ... 1,314 94,280 (48.1)
Markel Corp. ............ 60 73,964 (37.7)
Marsh & McLennan Cos., Inc. . 368 56,540 (28.9)
Masimo Corp. ............ 622 136,759 (69.8)
McDonald's Corp. ......... 992 257,374 (131.4)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
McKesson Corp. .......... 340 $ 87,285 (44.5) %
Merck & Co., Inc. ......... 849 69,177 (35.3)
MetLife, Inc. ............. 850 57,001 (29.1)
Mettler-Toledo International, Inc. 99 145,795 (74.4)
Micron Technology, Inc. ..... 2,144 176,387 (90.0)
Microsoft Corp. ........... 1,586 493,214 (251.7)
Molina Healthcare, Inc. ..... 267 77,558 (39.6)
Molson Coors Beverage Co.,
Class B .............. 20 953 (0.5)
Mondelez International, Inc.,
Class A .............. 895 59,992 (30.6)
Monolithic Power Systems, Inc. 166 66,886 (34.1)
Moody's Corp. ........... 74 25,382 (13.0)
Mosaic Co. (The) ......... 1,967 78,582 (40.1)
Motorola Solutions, Inc. ..... 151 35,023 (17.9)
MSCI, Inc. .............. 140 75,057 (38.3)
NetApp, Inc. ............. 3,546 306,764 (156.6)
News Corp., Class A ....... 805 17,903 (9.1)
Nordson Corp. ........... 494 114,875 (58.6)
Norfolk Southern Corp. ..... 227 61,742 (31.5)
Northern Trust Corp. ....... 1,480 172,627 (88.1)
NortonLifeLock, Inc. ....... 1,413 36,752 (18.8)
NVIDIA Corp. ............ 1,622 397,163 (202.7)
NVR, Inc. ............... 4 21,309 (10.9)
Old Dominion Freight Line, Inc. 626 189,008 (96.5)
ONEOK, Inc. ............ 2,719 164,989 (84.2)
O'Reilly Automotive, Inc. .... 59 38,453 (19.6)
Otis Worldwide Corp. ....... 5,071 433,216 (221.1)
Owens Corning ........... 828 73,444 (37.5)
Palo Alto Networks, Inc. ..... 58 30,009 (15.3)
Pentair plc .............. 406 25,862 (13.2)
PepsiCo, Inc. ............ 2,647 459,307 (234.4)
Philip Morris International, Inc. 830 85,366 (43.6)
Pinterest, Inc., Class A ...... 1,493 44,133 (22.5)
Pool Corp. .............. 154 73,343 (37.4)
Procter & Gamble Co. (The) .. 404 64,822 (33.1)
Prudential Financial, Inc. .... 1,072 119,603 (61.0)
PulteGroup, Inc. .......... 870 45,840 (23.4)
QUALCOMM, Inc. ......... 1,625 285,610 (145.8)
Raymond James Financial, Inc. 1,663 176,062 (89.9)
Regions Financial Corp. ..... 8,040 184,438 (94.1)
Rivian Automotive, Inc., Class A 672 44,177 (22.5)
Robert Half International, Inc. . 1,660 188,012 (96.0)
Rockwell Automation, Inc. .... 172 49,746 (25.4)
Roku, Inc. .............. 394 64,636 (33.0)
Ross Stores, Inc. ......... 555 54,251 (27.7)
Schlumberger NV ......... 4,910 191,834 (97.9)
Seagate Technology Holdings
plc ................. 1,203 128,901 (65.8)
Sealed Air Corp. .......... 3,337 226,649 (115.7)
Sempra Energy .......... 859 118,679 (60.6)
ServiceNow, Inc. .......... 391 229,040 (116.9)
Skyworks Solutions, Inc. .... 373 54,652 (27.9)
Splunk, Inc. ............. 1,062 131,603 (67.2)
State Street Corp. ......... 485 45,833 (23.4)
Steel Dynamics, Inc. ....... 522 28,981 (14.8)
Stellantis NV ............ 7,052 136,166 (69.5)
SVB Financial Group ....... 46 26,859 (13.7)
Swiss Re AG ............ 246 26,804 (13.7)
Synchrony Financial ....... 456 19,421 (9.9)
Synopsys, Inc. ........... 2,599 806,990 (411.9)
Target Corp. ............. 123 27,113 (13.8)
Teradyne, Inc. ........... 1,072 125,885 (64.2)
Tractor Supply Co. ........ 971 211,979 (108.2)
Trane Technologies plc ..... 751 129,998 (66.3)
Shares Value
% of Basket
Value
United States (continued)
Travelers Cos., Inc. (The) .... 1,058 $ 175,818 (89.7) %
Trimble, Inc. ............. 4,338 313,030 (159.8)
UGI Corp. .............. 11,735 532,182 (271.6)
Ulta Beauty, Inc. .......... 159 57,835 (29.5)
United Rentals, Inc. ........ 28 8,963 (4.6)
Vail Resorts, Inc. .......... 374 103,635 (52.9)
Veeva Systems, Inc., Class A . 291 68,833 (35.1)
VeriSign, Inc. ............ 462 100,337 (51.2)
Verizon Communications, Inc. . 2,892 153,941 (78.6)
Vertex Pharmaceuticals, Inc. .. 165 40,103 (20.5)
VMware, Inc., Class A ...... 617 79,272 (40.5)
Walgreens Boots Alliance, Inc. 1,149 57,174 (29.2)
Walmart, Inc. ............ 1,609 224,954 (114.8)
Waters Corp. ............ 597 191,112 (97.5)
West Pharmaceutical Services,
Inc. ................. 854 335,810 (171.4)
Whirlpool Corp. ........... 116 24,382 (12.4)
Workday, Inc., Class A ...... 1,231 311,455 (159.0)
Xcel Energy, Inc. .......... 3,314 230,853 (117.8)
Yum! Brands, Inc. ......... 1,761 220,424 (112.5)
Zebra Technologies Corp., Class
A .................. 92 46,839 (23.9)
27,843,282
Total Reference Entity — Long ............ 69,328,668
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (113) (127,923) 65.3
Australia
Afterpay Ltd. ............ (3,851) (173,384) 88.5
Ampol Ltd. .............. (2,231) (47,259) 24.1
APA Group .............. (18,139) (123,016) 62.8
BHP Group Ltd. .......... (1,435) (46,021) 23.5
Commonwealth Bank of
Australia ............. (1,377) (91,832) 46.9
Computershare Ltd. ........ (3,282) (45,494) 23.2
Crown Resorts Ltd. ........ (22,765) (196,146) 100.1
CSL Ltd. ............... (467) (86,508) 44.2
Evolution Mining Ltd. ....... (19,927) (50,065) 25.6
Glencore plc ............ (9,007) (46,923) 23.9
Insurance Australia Group Ltd. (78,271) (236,095) 120.5
Lendlease Corp. Ltd. ....... (3,164) (22,390) 11.4
Macquarie Group Ltd. ...... (321) (41,958) 21.4
Medibank Pvt Ltd. ......... (51,179) (112,147) 57.2
National Australia Bank Ltd. .. (3,607) (69,599) 35.5
Northern Star Resources Ltd. . (7,708) (45,939) 23.4
Orica Ltd. .............. (27,675) (274,191) 139.9
Reece Ltd. .............. (3,699) (57,107) 29.1
Santos Ltd. ............. (70,075) (356,944) 182.2
Transurban Group ......... (82,786) (731,350) 373.3
Treasury Wine Estates Ltd. ... (9,426) (70,848) 36.2
Westpac Banking Corp. ..... (20,569) (296,665) 151.4
Woodside Petroleum Ltd. .... (17,175) (306,900) 156.6
Woolworths Group Ltd. ..... (4,021) (98,090) 50.1
(3,626,871)
Austria
Erste Group Bank AG ...... (2,182) (101,988) 52.1
Verbund AG ............. (1,325) (140,331) 71.6
(242,319)
Belgium
Anheuser-Busch InBev SA ... (6,196) (390,603) 199.3
Elia Group SA/NV ......... (4,701) (634,375) 323.8

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
30
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Belgium (continued)
Etablissements Franz Colruyt
NV ................. (2,369) $ (96,228) 49.1%
Sofina SA .............. (363) (144,528) 73.8
(1,265,734)
Brazil
Yara International ASA ...... (1,015) (52,118) 26.6
Canada
Air Canada ............. (1,546) (27,803) 14.2
Algonquin Power & Utilities
Corp. ............... (10,188) (145,468) 74.2
Ballard Power Systems, Inc. .. (3,597) (37,522) 19.1
Barrick Gold Corp. ........ (14,329) (274,259) 140.0
BCE, Inc. ............... (9,164) (478,692) 244.3
BlackBerry Ltd. ........... (2,725) (22,423) 11.4
Brookfield Asset Management,
Inc., Class A ........... (559) (30,783) 15.7
CAE, Inc. ............... (1,323) (33,409) 17.1
Cameco Corp. ........... (1,458) (28,342) 14.5
Canadian Pacific Railway Ltd. . (1,553) (111,104) 56.7
Emera, Inc. ............. (546) (25,871) 13.2
Enbridge, Inc. ............ (6,893) (291,413) 148.7
Fairfax Financial Holdings Ltd. (145) (70,016) 35.7
Fortis, Inc. .............. (4,770) (226,576) 115.6
GFL Environmental, Inc. ..... (6,582) (216,233) 110.4
Imperial Oil Ltd. .......... (800) (32,733) 16.7
Lightspeed Commerce, Inc. .. (2,399) (77,869) 39.7
Northland Power, Inc. ...... (2,826) (81,835) 41.8
Pan American Silver Corp. ... (2,771) (59,970) 30.6
Pembina Pipeline Corp. ..... (4,569) (145,069) 74.0
Restaurant Brands International,
Inc. ................. (1,861) (104,092) 53.1
Rogers Communications, Inc.,
Class B .............. (4,158) (210,885) 107.6
Shaw Communications, Inc.,
Class B .............. (1,284) (38,273) 19.5
Shopify, Inc., Class A ....... (233) (224,898) 114.8
TC Energy Corp. .......... (3,767) (194,521) 99.3
Toronto-Dominion Bank (The) . (415) (33,239) 17.0
West Fraser Timber Co. Ltd. .. (727) (67,293) 34.3
WSP Global, Inc. ......... (378) (50,404) 25.7
(3,340,995)
Chile
Antofagasta plc ........... (10,703) (194,702) 99.4
China
Futu Holdings Ltd., ADR ..... (228) (9,861) 5.0
Prosus NV .............. (4,741) (394,432) 201.3
(404,293)
Denmark
Ambu A/S, Class B ........ (7,235) (153,302) 78.2
Chr Hansen Holding A/S .... (5,187) (415,974) 212.3
Danske Bank A/S ......... (4) (78) (0.0)
Demant A/S ............. (448) (19,821) 10.1
GN Store Nord A/S ........ (1,172) (70,922) 36.2
Orsted A/S .............. (1,167) (124,338) 63.5
ROCKWOOL International A/S,
Class B .............. (415) (158,949) 81.1
Tryg A/S ............... (25,405) (601,993) 307.2
Vestas Wind Systems A/S ... (15,798) (427,500) 218.2
(1,972,877)
Shares Value
% of Basket
Value
Finland
Fortum OYJ ............. (9,416) $ (256,301) 130.8%
Kone OYJ, Class B ........ (1,443) (93,455) 47.7
Sampo OYJ, Class A ....... (1,502) (74,549) 38.1
Wartsila OYJ Abp ......... (15,296) (188,851) 96.4
(613,156)
France
Adevinta ASA ............ (9,836) (103,193) 52.7
Germany
adidas AG .............. (594) (163,004) 83.2
BASF SE ............... (699) (53,536) 27.3
Bayerische Motoren Werke AG
(Preference) .......... (434) (37,561) 19.2
Bechtle AG ............. (487) (29,241) 14.9
Carl Zeiss Meditec AG ...... (252) (40,527) 20.7
Commerzbank AG ......... (26,000) (224,518) 114.6
Continental AG ........... (2,480) (240,436) 122.7
Daimler AG (Registered) .... (1,543) (123,122) 62.8
Deutsche Lufthansa AG
(Registered) ........... (21,796) (169,482) 86.5
Deutsche Telekom AG
(Registered) ........... (19,425) (366,724) 187.2
Fresenius Medical Care AG &
Co. KGaA ............ (2,310) (157,065) 80.2
FUCHS PETROLUB SE
(Preference) .......... (1,202) (51,945) 26.5
HelloFresh SE ........... (319) (21,239) 10.8
Infineon Technologies AG .... (3,425) (142,233) 72.6
KION Group AG .......... (1,708) (157,910) 80.6
Knorr-Bremse AG ......... (3,245) (329,009) 167.9
Merck KGaA ............ (662) (145,175) 74.1
MTU Aero Engines AG ...... (501) (106,607) 54.4
Porsche Automobil Holding SE
(Preference) .......... (2,510) (235,059) 120.0
Puma SE ............... (1,044) (111,658) 57.0
Rational AG ............. (83) (69,580) 35.5
RWE AG ............... (624) (26,322) 13.4
Sartorius AG (Preference) ... (357) (192,736) 98.4
Scout24 SE ............. (1,822) (108,854) 55.5
Siemens Energy AG ....... (11,636) (261,727) 133.6
Siemens Healthineers AG .... (6,324) (406,395) 207.4
Telefonica Deutschland Holding
AG ................. (16,684) (47,896) 24.4
Uniper SE .............. (3,813) (172,537) 88.1
Zalando SE ............. (3,221) (255,644) 130.5
(4,447,742)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,589) (48,460) 24.7
Ireland
Flutter Entertainment plc .... (370) (56,293) 28.7
Kerry Group plc, Class A .... (1,008) (127,005) 64.8
Kingspan Group plc ........ (602) (57,947) 29.6
Smurfit Kappa Group plc .... (616) (32,467) 16.6
(273,712)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (33,379) (281,385) 143.6
Wix.com Ltd. ............ (458) (60,167) 30.7
(341,552)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Italy
Amplifon SpA ............ (1,420) $ (60,359) 30.8%
Atlantia SpA ............. (5,371) (99,660) 50.9
Davide Campari-Milano NV .. (7,590) (95,295) 48.6
Ferrari NV .............. (200) (46,095) 23.5
FinecoBank Banca Fineco SpA (2,423) (40,736) 20.8
Infrastrutture Wireless Italiane
SpA ................ (46,878) (505,457) 258.0
Iveco Group NV .......... (1) (11) (0.0)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (89,511) 45.7
Nexi SpA ............... (15,278) (223,478) 114.0
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (39,382) 20.1
(1,199,984)
Japan
Bandai Namco Holdings, Inc. . (2,900) (203,836) 104.0
Canon, Inc. ............. (1,000) (23,651) 12.1
Central Japan Railway Co. ... (2,900) (380,511) 194.2
Daifuku Co. Ltd. .......... (2,100) (145,792) 74.4
Daiichi Sankyo Co. Ltd. ..... (800) (17,976) 9.2
Daikin Industries Ltd. ....... (100) (20,994) 10.7
East Japan Railway Co. ..... (2,400) (137,047) 69.9
FANUC Corp. ............ (500) (98,874) 50.5
GMO Payment Gateway, Inc. . (500) (43,876) 22.4
Hitachi Metals Ltd. ........ (4,100) (73,934) 37.7
Hulic Co. Ltd. ............ (2,400) (23,198) 11.8
Inpex Corp. ............. (9,600) (97,051) 49.5
Japan Airlines Co. Ltd. ...... (4,200) (79,496) 40.6
Japan Post Bank Co. Ltd. .... (25,100) (246,928) 126.0
JFE Holdings, Inc. ......... (2,100) (26,978) 13.8
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (118,933) 60.7
Keio Corp. .............. (400) (17,992) 9.2
Keyence Corp. ........... (300) (153,877) 78.5
Kintetsu Group Holdings Co.
Ltd. ................ (500) (14,528) 7.4
Kirin Holdings Co. Ltd. ...... (2,000) (32,056) 16.4
Koito Manufacturing Co. Ltd. .. (2,000) (100,421) 51.2
Konami Holdings Corp. ..... (500) (26,955) 13.8
Kose Corp. ............. (1,700) (155,430) 79.3
Kubota Corp. ............ (13,200) (283,081) 144.5
Kyowa Kirin Co. Ltd. ....... (2,900) (72,282) 36.9
Lion Corp. .............. (1,900) (24,825) 12.7
M3, Inc. ................ (2,600) (99,961) 51.0
McDonald's Holdings Co. Japan
Ltd. ................ (700) (30,569) 15.6
Mercari, Inc. ............. (2,500) (94,414) 48.2
Mitsubishi Corp. .......... (5,700) (193,529) 98.8
Mitsui & Co. Ltd. .......... (3,200) (79,793) 40.7
MonotaRO Co. Ltd. ........ (7,900) (129,803) 66.2
Nexon Co. Ltd. ........... (8,100) (152,698) 77.9
Nidec Corp. ............. (1,500) (132,945) 67.8
Nihon M&A Center Holdings,
Inc. ................. (1,200) (18,892) 9.6
Nintendo Co. Ltd. ......... (200) (98,008) 50.0
Nippon Paint Holdings Co. Ltd. (6,300) (50,384) 25.7
Nippon Sanso Holdings Corp. . (3,500) (69,506) 35.5
Nissan Motor Co. Ltd. ...... (11,200) (59,277) 30.3
Nomura Research Institute Ltd. (1,800) (63,011) 32.2
NTT Data Corp. .......... (4,400) (84,351) 43.0
Obayashi Corp. .......... (6,500) (52,664) 26.9
Obic Co. Ltd. ............ (1,200) (198,266) 101.2
Odakyu Electric Railway Co. Ltd. (5,400) (95,422) 48.7
Oji Holdings Corp. ......... (9,600) (51,102) 26.1
Shares Value
% of Basket
Value
Japan (continued)
Open House Group Co. Ltd. .. (500) $ (25,887) 13.2%
Oracle Corp. Japan ........ (300) (22,437) 11.4
Oriental Land Co. Ltd. ...... (1,400) (243,717) 124.4
Otsuka Corp. ............ (11,900) (482,864) 246.4
Pan Pacific International
Holdings Corp. ......... (5,000) (67,294) 34.3
Pola Orbis Holdings, Inc. .... (7,300) (108,802) 55.5
Rakuten Group, Inc. ....... (10,000) (86,754) 44.3
Ryohin Keikaku Co. Ltd. ..... (1,300) (18,667) 9.5
SBI Holdings, Inc. ......... (1,100) (28,375) 14.5
Sharp Corp. ............. (4,900) (54,469) 27.8
Shimano, Inc. ............ (100) (22,424) 11.4
Shimizu Corp. ........... (16,300) (108,532) 55.4
Shin-Etsu Chemical Co. Ltd. .. (200) (33,462) 17.1
Shionogi & Co. Ltd. ........ (1,500) (85,489) 43.6
Shiseido Co. Ltd. ......... (3,300) (166,465) 85.0
SMC Corp. .............. (400) (223,105) 113.9
SoftBank Corp. ........... (21,100) (264,507) 135.0
SoftBank Group Corp. ...... (3,000) (132,899) 67.8
Sony Group Corp. ......... (800) (89,495) 45.7
Square Enix Holdings Co. Ltd. . (1,400) (68,653) 35.0
SUMCO Corp. ........... (3,200) (58,995) 30.1
Sumitomo Corp. .......... (11,700) (180,828) 92.3
Sumitomo Electric Industries
Ltd. ................ (13,500) (178,990) 91.3
Sumitomo Metal Mining Co. Ltd. (1,400) (64,666) 33.0
Sumitomo Realty & Development
Co. Ltd. .............. (1,400) (43,316) 22.1
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (500) (24,556) 12.5
Takeda Pharmaceutical Co. Ltd. (9,800) (284,035) 145.0
Tobu Railway Co. Ltd. ...... (900) (21,081) 10.8
Tokio Marine Holdings, Inc. ... (3,400) (202,891) 103.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (37,900) (100,975) 51.5
Tokyu Corp. ............. (1,400) (18,603) 9.5
Toyota Industries Corp. ..... (900) (70,208) 35.8
Toyota Motor Corp. ........ (8,500) (167,987) 85.7
Unicharm Corp. .......... (400) (15,457) 7.9
Welcia Holdings Co. Ltd. .... (2,500) (67,520) 34.5
West Japan Railway Co. .... (4,500) (188,567) 96.2
Yaskawa Electric Corp. ..... (2,900) (121,424) 62.0
Z Holdings Corp. .......... (41,400) (210,257) 107.3
(8,729,770)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (71,975) 36.7
Luxembourg
ArcelorMittal SA .......... (9,711) (288,456) 147.2
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) (217,080) 110.8
Adyen NV .............. (25) (50,872) 26.0
Akzo Nobel NV ........... (1,215) (125,762) 64.2
Argenx SE .............. (207) (55,392) 28.3
ASM International NV ...... (445) (152,893) 78.0
Heineken NV ............ (2,467) (264,577) 135.0
JDE Peet's NV ........... (5,643) (168,975) 86.2
Universal Music Group NV ... (5,456) (134,704) 68.7
(1,170,255)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (329,558) 168.2
Ryman Healthcare Ltd. ..... (19,966) (130,554) 66.6

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
32
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
New Zealand (continued)
Xero Ltd. ............... (722) $ (58,486) 29.9%
(518,598)
Norway
Aker BP ASA ............ (770) (26,680) 13.6
Gjensidige Forsikring ASA ... (4,792) (117,051) 59.7
Mowi ASA .............. (7,608) (186,730) 95.3
Schibsted ASA, Class A ..... (2,032) (60,197) 30.7
(390,658)
Saudi Arabia
Delivery Hero SE ......... (3,316) (255,962) 130.6
Singapore
Keppel Corp. Ltd. ......... (7,900) (33,308) 17.0
Singapore Exchange Ltd. .... (3,500) (24,226) 12.4
UOL Group Ltd. .......... (33,300) (180,585) 92.1
Venture Corp. Ltd. ......... (38,300) (501,797) 256.1
(739,916)
Spain
ACS Actividades de Construccion
y Servicios SA ......... (3,554) (45,753) 23.3
Aena SME SA ........... (3,623) (585,414) 298.8
Amadeus IT Group SA ...... (2,530) (173,963) 88.8
CaixaBank SA ........... (53,206) (171,184) 87.4
Cellnex Telecom SA ....... (7,246) (328,574) 167.7
EDP Renovaveis SA ....... (2,076) (43,641) 22.3
Ferrovial SA ............. (26,090) (725,003) 370.0
Grifols SA .............. (25,566) (450,839) 230.1
Naturgy Energy Group SA ... (4,409) (139,599) 71.2
Siemens Gamesa Renewable
Energy SA ............ (8,533) (184,636) 94.2
Telefonica SA ............ (11,716) (54,615) 27.8
(2,903,221)
Sweden
Epiroc AB, Class A ........ (1,313) (28,018) 14.3
Essity AB, Class B ........ (5,686) (160,291) 81.8
Evolution AB ............ (646) (80,374) 41.0
Fastighets AB Balder, Class B . (1,562) (103,481) 52.8
Getinge AB, Class B ....... (1,397) (54,617) 27.9
H & M Hennes & Mauritz AB,
Class B .............. (1,521) (30,284) 15.5
Hexagon AB, Class B ...... (30,778) (415,136) 211.9
Investment AB Latour, Class B (7,293) (226,914) 115.8
L E Lundbergforetagen AB, Class
B .................. (3,789) (193,605) 98.8
Nibe Industrier AB, Class B ... (8,650) (82,214) 42.0
Sandvik AB ............. (1,953) (51,431) 26.2
Securitas AB, Class B ...... (2,019) (24,386) 12.4
Sinch AB ............... (12,564) (129,170) 65.9
Svenska Cellulosa AB SCA,
Class B .............. (36,439) (634,536) 323.8
Svenska Handelsbanken AB,
Class A .............. (4,993) (53,213) 27.2
Tele2 AB, Class B ......... (2,592) (37,714) 19.2
(2,305,384)
Switzerland
ABB Ltd. (Registered) ...... (14,300) (495,807) 253.0
Alcon, Inc. .............. (1,175) (90,603) 46.2
Bachem Holding AG
(Registered), Class B .... (38) (22,667) 11.6
Barry Callebaut AG (Registered) (63) (144,625) 73.8
Clariant AG (Registered) .... (3,621) (76,747) 39.2
Shares Value
% of Basket
Value
Switzerland (continued)
Credit Suisse Group AG
(Registered) ........... (14,454) $ (137,391) 70.1%
EMS-Chemie Holding AG
(Registered) ........... (228) (230,618) 117.7
Logitech International SA
(Registered) ........... (955) (80,248) 41.0
Lonza Group AG (Registered) . (192) (132,373) 67.6
Sika AG (Registered) ....... (298) (104,262) 53.2
Sonova Holding AG (Registered) (203) (72,317) 36.9
VAT Group AG ........... (231) (94,204) 48.1
(1,681,862)
Taiwan
Sea Ltd., ADR ........... (1,563) (234,935) 119.9
United Kingdom
abrdn plc ............... (16,316) (53,360) 27.2
Admiral Group plc ......... (1,847) (78,536) 40.1
AstraZeneca plc .......... (1,050) (122,144) 62.3
AVEVA Group plc ......... (8,851) (351,224) 179.3
Barclays plc ............. (27,339) (73,346) 37.4
BT Group plc ............ (85,211) (225,696) 115.2
Halma plc .............. (2,918) (98,902) 50.5
Hargreaves Lansdown plc ... (21,980) (399,063) 203.7
HSBC Holdings plc ........ (24,148) (171,870) 87.7
Informa plc .............. (4,994) (37,777) 19.3
Just Eat Takeaway.com NV ... (6,940) (342,703) 174.9
Liberty Global plc, Class C ... (1,879) (50,808) 25.9
Linde plc ............... (633) (201,724) 103.0
Melrose Industries plc ...... (17,007) (34,644) 17.7
National Grid plc .......... (27,237) (398,557) 203.4
NatWest Group plc ........ (88,424) (290,631) 148.3
Next plc ................ (358) (36,475) 18.6
Ocado Group plc ......... (12,963) (264,129) 134.8
Pearson plc ............. (3,082) (25,733) 13.1
Phoenix Group Holdings plc .. (30,839) (276,084) 140.9
Prudential plc ............ (5,498) (92,673) 47.3
Reckitt Benckiser Group plc .. (4,489) (363,709) 185.6
Rolls-Royce Holdings plc .... (115,419) (180,917) 92.3
Smith & Nephew plc ....... (4,078) (69,354) 35.4
SSE plc ................ (5,184) (111,539) 56.9
Standard Chartered plc ..... (11,920) (86,810) 44.3
Unilever plc ............. (6,120) (313,845) 160.2
(4,752,253)
United States
Affirm Holdings, Inc. ....... (305) (19,541) 10.0
Air Products and Chemicals, Inc. (2,580) (727,870) 371.5
Albemarle Corp. .......... (141) (31,124) 15.9
Allstate Corp. (The) ........ (335) (40,424) 20.6
Alnylam Pharmaceuticals, Inc. . (204) (28,070) 14.3
Amazon.com, Inc. ......... (14) (41,881) 21.4
AMC Entertainment Holdings,
Inc., Class A ........... (645) (10,359) 5.3
Ameren Corp. ............ (7,870) (698,384) 356.4
AMETEK, Inc. ........... (487) (66,607) 34.0
Amphenol Corp., Class A .... (1,785) (142,068) 72.5
Analog Devices, Inc. ....... (1,459) (239,232) 122.1
Anthem, Inc. ............ (272) (119,949) 61.2
Apollo Global Management, Inc. (1,259) (88,130) 45.0
Arthur J Gallagher & Co. .... (1,307) (206,428) 105.4
AT&T, Inc. .............. (3,356) (85,578) 43.7
Avalara, Inc. ............. (1,080) (118,390) 60.4
Ball Corp. .............. (2,086) (202,551) 103.4
Bank of America Corp. ...... (1,790) (82,591) 42.2
Bausch Health Cos., Inc. .... (1,374) (33,778) 17.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Becton Dickinson and Co. ... (1,057) $ (268,626) 137.1%
Bill.com Holdings, Inc. ...... (191) (35,948) 18.3
Bio-Rad Laboratories, Inc., Class
A .................. (132) (79,164) 40.4
Blackstone, Inc. .......... (199) (26,262) 13.4
Block, Inc. .............. (891) (108,960) 55.6
Boeing Co. (The) ......... (2,211) (442,731) 226.0
Boston Scientific Corp. ...... (287) (12,312) 6.3
Broadcom, Inc. ........... (77) (45,113) 23.0
Brookfield Renewable Corp. .. (492) (16,833) 8.6
Brown & Brown, Inc. ....... (2,087) (138,326) 70.6
Brown-Forman Corp., Class B . (856) (57,720) 29.5
Burlington Stores, Inc. ...... (58) (13,742) 7.0
Cable One, Inc. .......... (60) (92,684) 47.3
Caesars Entertainment, Inc. .. (1,615) (122,966) 62.8
Campbell Soup Co. ........ (3,719) (164,082) 83.7
CarMax, Inc. ............ (761) (84,600) 43.2
Carnival Corp. ........... (6,384) (126,467) 64.5
Carvana Co. ............ (1,190) (192,851) 98.4
Catalent, Inc. ............ (2,592) (269,387) 137.5
CenterPoint Energy, Inc. .... (1,890) (53,600) 27.4
Ceridian HCM Holding, Inc. .. (3,668) (278,108) 141.9
CF Industries Holdings, Inc. .. (324) (22,314) 11.4
Charles River Laboratories
International, Inc. ....... (263) (86,727) 44.3
Charles Schwab Corp. (The) .. (66) (5,788) 3.0
Charter Communications, Inc.,
Class A .............. (286) (169,695) 86.6
Chewy, Inc., Class A ....... (6,456) (307,370) 156.9
Cisco Systems, Inc. ........ (4,888) (272,115) 138.9
Citizens Financial Group, Inc. . (2,836) (145,969) 74.5
Citrix Systems, Inc. ........ (267) (27,218) 13.9
Clarivate plc ............. (994) (16,361) 8.4
Cloudflare, Inc., Class A ..... (782) (75,385) 38.5
CME Group, Inc. .......... (315) (72,292) 36.9
Coinbase Global, Inc., Class A (714) (135,767) 69.3
Comcast Corp., Class A ..... (1,556) (77,784) 39.7
Conagra Brands, Inc. ....... (5,998) (208,490) 106.4
Constellation Brands, Inc., Class
A .................. (1,381) (328,333) 167.6
Cooper Cos., Inc. (The) ..... (192) (76,474) 39.0
CoStar Group, Inc. ........ (2,948) (206,832) 105.6
Coterra Energy, Inc. ....... (1,346) (29,477) 15.0
Coupa Software, Inc. ....... (728) (97,749) 49.9
Crown Holdings, Inc. ....... (235) (26,884) 13.7
Danaher Corp. ........... (805) (230,061) 117.4
Discover Financial Services .. (551) (63,778) 32.6
DISH Network Corp., Class A . (6,083) (191,006) 97.5
Dollar General Corp. ....... (893) (186,173) 95.0
DoorDash, Inc., Class A ..... (668) (75,811) 38.7
Dow, Inc. ............... (979) (58,476) 29.8
DraftKings, Inc., Class A ..... (169) (3,733) 1.9
Eastman Chemical Co. ..... (669) (79,564) 40.6
Eaton Corp. plc ........... (1,031) (163,341) 83.4
Elanco Animal Health, Inc. ... (8,656) (225,402) 115.0
Enphase Energy, Inc. ....... (282) (39,613) 20.2
Entegris, Inc. ............ (196) (23,489) 12.0
Erie Indemnity Co., Class A .. (659) (121,322) 61.9
Estee Lauder Cos., Inc. (The),
Class A .............. (151) (47,080) 24.0
Etsy, Inc. ............... (121) (19,007) 9.7
Evergy, Inc. ............. (1,435) (93,218) 47.6
Exact Sciences Corp. ...... (4,197) (320,483) 163.6
Fidelity National Information
Services, Inc. .......... (217) (26,023) 13.3
Shares Value
% of Basket
Value
United States (continued)
First Citizens BancShares, Inc.,
Class A .............. (390) $ (303,841) 155.1%
Fiserv, Inc. .............. (875) (92,487) 47.2
FleetCor Technologies, Inc. ... (211) (50,273) 25.7
Ford Motor Co. ........... (9,026) (183,228) 93.5
Freeport-McMoRan, Inc. .... (191) (7,109) 3.6
Generac Holdings, Inc. ..... (337) (95,162) 48.6
General Electric Co. ....... (3,492) (329,924) 168.4
Global Payments, Inc. ...... (396) (59,352) 30.3
Globe Life, Inc. ........... (810) (82,863) 42.3
Guidewire Software, Inc. .... (654) (65,949) 33.7
Hasbro, Inc. ............. (350) (32,368) 16.5
HEICO Corp. ............ (786) (107,203) 54.7
Hess Corp. ............. (269) (24,826) 12.7
Honeywell International, Inc. .. (224) (45,804) 23.4
Horizon Therapeutics plc .... (1,060) (98,930) 50.5
Howmet Aerospace, Inc. .... (3,249) (101,011) 51.6
Humana, Inc. ............ (412) (161,710) 82.5
Huntington Bancshares, Inc. .. (9,330) (140,510) 71.7
Huntington Ingalls Industries,
Inc. ................. (237) (44,366) 22.6
IAC/InterActiveCorp ........ (922) (125,890) 64.2
International Business Machines
Corp. ............... (828) (110,596) 56.4
International Flavors &
Fragrances, Inc. ........ (288) (37,993) 19.4
International Paper Co. ..... (2,329) (112,374) 57.4
IPG Photonics Corp. ....... (1,126) (173,933) 88.8
IQVIA Holdings, Inc. ....... (455) (111,430) 56.9
J M Smucker Co. (The) ..... (2,196) (308,714) 157.6
Jack Henry & Associates, Inc. . (779) (130,724) 66.7
JPMorgan Chase & Co. ..... (1,931) (286,947) 146.4
Kellogg Co. ............. (344) (21,672) 11.1
Kimberly-Clark Corp. ....... (1,249) (171,925) 87.7
Las Vegas Sands Corp. ..... (4,158) (182,120) 92.9
Lear Corp. .............. (172) (28,779) 14.7
Leidos Holdings, Inc. ....... (1,271) (113,691) 58.0
Liberty Broadband Corp., Class
C .................. (1,299) (192,785) 98.4
Liberty Media Corp-Liberty
Formula One, Class C .... (2,526) (152,141) 77.6
Liberty Media Corp-Liberty
SiriusXM ............. (931) (43,319) 22.1
Live Nation Entertainment, Inc. (814) (89,141) 45.5
Lucid Group, Inc. ......... (2,129) (62,571) 31.9
Lululemon Athletica, Inc. .... (195) (65,083) 33.2
Lumen Technologies, Inc. .... (3,866) (47,784) 24.4
M&T Bank Corp. .......... (799) (135,335) 69.1
MarketAxess Holdings, Inc. .. (436) (150,193) 76.7
Marriott International, Inc., Class
A .................. (180) (29,002) 14.8
Martin Marietta Materials, Inc. . (485) (188,723) 96.3
Match Group, Inc. ......... (1,530) (172,431) 88.0
McCormick & Co., Inc. (Non-
Voting) .............. (1,407) (141,136) 72.0
MGM Resorts International ... (2,922) (124,828) 63.7
MongoDB, Inc. ........... (155) (62,792) 32.0
Netflix, Inc. .............. (281) (120,026) 61.3
Neurocrine Biosciences, Inc. .. (403) (31,845) 16.3
Newell Brands, Inc. ........ (1,798) (41,732) 21.3
Novavax, Inc. ............ (264) (24,737) 12.6
Novocure Ltd. ............ (305) (20,938) 10.7
Oak Street Health, Inc. ...... (4,269) (74,195) 37.9
Occidental Petroleum Corp. .. (2,325) (87,583) 44.7
Okta, Inc. ............... (165) (32,652) 16.7

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
34
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
ON Semiconductor Corp. .... (1,412) $ (83,308) 42.5%
Oracle Corp. ............ (520) (42,203) 21.5
PACCAR, Inc. ........... (2,042) (189,886) 96.9
Packaging Corp. of America .. (1,567) (236,037) 120.5
Parker-Hannifin Corp. ...... (76) (23,561) 12.0
Paycom Software, Inc. ...... (142) (47,613) 24.3
PayPal Holdings, Inc. ...... (958) (164,719) 84.1
Peloton Interactive, Inc., Class A (7,171) (195,983) 100.0
PerkinElmer, Inc. ......... (1,183) (203,677) 103.9
Pfizer, Inc. .............. (3,418) (180,094) 91.9
PG&E Corp. ............. (7,229) (92,459) 47.2
Plug Power, Inc. .......... (6,414) (140,274) 71.6
PNC Financial Services Group,
Inc. (The) ............ (494) (101,759) 51.9
PPL Corp. .............. (13,326) (395,516) 201.9
Progressive Corp. (The) ..... (3,757) (408,236) 208.3
PTC, Inc. ............... (529) (61,502) 31.4
Public Service Enterprise Group,
Inc. ................. (353) (23,485) 12.0
QIAGEN NV ............. (2,398) (118,539) 60.5
Qorvo, Inc. .............. (247) (33,908) 17.3
Quest Diagnostics, Inc. ..... (193) (26,059) 13.3
Republic Services, Inc. ..... (1,435) (183,192) 93.5
ResMed, Inc. ............ (50) (11,430) 5.8
RingCentral, Inc., Class A .... (147) (25,944) 13.2
Rollins, Inc. ............. (4,035) (124,480) 63.5
Roper Technologies, Inc. .... (1,129) (493,554) 251.9
Royal Caribbean Cruises Ltd. . (2,483) (193,202) 98.6
Royalty Pharma plc, Class A .. (1,920) (76,819) 39.2
RPM International, Inc. ..... (4,398) (389,707) 198.9
S&P Global, Inc. .......... (127) (52,733) 26.9
salesforce.com, Inc. ....... (251) (58,390) 29.8
Seagen, Inc. ............ (995) (133,837) 68.3
SEI Investments Co. ....... (681) (39,913) 20.4
Sensata Technologies Holding
plc ................. (1,585) (90,916) 46.4
Sherwin-Williams Co. (The) .. (564) (161,592) 82.5
Signature Bank ........... (79) (24,066) 12.3
Sirius XM Holdings, Inc. ..... (14,195) (90,280) 46.1
Snap, Inc., Class A ........ (1,191) (38,755) 19.8
SoFi Technologies, Inc. ..... (3,645) (45,490) 23.2
SolarEdge Technologies, Inc. . (130) (30,969) 15.8
Southern Co. (The) ........ (2,963) (205,899) 105.1
Southwest Airlines Co. ...... (1,288) (57,651) 29.4
SS&C Technologies Holdings,
Inc. ................. (1,908) (152,392) 77.8
Stanley Black & Decker, Inc. .. (599) (104,615) 53.4
STERIS plc ............. (891) (199,940) 102.0
Stryker Corp. ............ (165) (40,928) 20.9
Sunrun, Inc. ............. (2,265) (58,731) 30.0
Sysco Corp. ............. (334) (26,102) 13.3
T Rowe Price Group, Inc. .... (628) (96,982) 49.5
Take-Two Interactive Software,
Inc. ................. (727) (118,748) 60.6
TE Connectivity Ltd. ....... (150) (21,451) 10.9
Teladoc Health, Inc. ........ (3,883) (297,865) 152.0
Teledyne Technologies, Inc. .. (281) (118,422) 60.4
Teleflex, Inc. ............. (382) (118,493) 60.5
Tenaris SA .............. (32,628) (398,287) 203.3
Tesla, Inc. .............. (73) (68,381) 34.9
Thermo Fisher Scientific, Inc. . (821) (477,247) 243.6
TJX Cos., Inc. (The) ....... (717) (51,602) 26.3
T-Mobile US, Inc. ......... (2,282) (246,844) 126.0
Trade Desk, Inc. (The), Class A (1,031) (71,696) 36.6
Tradeweb Markets, Inc., Class A (275) (23,312) 11.9
Shares Value
% of Basket
Value
United States (continued)
TransUnion ............. (430) $ (44,342) 22.6%
Truist Financial Corp. ....... (679) (42,655) 21.8
Twilio, Inc., Class A ........ (585) (120,580) 61.5
Twitter, Inc. ............. (371) (13,916) 7.1
Tyler Technologies, Inc. ..... (652) (308,918) 157.7
Unity Software, Inc. ........ (1,241) (130,491) 66.6
Universal Health Services, Inc.,
Class B .............. (910) (118,355) 60.4
US Bancorp ............. (5,079) (295,547) 150.8
VF Corp. ............... (2,187) (142,614) 72.8
ViacomCBS, Inc. .......... (1,838) (61,481) 31.4
Viatris, Inc. .............. (4,016) (60,120) 30.7
Vimeo, Inc. ............. (1) (15) (0.0)
Vulcan Materials Co. ....... (795) (151,296) 77.2
W R Berkley Corp. ........ (1,966) (166,127) 84.8
Walt Disney Co. (The) ...... (885) (126,528) 64.6
Waste Connections, Inc. ..... (3,015) (375,970) 191.9
Waste Management, Inc. .... (1,441) (216,784) 110.6
WEC Energy Group, Inc. .... (428) (41,533) 21.2
Westinghouse Air Brake
Technologies Corp. ...... (31) (2,756) 1.4
Williams Cos., Inc. (The) .... (2,627) (78,652) 40.1
Willis Towers Watson plc .... (324) (75,803) 38.7
Wynn Resorts Ltd. ........ (474) (40,503) 20.7
Xylem, Inc. .............. (331) (34,762) 17.7
Zendesk, Inc. ............ (252) (24,825) 12.7
Zillow Group, Inc., Class C ... (514) (25,947) 13.2
Zimmer Biomet Holdings, Inc. . (3,157) (388,374) 198.2
Zoom Video Communications,
Inc., Class A ........... (580) (89,482) 45.7
Zscaler, Inc. ............. (206) (52,965) 27.0
(27,225,733)
Total Reference Entity — Short ............ (69,524,609)
Net Value of Reference Entity — BNP Paribas SA $ (195,941)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
January 31, 2022, expiration dates 02/24/23-02/27/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 4,574 132,590 314.0
ASX Ltd. ............... 2,498 148,153 350.9
Aurizon Holdings Ltd. ...... 86,527 216,478 512.7
Brambles Ltd. ............ 15,678 107,709 255.1
Cochlear Ltd. ............ 1,147 157,291 372.5
Coles Group Ltd. ......... 17,135 196,859 466.3
Sonic Healthcare Ltd. ...... 5,462 147,093 348.4
Tabcorp Holdings Ltd. ...... 8,658 30,420 72.1
1,136,593
Austria
OMV AG ............... 1,649 100,926 239.0
Raiffeisen Bank International AG 1,274 35,809 84.8
voestalpine AG ........... 144 4,787 11.3
141,522
Belgium
Proximus SADP .......... 2,204 45,007 106.6
UCB SA ............... 487 48,459 114.8
93,466

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Brazil
Wheaton Precious Metals Corp. 328 $ 13,224 31.3%
Canada
Alimentation Couche-Tard, Inc. 2,057 82,966 196.5
Bank of Montreal ......... 2,014 227,962 539.9
Canadian Imperial Bank of
Commerce ........... 222 27,877 66.0
Canadian Tire Corp. Ltd., Class
A .................. 465 67,137 159.0
CGI, Inc. ............... 237 20,235 47.9
Constellation Software, Inc. .. 107 184,290 436.5
Franco-Nevada Corp. ...... 261 34,509 81.7
Hydro One Ltd. ........... 903 23,329 55.3
Intact Financial Corp. ....... 866 117,336 277.9
Loblaw Cos. Ltd. .......... 407 31,400 74.4
Magna International, Inc. .... 285 22,961 54.4
Manulife Financial Corp. ..... 5,714 118,987 281.8
Open Text Corp. .......... 510 24,410 57.8
Power Corp. of Canada ..... 4,032 129,605 307.0
Royal Bank of Canada ...... 7 798 1.9
Sun Life Financial, Inc. ...... 1,409 79,797 189.0
Suncor Energy, Inc. ........ 1,102 31,487 74.6
TFI International, Inc. ....... 334 32,148 76.1
Thomson Reuters Corp. ..... 961 103,165 244.3
TMX Group Ltd. .......... 193 19,633 46.5
1,380,032
China
BOC Hong Kong Holdings Ltd. 120,000 463,361 1,097.5
Denmark
AP Moller - Maersk A/S, Class B 17 61,066 144.6
Coloplast A/S, Class B ...... 1,187 172,616 408.8
Novo Nordisk A/S, Class B ... 632 62,864 148.9
Novozymes A/S, Class B .... 1,453 99,745 236.3
Pandora A/S ............ 315 34,253 81.1
430,544
Finland
Elisa OYJ .............. 1,327 77,950 184.6
Kesko OYJ, Class B ....... 819 25,867 61.3
Nordea Bank Abp ......... 2,045 24,290 57.5
Stora Enso OYJ, Class R .... 4,878 99,302 235.2
227,409
France
Amundi SA ............. 1,111 86,365 204.5
Arkema SA ............. 1,852 273,852 648.6
BioMerieux ............. 2,538 297,613 704.9
BNP Paribas SA .......... 3,782 269,995 639.5
Bureau Veritas SA ......... 1,120 32,046 75.9
Capgemini SE ........... 1,105 248,422 588.4
Carrefour SA ............ 6,538 124,429 294.7
Cie de Saint-Gobain ....... 4,348 294,218 696.8
Credit Agricole SA ......... 2,058 30,961 73.3
Dassault Systemes SE ..... 4,194 202,815 480.4
Engie SA ............... 28,177 433,413 1,026.5
Eurazeo SE ............. 2,617 207,942 492.5
Hermes International ....... 73 109,604 259.6
Ipsen SA ............... 2,926 284,702 674.3
La Francaise des Jeux SAEM . 7,554 312,763 740.8
L'Oreal SA .............. 118 50,403 119.4
Orange SA .............. 56,804 667,302 1,580.5
Publicis Groupe SA ........ 14,102 955,564 2,263.2
Sanofi ................. 1,278 133,630 316.5
SEB SA ................ 431 65,413 154.9
Societe Generale SA ....... 11,358 421,613 998.6
Shares Value
% of Basket
Value
France (continued)
Teleperformance .......... 777 $ 292,610 693.0%
Thales SA .............. 3,955 364,839 864.1
Valeo ................. 4,823 134,989 319.7
Wendel SE ............. 933 101,339 240.0
6,396,842
Germany
Bayer AG (Registered) ...... 217 13,184 31.2
Deutsche Bank AG (Registered) 2,385 33,208 78.6
Deutsche Post AG (Registered) 728 43,811 103.8
E.ON SE ............... 7,159 98,740 233.9
Henkel AG & Co. KGaA
(Preference) .......... 132 10,796 25.6
Nemetschek SE .......... 1,790 165,453 391.9
SAP SE ................ 195 24,465 57.9
Siemens AG (Registered) .... 244 38,740 91.8
Symrise AG ............. 469 56,045 132.7
Vonovia SE ............. 326 18,568 44.0
503,010
Hong Kong
Power Assets Holdings Ltd. .. 3,500 21,506 50.9
Sun Hung Kai Properties Ltd. . 6,500 79,303 187.8
100,809
Israel
Bank Hapoalim BM ........ 6,557 68,047 161.2
Israel Discount Bank Ltd., Class
A .................. 5,994 40,195 95.2
108,242
Italy
Assicurazioni Generali SpA ... 9,330 196,348 465.0
Enel SpA ............... 1,969 15,155 35.9
Intesa Sanpaolo SpA ....... 10,118 30,069 71.2
Prysmian SpA ........... 1,874 63,194 149.7
Snam SpA .............. 4,198 23,524 55.7
328,290
Japan
Advantest Corp. .......... 1,600 136,180 322.5
Aisin Corp. .............. 900 32,682 77.4
Ajinomoto Co., Inc. ........ 900 25,111 59.5
Asahi Kasei Corp. ......... 11,800 116,560 276.1
Astellas Pharma, Inc. ....... 20,200 326,040 772.2
Capcom Co. Ltd. .......... 1,000 24,141 57.2
Chugai Pharmaceutical Co. Ltd. 4,100 133,167 315.4
Dai Nippon Printing Co. Ltd. .. 1,300 31,207 73.9
Daiwa House Industry Co. Ltd. 1,500 43,775 103.7
ENEOS Holdings, Inc. ...... 8,700 34,649 82.1
Hitachi Ltd. ............. 500 25,988 61.5
Honda Motor Co. Ltd. ...... 400 11,781 27.9
Hoya Corp. ............. 1,100 142,635 337.8
Iida Group Holdings Co. Ltd. .. 800 16,644 39.4
Japan Tobacco, Inc. ....... 4,200 83,853 198.6
Kajima Corp. ............ 5,200 62,804 148.7
KDDI Corp. ............. 4,200 134,185 317.8
Kikkoman Corp. .......... 600 45,353 107.4
Lawson, Inc. ............ 1,700 74,509 176.5
Marubeni Corp. ........... 28,100 289,147 684.8
Mazda Motor Corp. ........ 5,600 43,141 102.2
Mitsubishi Chemical Holdings
Corp. ............... 2,800 21,964 52.0
Mitsubishi Estate Co. Ltd. .... 1,800 25,924 61.4
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 22,986 54.4
Mitsui Chemicals, Inc. ...... 1,400 37,442 88.7

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
36
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
NEC Corp. .............. 900 $ 35,112 83.2%
NGK Insulators Ltd. ........ 5,400 91,248 216.1
Nippon Express Holdings, Inc. . 1,300 77,043 182.5
Nippon Telegraph & Telephone
Corp. ............... 7,000 200,324 474.5
Nitto Denko Corp. ......... 1,100 85,646 202.8
Nomura Real Estate Holdings,
Inc. ................. 2,100 49,175 116.5
Olympus Corp. ........... 4,600 102,934 243.8
Ono Pharmaceutical Co. Ltd. . 900 21,827 51.7
Osaka Gas Co. Ltd. ........ 6,100 103,739 245.7
Panasonic Corp. .......... 6,100 67,158 159.1
Recruit Holdings Co. Ltd. .... 200 9,886 23.4
Ricoh Co. Ltd. ........... 3,800 32,089 76.0
Rohm Co. Ltd. ........... 800 67,390 159.6
Seiko Epson Corp. ........ 3,900 60,748 143.9
Seven & i Holdings Co. Ltd. .. 2,100 106,803 253.0
Shimadzu Corp. .......... 4,900 176,800 418.7
Sohgo Security Services Co.
Ltd. ................ 500 18,134 42.9
Sompo Holdings, Inc. ...... 1,800 84,228 199.5
Subaru Corp. ............ 4,200 76,446 181.1
Sumitomo Chemical Co. Ltd. .. 13,700 69,090 163.6
Suzuki Motor Corp. ........ 500 21,287 50.4
Sysmex Corp. ........... 200 19,038 45.1
Terumo Corp. ............ 800 29,203 69.2
Tokyo Gas Co. Ltd. ........ 9,600 193,841 459.1
TOPPAN, Inc. ............ 3,000 57,066 135.2
Toray Industries, Inc. ....... 25,200 159,259 377.2
Toyo Suisan Kaisha Ltd. ..... 500 20,486 48.5
Yamaha Corp. ........... 3,500 159,443 377.6
Yamaha Motor Co. Ltd. ..... 4,300 102,398 242.5
4,239,709
Netherlands
Koninklijke DSM NV ....... 181 33,930 80.4
Koninklijke KPN NV ........ 17,376 57,315 135.7
NN Group NV ............ 423 23,672 56.1
Wolters Kluwer NV ........ 874 88,954 210.7
203,871
Norway
Orkla ASA .............. 2,486 23,757 56.3
Portugal
Galp Energia SGPS SA ..... 5,612 61,879 146.6
Russia
Coca-Cola HBC AG ........ 7,879 260,958 618.1
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 9,600 89,359 211.6
United Overseas Bank Ltd. ... 2,400 53,637 127.0
142,996
Spain
Repsol SA .............. 5,515 70,083 166.0
Sweden
Alfa Laval AB ............ 610 20,607 48.8
Assa Abloy AB, Class B ..... 1,207 33,050 78.3
Boliden AB .............. 1,208 48,915 115.9
Industrivarden AB, Class C ... 1,060 32,924 78.0
Investor AB, Class B ....... 6,581 142,886 338.4
Kinnevik AB, Class B ....... 976 29,171 69.1
Skanska AB, Class B ....... 1,951 47,766 113.1
Shares Value
% of Basket
Value
Sweden (continued)
Swedish Match AB ........ 3,243 $ 25,092 59.4%
Telefonaktiebolaget LM Ericsson,
Class B .............. 1,757 21,938 52.0
402,349
Switzerland
Adecco Group AG (Registered) 390 18,577 44.0
Baloise Holding AG (Registered) 447 78,304 185.5
Geberit AG (Registered) ..... 45 30,574 72.4
Julius Baer Group Ltd. ...... 1,435 93,777 222.1
Novartis AG (Registered) .... 1,737 150,927 357.5
Roche Holding AG ........ 1,558 602,945 1,428.1
SGS SA (Registered) ....... 17 48,477 114.8
Straumann Holding AG
(Registered) ........... 20 33,142 78.5
Swiss Life Holding AG
(Registered) ........... 163 104,908 248.5
Swiss Prime Site AG
(Registered) ........... 460 45,483 107.7
UBS Group AG (Registered) .. 5,699 105,714 250.4
Zurich Insurance Group AG .. 331 158,320 375.0
1,471,148
United Kingdom
3i Group plc ............. 1,589 29,593 70.1
Aviva plc ............... 2,022 11,938 28.3
BAE Systems plc ......... 7,614 59,585 141.1
CK Hutchison Holdings Ltd. .. 23,500 167,022 395.6
CNH Industrial NV ......... 1,311 19,982 47.3
Croda International plc ...... 1,364 147,310 348.9
Experian plc ............. 86 3,592 8.5
GlaxoSmithKline plc ....... 2,803 62,552 148.2
J Sainsbury plc ........... 15,165 59,592 141.1
Legal & General Group plc ... 25,430 99,430 235.5
RELX plc ............... 3,472 106,800 253.0
Severn Trent plc .......... 2,928 113,678 269.2
United Utilities Group plc .... 8,981 129,559 306.9
1,010,633
United States
3M Co. ................ 444 73,713 174.6
ABIOMED, Inc. ........... 232 68,642 162.6
Advanced Micro Devices, Inc. . 440 50,270 119.1
Agilent Technologies, Inc. .... 1,154 160,775 380.8
Alliant Energy Corp. ....... 1,271 76,082 180.2
Ally Financial, Inc. ......... 4,690 223,807 530.1
American Water Works Co., Inc. 182 29,266 69.3
Ameriprise Financial, Inc. .... 230 69,991 165.8
Ansys, Inc. .............. 326 110,843 262.5
Applied Materials, Inc. ...... 547 75,584 179.0
Assurant, Inc. ............ 209 31,875 75.5
Avery Dennison Corp. ...... 1,638 336,478 796.9
Biogen, Inc. ............. 203 45,878 108.7
Booz Allen Hamilton Holding
Corp. ............... 1,932 148,242 351.1
Bunge Ltd. .............. 1,327 131,187 310.7
Cadence Design Systems, Inc. 611 92,958 220.2
Capital One Financial Corp. .. 241 35,362 83.8
Cardinal Health, Inc. ....... 41 2,114 5.0
Cboe Global Markets, Inc. ... 245 29,040 68.8
CBRE Group, Inc., Class A ... 1,610 163,157 386.4
CDW Corp. ............. 383 72,406 171.5
CH Robinson Worldwide, Inc. . 333 34,848 82.5
Cintas Corp. ............. 86 33,672 79.7
CMS Energy Corp. ........ 391 25,173 59.6
Cognex Corp. ............ 1,976 131,325 311.0

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Cognizant Technology Solutions
Corp., Class A ......... 1,067 $ 91,143 215.9%
Colgate-Palmolive Co. ...... 319 26,302 62.3
ConocoPhillips ........... 1,212 107,407 254.4
Consolidated Edison, Inc. .... 611 52,821 125.1
Copart, Inc. ............. 697 90,087 213.4
CSX Corp. .............. 214 7,323 17.3
Cummins, Inc. ........... 530 117,066 277.3
Darden Restaurants, Inc. .... 323 45,178 107.0
Deere & Co. ............. 89 33,500 79.3
Dentsply Sirona, Inc. ....... 1,653 88,303 209.1
Devon Energy Corp. ....... 555 28,066 66.5
Dexcom, Inc. ............ 22 9,471 22.4
Domino's Pizza, Inc. ....... 163 74,108 175.5
Dover Corp. ............. 1,443 245,180 580.7
Dropbox, Inc., Class A ...... 9,554 236,461 560.0
DTE Energy Co. .......... 369 44,439 105.3
Eli Lilly & Co. ............ 169 41,471 98.2
Emerson Electric Co. ....... 262 24,091 57.1
EOG Resources, Inc. ....... 712 79,374 188.0
Equifax, Inc. ............. 94 22,537 53.4
Equitable Holdings, Inc. ..... 652 21,933 51.9
Everest Re Group Ltd. ...... 102 28,907 68.5
Expeditors International of
Washington, Inc. ........ 6,527 747,211 1,769.7
FactSet Research Systems, Inc. 16 6,750 16.0
First Republic Bank ........ 121 21,004 49.7
FMC Corp. .............. 981 108,273 256.4
Fortinet, Inc. ............. 931 276,730 655.4
Fortive Corp. ............ 1,261 88,951 210.7
Genuine Parts Co. ........ 279 37,171 88.0
Gilead Sciences, Inc. ....... 1,664 114,284 270.7
GoDaddy, Inc., Class A ..... 635 48,076 113.9
Halliburton Co. ........... 7,446 228,890 542.1
Hershey Co. (The) ........ 152 29,955 70.9
Hologic, Inc. ............. 833 58,510 138.6
Home Depot, Inc. (The) ..... 161 59,084 139.9
IDEXX Laboratories, Inc. .... 138 70,007 165.8
Illinois Tool Works, Inc. ...... 559 130,761 309.7
Incyte Corp. ............. 970 72,100 170.8
Intel Corp. .............. 866 42,278 100.1
Interpublic Group of Cos., Inc.
(The) ............... 1,654 58,783 139.2
Intuitive Surgical, Inc. ...... 332 94,348 223.5
Jacobs Engineering Group, Inc. 970 126,275 299.1
James Hardie Industries plc,
CDI ................ 3,443 115,875 274.4
JB Hunt Transport Services, Inc. 112 21,564 51.1
Juniper Networks, Inc. ...... 1,989 69,257 164.0
Keysight Technologies, Inc. ... 1,193 201,402 477.0
KLA Corp. .............. 105 40,873 96.8
Knight-Swift Transportation
Holdings, Inc. .......... 1,029 58,221 137.9
Laboratory Corp. of America
Holdings ............. 56 15,196 36.0
Lam Research Corp. ....... 310 182,875 433.1
Lennar Corp., Class A ...... 335 32,197 76.3
Lennox International, Inc. .... 289 81,966 194.1
Lincoln National Corp. ...... 335 23,443 55.5
LKQ Corp. .............. 1,190 65,319 154.7
Lowe's Cos., Inc. ......... 267 63,372 150.1
Lyft, Inc., Class A ......... 2,760 106,315 251.8
Masco Corp. ............ 352 22,292 52.8
Masimo Corp. ............ 647 142,256 336.9
McDonald's Corp. ......... 8 2,076 4.9
Shares Value
% of Basket
Value
United States (continued)
MetLife, Inc. ............. 1,077 $ 72,224 171.1%
Mettler-Toledo International, Inc. 181 266,555 631.3
Microsoft Corp. ........... 134 41,671 98.7
Molina Healthcare, Inc. ..... 53 15,395 36.5
Molson Coors Beverage Co.,
Class B .............. 380 18,111 42.9
Monolithic Power Systems, Inc. 47 18,938 44.9
Moody's Corp. ........... 86 29,498 69.9
Motorola Solutions, Inc. ..... 116 26,905 63.7
NetApp, Inc. ............. 550 47,581 112.7
Nordson Corp. ........... 424 98,597 233.5
Northern Trust Corp. ....... 373 43,507 103.0
Old Dominion Freight Line, Inc. 1,242 374,997 888.2
ONEOK, Inc. ............ 1,092 66,263 156.9
O'Reilly Automotive, Inc. .... 65 42,364 100.3
Owens Corning ........... 596 52,865 125.2
Paychex, Inc. ............ 333 39,214 92.9
Pentair plc .............. 1,643 104,659 247.9
PepsiCo, Inc. ............ 1,892 328,300 777.6
Philip Morris International, Inc. 286 29,415 69.7
Principal Financial Group, Inc. . 874 63,854 151.2
Procter & Gamble Co. (The) .. 285 45,728 108.3
Raymond James Financial, Inc. 387 40,972 97.0
Regions Financial Corp. ..... 4,708 108,002 255.8
Robert Half International, Inc. . 574 65,011 154.0
Roku, Inc. .............. 81 13,288 31.5
Schlumberger NV ......... 1,947 76,069 180.2
Sealed Air Corp. .......... 394 26,760 63.4
ServiceNow, Inc. .......... 427 250,128 592.4
Skyworks Solutions, Inc. .... 408 59,780 141.6
Splunk, Inc. ............. 387 47,957 113.6
State Street Corp. ......... 397 37,517 88.9
Synopsys, Inc. ........... 186 57,753 136.8
Target Corp. ............. 51 11,242 26.6
Tractor Supply Co. ........ 115 25,106 59.5
Trane Technologies plc ..... 246 42,583 100.9
Travelers Cos., Inc. (The) .... 208 34,565 81.9
Trimble, Inc. ............. 710 51,234 121.3
Uber Technologies, Inc. ..... 1,306 48,844 115.7
UGI Corp. .............. 6,873 311,691 738.2
Ulta Beauty, Inc. .......... 290 105,485 249.8
Vail Resorts, Inc. .......... 107 29,650 70.2
Veeva Systems, Inc., Class A . 690 163,213 386.6
VeriSign, Inc. ............ 368 79,922 189.3
Vertex Pharmaceuticals, Inc. .. 272 66,110 156.6
VMware, Inc., Class A ...... 187 24,026 56.9
Walgreens Boots Alliance, Inc. 685 34,086 80.7
Waters Corp. ............ 682 218,322 517.1
West Pharmaceutical Services,
Inc. ................. 174 68,420 162.0
Western Digital Corp. ....... 502 25,973 61.5
Western Union Co. (The) .... 2,397 45,327 107.4
Whirlpool Corp. ........... 222 46,662 110.5
Workday, Inc., Class A ...... 536 135,613 321.2
Xcel Energy, Inc. .......... 381 26,540 62.9
Yum! Brands, Inc. ......... 520 65,088 154.2
Zebra Technologies Corp., Class
A .................. 77 39,202 92.8
11,740,578
Total Reference Entity — Long ............ 30,951,305

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
38
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (33) $ (37,358) (88.5) %
Australia
Afterpay Ltd. ............ (556) (25,033) (59.3)
Commonwealth Bank of
Australia ............. (405) (27,009) (64.0)
Glencore plc ............ (22,941) (119,514) (283.1)
Magellan Financial Group Ltd. . (1,044) (13,891) (32.9)
Woodside Petroleum Ltd. .... (1,333) (23,819) (56.4)
(209,266)
Austria
Erste Group Bank AG ...... (1,237) (57,818) (136.9)
Verbund AG ............. (630) (66,723) (158.0)
(124,541)
Belgium
Elia Group SA/NV ......... (220) (29,688) (70.3)
Brazil
Yara International ASA ...... (1,022) (52,477) (124.3)
Canada
Air Canada ............. (1,619) (29,116) (69.0)
Algonquin Power & Utilities
Corp. ............... (5,757) (82,201) (194.7)
BCE, Inc. ............... (877) (45,811) (108.5)
BlackBerry Ltd. ........... (1,326) (10,911) (25.8)
CCL Industries, Inc., Class B .. (1,679) (87,784) (207.9)
Cenovus Energy, Inc. ....... (3,011) (43,798) (103.7)
Dollarama, Inc. ........... (2,199) (113,466) (268.7)
Emera, Inc. ............. (710) (33,641) (79.7)
Fairfax Financial Holdings Ltd. (61) (29,455) (69.8)
Fortis, Inc. .............. (1,157) (54,958) (130.2)
Great-West Lifeco, Inc. ..... (8,712) (272,158) (644.6)
Imperial Oil Ltd. .......... (1,830) (74,876) (177.3)
Ivanhoe Mines Ltd., Class A .. (6,057) (51,891) (122.9)
Kirkland Lake Gold Ltd. ..... (1,183) (44,560) (105.5)
Metro, Inc. .............. (4,201) (224,699) (532.2)
Northland Power, Inc. ...... (8,639) (250,168) (592.5)
Pan American Silver Corp. ... (648) (14,024) (33.2)
TC Energy Corp. .......... (749) (38,677) (91.6)
TELUS Corp. ............ (11,200) (263,534) (624.2)
(1,765,728)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (18,227) (43.2)
Prosus NV .............. (3,886) (323,299) (765.7)
(341,526)
Denmark
Ambu A/S, Class B ........ (1,839) (38,967) (92.3)
Chr Hansen Holding A/S .... (745) (59,746) (141.5)
DSV A/S ............... (702) (142,633) (337.8)
GN Store Nord A/S ........ (1,468) (88,834) (210.4)
Orsted A/S .............. (692) (73,729) (174.6)
Vestas Wind Systems A/S ... (8,433) (228,200) (540.5)
(632,109)
Finland
Fortum OYJ ............. (964) (26,240) (62.1)
France
Accor SA ............... (4,844) (178,024) (421.6)
Aeroports de Paris ........ (1,124) (152,528) (361.3)
Air Liquide SA ........... (2,294) (392,410) (929.4)
Shares Value
% of Basket
Value
France (continued)
Airbus SE .............. (2,434) $ (310,805) (736.1) %
Alstom SA .............. (11,851) (384,206) (910.0)
AXA SA ................ (85) (2,692) (6.4)
Bollore SA .............. (16,317) (87,952) (208.3)
Bouygues SA ............ (5,294) (186,704) (442.2)
Danone SA ............. (3,315) (206,694) (489.5)
Dassault Aviation SA ....... (3,450) (410,006) (971.1)
Edenred ............... (1,813) (77,873) (184.4)
Faurecia SE ............. (2,980) (132,098) (312.9)
Getlink SE .............. (37,142) (585,910) (1,387.7)
Legrand SA ............. (321) (32,669) (77.4)
LVMH Moet Hennessy Louis
Vuitton SE ............ (239) (196,309) (465.0)
Orpea SA .............. (3,514) (154,279) (365.4)
Remy Cointreau SA ........ (2,076) (432,915) (1,025.3)
Renault SA ............. (5,582) (221,842) (525.4)
Safran SA .............. (5,676) (687,189) (1,627.6)
Sartorius Stedim Biotech .... (255) (111,820) (264.8)
TotalEnergies SE ......... (1,152) (65,511) (155.2)
Ubisoft Entertainment SA .... (2,054) (117,868) (279.2)
Vinci SA ............... (2,694) (295,280) (699.4)
Vivendi SE .............. (29,667) (388,797) (920.8)
Worldline SA ............ (4,934) (239,152) (566.4)
(6,051,533)
Germany
adidas AG .............. (104) (28,539) (67.6)
BASF SE ............... (1,457) (111,590) (264.3)
Commerzbank AG ......... (10,462) (90,343) (214.0)
Deutsche Telekom AG
(Registered) ........... (1,202) (22,693) (53.7)
Fresenius Medical Care AG &
Co. KGaA ............ (2,345) (159,444) (377.6)
KION Group AG .......... (987) (91,251) (216.1)
Knorr-Bremse AG ......... (426) (43,192) (102.3)
Lanxess AG ............. (418) (25,450) (60.3)
MTU Aero Engines AG ...... (221) (47,026) (111.4)
Porsche Automobil Holding SE
(Preference) .......... (177) (16,576) (39.3)
Puma SE ............... (942) (100,749) (238.6)
Scout24 SE ............. (426) (25,451) (60.3)
Siemens Energy AG ....... (4,250) (95,595) (226.4)
Telefonica Deutschland Holding
AG ................. (39,537) (113,502) (268.8)
Uniper SE .............. (1,137) (51,449) (121.9)
United Internet AG (Registered),
Class G .............. (625) (24,510) (58.1)
Zalando SE ............. (1,582) (125,560) (297.4)
(1,172,920)
Hong Kong
AIA Group Ltd. ........... (11,000) (114,838) (272.0)
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (199,053) (471.4)
Melco Resorts & Entertainment
Ltd., ADR ............ (1,297) (13,696) (32.4)
MTR Corp. Ltd. ........... (119,839) (648,668) (1,536.3)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (256,826) (608.3)
(1,233,081)
Ireland
Flutter Entertainment plc .... (260) (39,558) (93.7)
Kerry Group plc, Class A .... (357) (44,981) (106.5)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Ireland (continued)
Kingspan Group plc ........ (234) $ (22,524) (53.4) %
(107,063)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (6,762) (57,004) (135.0)
Wix.com Ltd. ............ (277) (36,389) (86.2)
(93,393)
Italy
Atlantia SpA ............. (2,620) (48,615) (115.1)
Infrastrutture Wireless Italiane
SpA ................ (8,806) (94,950) (224.9)
Nexi SpA ............... (6,348) (92,855) (219.9)
(236,420)
Japan
ANA Holdings, Inc. ........ (5,300) (111,924) (265.1)
Asahi Intecc Co. Ltd. ....... (1,200) (20,473) (48.5)
Canon, Inc. ............. (2,600) (61,492) (145.6)
Central Japan Railway Co. ... (300) (39,363) (93.2)
Concordia Financial Group Ltd. (6,400) (26,300) (62.3)
Cosmos Pharmaceutical Corp. (100) (12,488) (29.6)
CyberAgent, Inc. .......... (600) (6,996) (16.6)
East Japan Railway Co. ..... (800) (45,682) (108.2)
FANUC Corp. ............ (200) (39,550) (93.7)
GMO Payment Gateway, Inc. . (200) (17,550) (41.6)
Hitachi Metals Ltd. ........ (5,900) (106,393) (252.0)
Inpex Corp. ............. (3,000) (30,328) (71.8)
Japan Post Bank Co. Ltd. .... (40,100) (394,494) (934.3)
Japan Post Holdings Co. Ltd. . (3,700) (31,581) (74.8)
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (41,532) (98.4)
Keio Corp. .............. (400) (17,992) (42.6)
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (107,506) (254.6)
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (54,511) (129.1)
Kobe Bussan Co. Ltd. ...... (100) (3,113) (7.4)
Koito Manufacturing Co. Ltd. .. (1,000) (50,211) (118.9)
Konami Holdings Corp. ..... (500) (26,955) (63.8)
Kose Corp. ............. (500) (45,715) (108.3)
Kubota Corp. ............ (15,500) (332,406) (787.3)
Lasertec Corp. ........... (500) (112,169) (265.7)
M3, Inc. ................ (900) (34,602) (82.0)
Mercari, Inc. ............. (800) (30,213) (71.6)
Mitsubishi Corp. .......... (800) (27,162) (64.3)
Mitsui & Co. Ltd. .......... (10,700) (266,809) (631.9)
Murata Manufacturing Co. Ltd. (200) (15,037) (35.6)
Nexon Co. Ltd. ........... (2,700) (50,899) (120.6)
Nidec Corp. ............. (300) (26,589) (63.0)
Nintendo Co. Ltd. ......... (100) (49,004) (116.1)
Nippon Paint Holdings Co. Ltd. (11,100) (88,771) (210.3)
Nippon Sanso Holdings Corp. . (1,000) (19,859) (47.0)
Nissan Motor Co. Ltd. ...... (9,100) (48,163) (114.1)
NTT Data Corp. .......... (1,200) (23,005) (54.5)
Obic Co. Ltd. ............ (300) (49,567) (117.4)
Odakyu Electric Railway Co. Ltd. (1,800) (31,807) (75.3)
Open House Group Co. Ltd. .. (1,100) (56,951) (134.9)
Oriental Land Co. Ltd. ...... (400) (69,633) (164.9)
Otsuka Corp. ............ (1,000) (40,577) (96.1)
Pan Pacific International
Holdings Corp. ......... (11,100) (149,393) (353.8)
Pola Orbis Holdings, Inc. .... (6,400) (95,388) (225.9)
SG Holdings Co. Ltd. ....... (3,500) (74,299) (176.0)
Shimano, Inc. ............ (500) (112,121) (265.6)
Shares Value
% of Basket
Value
Japan (continued)
Shiseido Co. Ltd. ......... (100) $ (5,044) (11.9) %
SoftBank Group Corp. ...... (900) (39,870) (94.4)
Square Enix Holdings Co. Ltd. . (700) (34,327) (81.3)
SUMCO Corp. ........... (3,200) (58,995) (139.7)
Sumitomo Metal Mining Co. Ltd. (600) (27,714) (65.6)
T&D Holdings, Inc. ........ (3,500) (51,724) (122.5)
Takeda Pharmaceutical Co. Ltd. (13,800) (399,968) (947.3)
Tobu Railway Co. Ltd. ...... (900) (21,081) (49.9)
Toho Co. Ltd. ............ (1,700) (65,854) (156.0)
Tokyo Electric Power Co.
Holdings, Inc. .......... (39,100) (104,172) (246.7)
Toyota Motor Corp. ........ (15,400) (304,353) (720.8)
Unicharm Corp. .......... (3,100) (119,795) (283.7)
Z Holdings Corp. .......... (17,300) (87,861) (208.1)
(4,417,331)
Jordan
Hikma Pharmaceuticals plc ... (3,441) (96,669) (229.0)
Luxembourg
Eurofins Scientific SE ...... (2,247) (225,605) (534.3)
Netherlands
ABN AMRO Bank NV, CVA ... (2,066) (33,157) (78.5)
Adyen NV .............. (8) (16,279) (38.6)
Akzo Nobel NV ........... (259) (26,809) (63.5)
Euronext NV ............ (276) (26,610) (63.0)
Heineken NV ............ (2,082) (223,287) (528.9)
IMCD NV ............... (243) (41,801) (99.0)
JDE Peet's NV ........... (2,146) (64,260) (152.2)
(432,203)
Norway
Mowi ASA .............. (3,658) (89,781) (212.7)
Poland
InPost SA .............. (1,518) (12,324) (29.2)
Saudi Arabia
Delivery Hero SE ......... (444) (34,272) (81.2)
Singapore
Venture Corp. Ltd. ......... (1,600) (20,963) (49.6)
Spain
Aena SME SA ........... (714) (115,370) (273.2)
Amadeus IT Group SA ...... (609) (41,875) (99.2)
EDP Renovaveis SA ....... (2,474) (52,007) (123.2)
Ferrovial SA ............. (2,967) (82,449) (195.3)
Grifols SA .............. (2,949) (52,004) (123.1)
Naturgy Energy Group SA ... (225) (7,124) (16.9)
Siemens Gamesa Renewable
Energy SA ............ (7,815) (169,100) (400.5)
(519,929)
Sweden
Atlas Copco AB, Class A .... (555) (32,848) (77.8)
Embracer Group AB ....... (3,282) (32,929) (78.0)
Epiroc AB, Class A ........ (1,349) (28,786) (68.2)
Fastighets AB Balder, Class B . (561) (37,166) (88.0)
H & M Hennes & Mauritz AB,
Class B .............. (1,876) (37,353) (88.5)
Hexagon AB, Class B ...... (5,681) (76,626) (181.5)
Investment AB Latour, Class B (3,046) (94,773) (224.5)
Lifco AB, Class B ......... (1,535) (35,981) (85.2)
Nibe Industrier AB, Class B ... (6,529) (62,055) (147.0)
Sandvik AB ............. (1,002) (26,387) (62.5)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
40
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Sweden (continued)
Svenska Cellulosa AB SCA,
Class B .............. (4,116) $ (71,675) (169.7) %
(536,579)
Switzerland
ABB Ltd. (Registered) ...... (883) (30,615) (72.5)
Alcon, Inc. .............. (1,545) (119,133) (282.2)
Bachem Holding AG
(Registered), Class B .... (163) (97,231) (230.3)
Barry Callebaut AG (Registered) (13) (29,843) (70.7)
Credit Suisse Group AG
(Registered) ........... (4,867) (46,263) (109.6)
EMS-Chemie Holding AG
(Registered) ........... (27) (27,310) (64.7)
Temenos AG (Registered) ... (679) (81,388) (192.8)
(431,783)
Taiwan
Sea Ltd., ADR ........... (688) (103,413) (244.9)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
United Kingdom
Associated British Foods plc .. (1,588) (41,917) (99.3)
AVEVA Group plc ......... (1,656) (65,713) (155.6)
BT Group plc ............ (7,987) (21,155) (50.1)
Bunzl plc ............... (801) (30,003) (71.1)
Halma plc .............. (2,102) (71,244) (168.7)
Hargreaves Lansdown plc ... (4,918) (89,290) (211.5)
Informa plc .............. (4,731) (35,787) (84.8)
Melrose Industries plc ...... (23,862) (48,607) (115.1)
NatWest Group plc ........ (25,230) (82,925) (196.4)
Phoenix Group Holdings plc .. (13,456) (120,464) (285.3)
Reckitt Benckiser Group plc .. (40) (3,241) (7.7)
SSE plc ................ (2,352) (50,606) (119.9)
Standard Chartered plc ..... (7,422) (54,053) (128.0)
Vodafone Group plc ........ (80,818) (141,906) (336.1)
(856,911)
United States
Air Products and Chemicals, Inc. (511) (144,163) (341.4)
Albemarle Corp. .......... (243) (53,640) (127.0)
Amazon.com, Inc. ......... (32) (95,727) (226.7)
AMETEK, Inc. ........... (154) (21,063) (49.9)
Amphenol Corp., Class A .... (2,932) (233,358) (552.7)
Analog Devices, Inc. ....... (2,021) (331,383) (784.9)
Arthur J Gallagher & Co. .... (180) (28,429) (67.3)
Avalara, Inc. ............. (483) (52,946) (125.4)
Ball Corp. .............. (1,119) (108,655) (257.3)
Bank of America Corp. ...... (923) (42,587) (100.9)
Becton Dickinson and Co. ... (426) (108,264) (256.4)
Bentley Systems, Inc., Class B (557) (22,375) (53.0)
BioMarin Pharmaceutical, Inc. . (226) (20,030) (47.4)
Bio-Rad Laboratories, Inc., Class
A .................. (60) (35,984) (85.2)
Black Knight, Inc. ......... (1,827) (136,294) (322.8)
Block, Inc., Class A ........ (1,143) (139,777) (331.1)
Booking Holdings, Inc. ...... (31) (76,140) (180.3)
Broadcom, Inc. ........... (40) (23,435) (55.5)
Brookfield Renewable Corp. .. (513) (17,551) (41.6)
Brown & Brown, Inc. ....... (2,287) (151,582) (359.0)
Brown-Forman Corp., Class B . (1,969) (132,770) (314.5)
Burlington Stores, Inc. ...... (341) (80,793) (191.4)
Cable One, Inc. .......... (15) (23,171) (54.9)
Caesars Entertainment, Inc. .. (567) (43,171) (102.2)
CarMax, Inc. ............ (407) (45,246) (107.2)
Shares Value
% of Basket
Value
United States (continued)
Carrier Global Corp. ....... (793) $ (37,810) (89.6) %
Carvana Co. ............ (353) (57,207) (135.5)
CenterPoint Energy, Inc. .... (7,948) (225,405) (533.9)
Ceridian HCM Holding, Inc. .. (1,124) (85,222) (201.8)
CF Industries Holdings, Inc. .. (421) (28,994) (68.7)
Charles Schwab Corp. (The) .. (1,000) (87,700) (207.7)
Charter Communications, Inc.,
Class A .............. (74) (43,907) (104.0)
Chewy, Inc., Class A ....... (2,366) (112,645) (266.8)
Church & Dwight Co., Inc. ... (2,210) (226,857) (537.3)
Cincinnati Financial Corp. .... (1,197) (141,043) (334.1)
Citizens Financial Group, Inc. . (926) (47,661) (112.9)
Citrix Systems, Inc. ........ (254) (25,893) (61.3)
Clarivate plc ............. (1,452) (23,900) (56.6)
CME Group, Inc. .......... (216) (49,572) (117.4)
Constellation Brands, Inc., Class
A .................. (1,132) (269,133) (637.4)
Costco Wholesale Corp. ..... (160) (80,821) (191.4)
Coupa Software, Inc. ....... (253) (33,970) (80.5)
Crowdstrike Holdings, Inc., Class
A .................. (141) (25,470) (60.3)
Crown Holdings, Inc. ....... (499) (57,086) (135.2)
DISH Network Corp., Class A . (1,150) (36,110) (85.5)
Dollar General Corp. ....... (347) (72,343) (171.3)
Dollar Tree, Inc. .......... (687) (90,148) (213.5)
DoorDash, Inc., Class A ..... (103) (11,689) (27.7)
DR Horton, Inc. ........... (63) (5,621) (13.3)
DraftKings, Inc., Class A ..... (1,076) (23,769) (56.3)
Eastman Chemical Co. ..... (524) (62,319) (147.6)
Eaton Corp. plc ........... (184) (29,151) (69.0)
Edison International ........ (861) (54,062) (128.0)
Elanco Animal Health, Inc. ... (870) (22,655) (53.7)
Enphase Energy, Inc. ....... (181) (25,425) (60.2)
Erie Indemnity Co., Class A .. (768) (141,389) (334.9)
Exact Sciences Corp. ...... (165) (12,599) (29.8)
F5, Inc. ................ (166) (34,465) (81.6)
Fiserv, Inc. .............. (1,405) (148,509) (351.7)
Fiverr International Ltd. ..... (192) (16,380) (38.8)
FleetCor Technologies, Inc. ... (66) (15,725) (37.2)
Ford Motor Co. ........... (2,935) (59,581) (141.1)
Freeport-McMoRan, Inc. .... (2,397) (89,216) (211.3)
Generac Holdings, Inc. ..... (115) (32,474) (76.9)
General Electric Co. ....... (317) (29,950) (70.9)
Global Payments, Inc. ...... (467) (69,994) (165.8)
Globe Life, Inc. ........... (220) (22,506) (53.3)
Guidewire Software, Inc. .... (413) (41,647) (98.6)
Hasbro, Inc. ............. (1,311) (121,241) (287.2)
HEICO Corp. ............ (318) (43,372) (102.7)
Horizon Therapeutics plc .... (356) (33,225) (78.7)
Howmet Aerospace, Inc. .... (3,337) (103,747) (245.7)
Humana, Inc. ............ (321) (125,993) (298.4)
Huntington Ingalls Industries,
Inc. ................. (408) (76,378) (180.9)
IAC/InterActiveCorp ........ (1,808) (246,864) (584.7)
Ingersoll Rand, Inc. ........ (637) (35,806) (84.8)
IPG Photonics Corp. ....... (838) (129,446) (306.6)
J M Smucker Co. (The) ..... (1,743) (245,031) (580.3)
Jack Henry & Associates, Inc. . (253) (42,456) (100.6)
Las Vegas Sands Corp. ..... (2,596) (113,705) (269.3)
Liberty Broadband Corp., Class
C .................. (231) (34,283) (81.2)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,800) (108,414) (256.8)
Live Nation Entertainment, Inc. (1,655) (181,239) (429.3)
Lululemon Athletica, Inc. .... (180) (60,077) (142.3)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
MarketAxess Holdings, Inc. .. (155) $ (53,394) (126.5) %
Marriott International, Inc., Class
A .................. (645) (103,922) (246.1)
McCormick & Co., Inc. (Non-
Voting) .............. (278) (27,886) (66.0)
Medtronic plc ............ (588) (60,852) (144.1)
MGM Resorts International ... (574) (24,521) (58.1)
Neurocrine Biosciences, Inc. .. (862) (68,115) (161.3)
Newmont Corp. .......... (487) (29,790) (70.6)
NRG Energy, Inc. ......... (4,830) (192,862) (456.8)
Oak Street Health, Inc. ...... (678) (11,784) (27.9)
Okta, Inc. ............... (447) (88,457) (209.5)
ON Semiconductor Corp. .... (428) (25,252) (59.8)
PACCAR, Inc. ........... (1,653) (153,712) (364.1)
Packaging Corp. of America .. (739) (111,316) (263.6)
Parker-Hannifin Corp. ...... (104) (32,241) (76.4)
Paycom Software, Inc. ...... (265) (88,855) (210.4)
PayPal Holdings, Inc. ...... (1,027) (176,582) (418.2)
Peloton Interactive, Inc., Class A (536) (14,649) (34.7)
Pioneer Natural Resources Co. (272) (59,538) (141.0)
PNC Financial Services Group,
Inc. (The) ............ (119) (24,513) (58.1)
PPL Corp. .............. (4,169) (123,736) (293.1)
Quest Diagnostics, Inc. ..... (444) (59,949) (142.0)
ResMed, Inc. ............ (99) (22,631) (53.6)
Roper Technologies, Inc. .... (89) (38,907) (92.2)
Royal Caribbean Cruises Ltd. . (262) (20,386) (48.3)
Royalty Pharma plc, Class A .. (2,868) (114,749) (271.8)
RPM International, Inc. ..... (722) (63,976) (151.5)
S&P Global, Inc. .......... (50) (20,761) (49.2)
salesforce.com, Inc. ....... (116) (26,985) (63.9)
Schneider Electric SE ...... (1,080) (182,947) (433.3)
SEI Investments Co. ....... (996) (58,376) (138.3)
Sensata Technologies Holding
plc ................. (369) (21,166) (50.1)
Sherwin-Williams Co. (The) .. (422) (120,907) (286.4)
Signature Bank ........... (326) (99,309) (235.2)
Snap-on, Inc. ............ (107) (22,283) (52.8)
SolarEdge Technologies, Inc. . (86) (20,487) (48.5)
Southern Co. (The) ........ (1,791) (124,457) (294.8)
Southwest Airlines Co. ...... (382) (17,098) (40.5)
SS&C Technologies Holdings,
Inc. ................. (1,123) (89,694) (212.4)
STERIS plc ............. (415) (93,126) (220.6)
Stryker Corp. ............ (177) (43,905) (104.0)
Take-Two Interactive Software,
Inc. ................. (548) (89,510) (212.0)
Teladoc Health, Inc. ........ (3) (230) (0.5)
Teledyne Technologies, Inc. .. (131) (55,207) (130.8)
Teleflex, Inc. ............. (289) (89,645) (212.3)
Thermo Fisher Scientific, Inc. . (114) (66,268) (157.0)
Trade Desk, Inc. (The), Class A (2,106) (146,451) (346.9)
Tradeweb Markets, Inc., Class A (267) (22,634) (53.6)
Twilio, Inc., Class A ........ (336) (69,256) (164.0)
UnitedHealth Group, Inc. .... (219) (103,493) (245.1)
Unity Software, Inc. ........ (245) (25,762) (61.0)
US Bancorp ............. (1,454) (84,608) (200.4)
VF Corp. ............... (633) (41,278) (97.8)
Vistra Corp. ............. (2,795) (60,959) (144.4)
Vulcan Materials Co. ....... (604) (114,947) (272.2)
Walt Disney Co. (The) ...... (368) (52,613) (124.6)
Waste Connections, Inc. ..... (1,015) (126,571) (299.8)
Waste Management, Inc. .... (669) (100,644) (238.4)
Wayfair, Inc., Class A ....... (214) (33,367) (79.0)
Shares Value
% of Basket
Value
United States (continued)
Westinghouse Air Brake
Technologies Corp. ...... (251) $ (22,314) (52.9) %
Westrock Co. ............ (1,659) (76,579) (181.4)
Willis Towers Watson plc .... (139) (32,520) (77.0)
Zillow Group, Inc., Class C ... (725) (36,598) (86.7)
Zimmer Biomet Holdings, Inc. . (1,085) (133,477) (316.1)
Zoom Video Communications,
Inc., Class A ........... (137) (21,136) (50.1)
(11,017,977)
Total Reference Entity — Short ............ (30,909,083)
Net Value of Reference Entity — Citibank NA .. $ 42,222
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of January 31, 2022, expiration date 02/08/23:
Reference Entity — Long
France
Adevinta ASA ............ 2,874 30,152 148.5
Suez SA ............... 864 19,248 94.8
49,400
Norway
Mowi ASA .............. 7,608 186,730 919.7
Norsk Hydro ASA ......... 707 5,434 26.8
Orkla ASA .............. 24,543 234,543 1,155.1
426,707
Spain
Iberdrola SA ............. 5,612 1,056 5.2
Total Reference Entity — Long ............ 477,163
Reference Entity — Short
France
Adevinta ASA ............ (2,874) (30,152) (148.5)
Norway
Mowi ASA .............. (7,608) (186,730) (919.7)
Norsk Hydro ASA ......... (707) (5,434) (26.8)
Orkla ASA .............. (24,543) (234,543) (1,155.1)
(426,707)
United Arab Emirates
NMC Health plc .......... (6,160) — (0.0)
Total Reference Entity — Short ............ (456,859)
Net Value of Reference Entity — Credit Suisse
International ......................... $ 20,304
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of January 31, 2022, expiration dates 02/27/23-03/01/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 2,874 83,311 707.6
Aurizon Holdings Ltd. ...... 6,809 17,035 144.7
Brambles Ltd. ............ 9,921 68,158 578.9
Cochlear Ltd. ............ 302 41,414 351.7
Coles Group Ltd. ......... 14,326 164,587 1,397.9
REA Group Ltd. .......... 488 50,555 429.4
Rio Tinto Ltd. ............ 598 47,544 403.8
Rio Tinto plc ............. 527 37,146 315.5

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
42
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Australia (continued)
Sonic Healthcare Ltd. ...... 2,377 $ 64,013 543.7%
South32 Ltd. ............ 7,867 21,645 183.8
Telstra Corp. Ltd. ......... 12,912 35,894 304.9
Wesfarmers Ltd. .......... 804 29,999 254.8
661,301
Austria
OMV AG ............... 3,578 218,989 1,860.0
voestalpine AG ........... 616 20,479 173.9
239,468
Belgium
Groupe Bruxelles Lambert SA . 2,250 241,431 2,050.6
Proximus SADP .......... 1,490 30,427 258.4
UCB SA ............... 1,012 100,699 855.3
Umicore SA ............. 653 24,720 210.0
397,277
Canada
Bank of Montreal ......... 3,460 391,633 3,326.3
Bank of Nova Scotia (The) ... 339 24,418 207.4
Brookfield Infrastructure Corp.,
Class A .............. 14 929 7.9
Canadian Apartment Properties
REIT ................ 536 23,575 200.2
Canadian Imperial Bank of
Commerce ........... 2,011 252,524 2,144.8
Canadian Tire Corp. Ltd., Class
A .................. 798 115,216 978.6
Constellation Software, Inc. .. 106 182,568 1,550.6
Empire Co. Ltd., Class A .... 2,094 64,608 548.7
Franco-Nevada Corp. ...... 446 58,970 500.9
George Weston Ltd. ....... 577 62,922 534.4
Gildan Activewear, Inc. ...... 571 22,729 193.1
Hydro One Ltd. ........... 20,404 527,135 4,477.2
Intact Financial Corp. ....... 1,084 146,873 1,247.4
Kinross Gold Corp. ........ 5,618 30,363 257.9
Loblaw Cos. Ltd. .......... 4,549 350,958 2,980.8
Magna International, Inc. .... 2,486 200,284 1,701.1
Manulife Financial Corp. ..... 11,412 237,640 2,018.4
National Bank of Canada .... 927 74,166 629.9
Nutrien Ltd. ............. 1,263 88,211 749.2
Onex Corp. ............. 569 40,873 347.2
Open Text Corp. .......... 1,430 68,443 581.3
Parkland Corp. ........... 921 24,489 208.0
Power Corp. of Canada ..... 2,641 84,893 721.0
Quebecor, Inc., Class B ..... 1,200 28,377 241.0
Ritchie Bros Auctioneers, Inc. . 238 14,507 123.2
Royal Bank of Canada ...... 1,315 149,930 1,273.4
Suncor Energy, Inc. ........ 2,341 66,888 568.1
TFI International, Inc. ....... 2,412 232,158 1,971.8
Thomson Reuters Corp. ..... 1,576 169,186 1,437.0
TMX Group Ltd. .......... 626 63,681 540.9
Tourmaline Oil Corp. ....... 1,481 52,802 448.5
3,851,949
China
NXP Semiconductors NV .... 867 178,116 1,512.8
Denmark
AP Moller - Maersk A/S, Class B 10 35,921 305.1
Coloplast A/S, Class B ...... 728 105,867 899.2
Novo Nordisk A/S, Class B ... 3,415 339,684 2,885.1
Novozymes A/S, Class B .... 614 42,150 358.0
Pandora A/S ............ 217 23,597 200.4
547,219
Shares Value
% of Basket
Value
Finland
Kesko OYJ, Class B ....... 699 $ 22,077 187.5%
Neste OYJ .............. 1,758 79,285 673.4
Nokia OYJ .............. 6,351 37,875 321.7
Orion OYJ, Class B ........ 507 20,616 175.1
Stora Enso OYJ, Class R .... 2,614 53,213 452.0
UPM-Kymmene OYJ ....... 3,313 120,747 1,025.5
333,813
France
Amundi SA ............. 260 20,211 171.7
Arkema SA ............. 345 51,015 433.3
BioMerieux ............. 1,077 126,292 1,072.6
BNP Paribas SA .......... 2,019 144,135 1,224.2
Bureau Veritas SA ......... 1,618 46,295 393.2
Carrefour SA ............ 1,261 23,999 203.8
Cie de Saint-Gobain ....... 361 24,428 207.5
Credit Agricole SA ......... 11,411 171,672 1,458.1
Dassault Systemes SE ..... 3,007 145,414 1,235.1
Engie SA ............... 13,075 201,117 1,708.2
EssilorLuxottica SA ........ 149 28,189 239.4
Hermes International ....... 128 192,182 1,632.3
Kering SA .............. 108 80,651 685.0
La Francaise des Jeux SAEM . 2,238 92,661 787.0
Pernod Ricard SA ......... 267 57,111 485.1
Publicis Groupe SA ........ 7,018 475,546 4,039.0
Sanofi ................. 2,220 232,128 1,971.5
SEB SA ................ 290 44,013 373.8
Societe Generale SA ....... 4,697 174,354 1,480.9
Teleperformance .......... 853 321,230 2,728.3
Thales SA .............. 2,089 192,705 1,636.7
Wendel SE ............. 200 21,723 184.5
2,867,071
Germany
Allianz SE (Registered) ..... 264 67,783 575.7
Bayer AG (Registered) ...... 3,225 195,931 1,664.1
Covestro AG ............ 1,473 88,370 750.6
Deutsche Boerse AG ....... 1,015 180,419 1,532.4
Deutsche Post AG (Registered) 6,813 410,010 3,482.4
E.ON SE ............... 14,102 194,502 1,652.0
GEA Group AG ........... 4,160 196,540 1,669.3
HeidelbergCement AG ...... 240 16,701 141.8
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 86 27,226 231.2
SAP SE ................ 345 43,284 367.6
Symrise AG ............. 1,321 157,859 1,340.8
Vonovia SE ............. 1,716 97,736 830.1
1,676,361
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 490,642 4,167.2
CLP Holdings Ltd. ......... 3,500 35,026 297.5
Hongkong Land Holdings Ltd. . 5,300 28,704 243.8
New World Development Co.
Ltd. ................ 28,000 114,305 970.8
Power Assets Holdings Ltd. .. 8,500 52,229 443.6
Sun Hung Kai Properties Ltd. . 9,000 109,805 932.6
830,711
Israel
Bank Hapoalim BM ........ 8,059 83,634 710.3
Bank Leumi Le-Israel BM .... 4,666 50,043 425.0
Check Point Software
Technologies Ltd. ....... 308 37,271 316.6
170,948

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Italy
Eni SpA ................ 1,856 $ 27,879 236.8%
Intesa Sanpaolo SpA ....... 10,686 31,757 269.7
Terna - Rete Elettrica Nazionale 14,143 111,127 943.9
170,763
Japan
Advantest Corp. .......... 1,100 93,624 795.2
Aisin Corp. .............. 500 18,157 154.2
Ajinomoto Co., Inc. ........ 800 22,321 189.6
Asahi Kasei Corp. ......... 22,300 220,278 1,870.9
Astellas Pharma, Inc. ....... 6,000 96,843 822.5
Bridgestone Corp. ......... 5,100 223,335 1,896.9
Brother Industries Ltd. ...... 3,400 62,615 531.8
Chubu Electric Power Co., Inc. 2,100 21,033 178.6
Chugai Pharmaceutical Co. Ltd. 5,200 168,895 1,434.5
Dai-ichi Life Holdings, Inc. ... 1,200 27,011 229.4
Denso Corp. ............ 1,300 97,024 824.1
Dentsu Group, Inc. ........ 2,100 72,727 617.7
Eisai Co. Ltd. ............ 500 25,043 212.7
ENEOS Holdings, Inc. ...... 41,000 163,288 1,386.9
Fuji Electric Co. Ltd. ....... 900 48,102 408.5
Fujitsu Ltd. .............. 100 13,220 112.3
Hino Motors Ltd. .......... 11,500 99,963 849.0
Honda Motor Co. Ltd. ...... 5,200 153,154 1,300.8
Idemitsu Kosan Co. Ltd. ..... 5,700 146,043 1,240.4
Iida Group Holdings Co. Ltd. .. 2,600 54,092 459.4
Isuzu Motors Ltd. ......... 1,700 20,825 176.9
Ito En Ltd. .............. 800 43,091 366.0
Japan Post Insurance Co. Ltd. 2,000 35,067 297.8
Japan Tobacco, Inc. ....... 3,100 61,891 525.7
JSR Corp. .............. 4,000 132,593 1,126.2
Kajima Corp. ............ 16,700 201,696 1,713.1
Kao Corp. .............. 1,300 64,963 551.8
KDDI Corp. ............. 4,000 127,795 1,085.4
Komatsu Ltd. ............ 1,700 42,719 362.8
Kurita Water Industries Ltd. ... 900 36,597 310.8
Lawson, Inc. ............ 600 26,297 223.4
Lixil Corp. .............. 2,300 52,647 447.2
Marubeni Corp. ........... 6,500 66,885 568.1
Mazda Motor Corp. ........ 10,500 80,889 687.0
Mitsubishi Chemical Holdings
Corp. ............... 2,600 20,395 173.2
Mitsubishi Electric Corp. ..... 46,200 578,581 4,914.1
Mitsubishi Estate Co. Ltd. .... 17,400 250,602 2,128.5
Mitsubishi Gas Chemical Co.,
Inc. ................. 4,000 76,621 650.8
Mitsubishi Heavy Industries Ltd. 2,900 78,762 669.0
Mitsui Chemicals, Inc. ...... 6,400 171,166 1,453.8
NGK Insulators Ltd. ........ 9,900 167,288 1,420.8
Nippon Express Holdings, Inc. . 1,100 65,190 553.7
Nippon Telegraph & Telephone
Corp. ............... 13,900 397,786 3,378.6
Nissan Chemical Corp. ..... 1,100 59,684 506.9
Nitto Denko Corp. ......... 3,600 280,295 2,380.6
Nomura Real Estate Holdings,
Inc. ................. 2,700 63,226 537.0
ORIX Corp. ............. 3,500 72,195 613.2
Osaka Gas Co. Ltd. ........ 14,100 239,790 2,036.6
Panasonic Corp. .......... 4,700 51,745 439.5
Persol Holdings Co. Ltd. ..... 1,200 30,979 263.1
Recruit Holdings Co. Ltd. .... 1,600 79,086 671.7
Ricoh Co. Ltd. ........... 5,900 49,822 423.2
Secom Co. Ltd. ........... 300 21,124 179.4
Sekisui Chemical Co. Ltd. .... 18,100 316,460 2,687.8
Sekisui House Ltd. ........ 6,200 125,613 1,066.9
Shares Value
% of Basket
Value
Japan (continued)
Sohgo Security Services Co.
Ltd. ................ 500 $ 18,134 154.0%
Sompo Holdings, Inc. ...... 600 28,076 238.5
Subaru Corp. ............ 2,400 43,683 371.0
Sumitomo Chemical Co. Ltd. .. 5,400 27,232 231.3
Sumitomo Mitsui Financial
Group, Inc. ........... 3,100 111,665 948.4
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 44,956 381.8
Sysmex Corp. ........... 300 28,557 242.5
TDK Corp. .............. 1,200 43,338 368.1
Tokyo Electron Ltd. ........ 200 97,827 830.9
Tokyo Gas Co. Ltd. ........ 7,400 149,419 1,269.1
TOPPAN, Inc. ............ 2,900 55,164 468.5
Toray Industries, Inc. ....... 6,300 39,815 338.2
TOTO Ltd. .............. 800 34,432 292.4
Toyo Suisan Kaisha Ltd. ..... 2,200 90,140 765.6
Toyota Tsusho Corp. ....... 1,000 40,554 344.4
USS Co. Ltd. ............ 1,600 26,113 221.8
Yamaha Motor Co. Ltd. ..... 1,100 26,195 222.5
6,922,433
Netherlands
Koninklijke Ahold Delhaize NV . 8,902 288,644 2,451.6
Koninklijke DSM NV ....... 761 142,657 1,211.6
Koninklijke KPN NV ........ 39,816 131,333 1,115.5
NN Group NV ............ 2,598 145,390 1,234.9
Randstad NV ............ 1,797 116,901 992.9
Wolters Kluwer NV ........ 5,980 608,636 5,169.4
1,433,561
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 4,549 83,695 710.8
Norway
Norsk Hydro ASA ......... 12,123 93,169 791.3
Portugal
EDP - Energias de Portugal SA 5,425 27,771 235.9
Russia
Coca-Cola HBC AG ........ 1,986 65,778 558.7
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 17,900 166,618 1,415.2
Singapore Telecommunications
Ltd. ................ 30,800 55,847 474.3
United Overseas Bank Ltd. ... 3,500 78,221 664.4
300,686
South Africa
Anglo American plc ........ 3,436 151,478 1,286.6
Spain
Banco Santander SA ....... 25,911 90,860 771.7
Iberdrola SA ............. 61,392 357,708 3,038.2
Industria de Diseno Textil SA .. 1,214 36,820 312.7
Repsol SA .............. 5,005 63,602 540.2
548,990
Sweden
Alfa Laval AB ............ 704 23,782 202.0
Assa Abloy AB, Class B ..... 804 22,015 187.0
Boliden AB .............. 1,396 56,528 480.1
Husqvarna AB, Class B ..... 7,029 97,731 830.1
Lundin Energy AB ......... 1,921 78,123 663.5

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
44
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Sweden (continued)
Skanska AB, Class B ....... 679 $ 16,624 141.2%
Swedish Match AB ........ 811 6,275 53.3
Telia Co. AB ............. 15,630 61,604 523.2
362,682
Switzerland
Adecco Group AG (Registered) 2,330 110,985 942.6
Baloise Holding AG (Registered) 191 33,459 284.2
Geberit AG (Registered) ..... 379 257,504 2,187.1
Givaudan SA (Registered) ... 133 551,009 4,679.9
Holcim Ltd. (Registered) ..... 1,026 55,611 472.3
Julius Baer Group Ltd. ...... 395 25,813 219.2
Novartis AG (Registered) .... 4,123 358,246 3,042.7
Roche Holding AG ........ 937 362,618 3,079.9
SGS SA (Registered) ....... 15 42,774 363.3
Straumann Holding AG
(Registered) ........... 116 192,222 1,632.6
UBS Group AG (Registered) .. 5,089 94,399 801.8
Zurich Insurance Group AG .. 8 3,827 32.5
2,088,467
United Kingdom
3i Group plc ............. 6,800 126,642 1,075.6
Ashtead Group plc ........ 362 25,893 219.9
Auto Trader Group plc ...... 4,080 36,971 314.0
Aviva plc ............... 22,776 134,470 1,142.1
BAE Systems plc ......... 17,824 139,486 1,184.7
Barratt Developments plc .... 7,860 65,372 555.2
Berkeley Group Holdings plc .. 1,455 83,037 705.3
BP plc ................. 17,440 90,408 767.9
Burberry Group plc ........ 5,128 130,092 1,104.9
Croda International plc ...... 917 99,034 841.1
DCC plc ............... 1,090 91,651 778.4
Diageo plc .............. 2,913 146,994 1,248.5
Entain plc .............. 2,241 48,516 412.1
Intertek Group plc ......... 1,678 121,773 1,034.3
J Sainsbury plc ........... 9,677 38,026 323.0
Legal & General Group plc ... 19,433 75,982 645.3
RELX plc ............... 2,318 71,303 605.6
Sage Group plc (The) ...... 4,937 48,244 409.7
Severn Trent plc .......... 624 24,226 205.8
St James's Place plc ....... 1,437 29,663 251.9
Taylor Wimpey plc ......... 48,911 100,344 852.3
Tesco plc ............... 43,168 173,392 1,472.7
United Utilities Group plc .... 2,291 33,050 280.7
WPP plc ............... 641 10,051 85.4
1,944,620
United States
3M Co. ................ 776 128,832 1,094.2
A O Smith Corp. .......... 434 33,166 281.7
Adobe, Inc. ............. 778 415,685 3,530.6
Advance Auto Parts, Inc. .... 146 33,800 287.1
Advanced Micro Devices, Inc. . 1,406 160,636 1,364.3
Aflac, Inc. .............. 769 48,309 410.3
Agilent Technologies, Inc. .... 1,777 247,572 2,102.7
Airbnb, Inc., Class A ....... 1,956 301,165 2,557.9
Allegion plc ............. 1,271 155,990 1,324.9
Ally Financial, Inc. ......... 456 21,760 184.8
Alphabet, Inc., Class A ...... 134 362,613 3,079.8
American International Group,
Inc. ................. 709 40,945 347.8
American Water Works Co., Inc. 818 131,534 1,117.2
Ameriprise Financial, Inc. .... 328 99,814 847.8
AmerisourceBergen Corp. ... 549 74,774 635.1
Amgen, Inc. ............. 606 137,647 1,169.1
Shares Value
% of Basket
Value
United States (continued)
Ansys, Inc. .............. 121 $ 41,141 349.4%
Applied Materials, Inc. ...... 1,614 223,023 1,894.2
Archer-Daniels-Midland Co. .. 8,148 611,100 5,190.3
Arista Networks, Inc. ....... 2,254 280,195 2,379.8
Assurant, Inc. ............ 644 98,216 834.2
Autodesk, Inc. ........... 746 186,343 1,582.7
Avery Dennison Corp. ...... 1,931 396,666 3,369.0
Baker Hughes Co. ......... 2,220 60,917 517.4
Bath & Body Works, Inc. .... 841 47,155 400.5
Biogen, Inc. ............. 192 43,392 368.5
Booz Allen Hamilton Holding
Corp. ............... 825 63,302 537.7
BorgWarner, Inc. .......... 723 31,704 269.3
Bristol-Myers Squibb Co. .... 3,600 233,604 1,984.1
Bunge Ltd. .............. 1,173 115,963 984.9
Cadence Design Systems, Inc. 3,994 607,647 5,161.0
Capital One Financial Corp. .. 385 56,491 479.8
Cardinal Health, Inc. ....... 1,883 97,106 824.8
CBRE Group, Inc., Class A ... 2,224 225,380 1,914.2
CDW Corp. ............. 226 42,725 362.9
CH Robinson Worldwide, Inc. . 348 36,418 309.3
Cigna Corp. ............. 304 70,060 595.0
Cintas Corp. ............. 8 3,132 26.6
Citigroup, Inc. ............ 107 6,968 59.2
CMS Energy Corp. ........ 580 37,340 317.1
Coca-Cola Co. (The) ....... 404 24,648 209.3
Cognex Corp. ............ 745 49,513 420.5
Cognizant Technology Solutions
Corp., Class A ......... 1,916 163,665 1,390.1
Colgate-Palmolive Co. ...... 497 40,978 348.0
ConocoPhillips ........... 1,578 139,842 1,187.7
Consolidated Edison, Inc. .... 311 26,886 228.4
Copart, Inc. ............. 1,462 188,964 1,604.9
Corteva, Inc. ............ 3,010 144,721 1,229.2
CSX Corp. .............. 908 31,072 263.9
Cummins, Inc. ........... 1,373 303,268 2,575.8
CVS Health Corp. ......... 555 59,113 502.1
Darden Restaurants, Inc. .... 631 88,258 749.6
Deere & Co. ............. 35 13,174 111.9
Dexcom, Inc. ............ 145 62,420 530.2
DocuSign, Inc. ........... 122 15,344 130.3
Dominion Energy, Inc. ...... 603 48,638 413.1
Domino's Pizza, Inc. ....... 427 194,136 1,648.9
Dover Corp. ............. 295 50,123 425.7
Dropbox, Inc., Class A ...... 8,358 206,861 1,756.9
DTE Energy Co. .......... 1,256 151,260 1,284.7
eBay, Inc. .............. 1,250 75,088 637.7
Ecolab, Inc. ............. 111 21,029 178.6
Edwards Lifesciences Corp. .. 3,440 375,648 3,190.5
Electronic Arts, Inc. ........ 771 102,281 868.7
Eli Lilly & Co. ............ 343 84,169 714.9
Emerson Electric Co. ....... 48 4,414 37.5
Entergy Corp. ............ 289 32,302 274.3
EOG Resources, Inc. ....... 583 64,993 552.0
EPAM Systems, Inc. ....... 391 186,171 1,581.2
Equifax, Inc. ............. 350 83,916 712.7
Equitable Holdings, Inc. ..... 3,128 105,226 893.7
Everest Re Group Ltd. ...... 109 30,891 262.4
Eversource Energy ........ 456 40,807 346.6
Exelon Corp. ............ 2,952 171,068 1,452.9
Expedia Group, Inc. ........ 128 23,461 199.3
Expeditors International of
Washington, Inc. ........ 1,823 208,697 1,772.5
Facebook, Inc., Class A ..... 106 33,206 282.0
FactSet Research Systems, Inc. 121 51,049 433.6

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Fair Isaac Corp. .......... 262 $ 129,687 1,101.5%
Fastenal Co. ............ 916 51,919 441.0
Ferguson plc ............ 1,226 192,838 1,637.9
First Republic Bank ........ 124 21,525 182.8
Fortinet, Inc. ............. 327 97,197 825.5
Fortive Corp. ............ 1,065 75,125 638.1
Fortune Brands Home & Security,
Inc. ................. 713 67,143 570.3
Garmin Ltd. ............. 52 6,470 55.0
Genuine Parts Co. ........ 1,173 156,279 1,327.3
Gilead Sciences, Inc. ....... 4,596 315,653 2,681.0
Hartford Financial Services
Group, Inc. (The) ....... 365 26,233 222.8
HCA Healthcare, Inc. ....... 234 56,172 477.1
Henry Schein, Inc. ......... 286 21,536 182.9
Hologic, Inc. ............. 970 68,133 578.7
Home Depot, Inc. (The) ..... 648 237,803 2,019.8
HP, Inc. ................ 1,615 59,319 503.8
IDEXX Laboratories, Inc. .... 676 342,935 2,912.7
Illinois Tool Works, Inc. ...... 544 127,252 1,080.8
Illumina, Inc. ............ 93 32,440 275.5
Intel Corp. .............. 3,353 163,693 1,390.3
Interpublic Group of Cos., Inc.
(The) ............... 11,367 403,983 3,431.2
Intuit, Inc. .............. 780 433,079 3,678.3
Intuitive Surgical, Inc. ...... 315 89,517 760.3
Jazz Pharmaceuticals plc .... 1,111 154,329 1,310.8
JB Hunt Transport Services, Inc. 708 136,318 1,157.8
Johnson & Johnson ........ 3,028 521,694 4,430.9
Johnson Controls International
plc ................. 1,846 134,149 1,139.4
Juniper Networks, Inc. ...... 1,719 59,856 508.4
Keysight Technologies, Inc. ... 699 118,005 1,002.3
KLA Corp. .............. 278 108,217 919.1
Knight-Swift Transportation
Holdings, Inc. .......... 1,449 81,984 696.3
Kroger Co. (The) .......... 3,576 155,878 1,323.9
Laboratory Corp. of America
Holdings ............. 697 189,138 1,606.4
Lam Research Corp. ....... 325 191,724 1,628.4
Lennar Corp., Class A ...... 241 23,163 196.7
Lennox International, Inc. .... 358 101,536 862.4
Lincoln National Corp. ...... 316 22,114 187.8
LKQ Corp. .............. 3,173 174,166 1,479.3
Lowe's Cos., Inc. ......... 95 22,548 191.5
LyondellBasell Industries NV,
Class A .............. 842 81,447 691.8
Marsh & McLennan Cos., Inc. . 335 51,469 437.1
Masco Corp. ............ 3,227 204,366 1,735.8
Masimo Corp. ............ 557 122,468 1,040.2
McDonald's Corp. ......... 556 144,254 1,225.2
Merck & Co., Inc. ......... 1,008 82,132 697.6
MetLife, Inc. ............. 277 18,576 157.8
Mettler-Toledo International, Inc. 140 206,175 1,751.1
Microsoft Corp. ........... 1,206 375,042 3,185.4
Molina Healthcare, Inc. ..... 494 143,497 1,218.8
Molson Coors Beverage Co.,
Class B .............. 327 15,585 132.4
Mondelez International, Inc.,
Class A .............. 2,046 137,143 1,164.8
Monolithic Power Systems, Inc. 544 219,194 1,861.7
Monster Beverage Corp. .... 901 78,135 663.6
Mosaic Co. (The) ......... 1,140 45,543 386.8
Motorola Solutions, Inc. ..... 361 83,730 711.2
NetApp, Inc. ............. 2,055 177,778 1,509.9
Shares Value
% of Basket
Value
United States (continued)
Nordson Corp. ........... 863 $ 200,682 1,704.5%
Norfolk Southern Corp. ..... 142 38,623 328.0
Northern Trust Corp. ....... 587 68,468 581.5
NVR, Inc. ............... 5 26,636 226.2
Old Dominion Freight Line, Inc. 1,191 359,599 3,054.2
Omnicom Group, Inc. ....... 22 1,658 14.1
ONEOK, Inc. ............ 3,316 201,215 1,709.0
O'Reilly Automotive, Inc. .... 201 131,002 1,112.6
Otis Worldwide Corp. ....... 646 55,188 468.7
Owens Corning ........... 1,262 111,939 950.7
Palo Alto Networks, Inc. ..... 336 173,846 1,476.5
Pentair plc .............. 326 20,766 176.4
PepsiCo, Inc. ............ 3,706 643,065 5,461.8
Philip Morris International, Inc. 974 100,176 850.8
Pinterest, Inc., Class A ...... 655 19,362 164.4
Pool Corp. .............. 285 135,731 1,152.8
Principal Financial Group, Inc. . 325 23,745 201.7
Procter & Gamble Co. (The) .. 1,020 163,659 1,390.0
Prudential Financial, Inc. .... 974 108,669 923.0
Qualcomm, Inc. .......... 1,578 277,349 2,355.6
Raymond James Financial, Inc. 728 77,073 654.6
Robert Half International, Inc. . 1,155 130,815 1,111.1
Roku, Inc. .............. 205 33,630 285.6
Ross Stores, Inc. ......... 779 76,147 646.7
Schlumberger NV ......... 5,820 227,387 1,931.3
Seagate Technology Holdings
plc ................. 775 83,041 705.3
Sealed Air Corp. .......... 1,115 75,731 643.2
Sempra Energy .......... 1,319 182,233 1,547.8
ServiceNow, Inc. .......... 174 101,926 865.7
Skyworks Solutions, Inc. .... 1,033 151,355 1,285.5
Starbucks Corp. .......... 1,821 179,041 1,520.7
Stellantis NV ............ 1,846 35,644 302.7
SVB Financial Group ....... 84 49,048 416.6
Synopsys, Inc. ........... 551 171,086 1,453.1
Target Corp. ............. 941 207,425 1,761.7
Texas Instruments, Inc. ..... 1,104 198,157 1,683.0
Tractor Supply Co. ........ 516 112,648 956.8
Trane Technologies plc ..... 615 106,457 904.2
Trimble, Inc. ............. 853 61,552 522.8
Tyson Foods, Inc., Class A ... 672 61,078 518.8
UGI Corp. .............. 4,276 193,917 1,647.0
Ulta Beauty, Inc. .......... 203 73,839 627.1
United Parcel Service, Inc., Class
B .................. 168 33,971 288.5
United Rentals, Inc. ........ 263 84,192 715.1
Vail Resorts, Inc. .......... 68 18,843 160.0
Veeva Systems, Inc., Class A . 652 154,224 1,309.9
VeriSign, Inc. ............ 910 197,634 1,678.6
Vertex Pharmaceuticals, Inc. .. 452 109,859 933.1
VMware, Inc., Class A ...... 2,620 336,618 2,859.0
Walgreens Boots Alliance, Inc. 629 31,299 265.8
Walmart, Inc. ............ 1,712 239,355 2,032.9
Waters Corp. ............ 313 100,198 851.0
West Pharmaceutical Services,
Inc. ................. 367 144,312 1,225.7
Whirlpool Corp. ........... 119 25,013 212.4
Workday, Inc., Class A ...... 277 70,084 595.2
Xcel Energy, Inc. .......... 831 57,887 491.7
Yum! Brands, Inc. ......... 1,175 147,075 1,249.2

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
46
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. 335 $ 170,555 1,448.6%
24,636,541
Total Reference Entity — Long ............ 50,584,868
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (82) (92,829) (788.4)
Australia
Afterpay Ltd. ............ (2,223) (100,086) (850.1)
APA Group .............. (4,122) (27,955) (237.4)
BHP Group plc ........... (2,403) (75,850) (644.2)
Computershare Ltd. ........ (6,451) (89,421) (759.5)
Crown Resorts Ltd. ........ (17,421) (150,101) (1,274.9)
CSL Ltd. ............... (665) (123,186) (1,046.3)
Glencore plc ............ (66,140) (344,564) (2,926.5)
Lendlease Corp. Ltd. ....... (1,850) (13,092) (111.2)
Magellan Financial Group Ltd. . (1,395) (18,562) (157.6)
National Australia Bank Ltd. .. (1,736) (33,497) (284.5)
Northern Star Resources Ltd. . (8,385) (49,974) (424.4)
Ramsay Health Care Ltd. .... (534) (23,825) (202.4)
Santos Ltd. ............. (15,066) (76,742) (651.8)
Seek Ltd. ............... (5,562) (115,262) (979.0)
Transurban Group ......... (5,459) (48,226) (409.6)
Westpac Banking Corp. ..... (14,832) (213,921) (1,816.9)
WiseTech Global Ltd. ....... (2,616) (85,201) (723.6)
Woodside Petroleum Ltd. .... (3,643) (65,097) (552.9)
(1,654,562)
Belgium
Anheuser-Busch InBev SA/NV (1,436) (90,527) (768.9)
Elia Group SA/NV ......... (394) (53,168) (451.6)
(143,695)
Brazil
Yara International ASA ...... (416) (21,361) (181.4)
Canada
Air Canada ............. (3,778) (67,942) (577.1)
Algonquin Power & Utilities
Corp. ............... (4,844) (69,165) (587.4)
Barrick Gold Corp. ........ (7,120) (136,278) (1,157.5)
BCE, Inc. ............... (11,486) (599,985) (5,095.9)
BlackBerry Ltd. ........... (4,558) (37,507) (318.6)
Brookfield Asset Management,
Inc., Class A ........... (399) (21,972) (186.6)
CAE, Inc. ............... (3,435) (86,743) (736.7)
Cameco Corp. ........... (2,492) (48,442) (411.4)
Canadian Utilities Ltd., Class A (4,546) (132,072) (1,121.7)
CCL Industries, Inc., Class B .. (598) (31,265) (265.5)
Cenovus Energy, Inc. ....... (3,767) (54,794) (465.4)
Dollarama, Inc. ........... (567) (29,257) (248.5)
Enbridge, Inc. ............ (2,095) (88,570) (752.3)
Fortis, Inc. .............. (8,771) (416,625) (3,538.6)
GFL Environmental, Inc. ..... (3,147) (103,386) (878.1)
Inter Pipeline Ltd. ......... (1) (15) (0.1)
Ivanhoe Mines Ltd., Class A .. (3,337) (28,588) (242.8)
Keyera Corp. ............ (2,210) (52,001) (441.7)
Lightspeed Commerce, Inc. .. (4,020) (130,484) (1,108.3)
Northland Power, Inc. ...... (4,523) (130,977) (1,112.4)
Pan American Silver Corp. ... (1,652) (35,752) (303.7)
Pembina Pipeline Corp. ..... (1,951) (61,946) (526.1)
Restaurant Brands International,
Inc. ................. (1,120) (62,646) (532.1)
Shares Value
% of Basket
Value
Canada (continued)
Rogers Communications, Inc.,
Class B .............. (7,147) $ (362,481) (3,078.7) %
Shopify, Inc., Class A ....... (16) (15,444) (131.2)
(2,804,337)
Chile
Antofagasta plc ........... (2,527) (45,969) (390.4)
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) (30,906) (262.5)
ESR Cayman Ltd. ......... (6,200) (21,022) (178.5)
Prosus NV .............. (4,039) (336,028) (2,854.0)
Wilmar International Ltd. .... (15,300) (48,672) (413.4)
(436,628)
Denmark
Ambu A/S, Class B ........ (1,177) (24,939) (211.8)
Chr Hansen Holding A/S .... (593) (47,556) (403.9)
Demant A/S ............. (1,094) (48,402) (411.1)
GN Store Nord A/S ........ (354) (21,422) (182.0)
Orsted A/S .............. (523) (55,723) (473.3)
Vestas Wind Systems A/S ... (2,487) (67,299) (571.6)
(265,341)
Finland
Kone OYJ, Class B ........ (555) (35,944) (305.3)
Sampo OYJ, Class A ....... (477) (23,675) (201.1)
(59,619)
France
Accor SA ............... (5,065) (186,146) (1,581.0)
Adevinta ASA ............ (1,183) (12,411) (105.4)
Aeroports de Paris ........ (729) (98,926) (840.2)
Air Liquide SA ........... (2,821) (482,558) (4,098.6)
Airbus SE .............. (1,673) (213,631) (1,814.5)
Alstom SA .............. (4,306) (139,599) (1,185.7)
Bouygues SA ............ (3,145) (110,915) (942.0)
Dassault Aviation SA ....... (1,163) (138,214) (1,173.9)
Faurecia SE ............. (3,689) (163,526) (1,388.9)
Getlink SE .............. (14,708) (232,017) (1,970.6)
LVMH Moet Hennessy Louis
Vuitton SE ............ (135) (110,886) (941.8)
Orpea SA .............. (229) (10,054) (85.4)
Remy Cointreau SA ........ (105) (21,896) (186.0)
Renault SA ............. (1,157) (45,982) (390.5)
Safran SA .............. (780) (94,434) (802.1)
Sartorius Stedim Biotech .... (185) (81,125) (689.0)
TotalEnergies SE ......... (5,044) (286,839) (2,436.2)
Veolia Environnement SA .... (2,397) (86,591) (735.5)
Vinci SA ............... (490) (53,707) (456.2)
Worldline SA ............ (2,305) (111,724) (948.9)
(2,681,181)
Germany
Brenntag SE ............ (217) (18,592) (157.9)
Commerzbank AG ......... (3,170) (27,374) (232.5)
Deutsche Lufthansa AG
(Registered) ........... (7,095) (55,169) (468.6)
Fresenius Medical Care AG &
Co. KGaA ............ (2,127) (144,622) (1,228.3)
Knorr-Bremse AG ......... (528) (53,534) (454.7)
Merck KGaA ............ (1,340) (293,860) (2,495.9)
MTU Aero Engines AG ...... (100) (21,279) (180.7)
Porsche Automobil Holding SE
(Preference) .......... (296) (27,720) (235.4)
Puma SE ............... (227) (24,278) (206.2)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Germany (continued)
Sartorius AG (Preference) ... (98) $ (52,908) (449.4) %
Scout24 SE ............. (586) (35,010) (297.4)
Siemens Energy AG ....... (5,107) (114,871) (975.6)
Telefonica Deutschland Holding
AG ................. (28,817) (82,727) (702.6)
Uniper SE .............. (519) (23,485) (199.5)
United Internet AG (Registered),
Class G .............. (594) (23,295) (197.9)
Zalando SE ............. (1,949) (154,688) (1,313.8)
(1,153,412)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (28,538) (242.4)
Jardine Matheson Holdings Ltd. (800) (47,250) (401.3)
Melco Resorts & Entertainment
Ltd., ADR ............ (5,672) (59,896) (508.7)
(135,684)
Ireland
Flutter Entertainment plc .... (424) (64,509) (547.9)
Kingspan Group plc ........ (235) (22,620) (192.1)
Smurfit Kappa Group plc .... (1,050) (55,341) (470.1)
(142,470)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (7,707) (64,970) (551.8)
Wix.com Ltd. ............ (127) (16,684) (141.7)
(81,654)
Italy
DiaSorin SpA ............ (119) (18,345) (155.8)
Infrastrutture Wireless Italiane
SpA ................ (11,524) (124,256) (1,055.4)
Nexi SpA ............... (4,979) (72,830) (618.6)
(215,431)
Japan
Aeon Co. Ltd. ............ (2,000) (45,574) (387.1)
Bandai Namco Holdings, Inc. . (1,100) (77,317) (656.7)
Canon, Inc. ............. (4,700) (111,158) (944.1)
Central Japan Railway Co. ... (1,300) (170,574) (1,448.8)
Chiba Bank Ltd. (The) ...... (4,800) (31,030) (263.6)
Cosmos Pharmaceutical Corp. (600) (74,931) (636.4)
CyberAgent, Inc. .......... (2,600) (30,317) (257.5)
Daifuku Co. Ltd. .......... (500) (34,712) (294.8)
Disco Corp. ............. (100) (27,495) (233.5)
East Japan Railway Co. ..... (5,800) (331,197) (2,813.0)
Fast Retailing Co. Ltd. ...... (100) (58,846) (499.8)
GMO Payment Gateway, Inc. . (500) (43,876) (372.7)
Hikari Tsushin, Inc. ........ (600) (72,039) (611.9)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (58,483) (496.7)
Ibiden Co. Ltd. ........... (600) (33,528) (284.8)
Inpex Corp. ............. (4,000) (40,438) (343.5)
Itochu Techno-Solutions Corp. . (700) (19,096) (162.2)
Japan Exchange Group, Inc. .. (3,000) (61,713) (524.2)
Japan Post Bank Co. Ltd. .... (6,500) (63,945) (543.1)
JFE Holdings, Inc. ......... (6,200) (79,650) (676.5)
Kakaku.com, Inc. ......... (2,300) (47,637) (404.6)
Keio Corp. .............. (1,000) (44,981) (382.0)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (40,678) (345.5)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (23,362) (198.4)
Kobe Bussan Co. Ltd. ...... (3,500) (108,953) (925.4)
Shares Value
% of Basket
Value
Japan (continued)
Koei Tecmo Holdings Co. Ltd. . (1,950) $ (70,544) (599.2) %
Kose Corp. ............. (300) (27,429) (233.0)
Kubota Corp. ............ (10,300) (220,889) (1,876.1)
Lasertec Corp. ........... (800) (179,470) (1,524.3)
M3, Inc. ................ (1,900) (73,049) (620.4)
McDonald's Holdings Co. Japan
Ltd. ................ (1,000) (43,670) (370.9)
Mercari, Inc. ............. (1,900) (71,755) (609.4)
Mitsubishi Corp. .......... (10,500) (356,501) (3,027.9)
Miura Co. Ltd. ........... (600) (17,715) (150.5)
MonotaRO Co. Ltd. ........ (800) (13,145) (111.6)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (37,729) (320.5)
Nexon Co. Ltd. ........... (1,000) (18,852) (160.1)
Nidec Corp. ............. (700) (62,041) (526.9)
Nintendo Co. Ltd. ......... (300) (147,012) (1,248.6)
Nippon Paint Holdings Co. Ltd. (8,600) (68,778) (584.2)
Nippon Sanso Holdings Corp. . (7,100) (140,997) (1,197.5)
Nippon Steel Corp. ........ (2,100) (34,324) (291.5)
Nissan Motor Co. Ltd. ...... (51,400) (272,039) (2,310.5)
Nitori Holdings Co. Ltd. ..... (400) (57,305) (486.7)
Nomura Holdings, Inc. ...... (18,700) (82,608) (701.6)
NTT Data Corp. .......... (3,000) (57,512) (488.5)
Obic Co. Ltd. ............ (200) (33,044) (280.7)
Odakyu Electric Railway Co. Ltd. (6,600) (116,627) (990.6)
Oji Holdings Corp. ......... (5,400) (28,745) (244.1)
Oracle Corp. Japan ........ (400) (29,916) (254.1)
Oriental Land Co. Ltd. ...... (600) (104,450) (887.1)
Otsuka Corp. ............ (2,000) (81,154) (689.3)
Pan Pacific International
Holdings Corp. ......... (4,100) (55,181) (468.7)
Pola Orbis Holdings, Inc. .... (6,100) (90,917) (772.2)
Rakuten Group, Inc. ....... (20,400) (176,978) (1,503.1)
Ryohin Keikaku Co. Ltd. ..... (3,500) (50,258) (426.9)
SBI Holdings, Inc. ......... (5,700) (147,036) (1,248.8)
SCSK Corp. ............. (1,800) (30,459) (258.7)
Shimano, Inc. ............ (500) (112,121) (952.3)
Shimizu Corp. ........... (5,500) (36,621) (311.0)
Shin-Etsu Chemical Co. Ltd. .. (800) (133,848) (1,136.8)
Shiseido Co. Ltd. ......... (3,700) (186,643) (1,585.2)
SMC Corp. .............. (100) (55,776) (473.7)
SoftBank Corp. ........... (2,300) (28,832) (244.9)
SoftBank Group Corp. ...... (3,500) (155,048) (1,316.9)
Square Enix Holdings Co. Ltd. . (1,000) (49,038) (416.5)
SUMCO Corp. ........... (6,700) (123,522) (1,049.1)
Sumitomo Electric Industries
Ltd. ................ (13,600) (180,316) (1,531.5)
Takeda Pharmaceutical Co. Ltd. (10,700) (310,120) (2,634.0)
TIS, Inc. ............... (2,000) (52,601) (446.8)
Tobu Railway Co. Ltd. ...... (1,700) (39,819) (338.2)
Toho Co. Ltd. ............ (900) (34,864) (296.1)
Tokyo Century Corp. ....... (1,300) (64,154) (544.9)
Tokyo Electric Power Co.
Holdings, Inc. .......... (26,400) (70,336) (597.4)
Tokyu Corp. ............. (7,600) (100,988) (857.7)
Toyota Industries Corp. ..... (300) (23,403) (198.8)
Unicharm Corp. .......... (600) (23,186) (196.9)
West Japan Railway Co. .... (4,400) (184,377) (1,566.0)
Z Holdings Corp. .......... (14,800) (75,164) (638.4)
ZOZO, Inc. .............. (1,000) (26,647) (226.3)
(6,797,083)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (99,113) (841.8)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
48
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Luxembourg
ArcelorMittal SA .......... (2,532) $ (75,211) (638.8) %
Eurofins Scientific SE ...... (237) (23,795) (202.1)
(99,006)
Macau
Galaxy Entertainment Group
Ltd. ................ (21,000) (121,616) (1,032.9)
Sands China Ltd. ......... (33,200) (92,577) (786.3)
(214,193)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (59,173) (502.6)
Akzo Nobel NV ........... (615) (63,657) (540.7)
Argenx SE .............. (381) (101,952) (865.9)
ASM International NV ...... (82) (28,174) (239.3)
Euronext NV ............ (243) (23,428) (199.0)
Heineken NV ............ (244) (26,168) (222.3)
JDE Peet's NV ........... (4,701) (140,767) (1,195.6)
Universal Music Group NV ... (6,328) (156,233) (1,326.9)
(599,552)
New Zealand
Xero Ltd. ............... (825) (66,830) (567.6)
Norway
Mowi ASA .............. (3,046) (74,761) (635.0)
Russia
Evraz plc ............... (13,504) (91,741) (779.2)
Singapore
Keppel Corp. Ltd. ......... (10,000) (42,162) (358.1)
Singapore Exchange Ltd. .... (4,900) (33,917) (288.1)
Venture Corp. Ltd. ......... (8,600) (112,675) (957.0)
(188,754)
Spain
Aena SME SA ........... (767) (123,934) (1,052.6)
EDP Renovaveis SA ....... (1,049) (22,052) (187.3)
Ferrovial SA ............. (2,354) (65,414) (555.6)
Grifols SA .............. (7,270) (128,202) (1,088.9)
Siemens Gamesa Renewable
Energy SA ............ (2,208) (47,776) (405.8)
(387,378)
Sweden
Atlas Copco AB, Class A .... (3,817) (225,913) (1,918.8)
Embracer Group AB ....... (38,743) (388,721) (3,301.6)
Epiroc AB, Class A ........ (3,895) (83,116) (705.9)
Essity AB, Class B ........ (7,530) (212,274) (1,802.9)
H & M Hennes & Mauritz AB,
Class B .............. (1,476) (29,388) (249.6)
Hexagon AB, Class B ...... (6,654) (89,750) (762.3)
Investment AB Latour, Class B (17,578) (546,921) (4,645.2)
Nibe Industrier AB, Class B ... (3,850) (36,593) (310.8)
Sinch AB ............... (6,865) (70,579) (599.5)
Svenska Cellulosa AB SCA,
Class B .............. (3,282) (57,152) (485.4)
Svenska Handelsbanken AB,
Class A .............. (13,055) (139,134) (1,181.7)
(1,879,541)
Switzerland
ABB Ltd. (Registered) ...... (18,120) (628,253) (5,336.0)
Alcon, Inc. .............. (2,267) (174,805) (1,484.7)
Bachem Holding AG
(Registered), Class B .... (445) (265,448) (2,254.5)
Barry Callebaut AG (Registered) (142) (325,979) (2,768.7)
Shares Value
% of Basket
Value
Switzerland (continued)
Credit Suisse Group AG
(Registered) ........... (17,923) $ (170,366) (1,447.0) %
EMS-Chemie Holding AG
(Registered) ........... (22) (22,253) (189.0)
Logitech International SA
(Registered) ........... (309) (25,965) (220.5)
Partners Group Holding AG .. (29) (40,432) (343.4)
Schindler Holding AG ...... (130) (32,628) (277.1)
Sika AG (Registered) ....... (71) (24,841) (211.0)
Sonova Holding AG (Registered) (96) (34,199) (290.5)
Vifor Pharma AG .......... (861) (152,524) (1,295.4)
(1,897,693)
Taiwan
Sea Ltd., ADR ........... (1,031) (154,970) (1,316.2)
United Kingdom
AstraZeneca plc .......... (497) (57,815) (491.1)
AVEVA Group plc ......... (4,234) (168,013) (1,427.0)
British American Tobacco plc . (2,827) (120,699) (1,025.1)
Bunzl plc ............... (3,038) (113,794) (966.5)
Compass Group plc ........ (3,024) (68,728) (583.7)
Halma plc .............. (3,654) (123,848) (1,051.9)
Hargreaves Lansdown plc ... (7,489) (135,968) (1,154.8)
HSBC Holdings plc ........ (12,794) (91,059) (773.4)
Imperial Brands plc ........ (3,797) (90,026) (764.6)
Informa plc .............. (3,510) (26,551) (225.5)
Just Eat Takeaway.com NV ... (1,665) (82,219) (698.3)
Liberty Global plc, Class C ... (5,958) (161,371) (1,370.6)
Linde plc ............... (125) (39,835) (338.3)
London Stock Exchange Group
plc ................. (1,443) (141,289) (1,200.0)
Melrose Industries plc ...... (13,615) (27,734) (235.6)
NatWest Group plc ........ (65,499) (215,281) (1,828.5)
Ocado Group plc ......... (4,029) (82,093) (697.3)
Pearson plc ............. (12,934) (107,992) (917.2)
Phoenix Group Holdings plc .. (14,796) (132,460) (1,125.0)
Prudential plc ............ (2,396) (40,386) (343.0)
Reckitt Benckiser Group plc .. (9,276) (751,562) (6,383.3)
Rolls-Royce Holdings plc .... (17,458) (27,365) (232.4)
Smith & Nephew plc ....... (1,531) (26,038) (221.2)
SSE plc ................ (2,306) (49,616) (421.4)
Unilever plc ............. (5,106) (261,845) (2,224.0)
(3,143,587)
United States
Abbott Laboratories ........ (492) (62,710) (532.6)
Affirm Holdings, Inc. ....... (816) (52,281) (444.0)
Air Products & Chemicals, Inc. (666) (187,892) (1,595.8)
Albemarle Corp. .......... (287) (63,352) (538.1)
Alleghany Corp. .......... (168) (111,552) (947.5)
Allstate Corp. (The) ........ (240) (28,961) (246.0)
Altria Group, Inc. .......... (8,501) (432,531) (3,673.7)
Amcor plc .............. (7,371) (88,526) (751.9)
Ameren Corp. ............ (6,726) (596,865) (5,069.4)
American Electric Power Co.,
Inc. ................. (2,783) (251,583) (2,136.8)
American Express Co. ...... (675) (121,379) (1,030.9)
AMETEK, Inc. ........... (334) (45,681) (388.0)
Amphenol Corp., Class A .... (2,647) (210,675) (1,789.3)
Analog Devices, Inc. ....... (471) (77,230) (655.9)
Anthem, Inc. ............ (271) (119,508) (1,015.0)
Aon plc, Class A .......... (774) (213,965) (1,817.3)
Aptiv plc ............... (213) (29,092) (247.1)
Arthur J Gallagher & Co. .... (358) (56,543) (480.2)
AT&T, Inc. .............. (4,321) (110,186) (935.8)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Atmos Energy Corp. ....... (710) $ (76,126) (646.6) %
Avalara, Inc. ............. (2,382) (261,115) (2,217.7)
Ball Corp. .............. (1,264) (122,734) (1,042.4)
Bausch Health Cos., Inc. .... (16,833) (413,823) (3,514.8)
Baxter International, Inc. .... (4,073) (347,997) (2,955.7)
Becton Dickinson and Co. ... (1,435) (364,691) (3,097.5)
BioMarin Pharmaceutical, Inc. . (1,324) (117,346) (996.7)
Bio-Rad Laboratories, Inc., Class
A .................. (440) (263,881) (2,241.2)
Bio-Techne Corp. ......... (75) (28,231) (239.8)
Black Knight, Inc. ......... (1,724) (128,610) (1,092.3)
Block, Inc., Class A ........ (420) (51,362) (436.2)
Brookfield Renewable Corp. .. (1,056) (36,129) (306.9)
Brown & Brown, Inc. ....... (1,157) (76,686) (651.3)
Burlington Stores, Inc. ...... (156) (36,961) (313.9)
Cable One, Inc. .......... (15) (23,171) (196.8)
Caesars Entertainment, Inc. .. (638) (48,577) (412.6)
Campbell Soup Co. ........ (480) (21,178) (179.9)
CarMax, Inc. ............ (500) (55,585) (472.1)
Carnival Corp. ........... (13,079) (259,095) (2,200.6)
Carrier Global Corp. ....... (1,056) (50,350) (427.6)
Carvana Co. ............ (388) (62,879) (534.1)
Catalent, Inc. ............ (182) (18,915) (160.7)
Centene Corp. ........... (5,867) (456,218) (3,874.8)
CenterPoint Energy, Inc. .... (1,197) (33,947) (288.3)
Ceridian HCM Holding, Inc. .. (13) (986) (8.4)
Charles River Laboratories
International, Inc. ....... (167) (55,070) (467.7)
Charter Communications, Inc.,
Class A .............. (258) (153,082) (1,300.2)
Cheniere Energy, Inc. ...... (482) (53,936) (458.1)
Church & Dwight Co., Inc. ... (735) (75,448) (640.8)
Citizens Financial Group, Inc. . (534) (27,485) (233.4)
Citrix Systems, Inc. ........ (251) (25,587) (217.3)
Clarivate plc ............. (1,030) (16,954) (144.0)
Clorox Co. (The) .......... (1,551) (260,351) (2,211.3)
Cloudflare, Inc., Class A ..... (429) (41,356) (351.2)
CME Group, Inc. .......... (243) (55,769) (473.7)
Coinbase Global, Inc., Class A (169) (32,135) (272.9)
Comcast Corp., Class A ..... (2,728) (136,373) (1,158.3)
Conagra Brands, Inc. ....... (4,795) (166,674) (1,415.6)
Constellation Brands, Inc., Class
A .................. (994) (236,323) (2,007.2)
Cooper Cos., Inc. (The) ..... (70) (27,881) (236.8)
CoStar Group, Inc. ........ (2,806) (196,869) (1,672.1)
Coterra Energy, Inc. ....... (1,225) (26,828) (227.9)
Coupa Software, Inc. ....... (980) (131,585) (1,117.6)
Crown Holdings, Inc. ....... (268) (30,659) (260.4)
CyberArk Software Ltd. ..... (1,329) (182,272) (1,548.1)
Danaher Corp. ........... (1,475) (421,540) (3,580.3)
Datadog, Inc., Class A ...... (142) (20,748) (176.2)
DaVita, Inc. ............. (588) (63,722) (541.2)
Discovery, Inc., Class A ..... (920) (25,677) (218.1)
Dollar Tree, Inc. .......... (423) (55,506) (471.4)
DR Horton, Inc. ........... (301) (26,855) (228.1)
DraftKings, Inc., Class A ..... (4,843) (106,982) (908.6)
Dynatrace, Inc. ........... (865) (47,454) (403.0)
Eastman Chemical Co. ..... (469) (55,778) (473.7)
Eaton Corp. plc ........... (371) (58,778) (499.2)
Elanco Animal Health, Inc. ... (2,362) (61,506) (522.4)
Entegris, Inc. ............ (203) (24,328) (206.6)
Erie Indemnity Co., Class A .. (450) (82,845) (703.6)
Estee Lauder Cos., Inc. (The),
Class A .............. (181) (56,434) (479.3)
Evergy, Inc. ............. (2,469) (160,386) (1,362.2)
Shares Value
% of Basket
Value
United States (continued)
Exact Sciences Corp. ...... (2,110) $ (161,120) (1,368.5) %
Fidelity National Information
Services, Inc. .......... (697) (83,584) (709.9)
FirstEnergy Corp. ......... (2,816) (118,159) (1,003.6)
Fiserv, Inc. .............. (2,168) (229,158) (1,946.3)
FleetCor Technologies, Inc. ... (639) (152,248) (1,293.1)
Ford Motor Co. ........... (3,660) (74,298) (631.0)
Freeport-McMoRan, Inc. .... (269) (10,012) (85.0)
Generac Holdings, Inc. ..... (57) (16,096) (136.7)
General Electric Co. ....... (1,994) (188,393) (1,600.1)
Global Payments, Inc. ...... (1,538) (230,515) (1,957.9)
Globe Life, Inc. ........... (682) (69,769) (592.6)
Hasbro, Inc. ............. (470) (43,466) (369.2)
HEICO Corp. ............ (407) (55,511) (471.5)
Hess Corp. ............. (526) (48,545) (412.3)
Honeywell International, Inc. .. (258) (52,756) (448.1)
Hormel Foods Corp. ....... (4,722) (224,153) (1,903.8)
Howmet Aerospace, Inc. .... (5,260) (163,533) (1,389.0)
Humana, Inc. ............ (738) (289,665) (2,460.2)
Huntington Ingalls Industries,
Inc. ................. (341) (63,835) (542.2)
IAC/InterActiveCorp ........ (2,471) (337,390) (2,865.6)
Ingersoll Rand, Inc. ........ (1,042) (58,571) (497.5)
International Business Machines
Corp. ............... (2,384) (318,431) (2,704.6)
International Flavors &
Fragrances, Inc. ........ (136) (17,941) (152.4)
IPG Photonics Corp. ....... (721) (111,373) (945.9)
J M Smucker Co. (The) ..... (226) (31,771) (269.8)
Jack Henry & Associates, Inc. . (649) (108,909) (925.0)
Kellogg Co. ............. (1,532) (96,516) (819.7)
Keurig Dr Pepper, Inc. ...... (3,554) (134,874) (1,145.5)
Kimberly-Clark Corp. ....... (1,614) (222,167) (1,887.0)
Liberty Broadband Corp., Class
C .................. (1,948) (289,103) (2,455.5)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,932) (116,364) (988.3)
Liberty Media Corp-Liberty
SiriusXM ............. (720) (33,300) (282.8)
Live Nation Entertainment, Inc. (729) (79,833) (678.1)
Lumen Technologies, Inc. .... (5,774) (71,367) (606.1)
M&T Bank Corp. .......... (1,022) (173,106) (1,470.3)
MarketAxess Holdings, Inc. .. (299) (103,000) (874.8)
Martin Marietta Materials, Inc. . (359) (139,694) (1,186.5)
Match Group, Inc. ......... (557) (62,774) (533.2)
McCormick & Co., Inc. (Non-
Voting) .............. (858) (86,066) (731.0)
Medtronic plc ............ (3,124) (323,303) (2,745.9)
MGM Resorts International ... (2,478) (105,860) (899.1)
Microchip Technology, Inc. ... (705) (54,623) (463.9)
Netflix, Inc. .............. (151) (64,498) (547.8)
NextEra Energy, Inc. ....... (715) (55,856) (474.4)
NIKE, Inc., Class B ........ (247) (36,573) (310.6)
Nucor Corp. ............. (502) (50,903) (432.3)
Okta, Inc. ............... (89) (17,612) (149.6)
ON Semiconductor Corp. .... (763) (45,017) (382.3)
Oracle Corp. ............ (3,478) (282,274) (2,397.5)
PACCAR, Inc. ........... (721) (67,046) (569.4)
Packaging Corp. of America .. (801) (120,655) (1,024.8)
Parker-Hannifin Corp. ...... (322) (99,823) (847.8)
PayPal Holdings, Inc. ...... (1,361) (234,010) (1,987.5)
Peloton Interactive, Inc., Class A (3,347) (91,474) (776.9)
PerkinElmer, Inc. ......... (1,083) (186,460) (1,583.7)
PNC Financial Services Group,
Inc. (The) ............ (569) (117,208) (995.5)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
50
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
PPG Industries, Inc. ....... (599) $ (93,564) (794.7) %
PPL Corp. .............. (823) (24,427) (207.5)
Progressive Corp. (The) ..... (2,239) (243,290) (2,066.4)
Public Service Enterprise Group,
Inc. ................. (439) (29,207) (248.1)
Republic Services, Inc. ..... (1,633) (208,469) (1,770.6)
RingCentral, Inc., Class A .... (259) (45,711) (388.2)
Rollins, Inc. ............. (1,070) (33,009) (280.4)
Roper Technologies, Inc. .... (249) (108,853) (924.5)
Royal Caribbean Cruises Ltd. . (2,708) (210,709) (1,789.6)
Royalty Pharma plc, Class A .. (5,702) (228,137) (1,937.7)
RPM International, Inc. ..... (2,640) (233,930) (1,986.9)
S&P Global, Inc. .......... (504) (209,271) (1,777.4)
salesforce.com, Inc. ....... (1,339) (311,492) (2,645.6)
Schneider Electric SE ...... (3,536) (598,982) (5,087.4)
Seagen, Inc. ............ (1,063) (142,984) (1,214.4)
SEI Investments Co. ....... (629) (36,866) (313.1)
Sherwin-Williams Co. (The) .. (499) (142,968) (1,214.3)
Snap, Inc., Class A ........ (466) (15,164) (128.8)
SoFi Technologies, Inc. ..... (13,872) (173,123) (1,470.4)
SolarEdge Technologies, Inc. . (644) (153,414) (1,303.0)
Southern Co. (The) ........ (387) (26,893) (228.4)
Southwest Airlines Co. ...... (1,572) (70,363) (597.6)
SS&C Technologies Holdings,
Inc. ................. (2,685) (214,451) (1,821.4)
Stanley Black & Decker, Inc. .. (704) (122,954) (1,044.3)
STERIS plc ............. (335) (75,174) (638.5)
Stryker Corp. ............ (220) (54,571) (463.5)
Sunrun, Inc. ............. (3,123) (80,979) (687.8)
Sysco Corp. ............. (408) (31,885) (270.8)
Take-Two Interactive Software,
Inc. ................. (957) (156,316) (1,327.7)
TE Connectivity Ltd. ....... (2,008) (287,164) (2,439.0)
Teladoc Health, Inc. ........ (1,712) (131,328) (1,115.4)
Teledyne Technologies, Inc. .. (358) (150,872) (1,281.4)
Teleflex, Inc. ............. (297) (92,126) (782.5)
Tenaris SA .............. (12,966) (158,275) (1,344.3)
Thermo Fisher Scientific, Inc. . (680) (395,284) (3,357.3)
T-Mobile US, Inc. ......... (5,811) (628,576) (5,338.7)
Trade Desk, Inc. (The), Class A (847) (58,900) (500.3)
Tradeweb Markets, Inc., Class A (921) (78,073) (663.1)
TransUnion ............. (1,202) (123,950) (1,052.8)
Twilio, Inc., Class A ........ (644) (132,741) (1,127.4)
Twitter, Inc. ............. (2,331) (87,436) (742.6)
Tyler Technologies, Inc. ..... (356) (168,673) (1,432.6)
UnitedHealth Group, Inc. .... (141) (66,632) (565.9)
Universal Health Services, Inc.,
Class B .............. (266) (34,596) (293.8)
Upstart Holdings, Inc. ...... (192) (20,930) (177.8)
US Bancorp ............. (904) (52,604) (446.8)
Valero Energy Corp. ....... (1,209) (100,311) (852.0)
Verisk Analytics, Inc. ....... (366) (71,784) (609.7)
VF Corp. ............... (1,061) (69,188) (587.6)
Viatris, Inc. .............. (18,600) (278,442) (2,364.9)
Vistra Corp. ............. (1,806) (39,389) (334.5)
Vulcan Materials Co. ....... (38) (7,232) (61.4)
Walt Disney Co. (The) ...... (1,337) (191,151) (1,623.5)
Waste Connections, Inc. ..... (1,140) (142,158) (1,207.4)
Waste Management, Inc. .... (3,299) (496,302) (4,215.3)
Wayfair, Inc., Class A ....... (240) (37,421) (317.8)
Wells Fargo & Co. ......... (1,251) (67,304) (571.6)
Westinghouse Air Brake
Technologies Corp. ...... (1,868) (166,065) (1,410.5)
Williams Cos., Inc. (The) .... (1,193) (35,718) (303.4)
Shares Value
% of Basket
Value
United States (continued)
Wynn Resorts Ltd. ........ (487) $ (41,614) (353.4) %
Zendesk, Inc. ............ (756) (74,474) (632.5)
Zimmer Biomet Holdings, Inc. . (450) (55,359) (470.2)
Zoom Video Communications,
Inc., Class A ........... (356) (54,924) (466.5)
(24,912,994)
Zambia
First Quantum Minerals Ltd. .. (1,288) (31,725) (269.5)
Total Reference Entity — Short ............ (50,573,094)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 11,774
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of January 31, 2022, expiration date 02/08/23:
Reference Entity — Long
Brazil
Wheaton Precious Metals Corp. 2,739 110,431 50.9
Canada
Agnico Eagle Mines Ltd. ..... 453 21,635 10.0
Alimentation Couche-Tard, Inc. 6,060 244,421 112.6
AltaGas Ltd. ............. 4,932 101,305 46.7
Bank of Montreal ......... 1,210 136,958 63.1
Canadian Apartment Properties
REIT ................ 3,260 143,387 66.1
Canadian Imperial Bank of
Commerce ........... 365 45,833 21.1
Canadian Tire Corp. Ltd., Class
A .................. 1,528 220,614 101.7
CGI, Inc. ............... 730 62,327 28.7
Constellation Software, Inc. .. 350 602,818 277.8
Empire Co. Ltd., Class A .... 8,168 252,015 116.1
George Weston Ltd. ....... 4,484 488,984 225.3
Gildan Activewear, Inc. ...... 3,836 152,698 70.4
Hydro One Ltd. ........... 20,643 533,309 245.8
iA Financial Corp., Inc. ...... 1,552 100,984 46.5
Intact Financial Corp. ....... 1,498 202,966 93.5
Kinross Gold Corp. ........ 19,810 107,064 49.3
Loblaw Cos. Ltd. .......... 1,901 146,663 67.6
Manulife Financial Corp. ..... 12,250 255,090 117.6
National Bank of Canada .... 2,245 179,614 82.8
Nutrien Ltd. ............. 1,081 75,499 34.8
Onex Corp. ............. 1,405 100,925 46.5
Open Text Corp. .......... 8,519 407,738 187.9
Parkland Corp. ........... 3,072 81,685 37.6
Power Corp. of Canada ..... 3,840 123,433 56.9
Quebecor, Inc., Class B ..... 8,386 198,311 91.4
Ritchie Bros Auctioneers, Inc. . 767 46,751 21.5
Sun Life Financial, Inc. ...... 4,247 240,524 110.8
Suncor Energy, Inc. ........ 2,436 69,603 32.1
Thomson Reuters Corp. ..... 1,786 191,730 88.4
TMX Group Ltd. .......... 993 101,015 46.6
Toromont Industries Ltd. ..... 1,869 157,751 72.7
5,793,650
South Korea
HDC Holdings Co. Ltd. ...... 1 6 0.0

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States
Fortive Corp. ............ 1 $ 71 0.0%
Total Reference Entity — Long ............ 5,904,158
Reference Entity — Short
Canada
Air Canada ............. (3,965) (71,305) (32.9)
Algonquin Power & Utilities
Corp. ............... (5,576) (79,616) (36.7)
Barrick Gold Corp. ........ (15,829) (302,969) (139.6)
Brookfield Asset Management,
Inc., Class A ........... (8,295) (456,791) (210.5)
CAE, Inc. ............... (2,672) (67,475) (31.1)
Cameco Corp. ........... (3,448) (67,026) (30.9)
Canadian Pacific Railway Ltd. . (2,873) (205,539) (94.7)
CCL Industries, Inc., Class B .. (3,109) (162,549) (74.9)
Cenovus Energy, Inc. ....... (3,733) (54,300) (25.0)
Dollarama, Inc. ........... (4,951) (255,466) (117.7)
Emera, Inc. ............. (9,974) (472,591) (217.8)
Fairfax Financial Holdings Ltd. (322) (155,484) (71.6)
Fortis, Inc. .............. (5,969) (283,529) (130.7)
GFL Environmental, Inc. ..... (25,325) (831,981) (383.4)
Ivanhoe Mines Ltd., Class A .. (9,312) (79,776) (36.8)
Keyera Corp. ............ (972) (22,871) (10.5)
Lightspeed Commerce, Inc. .. (774) (25,123) (11.6)
Northland Power, Inc. ...... (10,309) (298,528) (137.6)
Nuvei Corp. ............. (388) (23,647) (10.9)
Pan American Silver Corp. ... (21,259) (460,083) (212.0)
Restaurant Brands International,
Inc. ................. (3,502) (195,880) (90.3)
Rogers Communications, Inc.,
Class B .............. (2,732) (138,561) (63.9)
Saputo, Inc. ............. (4,301) (96,397) (44.4)
Shopify, Inc., Class A ....... (120) (115,827) (53.4)
TC Energy Corp. .......... (11,360) (586,611) (270.3)
(5,509,925)
Chile
Lundin Mining Corp. ....... (2,171) (18,087) (8.3)
United States
Brookfield Renewable Corp. .. (1,059) (36,232) (16.7)
Lennar Corp., Class B ...... (1) (81) (0.0)
(36,313)
Zambia
First Quantum Minerals Ltd. .. (4,987) (122,836) (56.6)
Total Reference Entity — Short ............ (5,687,161)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 216,997
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of January 31, 2022, expiration date 02/15/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 2,861 82,934 1,763.4
BlueScope Steel Ltd. ....... 2,100 27,524 585.2
Brambles Ltd. ............ 2,984 20,500 435.9
Cochlear Ltd. ............ 1,545 211,871 4,504.8
Coles Group Ltd. ......... 1,830 21,024 447.0
QBE Insurance Group Ltd. ... 5,369 42,628 906.4
Sonic Healthcare Ltd. ...... 1,357 36,545 777.0
Shares Value
% of Basket
Value
Australia (continued)
South32 Ltd. ............ 11,848 $ 32,597 693.1%
475,623
Austria
Raiffeisen Bank International AG 1,200 33,729 717.1
voestalpine AG ........... 911 30,286 643.9
64,015
Belgium
Ageas SA/NV ............ 383 18,436 392.0
Groupe Bruxelles Lambert SA . 837 89,812 1,909.6
UCB SA ............... 948 94,331 2,005.7
202,579
Brazil
Wheaton Precious Metals Corp. 454 18,304 389.2
Canada
Alimentation Couche-Tard, Inc. 1,201 48,441 1,030.0
Bank of Nova Scotia (The) ... 465 33,494 712.2
Canadian Imperial Bank of
Commerce ........... 1,050 131,850 2,803.4
Canadian Tire Corp. Ltd., Class
A .................. 550 79,410 1,688.4
Constellation Software, Inc. .. 311 535,647 11,389.1
FirstService Corp. ......... 214 34,123 725.5
George Weston Ltd. ....... 453 49,400 1,050.4
Gildan Activewear, Inc. ...... 1,841 73,284 1,558.2
Hydro One Ltd. ........... 19,903 514,191 10,932.9
Intact Financial Corp. ....... 949 128,581 2,733.9
Loblaw Cos. Ltd. .......... 1,184 91,346 1,942.2
Magna International, Inc. .... 284 22,880 486.5
National Bank of Canada .... 272 21,762 462.7
Open Text Corp. .......... 2,097 100,367 2,134.0
Royal Bank of Canada ...... 1,114 127,013 2,700.6
Sun Life Financial, Inc. ...... 1,167 66,092 1,405.3
Suncor Energy, Inc. ........ 2,149 61,402 1,305.6
Teck Resources Ltd., Class B . 1,964 60,659 1,289.7
Thomson Reuters Corp. ..... 152 16,317 346.9
2,196,259
China
NXP Semiconductors NV .... 113 23,215 493.6
Denmark
Carlsberg AS, Class B ...... 77 12,469 265.1
Coloplast A/S, Class B ...... 1,791 260,451 5,537.8
Genmab A/S ............ 226 76,960 1,636.3
Novo Nordisk A/S, Class B ... 6,931 689,415 14,658.5
Novozymes A/S, Class B .... 1,925 132,146 2,809.7
1,171,441
Finland
Elisa OYJ .............. 641 37,653 800.6
Kesko OYJ, Class B ....... 3,453 109,057 2,318.8
Neste OYJ .............. 918 41,401 880.3
Nordea Bank Abp ......... 11,180 132,793 2,823.5
Stora Enso OYJ, Class R .... 4,786 97,429 2,071.5
UPM-Kymmene OYJ ....... 407 14,834 315.4
433,167
France
Arkema SA ............. 504 74,526 1,584.6
BioMerieux ............. 985 115,504 2,455.9
Cie de Saint-Gobain ....... 3,565 241,235 5,129.2
Credit Agricole SA ......... 1,647 24,778 526.8
Dassault Systemes SE ..... 3,991 192,998 4,103.6
Engie SA ............... 10,901 167,677 3,565.2

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
52
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
France (continued)
EssilorLuxottica SA ........ 254 $ 48,053 1,021.7%
Eurazeo SE ............. 617 49,026 1,042.4
Hermes International ....... 44 66,062 1,404.6
Ipsen SA ............... 671 65,289 1,388.2
La Francaise des Jeux SAEM . 901 37,305 793.2
Pernod Ricard SA ......... 124 26,523 563.9
Publicis Groupe SA ........ 1,570 106,385 2,262.0
Sanofi ................. 42 4,392 93.4
SEB SA ................ 126 19,123 406.6
Societe Generale SA ....... 2,279 84,597 1,798.7
Thales SA .............. 995 91,786 1,951.6
Valeo ................. 1,758 49,204 1,046.2
1,464,463
Germany
Allianz SE (Registered) ..... 114 29,270 622.3
Bayer AG (Registered) ...... 3,607 219,139 4,659.4
Covestro AG ............ 448 26,877 571.5
Daimler Truck Holding AG ... 134 4,724 100.4
Deutsche Boerse AG ....... 585 103,985 2,211.0
Deutsche Post AG (Registered) 11,443 688,647 14,642.2
E.ON SE ............... 10,845 149,579 3,180.4
Evonik Industries AG ....... 1,543 50,338 1,070.3
HeidelbergCement AG ...... 233 16,214 344.7
LEG Immobilien SE ........ 272 36,083 767.2
SAP SE ................ 147 18,443 392.1
Siemens AG (Registered) .... 209 33,183 705.6
Symrise AG ............. 961 114,839 2,441.7
Vonovia SE ............. 215 12,246 260.4
1,503,567
Israel
Bank Hapoalim BM ........ 3,226 33,479 711.8
Israel Discount Bank Ltd., Class
A .................. 10,213 68,487 1,456.2
101,966
Italy
Assicurazioni Generali SpA ... 812 17,088 363.3
Enel SpA ............... 25,749 198,180 4,213.7
Moncler SpA ............ 985 63,217 1,344.1
Terna - Rete Elettrica Nazionale 820 6,443 137.0
284,928
Japan
AGC, Inc. .............. 5,400 247,835 5,269.5
Aisin Corp. .............. 100 3,631 77.2
Ajinomoto Co., Inc. ........ 2,000 55,803 1,186.5
Asahi Kasei Corp. ......... 19,900 196,571 4,179.5
Astellas Pharma, Inc. ....... 5,800 93,615 1,990.5
Bridgestone Corp. ......... 600 26,275 558.7
Chugai Pharmaceutical Co. Ltd. 2,400 77,951 1,657.4
Daito Trust Construction Co. Ltd. 900 103,200 2,194.3
ENEOS Holdings, Inc. ...... 26,100 103,947 2,210.1
FUJIFILM Holdings Corp. .... 100 6,704 142.5
Fujitsu Ltd. .............. 2,200 290,836 6,183.8
Hitachi Ltd. ............. 1,000 51,976 1,105.1
Honda Motor Co. Ltd. ...... 11,800 347,543 7,389.5
Hoshizaki Corp. .......... 1,500 110,842 2,356.7
Iida Group Holdings Co. Ltd. .. 800 16,644 353.9
Isuzu Motors Ltd. ......... 3,700 45,325 963.7
Japan Tobacco, Inc. ....... 1,300 25,954 551.9
JSR Corp. .............. 2,300 76,241 1,621.1
Kajima Corp. ............ 12,600 152,178 3,235.6
KDDI Corp. ............. 1,700 54,313 1,154.8
Kikkoman Corp. .......... 400 30,235 642.9
Shares Value
% of Basket
Value
Japan (continued)
Komatsu Ltd. ............ 1,000 $ 25,129 534.3%
Kyocera Corp. ........... 700 43,170 917.9
Marubeni Corp. ........... 11,900 122,450 2,603.6
Mazda Motor Corp. ........ 2,800 21,570 458.6
Mitsubishi Electric Corp. ..... 18,700 234,188 4,979.4
Mitsubishi Estate Co. Ltd. .... 1,600 23,044 490.0
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 36,395 773.8
Mitsubishi HC Capital, Inc. ... 4,800 24,790 527.1
Mitsubishi UFJ Financial Group,
Inc. ................. 20,000 121,226 2,577.5
Mitsui Chemicals, Inc. ...... 1,400 37,442 796.1
Mitsui Fudosan Co. Ltd. ..... 2,800 60,025 1,276.3
NEC Corp. .............. 500 19,507 414.8
NGK Insulators Ltd. ........ 4,400 74,350 1,580.9
Nippon Express Holdings, Inc. . 1,000 59,264 1,260.1
Nippon Telegraph & Telephone
Corp. ............... 2,200 62,959 1,338.7
Nisshin Seifun Group, Inc. ... 1,400 19,659 418.0
Nitto Denko Corp. ......... 8,000 622,877 13,243.8
Olympus Corp. ........... 2,900 64,893 1,379.8
Ono Pharmaceutical Co. Ltd. . 1,200 29,102 618.8
Osaka Gas Co. Ltd. ........ 20,900 355,434 7,557.3
Panasonic Corp. .......... 13,200 145,325 3,089.9
Recruit Holdings Co. Ltd. .... 3,300 163,114 3,468.2
Resona Holdings, Inc. ...... 24,700 106,147 2,256.9
Secom Co. Ltd. ........... 400 28,166 598.9
Seiko Epson Corp. ........ 1,800 28,038 596.1
Subaru Corp. ............ 4,700 85,546 1,818.9
Sumitomo Chemical Co. Ltd. .. 18,500 93,296 1,983.7
Sumitomo Mitsui Financial
Group, Inc. ........... 4,800 172,901 3,676.3
Suzuki Motor Corp. ........ 1,400 59,604 1,267.3
Sysmex Corp. ........... 900 85,672 1,821.6
Taisei Corp. ............. 2,000 65,562 1,394.0
TDK Corp. .............. 5,400 195,020 4,146.6
Terumo Corp. ............ 2,100 76,658 1,629.9
Tokyo Gas Co. Ltd. ........ 10,600 214,033 4,550.8
TOPPAN, Inc. ............ 1,600 30,435 647.1
Toray Industries, Inc. ....... 7,100 44,871 954.1
Toshiba Corp. ............ 900 37,269 792.4
Yamaha Motor Co. Ltd. ..... 7,400 176,220 3,746.8
Yamato Holdings Co. Ltd. .... 800 17,035 362.2
6,000,005
Netherlands
Koninklijke Ahold Delhaize NV . 1,180 38,261 813.5
Koninklijke DSM NV ....... 290 54,364 1,155.9
Koninklijke KPN NV ........ 19,005 62,688 1,332.9
Koninklijke Philips NV ...... 2,353 78,268 1,664.2
NN Group NV ............ 2,429 135,932 2,890.2
Randstad NV ............ 3,282 213,506 4,539.6
Wolters Kluwer NV ........ 1,063 108,191 2,300.4
691,210
Norway
Equinor ASA ............ 1,426 39,312 835.9
Portugal
Galp Energia SGPS SA ..... 11,654 128,500 2,732.2
Russia
Coca-Cola HBC AG ........ 1,275 42,229 897.9
Singapore
STMicroelectronics NV ..... 610 28,683 609.9

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 3,893 $ 24,855 528.5%
Banco Santander SA ....... 17,402 61,022 1,297.5
Endesa SA ............. 1,100 24,628 523.6
Iberdrola SA ............. 12,826 147,051 3,126.6
Repsol SA .............. 17,073 216,957 4,613.0
474,513
Sweden
Assa Abloy AB, Class B ..... 1,518 41,566 883.8
Husqvarna AB, Class B ..... 7,185 99,900 2,124.1
Investor AB, Class B ....... 10,458 227,063 4,827.9
Lundin Energy AB ......... 4,792 194,881 4,143.6
Telefonaktiebolaget LM Ericsson,
Class B .............. 2,246 28,044 596.3
Telia Co. AB ............. 13,376 52,720 1,120.9
644,174
Switzerland
Adecco Group AG (Registered) 2,119 100,935 2,146.1
Baloise Holding AG (Registered) 304 53,254 1,132.3
Geberit AG (Registered) ..... 321 218,097 4,637.2
Givaudan SA (Registered) ... 6 24,858 528.5
Julius Baer Group Ltd. ...... 1,397 91,294 1,941.1
Novartis AG (Registered) .... 1,682 146,148 3,107.4
Roche Holding AG ........ 388 150,156 3,192.7
SGS SA (Registered) ....... 8 22,813 485.0
Straumann Holding AG
(Registered) ........... 49 81,197 1,726.4
UBS Group AG (Registered) .. 15,191 281,786 5,991.4
1,170,538
United Kingdom
3i Group plc ............. 6,300 117,330 2,494.7
Ashtead Group plc ........ 38 2,718 57.8
Auto Trader Group plc ...... 2,891 26,197 557.0
Aviva plc ............... 3,929 23,197 493.2
BAE Systems plc ......... 30,413 238,005 5,060.5
Barratt Developments plc .... 5,904 49,104 1,044.1
BP plc ................. 14,667 76,033 1,616.6
Croda International plc ...... 191 20,628 438.6
DCC plc ............... 1,082 90,978 1,934.4
Diageo plc .............. 951 47,989 1,020.4
Experian plc ............. 1,462 61,065 1,298.4
InterContinental Hotels Group
plc ................. 981 64,818 1,378.2
J Sainsbury plc ........... 11,386 44,742 951.3
JD Sports Fashion plc ...... 31,370 80,438 1,710.3
Kingfisher plc ............ 4,772 21,399 455.0
Legal & General Group plc ... 20,949 81,910 1,741.6
Pentair plc .............. 55 3,503 74.5
RELX plc ............... 5,850 179,948 3,826.1
Severn Trent plc .......... 1,653 64,177 1,364.5
Taylor Wimpey plc ......... 17,668 36,247 770.7
Tesco plc ............... 17,581 70,617 1,501.5
United Utilities Group plc .... 3,744 54,010 1,148.4
WPP plc ............... 9,639 151,145 3,213.7
1,606,198
United States
3M Co. ................ 353 58,605 1,246.1
ABIOMED, Inc. ........... 229 67,754 1,440.6
Adobe, Inc. ............. 525 280,507 5,964.2
Advanced Micro Devices, Inc. . 1,416 161,778 3,439.8
Agilent Technologies, Inc. .... 1,247 173,732 3,693.9
Airbnb, Inc., Class A ....... 10 1,540 32.7
Shares Value
% of Basket
Value
United States (continued)
Align Technology, Inc. ...... 228 $ 112,851 2,399.5%
Ally Financial, Inc. ......... 3,421 163,250 3,471.1
American Water Works Co., Inc. 196 31,517 670.1
Ameriprise Financial, Inc. .... 518 157,633 3,351.6
Ansys, Inc. .............. 110 37,401 795.2
Apple, Inc. .............. 420 73,408 1,560.8
Applied Materials, Inc. ...... 47 6,494 138.1
Archer-Daniels-Midland Co. .. 3,458 259,350 5,514.4
Arista Networks, Inc. ....... 243 30,207 642.3
Autodesk, Inc. ........... 369 92,173 1,959.8
Avery Dennison Corp. ...... 2,016 414,127 8,805.3
Baker Hughes Co. ......... 5,403 148,258 3,152.3
Bath & Body Works, Inc. .... 1,123 62,967 1,338.8
Booz Allen Hamilton Holding
Corp. ............... 221 16,957 360.6
Bunge Ltd. .............. 1,213 119,917 2,549.7
Cadence Design Systems, Inc. 2,419 368,027 7,825.1
Capital One Financial Corp. .. 565 82,902 1,762.7
Cardinal Health, Inc. ....... 1,277 65,855 1,400.2
Carlyle Group, Inc. (The) .... 404 20,624 438.5
CBRE Group, Inc., Class A ... 251 25,436 540.8
CDW Corp. ............. 149 28,168 598.9
CH Robinson Worldwide, Inc. . 2,170 227,090 4,828.5
Cigna Corp. ............. 251 57,845 1,229.9
Cintas Corp. ............. 111 43,460 924.1
Cognex Corp. ............ 1,447 96,168 2,044.7
Cognizant Technology Solutions
Corp., Class A ......... 315 26,907 572.1
ConocoPhillips ........... 2,986 264,619 5,626.4
Consolidated Edison, Inc. .... 1,003 86,709 1,843.6
Copart, Inc. ............. 1,860 240,405 5,111.6
Corteva, Inc. ............ 2,955 142,076 3,020.9
CSX Corp. .............. 1,156 39,558 841.1
Cummins, Inc. ........... 598 132,086 2,808.5
Darden Restaurants, Inc. .... 1,640 229,387 4,877.3
Deere & Co. ............. 194 73,022 1,552.6
Dentsply Sirona, Inc. ....... 330 17,629 374.8
DexCom, Inc. ............ 139 59,837 1,272.3
DocuSign, Inc. ........... 116 14,589 310.2
Domino's Pizza, Inc. ....... 60 27,279 580.0
Dover Corp. ............. 1,631 277,123 5,892.3
Dropbox, Inc., Class A ...... 7,282 180,229 3,832.1
DTE Energy Co. .......... 773 93,092 1,979.4
DuPont de Nemours, Inc. .... 253 19,380 412.1
eBay, Inc. .............. 2,559 153,719 3,268.4
Ecolab, Inc. ............. 98 18,566 394.8
Edwards Lifesciences Corp. .. 3,214 350,969 7,462.4
Emerson Electric Co. ....... 617 56,733 1,206.3
Entergy Corp. ............ 323 36,102 767.6
EPAM Systems, Inc. ....... 134 63,803 1,356.6
Equifax, Inc. ............. 100 23,976 509.8
Equitable Holdings, Inc. ..... 1,439 48,408 1,029.3
Exelon Corp. ............ 1,676 97,124 2,065.1
Expeditors International of
Washington, Inc. ........ 2,496 285,742 6,075.5
Fastenal Co. ............ 34 1,927 41.0
First Republic Bank ........ 110 19,095 406.0
FMC Corp. .............. 421 46,466 988.0
Fortinet, Inc. ............. 376 111,762 2,376.3
Fortive Corp. ............ 737 51,988 1,105.4
Fortune Brands Home & Security,
Inc. ................. 1,153 108,578 2,308.6
General Mills, Inc. ......... 1,743 119,709 2,545.3
Genuine Parts Co. ........ 1,304 173,732 3,693.9
Gilead Sciences, Inc. ....... 3,974 272,934 5,803.2

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
54
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
GoDaddy, Inc., Class A ..... 245 $ 18,549 394.4%
Hartford Financial Services
Group, Inc. (The) ....... 1,132 81,357 1,729.8
Hershey Co. (The) ........ 642 126,519 2,690.1
Hewlett Packard Enterprise Co. 6,232 101,769 2,163.8
Hologic, Inc. ............. 270 18,965 403.2
Home Depot, Inc. (The) ..... 122 44,772 951.9
HP, Inc. ................ 3,283 120,585 2,563.9
IDEXX Laboratories, Inc. .... 389 197,340 4,195.9
Illinois Tool Works, Inc. ...... 755 176,610 3,755.1
Illumina, Inc. ............ 150 52,323 1,112.5
Incyte Corp. ............. 3,345 248,634 5,286.5
Interpublic Group of Cos., Inc.
(The) ............... 1,320 46,913 997.5
Intuit, Inc. .............. 711 394,769 8,393.7
Intuitive Surgical, Inc. ...... 138 39,217 833.8
Invesco Ltd. ............. 1,805 40,901 869.7
James Hardie Industries plc,
CDI ................ 1,342 45,165 960.3
Jazz Pharmaceuticals plc .... 448 62,232 1,323.2
JB Hunt Transport Services, Inc. 602 115,909 2,464.5
Johnson Controls International
plc ................. 2,282 165,833 3,526.0
Juniper Networks, Inc. ...... 1,621 56,443 1,200.1
KeyCorp ............... 2,195 55,007 1,169.6
Keysight Technologies, Inc. ... 1,383 233,478 4,964.3
KLA Corp. .............. 17 6,618 140.7
Knight-Swift Transportation
Holdings, Inc. .......... 2,224 125,834 2,675.5
Kroger Co. (The) .......... 853 37,182 790.6
Laboratory Corp. of America
Holdings ............. 488 132,424 2,815.6
Lam Research Corp. ....... 119 70,200 1,492.6
Lennar Corp., Class A ...... 332 31,909 678.4
Lennox International, Inc. .... 331 93,878 1,996.1
Lincoln National Corp. ...... 464 32,471 690.4
LKQ Corp. .............. 4,282 235,039 4,997.5
Loews Corp. ............ 3,220 192,105 4,084.6
Lyft, Inc., Class A ......... 1,788 68,874 1,464.4
LyondellBasell Industries NV,
Class A .............. 96 9,286 197.4
Marathon Petroleum Corp. ... 448 32,144 683.5
Marsh & McLennan Cos., Inc. . 289 44,402 944.1
Masimo Corp. ............ 1,022 224,707 4,777.8
McDonald's Corp. ......... 949 246,218 5,235.2
MetLife, Inc. ............. 2,638 176,904 3,761.4
Mettler-Toledo International, Inc. 220 323,990 6,888.7
Molina Healthcare, Inc. ..... 139 40,377 858.5
Molson Coors Beverage Co.,
Class B .............. 494 23,544 500.6
Monolithic Power Systems, Inc. 124 49,963 1,062.3
Moody's Corp. ........... 116 39,788 846.0
Mosaic Co. (The) ......... 169 6,752 143.6
NetApp, Inc. ............. 2,457 212,555 4,519.4
Nordson Corp. ........... 874 203,240 4,321.3
Northern Trust Corp. ....... 507 59,136 1,257.4
NVIDIA Corp. ............ 567 138,836 2,952.0
Old Dominion Freight Line, Inc. 386 116,545 2,478.0
Otis Worldwide Corp. ....... 799 68,259 1,451.3
Owens Corning ........... 1,871 165,958 3,528.6
PepsiCo, Inc. ............ 656 113,829 2,420.3
Phillips 66 .............. 605 51,298 1,090.7
Pinterest, Inc., Class A ...... 1,098 32,457 690.1
Principal Financial Group, Inc. . 924 67,507 1,435.4
Procter & Gamble Co. (The) .. 558 89,531 1,903.6
Shares Value
% of Basket
Value
United States (continued)
Prudential Financial, Inc. .... 328 $ 36,595 778.1%
Qualcomm, Inc. .......... 1,057 185,778 3,950.1
Raymond James Financial, Inc. 378 40,019 850.9
Regions Financial Corp. ..... 2,285 52,418 1,114.5
Robert Half International, Inc. . 2,686 304,216 6,468.3
Roku, Inc. .............. 455 74,643 1,587.1
Ross Stores, Inc. ......... 805 78,689 1,673.1
Schlumberger NV ......... 1,253 48,955 1,040.9
Seagate Technology Holdings
plc ................. 524 56,147 1,193.8
Sealed Air Corp. .......... 701 47,612 1,012.3
Sempra Energy .......... 391 54,021 1,148.6
ServiceNow, Inc. .......... 454 265,944 5,654.6
Skyworks Solutions, Inc. .... 163 23,883 507.8
Starbucks Corp. .......... 1,393 136,960 2,912.1
State Street Corp. ......... 1,410 133,245 2,833.1
Steel Dynamics, Inc. ....... 1,340 74,397 1,581.8
Stellantis NV ............ 2,691 51,960 1,104.8
SVB Financial Group ....... 105 61,310 1,303.6
Swiss Re AG ............ 216 23,535 500.4
Synchrony Financial ....... 483 20,571 437.4
Synopsys, Inc. ........... 1,823 566,041 12,035.3
Target Corp. ............. 355 78,253 1,663.8
Tractor Supply Co. ........ 764 166,789 3,546.3
Trane Technologies plc ..... 253 43,794 931.2
Travelers Cos., Inc. (The) .... 304 50,519 1,074.1
Trimble, Inc. ............. 2,438 175,926 3,740.6
Tyson Foods, Inc., Class A ... 1,054 95,798 2,036.9
UGI Corp. .............. 1,799 81,585 1,734.7
Ulta Beauty, Inc. .......... 200 72,748 1,546.8
United Rentals, Inc. ........ 215 68,826 1,463.4
Vail Resorts, Inc. .......... 207 57,360 1,219.6
VeriSign, Inc. ............ 223 48,431 1,029.8
VMware, Inc., Class A ...... 916 117,688 2,502.3
Walgreens Boots Alliance, Inc. 1,276 63,494 1,350.0
Walmart, Inc. ............ 526 73,540 1,563.6
Waters Corp. ............ 116 37,134 789.5
West Pharmaceutical Services,
Inc. ................. 591 232,393 4,941.2
Western Union Co. (The) .... 2,148 40,619 863.6
Workday, Inc., Class A ...... 393 99,433 2,114.2
WW Grainger, Inc. ......... 544 269,340 5,726.8
Xcel Energy, Inc. .......... 1,999 139,250 2,960.8
Yum! Brands, Inc. ......... 2,898 362,743 7,712.7
Zebra Technologies Corp., Class
A .................. 119 60,585 1,288.2
18,231,498
Total Reference Entity — Long ............ 36,996,387
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (59) (66,792) (1,420.1)
Australia
BHP Group plc ........... (562) (17,739) (377.2)
Westpac Banking Corp. ..... (3,106) (44,798) (952.5)
(62,537)
Austria
Erste Group Bank AG ...... (2,112) (98,716) (2,098.9)
Verbund AG ............. (675) (71,489) (1,520.0)
(170,205)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Belgium
Anheuser-Busch InBev SA/NV (772) $ (48,668) (1,034.8) %
Brazil
Yara International ASA ...... (1,338) (68,703) (1,460.8)
Canada
Ballard Power Systems, Inc. .. (9,439) (98,463) (2,093.5)
Barrick Gold Corp. ........ (8,212) (157,179) (3,342.0)
BCE, Inc. ............... (4,480) (234,018) (4,975.7)
Brookfield Asset Management,
Inc., Class A ........... (872) (48,020) (1,021.0)
CAE, Inc. ............... (898) (22,677) (482.2)
Canadian National Railway Co. (407) (49,606) (1,054.7)
Canadian Pacific Railway Ltd. . (169) (12,091) (257.1)
Canadian Utilities Ltd., Class A (4,745) (137,854) (2,931.1)
Dollarama, Inc. ........... (4,039) (208,408) (4,431.2)
Enbridge, Inc. ............ (1,934) (81,763) (1,738.5)
Fortis, Inc. .............. (4,964) (235,791) (5,013.5)
GFL Environmental, Inc. ..... (2,352) (77,268) (1,642.9)
IGM Financial, Inc. ........ (599) (21,045) (447.5)
Ivanhoe Mines Ltd., Class A .. (25,919) (222,049) (4,721.3)
Kirkland Lake Gold Ltd. ..... (2,972) (111,945) (2,380.2)
Northland Power, Inc. ...... (5,900) (170,852) (3,632.7)
Pan American Silver Corp. ... (1,265) (27,377) (582.1)
Pembina Pipeline Corp. ..... (3,121) (99,094) (2,107.0)
Restaurant Brands International,
Inc. ................. (1,129) (63,149) (1,342.7)
Rogers Communications, Inc.,
Class B .............. (5,113) (259,320) (5,513.7)
Shopify, Inc., Class A ....... (20) (19,305) (410.5)
Toronto-Dominion Bank (The) . (2,920) (233,871) (4,972.6)
(2,591,145)
Denmark
Ambu A/S, Class B ........ (3,630) (76,916) (1,635.4)
Chr Hansen Holding A/S .... (1,357) (108,825) (2,313.9)
Danske Bank A/S ......... (2,483) (48,198) (1,024.8)
Demant A/S ............. (926) (40,969) (871.1)
GN Store Nord A/S ........ (2,474) (149,712) (3,183.2)
Rockwool International A/S,
Class B .............. (58) (22,215) (472.3)
Vestas Wind Systems A/S ... (891) (24,111) (512.6)
(470,946)
Finland
Fortum OYJ ............. (1,570) (42,735) (908.6)
Kone OYJ, Class B ........ (966) (62,562) (1,330.2)
Sampo OYJ, Class A ....... (513) (25,462) (541.4)
(130,759)
France
Accor SA ............... (2,888) (106,138) (2,256.7)
Aeroports de Paris ........ (2,384) (323,511) (6,878.6)
Air Liquide SA ........... (1,068) (182,691) (3,884.4)
Alstom SA .............. (2,071) (67,141) (1,427.6)
AXA SA ................ (5,696) (180,398) (3,835.7)
Bollore SA .............. (18,381) (99,077) (2,106.6)
Bouygues SA ............ (3,791) (133,697) (2,842.7)
Dassault Aviation SA ....... (200) (23,769) (505.4)
Edenred ............... (441) (18,942) (402.8)
Faurecia SE ............. (862) (38,211) (812.4)
Getlink SE .............. (5,770) (91,021) (1,935.3)
LVMH Moet Hennessy Louis
Vuitton SE ............ (13) (10,678) (227.0)
Orpea SA .............. (1,067) (46,846) (996.0)
Remy Cointreau SA ........ (377) (78,617) (1,671.6)
Renault SA ............. (1,884) (74,875) (1,592.0)
Shares Value
% of Basket
Value
France (continued)
Safran SA .............. (1,178) $ (142,620) (3,032.4) %
Ubisoft Entertainment SA .... (405) (23,241) (494.2)
Vinci SA ............... (1,416) (155,203) (3,300.0)
Worldline SA ............ (2,702) (130,966) (2,784.6)
(1,927,642)
Germany
adidas AG .............. (429) (117,725) (2,503.1)
Beiersdorf AG ............ (338) (33,619) (714.8)
Brenntag SE ............ (161) (13,794) (293.3)
Carl Zeiss Meditec AG ...... (279) (44,869) (954.0)
Commerzbank AG ......... (5,159) (44,549) (947.2)
Deutsche Telekom AG
(Registered) ........... (1,457) (27,507) (584.9)
Fresenius Medical Care AG &
Co. KGaA ............ (1,890) (128,507) (2,732.4)
Fresenius SE & Co. KGaA ... (795) (32,818) (697.8)
Hannover Rueck SE ....... (239) (48,216) (1,025.2)
KION Group AG .......... (516) (47,706) (1,014.3)
Knorr-Bremse AG ......... (223) (22,610) (480.7)
LANXESS AG ........... (363) (22,101) (469.9)
Porsche Automobil Holding SE
(Preference) .......... (1,370) (128,299) (2,727.9)
RWE AG ............... (2,775) (117,056) (2,488.9)
Siemens Energy AG ....... (4,023) (90,489) (1,924.0)
Siemens Healthineers AG .... (2,255) (144,911) (3,081.1)
Telefonica Deutschland Holding
AG ................. (54,415) (156,213) (3,321.4)
Uniper SE .............. (521) (23,575) (501.3)
United Internet AG (Registered),
Class G .............. (1,214) (47,609) (1,012.3)
Zalando SE ............. (957) (75,955) (1,615.0)
(1,368,128)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,555) (48,101) (1,022.7)
Ireland
Flutter Entertainment plc .... (376) (57,206) (1,216.3)
Kerry Group plc, Class A .... (435) (54,809) (1,165.4)
Kingspan Group plc ........ (222) (21,369) (454.4)
(133,384)
Israel
Wix.com Ltd. ............ (116) (15,239) (324.0)
Italy
Davide Campari-Milano NV .. (4,090) (51,351) (1,091.8)
Infrastrutture Wireless Italiane
SpA ................ (12,120) (130,683) (2,778.6)
Nexi SpA ............... (7,455) (109,048) (2,318.6)
UniCredit SpA ........... (1,762) (28,004) (595.4)
(319,086)
Japan
Aeon Co. Ltd. ............ (4,000) (91,149) (1,938.0)
ANA Holdings, Inc. ........ (1,100) (23,230) (493.9)
Asahi Group Holdings Ltd. ... (1,200) (48,985) (1,041.5)
Asahi Intecc Co. Ltd. ....... (2,400) (40,946) (870.6)
Bandai Namco Holdings, Inc. . (300) (21,086) (448.3)
Central Japan Railway Co. ... (500) (65,605) (1,394.9)
Daifuku Co. Ltd. .......... (500) (34,712) (738.1)
Daikin Industries Ltd. ....... (1,500) (314,916) (6,695.8)
East Japan Railway Co. ..... (3,500) (199,860) (4,249.5)
GMO Payment Gateway, Inc. . (700) (61,426) (1,306.1)
Hankyu Hanshin Holdings, Inc. (900) (26,209) (557.3)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
56
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Hitachi Construction Machinery
Co. Ltd. .............. (300) $ (7,628) (162.2) %
Keisei Electric Railway Co. Ltd. (700) (19,755) (420.0)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (139,467) (2,965.4)
Kirin Holdings Co. Ltd. ...... (3,700) (59,304) (1,260.9)
Konami Holdings Corp. ..... (1,000) (53,910) (1,146.2)
Kose Corp. ............. (300) (27,429) (583.2)
Kubota Corp. ............ (9,600) (205,877) (4,377.4)
Kyowa Kirin Co. Ltd. ....... (700) (17,447) (371.0)
Lion Corp. .............. (2,100) (27,439) (583.4)
MonotaRO Co. Ltd. ........ (1,700) (27,932) (593.9)
Nexon Co. Ltd. ........... (1,000) (18,852) (400.8)
Nidec Corp. ............. (2,000) (177,260) (3,768.9)
Nihon M&A Center Holdings,
Inc. ................. (2,200) (34,635) (736.4)
Nippon Paint Holdings Co. Ltd. (3,000) (23,992) (510.1)
Nippon Sanso Holdings Corp. . (2,000) (39,718) (844.5)
Nippon Yusen KK ......... (900) (70,554) (1,500.1)
Nissan Motor Co. Ltd. ...... (50,900) (269,393) (5,727.9)
NTT Data Corp. .......... (1,200) (23,005) (489.1)
Odakyu Electric Railway Co. Ltd. (3,600) (63,615) (1,352.6)
Omron Corp. ............ (800) (58,488) (1,243.6)
Oriental Land Co. Ltd. ...... (700) (121,858) (2,591.0)
Otsuka Corp. ............ (3,400) (137,961) (2,933.4)
Rakuten Group, Inc. ....... (3,500) (30,364) (645.6)
Renesas Electronics Corp. ... (2,500) (28,692) (610.1)
Rinnai Corp. ............. (300) (26,792) (569.6)
Shimano, Inc. ............ (400) (89,697) (1,907.2)
Shin-Etsu Chemical Co. Ltd. .. (300) (50,193) (1,067.2)
Shiseido Co. Ltd. ......... (3,300) (166,465) (3,539.4)
SoftBank Corp. ........... (8,900) (111,569) (2,372.2)
SoftBank Group Corp. ...... (3,500) (155,048) (3,296.7)
Square Enix Holdings Co. Ltd. . (1,100) (53,942) (1,146.9)
SUMCO Corp. ........... (5,900) (108,773) (2,312.8)
Sumitomo Corp. .......... (6,900) (106,642) (2,267.5)
Sumitomo Metal Mining Co. Ltd. (1,800) (83,142) (1,767.8)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (46,410) (986.8)
Tobu Railway Co. Ltd. ...... (1,800) (42,162) (896.5)
Toho Co. Ltd. ............ (1,200) (46,485) (988.4)
Tokyo Electric Power Co.
Holdings, Inc. .......... (14,800) (39,431) (838.4)
Tokyu Corp. ............. (5,200) (69,097) (1,469.2)
Toyota Industries Corp. ..... (400) (31,203) (663.5)
Toyota Motor Corp. ........ (4,700) (92,887) (1,975.0)
West Japan Railway Co. .... (1,400) (58,665) (1,247.4)
Z Holdings Corp. .......... (11,300) (57,389) (1,220.2)
(4,048,691)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (105,855) (2,250.7)
Luxembourg
Eurofins Scientific SE ...... (1,144) (114,861) (2,442.2)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (132,052) (2,807.7)
Aegon NV .............. (23,219) (130,990) (2,785.1)
Argenx SE .............. (198) (52,983) (1,126.6)
JDE Peet's NV ........... (5,548) (166,130) (3,532.3)
(482,155)
Shares Value
% of Basket
Value
New Zealand
Auckland International Airport
Ltd. ................ (4,278) $ (20,307) (431.8) %
Ryman Healthcare Ltd. ..... (2,254) (14,739) (313.4)
(35,046)
Norway
DNB Bank ASA ........... (2,528) (60,167) (1,279.3)
Gjensidige Forsikring ASA ... (3,017) (73,695) (1,566.9)
Telenor ASA ............. (1,577) (26,062) (554.2)
(159,924)
Russia
Evraz plc ............... (3,661) (24,872) (528.8)
Saudi Arabia
Delivery Hero SE ......... (868) (67,001) (1,424.6)
Spain
Aena SME SA ........... (1,358) (219,429) (4,665.6)
Amadeus IT Group SA ...... (627) (43,113) (916.7)
Cellnex Telecom SA ....... (474) (21,494) (457.0)
Ferrovial SA ............. (7,960) (221,197) (4,703.1)
Grifols SA .............. (3,187) (56,201) (1,194.9)
Siemens Gamesa Renewable
Energy SA ............ (6,867) (148,587) (3,159.3)
(710,021)
Sweden
Embracer Group AB ....... (7,496) (75,210) (1,599.1)
Epiroc AB, Class A ........ (1,071) (22,854) (485.9)
Essity AB, Class B ........ (4,525) (127,562) (2,712.3)
Evolution AB ............ (231) (28,740) (611.1)
Hexagon AB, Class B ...... (10,058) (135,663) (2,884.5)
Investment AB Latour, Class B (613) (19,073) (405.5)
Nibe Industrier AB, Class B ... (5,043) (47,932) (1,019.1)
Sandvik AB ............. (2,888) (76,054) (1,617.1)
Sinch AB ............... (1,429) (14,691) (312.4)
SKF AB, Class B .......... (1,604) (35,163) (747.7)
Svenska Handelsbanken AB,
Class A .............. (7,912) (84,323) (1,792.9)
Tele2 AB, Class B ......... (266) (3,870) (82.3)
(671,135)
Switzerland
ABB Ltd. (Registered) ...... (10,404) (360,725) (7,669.8)
Alcon, Inc. .............. (1,477) (113,889) (2,421.5)
Barry Callebaut AG (Registered) (23) (52,799) (1,122.6)
Chocoladefabriken Lindt &
Spruengli AG .......... (22) (255,318) (5,428.6)
Cie Financiere Richemont SA
(Registered) ........... (536) (77,899) (1,656.3)
Clariant AG (Registered) .... (9,641) (204,342) (4,344.8)
Credit Suisse Group AG
(Registered) ........... (11,052) (105,054) (2,233.7)
EMS-Chemie Holding AG
(Registered) ........... (111) (112,275) (2,387.2)
Schindler Holding AG ...... (563) (141,304) (3,004.4)
Sika AG (Registered) ....... (183) (64,027) (1,361.4)
Swatch Group AG (The) ..... (243) (70,889) (1,507.2)
Temenos AG (Registered) ... (505) (60,532) (1,287.0)
Vifor Pharma AG .......... (963) (170,593) (3,627.2)
(1,789,646)
Taiwan
Sea Ltd., ADR ........... (560) (84,174) (1,789.7)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United Kingdom
AVEVA Group plc ......... (531) $ (21,071) (448.0) %
BT Group plc ............ (30,330) (80,334) (1,708.1)
Bunzl plc ............... (1,411) (52,852) (1,123.7)
Hargreaves Lansdown plc ... (8,455) (153,507) (3,263.9)
HSBC Holdings plc ........ (27,138) (193,151) (4,106.8)
Informa plc .............. (12,744) (96,400) (2,049.7)
Just Eat Takeaway.com NV ... (1,523) (75,207) (1,599.1)
Liberty Global plc, Class C ... (1,654) (44,724) (950.9)
London Stock Exchange Group
plc ................. (571) (55,909) (1,188.7)
Melrose Industries plc ...... (12,430) (25,320) (538.4)
NatWest Group plc ........ (27,545) (90,535) (1,925.0)
Ocado Group plc ......... (950) (19,357) (411.6)
Pearson plc ............. (2,875) (24,005) (510.4)
Prudential plc ............ (4,748) (80,031) (1,701.6)
Reckitt Benckiser Group plc .. (1,281) (103,789) (2,206.8)
Rolls-Royce Holdings plc .... (15,400) (24,139) (513.3)
Smith & Nephew plc ....... (3,348) (56,939) (1,210.7)
Smiths Group plc ......... (1,902) (40,090) (852.4)
SSE plc ................ (1,233) (26,529) (564.1)
Standard Chartered plc ..... (2,968) (21,615) (459.6)
Unilever plc ............. (7,457) (382,409) (8,130.9)
Vodafone Group plc ........ (222,098) (389,975) (8,291.7)
(2,057,888)
United States
Air Products & Chemicals, Inc. (1,633) (460,702) (9,795.6)
Albemarle Corp. .......... (169) (37,305) (793.2)
Ameren Corp. ............ (3,280) (291,067) (6,188.7)
American Financial Group, Inc. (416) (54,196) (1,152.3)
AMETEK, Inc. ........... (583) (79,737) (1,695.4)
Amphenol Corp., Class A .... (1,372) (109,197) (2,321.8)
Analog Devices, Inc. ....... (1,704) (279,405) (5,940.8)
Anthem, Inc. ............ (552) (243,426) (5,175.8)
Apollo Global Management, Inc. (3,933) (275,310) (5,853.7)
Arch Capital Group Ltd. ..... (819) (37,936) (806.6)
Arthur J Gallagher & Co. .... (1,076) (169,943) (3,613.4)
AT&T, Inc. .............. (1,339) (34,145) (726.0)
AutoZone, Inc. ........... (30) (59,591) (1,267.0)
Avantor, Inc. ............. (1,237) (46,177) (981.8)
Ball Corp. .............. (1,011) (98,168) (2,087.3)
Bausch Health Cos., Inc. .... (6,673) (164,049) (3,488.1)
Becton Dickinson and Co. ... (342) (86,916) (1,848.0)
BioMarin Pharmaceutical, Inc. . (4,035) (357,622) (7,603.9)
Bio-Rad Laboratories, Inc., Class
A .................. (86) (51,577) (1,096.6)
Bio-Techne Corp. ......... (48) (18,068) (384.2)
Block, Inc., Class A ........ (978) (119,600) (2,543.0)
Boeing Co. (The) ......... (1,477) (295,754) (6,288.4)
Booking Holdings, Inc. ...... (10) (24,561) (522.2)
Boston Scientific Corp. ...... (4,412) (189,275) (4,024.4)
Broadcom, Inc. ........... (633) (370,862) (7,885.4)
Brookfield Renewable Corp. .. (4,633) (158,509) (3,370.3)
Brown & Brown, Inc. ....... (1,286) (85,236) (1,812.3)
Burlington Stores, Inc. ...... (160) (37,909) (806.0)
Cable One, Inc. .......... (90) (139,026) (2,956.0)
Caesars Entertainment, Inc. .. (592) (45,075) (958.4)
Campbell Soup Co. ........ (3,954) (174,450) (3,709.2)
CarMax, Inc. ............ (2,210) (245,686) (5,223.8)
Carrier Global Corp. ....... (871) (41,529) (883.0)
Carvana Co. ............ (1,055) (170,973) (3,635.3)
Catalent, Inc. ............ (1,858) (193,102) (4,105.8)
CenterPoint Energy, Inc. .... (1,912) (54,224) (1,152.9)
Ceridian HCM Holding, Inc. .. (5,749) (435,889) (9,268.0)
CF Industries Holdings, Inc. .. (447) (30,785) (654.6)
Shares Value
% of Basket
Value
United States (continued)
Charles River Laboratories
International, Inc. ....... (222) $ (73,207) (1,556.5) %
Charles Schwab Corp. (The) .. (320) (28,064) (596.7)
Charter Communications, Inc.,
Class A .............. (257) (152,488) (3,242.2)
Cheniere Energy, Inc. ...... (3,745) (419,066) (8,910.3)
Chewy, Inc., Class A ....... (860) (40,945) (870.6)
Church & Dwight Co., Inc. ... (5,207) (534,499) (11,364.7)
Cincinnati Financial Corp. .... (202) (23,802) (506.1)
Cisco Systems, Inc. ........ (5,970) (332,350) (7,066.5)
Citrix Systems, Inc. ........ (697) (71,052) (1,510.7)
Cloudflare, Inc., Class A ..... (308) (29,691) (631.3)
CME Group, Inc. .......... (206) (47,277) (1,005.2)
CoStar Group, Inc. ........ (985) (69,108) (1,469.4)
Coterra Energy, Inc. ....... (4,134) (90,535) (1,925.0)
Coupa Software, Inc. ....... (680) (91,304) (1,941.3)
CyberArk Software Ltd. ..... (261) (35,796) (761.1)
Discovery, Inc., Class A ..... (670) (18,700) (397.6)
DISH Network Corp., Class A . (2,744) (86,162) (1,832.0)
Dollar General Corp. ....... (355) (74,010) (1,573.6)
Dollar Tree, Inc. .......... (1,063) (139,487) (2,965.8)
DoorDash, Inc., Class A ..... (1,039) (117,916) (2,507.2)
DR Horton, Inc. ........... (658) (58,707) (1,248.2)
DraftKings, Inc., Class A ..... (1,997) (44,114) (938.0)
Eaton Corp. plc ........... (724) (114,703) (2,438.9)
Elanco Animal Health, Inc. ... (778) (20,259) (430.8)
Enphase Energy, Inc. ....... (614) (86,249) (1,833.8)
Erie Indemnity Co., Class A .. (392) (72,167) (1,534.4)
Essential Utilities, Inc. ...... (5,453) (265,779) (5,651.1)
Estee Lauder Cos., Inc. (The),
Class A .............. (179) (55,810) (1,186.7)
Etsy, Inc. ............... (420) (65,974) (1,402.7)
Evergy, Inc. ............. (1,165) (75,678) (1,609.1)
Exact Sciences Corp. ...... (1,509) (115,227) (2,450.0)
Fiserv, Inc. .............. (2,984) (315,409) (6,706.3)
FleetCor Technologies, Inc. ... (799) (190,370) (4,047.7)
Generac Holdings, Inc. ..... (65) (18,355) (390.3)
Global Payments, Inc. ...... (409) (61,301) (1,303.4)
Globe Life, Inc. ........... (829) (84,807) (1,803.2)
Guidewire Software, Inc. .... (1,071) (108,000) (2,296.3)
Hasbro, Inc. ............. (1,053) (97,381) (2,070.5)
HEICO Corp. ............ (167) (22,777) (484.3)
Hilton Worldwide Holdings, Inc. (272) (39,470) (839.2)
Honeywell International, Inc. .. (315) (64,411) (1,369.5)
Horizon Therapeutics plc .... (222) (20,719) (440.5)
Hormel Foods Corp. ....... (5,748) (272,858) (5,801.6)
Howmet Aerospace, Inc. .... (7,310) (227,268) (4,832.2)
HubSpot, Inc. ............ (35) (17,108) (363.8)
Humana, Inc. ............ (417) (163,673) (3,480.0)
IAC/InterActiveCorp ........ (1,807) (246,728) (5,246.0)
Ingersoll Rand, Inc. ........ (3,528) (198,309) (4,216.5)
Insulet Corp. ............ (206) (51,088) (1,086.2)
International Business Machines
Corp. ............... (1,009) (134,772) (2,865.6)
IPG Photonics Corp. ....... (836) (129,137) (2,745.7)
J M Smucker Co. (The) ..... (690) (97,000) (2,062.4)
Keurig Dr Pepper, Inc. ...... (6,862) (260,413) (5,537.0)
Las Vegas Sands Corp. ..... (2,958) (129,560) (2,754.7)
Leidos Holdings, Inc. ....... (535) (47,856) (1,017.5)
Liberty Broadband Corp., Class
C .................. (700) (103,887) (2,208.9)
Liberty Media Corp-Liberty
Formula One, Class C .... (6,378) (384,147) (8,167.8)
Live Nation Entertainment, Inc. (419) (45,885) (975.6)
Lululemon Athletica, Inc. .... (58) (19,358) (411.6)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
58
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Lumen Technologies, Inc. .... (1,934) $ (23,904) (508.3) %
M&T Bank Corp. .......... (711) (120,429) (2,560.6)
MarketAxess Holdings, Inc. .. (413) (142,270) (3,025.0)
Marriott International, Inc., Class
A .................. (72) (11,601) (246.7)
Martin Marietta Materials, Inc. . (314) (122,184) (2,597.9)
Match Group, Inc. ......... (175) (19,723) (419.3)
MGM Resorts International ... (1,154) (49,299) (1,048.2)
Microchip Technology, Inc. ... (1,343) (104,056) (2,212.5)
MongoDB, Inc. ........... (42) (17,015) (361.8)
Newmont Corp. .......... (1,603) (98,056) (2,084.9)
NIKE, Inc., Class B ........ (571) (84,548) (1,797.7)
Oak Street Health, Inc. ...... (1,105) (19,205) (408.3)
Okta, Inc. ............... (1,120) (221,637) (4,712.5)
PACCAR, Inc. ........... (838) (77,926) (1,656.9)
Packaging Corp. of America .. (138) (20,787) (442.0)
Parker-Hannifin Corp. ...... (76) (23,561) (501.0)
Paycom Software, Inc. ...... (92) (30,848) (655.9)
PayPal Holdings, Inc. ...... (533) (91,644) (1,948.6)
Peloton Interactive, Inc., Class A (923) (25,226) (536.4)
PerkinElmer, Inc. ......... (663) (114,149) (2,427.1)
PG&E Corp. ............. (7,114) (90,988) (1,934.6)
Pioneer Natural Resources Co. (201) (43,997) (935.5)
Plug Power, Inc. .......... (3,518) (76,939) (1,635.9)
PPL Corp. .............. (11,239) (333,574) (7,092.5)
Progressive Corp. (The) ..... (3,870) (420,514) (8,941.1)
Public Service Enterprise Group,
Inc. ................. (648) (43,111) (916.6)
Republic Services, Inc. ..... (1,371) (175,022) (3,721.4)
RingCentral, Inc., Class A .... (369) (65,125) (1,384.7)
Rollins, Inc. ............. (248) (7,651) (162.7)
Roper Technologies, Inc. .... (359) (156,940) (3,336.9)
Royal Caribbean Cruises Ltd. . (1,010) (78,588) (1,671.0)
Royalty Pharma plc, Class A .. (4,349) (174,003) (3,699.7)
RPM International, Inc. ..... (2,010) (178,106) (3,786.9)
S&P Global, Inc. .......... (227) (94,255) (2,004.1)
salesforce.com, Inc. ....... (490) (113,989) (2,423.7)
Schneider Electric SE ...... (975) (165,161) (3,511.7)
Seagen, Inc. ............ (134) (18,024) (383.2)
SEI Investments Co. ....... (345) (20,220) (429.9)
Sherwin-Williams Co. (The) .. (569) (163,024) (3,466.3)
Southern Co. (The) ........ (447) (31,062) (660.4)
Shares Value
% of Basket
Value
United States (continued)
Southwest Airlines Co. ...... (1,911) $ (85,536) (1,818.7) %
SS&C Technologies Holdings,
Inc. ................. (1,729) (138,095) (2,936.2)
Stanley Black & Decker, Inc. .. (133) (23,228) (493.9)
STERIS plc ............. (363) (81,457) (1,732.0)
Stryker Corp. ............ (745) (184,797) (3,929.2)
Take-Two Interactive Software,
Inc. ................. (613) (100,127) (2,128.9)
Teladoc Health, Inc. ........ (1,201) (92,129) (1,958.9)
Teledyne Technologies, Inc. .. (271) (114,208) (2,428.3)
Teleflex, Inc. ............. (728) (225,818) (4,801.4)
T-Mobile US, Inc. ......... (942) (101,896) (2,166.5)
Tradeweb Markets, Inc., Class A (263) (22,295) (474.0)
TransUnion ............. (1) (103) (2.2)
Twilio, Inc., Class A ........ (260) (53,591) (1,139.5)
Twitter, Inc. ............. (494) (18,530) (394.0)
Tyler Technologies, Inc. ..... (43) (20,373) (433.2)
Union Pacific Corp. ........ (395) (96,597) (2,053.9)
UnitedHealth Group, Inc. .... (127) (60,016) (1,276.1)
Universal Health Services, Inc.,
Class B .............. (182) (23,671) (503.3)
US Bancorp ............. (603) (35,089) (746.1)
VF Corp. ............... (609) (39,713) (844.4)
Viatris, Inc. .............. (3,649) (54,626) (1,161.5)
Vistra Corp. ............. (3,388) (73,892) (1,571.1)
Walt Disney Co. (The) ...... (944) (134,964) (2,869.6)
Waste Connections, Inc. ..... (1,277) (159,242) (3,385.8)
Waste Management, Inc. .... (641) (96,432) (2,050.4)
WEC Energy Group, Inc. .... (320) (31,053) (660.3)
Wells Fargo & Co. ......... (1,599) (86,026) (1,829.1)
Wynn Resorts Ltd. ........ (1,673) (142,958) (3,039.6)
Zillow Group, Inc., Class C ... (1,641) (82,838) (1,761.3)
Zimmer Biomet Holdings, Inc. . (1,109) (136,429) (2,900.8)
Zoom Video Communications,
Inc., Class A ........... (208) (32,090) (682.3)
(19,185,335)
Zambia
First Quantum Minerals Ltd. .. (1,370) (33,745) (717.5)
Total Reference Entity — Short ............ (36,991,684)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 4,703
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 2,712,707 $ — $ — $ (310,124)
OTC Swaps ................................................................... — — 739,353 (3,016,178)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ 782,781 $ — $ 918,960 $ — $ 1,787,422 $ — $ 3,489,163
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 3,973,759 — — 3,973,759
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 398,741 — 398,741
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 739,353 — — — 739,353
$ 782,781 $ — $ 1,658,313 $ 3,973,759 $ 2,186,163 $ — $ 8,601,016
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 3,300,604 — 1,360,480 — 4,726,961 — 9,388,045
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,956,982 — — 4,956,982
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 310,124 — — — — 310,124
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,016,178 — — — 3,016,178
$ 3,300,604 $ 310,124 $ 4,376,658 $ 4,956,982 $ 4,726,961 $ — $ 17,671,329
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended January 31, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 4,806,499 $ — $ 696,730 $ — $ (504,232) $ — $ 4,998,997
Forward foreign currency exchange contracts .... — — — 4,807,948 — — 4,807,948
Options purchased
(a)
.................... — — — — (1,200,223) — (1,200,223)
Swaps .............................. — 632,324 15,662,159 — 1,418,965 — 17,713,448
$ 4,806,499 $ 632,324 $ 16,358,889 $ 4,807,948 $ (285,490) $ — $ 26,320,170
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... (3,058,170) — 1,007,407 — (8,000,267) — (10,051,030)
Forward foreign currency exchange contracts .... — — — (3,568,716) — — (3,568,716)
Options purchased
(b)
.................... — — — — 594,672 — 594,672
Swaps .............................. — (691,709) (2,820,446) — — — (3,512,155)
$ (3,058,170) $ (691,709) $ (1,813,039) $ (3,568,716) $ (7,405,595) $ — $ (16,537,229)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
60
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 381,207,587
Average notional value of contracts — short ................................................................................. 204,184,152
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 316,774,419
Average amounts sold — in USD ........................................................................................ 311,900,821
Options
Average notional value of swaption contracts purchased ......................................................................... 46,414,599
Credit default swaps
Average notional value — sell protection ................................................................................... 23,767,704
Total return swaps
Average notional value ............................................................................................... 54,333,151
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 4,806,499
Futures contracts .................................................................................... $ 2,806,177 $ 1,799,662
Forward foreign currency exchange contracts ................................................................. 3,973,759 4,956,982
Options
(a)(b)
........................................................................................ 398,741 —
Swaps — Centrally cleared ............................................................................. 41,768 —
Swaps — OTC
(c)
.................................................................................... 739,353 3,016,178
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 7,959,798 $ 9,772,822
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,847,945) (1,799,662)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 5,111,853 $ 7,973,160
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA
(e)
............................. $ 79,464 $ (79,464) $ — $ — $ —
Barclays Bank plc ................................ 109,622 (19,328) — (90,294) —
Barclays Bank plc
(e)
............................... 47,415 (47,415) — — —
BNP Paribas SA ................................. 254,643 — — — 254,643
BNP Paribas SA
(e)
................................ 59,011 (59,011) — — —
Citibank NA .................................... 271,607 — — — 271,607
Citibank NA
(e)
................................... 51,698 (51,698) — — —
Credit Suisse International .......................... 9,211 — — — 9,211
Goldman Sachs International ........................ 306,693 (191,207) — — 115,486
Goldman Sachs International
(e)
....................... 308,168 (3,586) — — 304,582
HSBC Bank plc .................................. 72,331 (72,331) — — —
HSBC Bank plc
(e)
................................ 67,370 (49,814) — — 17,556
JPMorgan Chase Bank NA .......................... 285,251 — — (280,000) 5,251
Merrill Lynch International & Co. ...................... 45,484 (45,484) — — —
Morgan Stanley & Co. International plc
(e)
................. 2,930,654 (2,176,437) — (430,000) 324,217
Societe Generale SA
(e)
............................. 3,176 (3,176) — — —
Toronto Dominion Bank ............................ 103,976 (8,195) — — 95,781
UBS AG ...................................... 96,625 (882) — — 95,743
Westpac Banking Corp. ............................ 9,454 (9,454) — — —
$ 5,111,853 $ (2,817,482) $ — $ (800,294) $ 1,494,077

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(f)
Net Amount of
Derivative
Liabilities
(d)(g)
Bank of America NA
(e)
............................. $ 869,308 $ (79,464) $ — $ (789,844) $ —
Barclays Bank plc ................................ 19,328 (19,328) — — —
Barclays Bank plc
(e)
............................... 277,853 (47,415) — — 230,438
BNP Paribas SA
(e)
................................ 84,605 (59,011) — — 25,594
Citibank NA
(e)
................................... 228,786 (51,698) — — 177,088
Deutsche Bank AG
(e)
.............................. 15,918 — — — 15,918
Goldman Sachs International ........................ 191,207 (191,207) — — —
Goldman Sachs International
(e)
....................... 3,586 (3,586) — — —
HSBC Bank plc .................................. 436,950 (72,331) — (364,619) —
HSBC Bank plc
(e)
................................ 49,814 (49,814) — — —
JPMorgan Chase Bank NA
(e)
......................... 977,602 — — (660,000) 317,602
Merrill Lynch International & Co. ...................... 2,578,999 (45,484) — (2,533,515) —
Morgan Stanley & Co. International plc
(e)
................. 2,176,437 (2,176,437) — — —
Societe Generale SA
(e)
............................. 32,985 (3,176) — — 29,809
Toronto Dominion Bank ............................ 8,195 (8,195) — — —
UBS AG ...................................... 882 (882) — — —
Westpac Banking Corp. ............................ 20,705 (9,454) — — 11,251
$ 7,973,160 $ (2,817,482) $ — $ (4,347,978) $ 807,700
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
62
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 273 $ — $ — $ 273
Foreign Government Obligations .............................. — 15,342,045 — 15,342,045
U.S. Treasury Obligations ................................... — 5,184,306 — 5,184,306
Short-Term Securities
Money Market Funds ...................................... 51,331,913 — — 51,331,913
U.S. Treasury Obligations ................................... — 112,914,763 — 112,914,763
Options Purchased
Interest rate contracts ...................................... — 398,741 — 398,741
$ 51,332,186 $ 133,839,855 $ — $ 185,172,041
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 782,781 $ — $ — $ 782,781
Equity contracts ........................................... 290,278 1,368,035 — 1,658,313
Foreign currency exchange contracts ............................ — 3,973,759 — 3,973,759
Interest rate contracts ....................................... 1,787,422 — — 1,787,422
Liabilities
Commodity contracts ....................................... (3,300,604) — — (3,300,604)
Credit contracts ........................................... — (310,124) — (310,124)
Equity contracts ........................................... (137,506) (4,239,152) — (4,376,658)
Foreign currency exchange contracts ............................ — (4,956,982) — (4,956,982)
Interest rate contracts ....................................... (4,726,961) — — (4,726,961)
$ (5,304,590) $ (4,164,464) $ — $ (9,469,054)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Statement of Assets and Liabilities
(unaudited)

January 31, 2022
63
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 133,840,128
Investments, at value — affiliated
(b)
......................................................................................... 51,331,913
Cash ............................................................................................................. 12,740,667
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 8,690,000
Futures contracts .................................................................................................... 22,991,000
Centrally cleared swaps ................................................................................................ 2,074,000
Foreign currency, at value
(c)
.............................................................................................. 14,857,756
Receivables: –
Swaps   .......................................................................................................... 3,071,904
Capital shares sold ................................................................................................... 1,171,717
Dividends — affiliated ................................................................................................. 187
Interest — unaffiliated ................................................................................................. 61,615
From the Manager ................................................................................................... 10,356
Variation margin on futures contracts ....................................................................................... 2,806,177
Variation margin on centrally cleared swaps .................................................................................. 41,768
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 3,973,759
OTC swaps ........................................................................................................ 739,353
Prepaid expenses ..................................................................................................... 101,566
Total assets .........................................................................................................
258,503,866
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 3,270,000
Payables: –
Swaps   .......................................................................................................... 604,892
Administration fees ................................................................................................... 8,855
Capital shares redeemed ............................................................................................... 252,518
Investment advisory fees .............................................................................................. 28,834
Trustees' and Officer's fees ............................................................................................. 1,992
Other affiliate fees ................................................................................................... 159
Service and distribution fees ............................................................................................. 1,509
Variation margin on futures contracts ....................................................................................... 1,799,662
Other accrued expenses ............................................................................................... 290,020
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,956,982
OTC swaps ........................................................................................................ 3,016,178
Total liabilities ........................................................................................................
14,231,601
NET ASSETS ........................................................................................................
$ 244,272,265
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 243,964,429
Accumulated earnings .................................................................................................. 307,836
NET ASSETS ........................................................................................................
$ 244,272,265
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 133,074,664
(b)
  Investments, at cost — affiliated .......................................................................................... $ 51,331,913
(c)
  Foreign currency, at cost ............................................................................................... $ 14,864,071

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
64
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 199,347,811
Shares outstanding .................................................................................................
21,061,262
Net asset value ....................................................................................................
$ 9.47
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 6,332,798
Shares outstanding .................................................................................................
674,529
Net asset value ....................................................................................................
$ 9.39
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 184,737
Shares outstanding .................................................................................................
20,025
Net asset value ....................................................................................................
$ 9.23
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 38,406,919
Shares outstanding .................................................................................................
4,052,243
Net asset value ....................................................................................................
$ 9.48
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Consolidated Statement of Operations
(unaudited)

Six Months Ended January 31, 2022
65
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 669
Interest — unaffiliated ................................................................................................ 595,904
Total investment income .................................................................................................
596,573
EXPENSES
Investment advisory .................................................................................................. 582,114
Accounting services .................................................................................................. 177,645
Transfer agent — class specific .......................................................................................... 107,915
Registration ....................................................................................................... 81,734
Professional ....................................................................................................... 65,054
Administration ..................................................................................................... 49,480
Administration — class specific .......................................................................................... 23,283
Custodian ......................................................................................................... 14,684
Service and distribution — class specific .................................................................................... 8,914
Trustees and Officer .................................................................................................. 3,474
Miscellaneous ...................................................................................................... 17,771
Total expenses .......................................................................................................
1,132,068
Less: –
Administration fees waived — class specific .................................................................................. (23,280)
Fees waived and/or reimbursed by the Manager ............................................................................... (408,699)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (60,103)
Total expenses after fees waived and/or reimbursed ..............................................................................
639,986
Net investment loss ....................................................................................................
(43,413)
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,634,929
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,199,836)
Forward foreign currency exchange contracts ............................................................................... 4,807,948
Foreign currency transactions ......................................................................................... (641,164)
Futures contracts .................................................................................................. 4,998,997
Swaps ......................................................................................................... 17,713,448
A
25,679,393
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (870,220)
Forward foreign currency exchange contracts ............................................................................... (3,568,716)
Foreign currency translations .......................................................................................... (42,343)
Futures contracts .................................................................................................. (10,051,030)
Swaps ......................................................................................................... (3,512,155)
A
(18,044,464)
Net realized and unrealized gain ...........................................................................................
7,634,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,591,516

Consolidated Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
66
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Six Months Ended
01/31/22
(unaudited)
Year Ended
07/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (43,413) $ (433,630)
Net realized gain .................................................................................. 25,679,393 5,591,352
Net change in unrealized appreciation (depreciation) .......................................................... (18,044,464) 8,173,521
Net increase in net assets resulting from operations .............................................................
7,591,516 13,331,243
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (7,362,432) —
Investor A ..................................................................................... (245,216) —
Investor C ..................................................................................... (6,344) —
Class K ....................................................................................... (1,467,551) —
Decrease in net assets resulting from distributions to shareholders ...................................................
(9,081,543) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
31,620,549 (101,374,823)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 30,130,522 (88,043,580)
Beginning of period .................................................................................. 214,141,743 302,185,323
End of period ......................................................................................
$ 244,272,265 $ 214,141,743
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
BlackRock Total Factor Fund
Institutional
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.51 $ 8.78 $ 10.50 $ 10.18 $ 10.18 $ 9.79
Net investment income (loss)
(a)
...................
(0.00)
(b)
(0.02) 0.09 0.16 0.08 0.00
(b)
Net realized and unrealized gain (loss) ..............
0.33 0.75 (1.51) 0.44 0.39 0.53
Net increase (decrease) from investment operations ......
0.33 0.73 (1.42) 0.60 0.47 0.53
Distributions
(c)
– – – – – –
From net investment income ....................
(0.37) — (0.01) (0.24) — (0.04)
From net realized gain .........................
— — (0.29) (0.04) (0.47) (0.10)
Total distributions .............................
(0.37) — (0.30) (0.28) (0.47) (0.14)
Net asset value, end of period ....................
$ 9.47 $ 9.51 $ 8.78 $ 10.50 $ 10.18 $ 10.18
Total Return
(d)
3.46% 8.31% (13.93)% 6.10% 4.59% —
Based on net asset value ........................
3.46%
(e)
8.31% (13.93)% 6.10% 4.59% 5.46%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.98%
(g)
0.96% 0.84% 1.29% 1.82% 1.65%
Total expenses after fees waived and/or reimbursed ......
0.55%
(g)
0.55% 0.55% 0.55% 0.54% 0.68%
Net investment income (loss) .....................
(0.04)%
(g)
(0.19)% 0.97% 1.55% 0.76% (0.03)%
Supplemental Data
Net assets, end of period (000) ....................
$ 199,348 $ 176,703 $ 265,507 $ 206,351 $ 122,627 $ 31,334
Portfolio turnover rate ..........................
118% 49% 166% 74% 64% 73%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
68
BlackRock Total Factor Fund
Investor A
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.44 $ 8.74 $ 10.46 $ 10.15 $ 10.15 $ 9.77
Net investment income (loss)
(a)
...................
(0.01) (0.04) 0.07 0.13 0.02 (0.02)
Net realized and unrealized gain (loss) ..............
0.32 0.74 (1.50) 0.44 0.42 0.52
Net increase (decrease) from investment operations ......
0.31 0.70 (1.43) 0.57 0.44 0.50
Distributions
(b)
– – – – – –
From net investment income ....................
(0.36) — (0.00)
(c)
(0.22) — (0.02)
From net realized gain .........................
— — (0.29) (0.04) (0.44) (0.10)
Total distributions .............................
(0.36) — (0.29) (0.26) (0.44) (0.12)
Net asset value, end of period ....................
$ 9.39 $ 9.44 $ 8.74 $ 10.46 $ 10.15 $ 10.15
Total Return
(d)
3.27% 8.01% (14.07)% 5.80% 4.35% —
Based on net asset value ........................
3.27%
(e)
8.01% (14.07)% 5.80% 4.35% 5.16%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.31%
(g)
1.31% 1.22% 1.65% 2.20% 2.09%
Total expenses after fees waived and/or reimbursed ......
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.91%
Net investment income (loss) .....................
(0.28)%
(g)
(0.46)% 0.73% 1.28% 0.18% (0.21)%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,333 $ 5,892 $ 6,916 $ 7,423 $ 4,936 $ 2,327
Portfolio turnover rate ..........................
118% 49% 166% 74% 64% 73%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
69
Consolidated Financial Highlights
BlackRock Total Factor Fund
Investor C
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.28 $ 8.66 $ 10.40 $ 10.08 $ 10.07 $ 9.71
Net investment income (loss)
(a)
...................
(0.05) (0.10) (0.01) 0.04 (0.11) (0.10)
Net realized and unrealized gain (loss) ..............
0.33 0.72 (1.48) 0.44 0.48 0.52
Net increase (decrease) from investment operations ......
0.28 0.62 (1.49) 0.48 0.37 0.42
Distributions
(b)
– – – – – –
From net investment income ....................
(0.33) — (0.00)
(c)
(0.12) — —
From net realized gain .........................
— — (0.25) (0.04) (0.36) (0.06)
Total distributions .............................
(0.33) — (0.25) (0.16) (0.36) (0.06)
Net asset value, end of period ....................
$ 9.23 $ 9.28 $ 8.66 $ 10.40 $ 10.08 $ 10.07
Total Return
(d)
2.93% 7.16% (14.68)% 4.95% 3.62% —
Based on net asset value ........................
2.93%
(e)
7.16% (14.68)% 4.95% 3.62% 4.40%
Ratios to Average Net Assets
(f)
Total expenses ...............................
2.16%
(g)
2.08% 1.92% 2.47% 2.98% 2.80%
Total expenses after fees waived and/or reimbursed ......
1.54%
(g)
1.54% 1.55% 1.55% 1.55% 1.68%
Net investment income (loss) .....................
(0.99)%
(g)
(1.19)% (0.06)% 0.41% (1.08)% (1.01)%
Supplemental Data
Net assets, end of period (000) ....................
$ 185 $ 221 $ 304 $ 608 $ 755 $ 908
Portfolio turnover rate ..........................
118% 49% 166% 74% 64% 73%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
70
BlackRock Total Factor Fund
Class K
Six Months Ended
01/31/22
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Net asset value, beginning of period ...............
$ 9.52 $ 8.79 $ 10.51 $ 10.18 $ 10.18 $ 9.76
Net investment income (loss)
(b)
...................
0.00
(c)
(0.02) 0.10 0.14 0.28 0.01
Net realized and unrealized gain (loss) ..............
0.33 0.75 (1.52) 0.47 0.19 0.41
Net increase (decrease) from investment operations ......
0.33 0.73 (1.42) 0.61 0.47 0.42
Distributions
(d)
– – – – – –
From net investment income ....................
(0.37) — (0.01) (0.24) — —
From net realized gain .........................
— — (0.29) (0.04) (0.47) —
Total distributions .............................
(0.37) — (0.30) (0.28) (0.47) —
Net asset value, end of period ....................
$ 9.48 $ 9.52 $ 8.79 $ 10.51 $ 10.18 $ 10.18
Total Return
(e)
3.47% 8.30% (13.89)% 6.23% 4.61% —
Based on net asset value ........................
3.47%
(f)
8.30% (13.89)% 6.23% 4.61% 4.30%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.87%
(h)
0.87% 0.77% 1.29% 1.81% 1.84%
(h)
Total expenses after fees waived and/or reimbursed ......
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.49%
(h)
Net investment income (loss) .....................
0.01%
(h)
(0.18)% 1.08% 1.43% 2.79% 0.28%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 38,407 $ 31,325 $ 29,458 $ 18,383 $ 28,440 $ 230
Portfolio turnover rate ..........................
118% 49% 166% 74% 64% 73%
( i )
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Consolidated Financial Statements
(unaudited)

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Total Factor Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Strategic Risk Allocation Fund, Ltd.
(the “Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables  the
Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $15,721,498 , which is 6.4%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
72
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Over-the-counter ("OTC") options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
74
derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
76
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreeme nt with the Manager, an indirec t, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2022, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 7,854
Investor C ........................................................................................................ 1,060
$ 8,914
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 18,975
Investor A ........................................................................................................ 629
Investor C ........................................................................................................ 21
Class K ......................................................................................................... 3,658
$ 23,283
Institutional .................................................................................................... $ 114
Investor A ..................................................................................................... 11
$ 125

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
For the six months ended January 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  January 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares for a total of $9 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 .
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees "), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pur suant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31 , 2022, the amount waived was $ 3,261 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $405,438, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2022, class specific expense waivers and/
or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “ Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2022, the Fund did not participate in the Interfund Lending Program.
Institutional ....................................................................................................... $ 101,317
Investor A ........................................................................................................ 5,974
Investor C ........................................................................................................ 304
Class K ......................................................................................................... 320
$ 107,915
Institutional .......................................................................................................... 0.55%
Investor A ........................................................................................................... 0.80
Investor C ........................................................................................................... 1.55
Class K ............................................................................................................ 0.50
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Total Factor Fund
Institutional .................................................................................... $ 18,975 $ 54,943
Investor A ..................................................................................... 628 4,575
Investor C ..................................................................................... 21 267
Class K ...................................................................................... 3,656 318
$ 23,280 $ 60,103

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
78
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:
RULE ABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Total Factor Fund ............................................ $ 11,175,101 $ 16,493,500 $ 23,364,723 $ 18,497,922
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 186,894,978 $ 6,641,188 $ (17,833,179) $ (11,191,991)

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
80
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
01/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Factor Fund
Institutional
Shares sold .............................................
3,258,010 $ 31,319,756 10,201,915 $ 89,887,340
Shares issued in reinvestment of distributions ........................
764,492 7,323,832 — —
Shares redeemed .........................................
(1,542,269) (14,819,189) (21,849,107) (189,309,769)
2,480,233 $ 23,824,399 (11,647,192) $ (99,422,429)
Investor A
Shares sold and automatic conversion of shares ......................
108,024 $ 1,030,189 161,901 $ 1,435,546
Shares issued in reinvestment of distributions ........................
25,609 243,546 — —
Shares redeemed .........................................
(83,388) (795,985) (329,107) (2,842,811)
50,245 $ 477,750 (167,206) $ (1,407,265)
Investor C
Shares sold .............................................
853 $ 8,000 70 $ 600
Shares issued in reinvestment of distributions ........................
679 6,344 — —
Shares redeemed and automatic conversion of shares ..................
(5,306) (50,489) (11,409) (96,411)
(3,774) $ (36,145) (11,339) $ (95,811)
Class K
Shares sold .............................................
1,115,532 $ 10,763,648 1,240,109 $ 10,932,535
Shares issued in reinvestment of distributions ........................
42,109 404,248 — —
Shares redeemed .........................................
(395,364) (3,813,351) (1,300,845) (11,381,853)
762,277 $ 7,354,545 (60,736) $ (449,318)
3,288,981 $ 31,620,549 (11,886,473) $ (101,374,823)

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Total Factor Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
82
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
84
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-1/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: March 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: March 23, 2022